Short 7-10 Year Treasury Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.9%

REPURCHASE AGREEMENTS(a) - 33.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $48,482,754
(Cost $48,482,707)	48,482,707	48,482,707

U.S. TREASURY OBLIGATIONS - 55.7%
U.S. Treasury Bills
0.02%, 3/10/2022(b)	6,349,000	6,348,952
0.09%, 3/31/2022(b)	25,000,000	24,998,620
0.12%, 4/7/2022(b)	25,000,000	24,997,752
0.12%, 4/14/2022(b)	25,000,000	24,996,257
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,340,514)		81,341,581

TOTAL SHORT-TERM INVESTMENTS (Cost $129,823,221)		129,824,288
Total Investments - 88.9% (Cost $129,823,221)		129,824,288
Other assets less liabilities - 11.1%		16,240,741
Net Assets - 100.0%		146,065,029

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Short 7-10 Year Treasury Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	13	6/21/2022	USD	$1,656,484	$(16,476)

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(22,539,408)	11/7/2022	Bank of America NA	0.41%	ICE U.S. Treasury 7-10 Year Bond Index	862,981
(122,132,278)	8/8/2022	Citibank NA	0.39%	ICE U.S. Treasury 7-10 Year Bond Index	2,643,222
(144,671,686)					3,506,203
				Total Unrealized Appreciation	3,506,203

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short 20+ Year Treasury Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 93.6%

REPURCHASE AGREEMENTS(a) - 14.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $108,640,359
(Cost $108,640,253)	108,640,253	108,640,253

U.S. TREASURY OBLIGATIONS(b) - 79.6%
U.S. Treasury Bills
0.01%, 3/3/2022(c)	25,000,000	24,999,986
0.03%, 3/10/2022(c)	20,000,000	19,999,850
0.04%, 3/17/2022(c)	25,000,000	24,999,764
0.06%, 3/24/2022(c)	10,000,000	9,999,595
0.09%, 3/31/2022(c)	25,000,000	24,998,620
0.03%, 4/5/2022(c)	70,000,000	69,993,365
0.12%, 4/7/2022(c)	25,000,000	24,997,752
0.04%, 4/12/2022(c)	50,000,000	49,992,854
0.12%, 4/14/2022(c)	25,000,000	24,996,257
0.25%, 4/28/2022(c)	20,000,000	19,994,200
0.23%, 5/5/2022(c)	21,000,000	20,991,327
0.07%, 5/19/2022(c)	25,000,000	24,983,578
0.07%, 6/16/2022(c)	50,000,000	49,940,741
0.10%, 8/11/2022(c)	140,000,000	139,606,831
0.08%, 9/8/2022(c)	30,000,000	29,897,099
0.51%, 11/3/2022(c)	35,000,000	34,828,901
0.69%, 12/29/2022(c)	25,000,000	24,814,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $620,615,372)		620,035,553

TOTAL SHORT-TERM INVESTMENTS (Cost $729,255,625)		728,675,806
Total Investments - 93.6% (Cost $729,255,625)		728,675,806
Other assets less liabilities - 6.4%		50,032,246
Net Assets - 100.0%		778,708,052

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,854,761.
(c)	The rate shown was the current yield as of February 28, 2022.

Short 20+ Year Treasury Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	120	6/21/2022	USD	$18,836,250	$(362,610)

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(362,248,208)	11/7/2022	Citibank NA	0.30%	ICE U.S. Treasury 20+ Year Bond Index	20,035,828
(215,086,190)	11/6/2023	Goldman Sachs International	0.34%	ICE U.S. Treasury 20+ Year Bond Index	6,331,367
(189,047,463)	11/6/2023	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	11,585,307
(766,381,861)					37,952,502
				Total Unrealized Appreciation	37,952,502

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.5%

REPURCHASE AGREEMENTS(a) - 76.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,471,685
(Cost $1,471,683)	1,471,683	1,471,683

Total Investments - 76.5% (Cost $1,471,683)		1,471,683
Other assets less liabilities - 23.5%		453,130
Net Assets - 100.0%		1,924,813

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(190,743)	5/8/2023	Bank of America NA	0.32%	Dow Jones U.S. Basic MaterialsSM Index	9,012
(52,863)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Basic MaterialsSM Index	(3,713)
(978,784)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. Basic MaterialsSM Index	29,103
(699,209)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. Basic MaterialsSM Index	(2,282)
(1,921,599)					32,120
				Total Unrealized Appreciation	38,115
				Total Unrealized Depreciation	(5,995)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.3%

REPURCHASE AGREEMENTS(a) - 16.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $40,678,564
(Cost $40,678,526)	40,678,526	40,678,526

U.S. TREASURY OBLIGATIONS(b) - 76.1%
U.S. Treasury Bills
0.03%, 4/5/2022(c)	20,000,000	19,998,104
0.03%, 4/21/2022(c)	25,000,000	24,993,802
0.25%, 4/28/2022(c)	10,000,000	9,997,100
0.23%, 5/5/2022(c)	7,000,000	6,997,109
0.07%, 8/11/2022(c)	50,000,000	49,859,583
0.09%, 9/8/2022(c)	45,000,000	44,845,648
0.51%, 11/3/2022(c)	35,000,000	34,828,901
TOTAL U.S. TREASURY OBLIGATIONS (Cost $191,834,409)		191,520,247

TOTAL SHORT-TERM INVESTMENTS (Cost $232,512,935)		232,198,773
Total Investments - 92.3% (Cost $232,512,935)		232,198,773
Other assets less liabilities - 7.7%		19,374,278
Net Assets - 100.0%		251,573,051

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,924,834.
(c)	The rate shown was the current yield as of February 28, 2022.

Short Dow30SM Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	108	3/18/2022	USD	$18,273,600	$1,110,496

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(43,484,206)	5/8/2023	Bank of America NA	(0.28)%	Dow Jones Industrial AverageSM	1,350,568
(76,326,135)	5/8/2023	BNP Paribas SA	(0.38)%	Dow Jones Industrial AverageSM	4,093,415
(30,605,018)	4/10/2023	Citibank NA	(0.56)%	Dow Jones Industrial AverageSM	678,005
(10,201,672)	3/7/2023	Goldman Sachs International	(0.43)%	Dow Jones Industrial AverageSM	705,996
(25,012,739)	3/7/2023	Societe Generale	(0.18)%	Dow Jones Industrial AverageSM	3,921
(47,581,889)	3/7/2023	UBS AG	(0.28)%	Dow Jones Industrial AverageSM	3,496,882
(233,211,659)					10,328,787
				Total Unrealized Appreciation	10,328,787

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 74.6%

REPURCHASE AGREEMENTS(a) - 69.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $5,627,096
(Cost $5,627,092)	5,627,092	5,627,092

U.S. TREASURY OBLIGATIONS - 5.2%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $423,998)	424,000	423,997

TOTAL SHORT-TERM INVESTMENTS (Cost $6,051,090)		6,051,089
Total Investments - 74.6% (Cost $6,051,090)		6,051,089
Other assets less liabilities - 25.4%		2,061,195
Net Assets - 100.0%		8,112,284

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,077,632)	5/8/2023	Bank of America NA	0.02%	Dow Jones U.S. FinancialsSM Index[c]	38,323
(1,914,237)	5/8/2023	BNP Paribas SA	(0.28)%	Dow Jones U.S. FinancialsSM Index[c]	53,037
(1,019,226)	4/10/2023	Citibank NA	(0.23)%	Dow Jones U.S. FinancialsSM Index[c]	30,564
(1,149,200)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. FinancialsSM Index[c]	44,521
(951,771)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. FinancialsSM Index[c]	(364,799)
(838,250)	3/7/2023	Societe Generale	(0.18)%	Dow Jones U.S. FinancialsSM Index[c]	(29,416)
(1,159,072)	3/7/2023	UBS AG	(0.18)%	Dow Jones U.S. FinancialsSM Index[c]	21,386
(8,109,388)					(206,384)
				Total Unrealized Appreciation	187,831
				Total Unrealized Depreciation	(394,215)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 60.9%

REPURCHASE AGREEMENTS(a) - 60.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,720,406
(Cost $4,720,402)	4,720,402	4,720,402

Total Investments - 60.9% (Cost $4,720,402)		4,720,402
Other assets less liabilities - 39.1%		3,026,935
Net Assets - 100.0%		7,747,337

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
(3,252,272)	11/9/2022	Bank of America NA	1.42%	iShares® China Large-Cap ETF	465,158
(258,446)	4/10/2023	Citibank NA	2.67%	iShares® China Large-Cap ETF	29,492
(1,582,609)	3/7/2023	Goldman Sachs International	0.42%	iShares® China Large-Cap ETF	81,772
(1,774,215)	3/7/2023	Societe Generale	1.57%	iShares® China Large-Cap ETF	66,596
(848,860)	3/7/2023	UBS AG	1.67%	iShares® China Large-Cap ETF	108,972
(7,716,402)					751,990
				Total Unrealized Appreciation	751,990

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.2%

REPURCHASE AGREEMENTS(a) - 46.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $50,768,363
(Cost $50,768,314)	50,768,314	50,768,314

U.S. TREASURY OBLIGATIONS - 29.4%
U.S. Treasury Bills
0.04%, 4/12/2022(b)	30,000,000	29,995,712
0.23%, 5/5/2022(b)	2,000,000	1,999,174
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,997,766)		31,994,886

TOTAL SHORT-TERM INVESTMENTS (Cost $82,766,080)		82,763,200
Total Investments - 76.2% (Cost $82,766,080)		82,763,200
Other assets less liabilities - 23.8%		25,780,276
Net Assets - 100.0%		108,543,476

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Short High Yield

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
(34,266,957)	4/10/2023	Citibank NA	2.67%	iShares® iBoxx $ High Yield Corporate Bond ETF	408,649
(29,563,027)	3/7/2023	Goldman Sachs International	2.42%	iShares® iBoxx $ High Yield Corporate Bond ETF	606,788
(44,155,216)	11/7/2022	UBS AG	1.92%	iShares® iBoxx $ High Yield Corporate Bond ETF	162,124
(107,985,200)					1,177,561
				Total Unrealized Appreciation	1,177,561

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 77.7%

REPURCHASE AGREEMENTS(a) - 77.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $8,719,545
(Cost $8,719,537)	8,719,537	8,719,537

Total Investments - 77.7% (Cost $8,719,537)		8,719,537
Other assets less liabilities - 22.3%		2,502,139
Net Assets - 100.0%		11,221,676

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	5	3/18/2022	USD	$1,329,000	$(19,610)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,650,118)	5/8/2023	Bank of America NA	(0.18)%	S&P MidCap 400®	12,613
(750,537)	5/8/2023	BNP Paribas SA	(0.23)%	S&P MidCap 400®	48,937
(2,014,740)	4/10/2023	Citibank NA	(0.28)%	S&P MidCap 400®	143,609
(252,841)	11/7/2022	Morgan Stanley & Co. International plc	0.12%	S&P MidCap 400®	(187,138)
(5,221,824)	3/7/2023	Societe Generale	0.19%	S&P MidCap 400®	271,246
(9,890,060)					289,267
				Total Unrealized Appreciation	476,405
				Total Unrealized Depreciation	(187,138)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.4%

REPURCHASE AGREEMENTS(a) - 70.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $39,818,206
(Cost $39,818,169)	39,818,169	39,818,169

U.S. TREASURY OBLIGATIONS - 3.9%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $2,195,989)	2,196,000	2,195,984

TOTAL SHORT-TERM INVESTMENTS (Cost $42,014,158)		42,014,153

Total Investments - 74.4% (Cost $42,014,158)		42,014,153
Other assets less liabilities - 25.6%		14,483,372
Net Assets - 100.0%		56,497,525

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(15,320,504)	4/10/2023	Citibank NA	0.32%	iShares® MSCI EAFE ETF	200,327
(32,490,246)	3/7/2023	Goldman Sachs International	(0.13)%	iShares® MSCI EAFE ETF	368,158
(1,303,494)	3/7/2023	Societe Generale	0.72%	iShares® MSCI EAFE ETF	128,979
(7,180,845)	3/7/2023	UBS AG	0.32%	iShares® MSCI EAFE ETF	(68,492)
(56,295,089)					628,972
				Total Unrealized Appreciation	697,464
				Total Unrealized Depreciation	(68,492)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.2%

REPURCHASE AGREEMENTS(a) - 65.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $17,231,504
(Cost $17,231,487)	17,231,487	17,231,487

U.S. TREASURY OBLIGATIONS - 4.9%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $1,284,994)	1,285,000	1,284,990

TOTAL SHORT-TERM INVESTMENTS (Cost $18,516,481)		18,516,477

Total Investments - 70.2% (Cost $18,516,481)		18,516,477
Other assets less liabilities - 29.8%		7,866,875
Net Assets - 100.0%		26,383,352

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
(5,335,438)	5/8/2023	Bank of America NA	0.72%	iShares® MSCI Emerging Markets ETF	538,195
(8,841,881)	4/10/2023	Citibank NA	0.47%	iShares® MSCI Emerging Markets ETF	524,268
(7,644,531)	3/7/2023	Goldman Sachs International	0.42%	iShares® MSCI Emerging Markets ETF	293,555
(540,254)	4/10/2023	Morgan Stanley & Co. International plc	0.47%	iShares® MSCI Emerging Markets ETF	42,715
(902,351)	3/7/2023	Societe Generale	1.62%	iShares® MSCI Emerging Markets ETF	29,356
(2,966,189)	11/9/2022	UBS AG	1.02%	iShares® MSCI Emerging Markets ETF	305,051
(26,230,644)					1,733,140
				Total Unrealized Appreciation	1,733,140

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.9%

REPURCHASE AGREEMENTS(a) - 90.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $3,472,448
(Cost $3,472,444)	3,472,444	3,472,444

Total Investments - 90.9% (Cost $3,472,444)		3,472,444
Other assets less liabilities - 9.1%		349,637
Net Assets - 100.0%		3,822,081

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,539,809)	5/8/2023	Bank of America NA	0.22%	Dow Jones U.S. Oil & GasSM Index	(222,681)
(261,211)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. Oil & GasSM Index	(99,057)
(187,745)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Oil & GasSM Index	(123,222)
(501,432)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. Oil & GasSM Index	(101,432)
(327,680)	11/7/2022	UBS AG	0.07%	Dow Jones U.S. Oil & GasSM Index	(153,528)
(3,817,877)					(699,920)
				Total Unrealized Depreciation	(699,920)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.7%

REPURCHASE AGREEMENTS(a) - 8.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $68,931,600
(Cost $68,931,532)	68,931,532	68,931,532

U.S. TREASURY OBLIGATIONS(b) - 90.4%
U.S. Treasury Bills
0.02%, 3/3/2022(c)	25,000,000	24,999,986
0.03%, 3/10/2022(c)	45,000,000	44,999,662
0.04%, 3/17/2022(c)	25,000,000	24,999,764
0.06%, 3/24/2022(c)	10,000,000	9,999,595
0.09%, 3/31/2022(c)	50,000,000	49,997,240
0.03%, 4/5/2022(c)	75,000,000	74,992,891
0.12%, 4/7/2022(c)	50,000,000	49,995,504
0.04%, 4/12/2022(c)	70,000,000	69,989,996
0.12%, 4/14/2022(c)	50,000,000	49,992,514
0.03%, 4/21/2022(c)	50,000,000	49,987,604
0.23%, 5/5/2022(c)	23,000,000	22,990,501
0.35%, 5/12/2022(c)	30,000,000	29,983,650
0.07%, 5/19/2022(c)	25,000,000	24,983,578
0.07%, 6/16/2022(c)	45,000,000	44,946,667
0.07%, 7/14/2022(c)	20,000,000	19,960,719
0.09%, 8/11/2022(c)	20,000,000	19,943,833
0.14%, 9/8/2022(c)	45,000,000	44,845,648
0.51%, 11/3/2022(c)	50,000,000	49,755,573
0.69%, 12/29/2022(c)	40,000,000	39,703,733
TOTAL U.S. TREASURY OBLIGATIONS (Cost $747,480,314)		747,068,658

TOTAL SHORT-TERM INVESTMENTS (Cost $816,411,846)		816,000,190
Total Investments - 98.7% (Cost $816,411,846)		816,000,190
Other assets less liabilities - 1.3%		10,746,367
Net Assets - 100.0%		826,746,557

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $60,755,247.
(c)	The rate shown was the current yield as of February 28, 2022.

Short QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	211	3/18/2022	USD	$60,042,160	$7,191,307

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(63,287,066)	5/8/2023	Bank of America NA	(0.38)%	NASDAQ-100 Index®	2,206,966
(187,711,287)	5/8/2023	BNP Paribas SA	(0.43)%	NASDAQ-100 Index®	11,645,992
(218,835,140)	4/10/2023	Citibank NA	(0.56)%	NASDAQ-100 Index®	6,020,793
(116,806,993)	3/7/2023	Goldman Sachs International	(0.43)%	NASDAQ-100 Index®	12,232,655
(33,999,890)	5/8/2023	J.P. Morgan Securities	(0.23)%	NASDAQ-100 Index®	13,659,864
(49,277,060)	11/7/2022	Morgan Stanley & Co. International plc	0.12%	NASDAQ-100 Index®	(3,718,325)
(51,896,818)	3/7/2023	Societe Generale	(0.63)%	NASDAQ-100 Index®	5,372,208
(44,816,753)	3/7/2023	UBS AG	(0.23)%	NASDAQ-100 Index®	6,726,970
(766,631,007)					54,147,123
				Total Unrealized Appreciation	57,865,448
				Total Unrealized Depreciation	(3,718,325)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Real Estate

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 75.5%

REPURCHASE AGREEMENTS(a) - 75.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,778,912
(Cost $6,778,905)	6,778,905	6,778,905

Total Investments - 75.5% (Cost $6,778,905)		6,778,905
Other assets less liabilities - 24.5%		2,202,632
Net Assets - 100.0%		8,981,537

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(889,693)	5/8/2023	Bank of America NA	(0.43)%	Dow Jones U.S. Real EstateSM Index	45,386
(3,902,029)	5/8/2023	BNP Paribas SA	(0.28)%	Dow Jones U.S. Real EstateSM Index	195,665
(2,057,960)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Real EstateSM Index	(447,295)
(1,361,921)	3/7/2023	Societe Generale	(0.13)%	Dow Jones U.S. Real EstateSM Index	57,772
(769,057)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. Real EstateSM Index	17,036
(8,980,660)					(131,436)
				Total Unrealized Appreciation	315,859
				Total Unrealized Depreciation	(447,295)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 90.5%

REPURCHASE AGREEMENTS(a) - 19.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $64,909,998
(Cost $64,909,935)	64,909,935	64,909,935

U.S. TREASURY OBLIGATIONS(b) - 70.7%
U.S. Treasury Bills
0.02%, 3/3/2022(c)	25,000,000	24,999,986
0.03%, 3/10/2022(c)	35,000,000	34,999,738
0.04%, 3/17/2022(c)	25,000,000	24,999,764
0.03%, 4/5/2022(c)	14,000,000	13,998,673
0.23%, 5/5/2022(c)	9,000,000	8,996,283
0.35%, 5/12/2022(c)	20,000,000	19,989,100
0.39%, 7/21/2022(c)	25,000,000	24,947,342
0.07%, 8/11/2022(c)	30,000,000	29,915,749
0.51%, 11/3/2022(c)	25,000,000	24,877,787
0.69%, 12/29/2022(c)	25,000,000	24,814,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $232,702,679)		232,539,255

TOTAL SHORT-TERM INVESTMENTS (Cost $297,612,614)		297,449,190
Total Investments - 90.5% (Cost $297,612,614)		297,449,190
Other assets less liabilities - 9.5%		31,070,261
Net Assets - 100.0%		328,519,451

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,789,792.
(c)	The rate shown was the current yield as of February 28, 2022.

Short Russell2000 Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	79	3/18/2022	USD	$8,075,775	$806,141

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(72,522,867)	11/7/2022	Bank of America NA	0.12%	Russell 2000® Index	(1,130,983)
(43,528,057)	5/8/2023	BNP Paribas SA	0.07%	Russell 2000® Index	3,958,804
(36,712,013)	4/10/2023	Citibank NA	0.11%	Russell 2000® Index	2,156,457
(70,129,534)	3/7/2023	Goldman Sachs International	(0.08)%	Russell 2000® Index	10,632,630
(20,519,814)	11/7/2022	Morgan Stanley & Co. International plc	0.22%	Russell 2000® Index	341,311
(19,272,527)	3/7/2023	Societe Generale	0.27%	Russell 2000® Index	116,687
(57,765,684)	3/7/2023	UBS AG	0.42%	Russell 2000® Index	8,723,445
(320,450,496)					24,798,351
				Total Unrealized Appreciation	25,929,334
				Total Unrealized Depreciation	(1,130,983)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short S&P500® Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 94.3%

REPURCHASE AGREEMENTS(a) - 12.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $235,174,959
(Cost $235,174,729)	235,174,729	235,174,729

U.S. TREASURY OBLIGATIONS(b) - 81.8%
U.S. Treasury Bills
0.01%, 3/3/2022(c)	125,000,000	124,999,930
0.03%, 3/10/2022(c)	125,000,000	124,999,062
0.04%, 3/17/2022(c)	50,000,000	49,999,528
0.03%, 3/24/2022(c)	160,000,000	159,993,526
0.09%, 3/31/2022(c)	50,000,000	49,997,240
0.03%, 4/5/2022(c)	67,000,000	66,993,649
0.12%, 4/7/2022(c)	50,000,000	49,995,504
0.04%, 4/12/2022(c)	125,000,000	124,982,135
0.12%, 4/14/2022(c)	25,000,000	24,996,257
0.03%, 4/21/2022(c)	175,000,000	174,956,614
0.25%, 4/28/2022(c)	25,000,000	24,992,750
0.23%, 5/5/2022(c)	43,000,000	42,982,240
0.07%, 6/16/2022(c)	80,000,000	79,905,186
0.07%, 7/14/2022(c)	85,000,000	84,833,055
0.39%, 7/21/2022(c)	100,000,000	99,789,367
0.10%, 8/11/2022(c)	100,000,000	99,719,165
0.11%, 9/8/2022(c)	50,000,000	49,828,498
0.51%, 11/3/2022(c)	75,000,000	74,633,360
0.69%, 12/29/2022(c)	25,000,000	24,814,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,534,268,470)		1,533,411,899

TOTAL SHORT-TERM INVESTMENTS (Cost $1,769,443,199)		1,768,586,628
Total Investments - 94.3% (Cost $1,769,443,199)		1,768,586,628
Other assets less liabilities - 5.7%		107,429,234
Net Assets - 100.0%		1,876,015,862

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $104,709,342.
(c)	The rate shown was the current yield as of February 28, 2022.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(408,819,050)	5/8/2023	Bank of America NA	(0.33)%	S&P 500®	16,371,722
(469,389,371)	5/8/2023	BNP Paribas SA	(0.38)%	S&P 500®	631,107
(87,452,557)	4/10/2023	Citibank NA	(0.56)%	S&P 500®	5,307,799
(220,293,488)	3/7/2023	Goldman Sachs International	(0.43)%	S&P 500®	5,960,757
(195,152,081)	5/8/2023	J.P. Morgan Securities	(0.23)%	S&P 500®	7,543,487
(106,877,224)	11/7/2022	Morgan Stanley & Co. International plc	0.12%	S&P 500®	(10,589,566)
(278,672,465)	3/7/2023	Societe Generale	(0.28)%	S&P 500®	13,149,352
(109,382,214)	3/7/2023	UBS AG	(0.23)%	S&P 500®	4,881,308
(1,876,038,450)					43,255,966
				Total Unrealized Appreciation	53,845,532
				Total Unrealized Depreciation	(10,589,566)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 81.9%

REPURCHASE AGREEMENTS(a) - 81.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $3,089,281
(Cost $3,089,277)	3,089,277	3,089,277

Total Investments - 81.9% (Cost $3,089,277)		3,089,277
Other assets less liabilities - 18.1%		681,965
Net Assets - 100.0%		3,771,242

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(891,007)	11/7/2022	Bank of America NA	(0.08)%	S&P SmallCap 600®	(190,322)
(1,234,511)	4/10/2023	Citibank NA	(0.23)%	S&P SmallCap 600®	111,833
(546,186)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	S&P SmallCap 600®	(173,907)
(543,553)	3/7/2023	Societe Generale	0.27%	S&P SmallCap 600®	73,164
(554,082)	11/7/2022	UBS AG	0.07%	S&P SmallCap 600®	(150,220)
(3,769,339)					(329,452)
				Total Unrealized Appreciation	184,997
				Total Unrealized Depreciation	(514,449)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.6%

REPURCHASE AGREEMENTS(a) - 83.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $13,476,161
(Cost $13,476,148)	13,476,148	13,476,148

Total Investments - 83.6% (Cost $13,476,148)		13,476,148
Other assets less liabilities - 16.4%		2,652,324
Net Assets - 100.0%		16,128,472

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1	6/21/2022	USD	$127,422	$1,248

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
16,259,690	8/8/2022	Citibank NA	(0.07)%	ICE U.S. Treasury 7-10 Year Bond Index	(598,599)
15,892,608	11/6/2023	Goldman Sachs International	(0.14)%	ICE U.S. Treasury 7-10 Year Bond Index	(405,956)
32,152,298					(1,004,555)
				Total Unrealized Depreciation	(1,004,555)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 79.8%

REPURCHASE AGREEMENTS(a) - 79.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $35,008,263
(Cost $35,008,230)	35,008,230	35,008,230

Total Investments - 79.8% (Cost $35,008,230)		35,008,230
Other assets less liabilities - 20.2%		8,863,970
Net Assets - 100.0%		43,872,200

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	5	6/21/2022	USD	$784,844	$14,991

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
19,919,427	11/6/2023	Bank of America NA	(0.22)%	ICE U.S. Treasury 20+ Year Bond Index	(656,268)
44,580,601	11/7/2022	Citibank NA	0.00%	ICE U.S. Treasury 20+ Year Bond Index	(4,586,686)
22,840,033	11/6/2023	Societe Generale	0.22%	ICE U.S. Treasury 20+ Year Bond Index	(868,311)
87,340,061					(6,111,265)
				Total Unrealized Depreciation	(6,111,265)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 89.1%

Chemicals - 65.1%
Air Products and Chemicals, Inc.	14,201	3,355,696
Albemarle Corp.	7,504	1,469,959
Ashland Global Holdings, Inc.	3,624	334,423
Axalta Coating Systems Ltd.*	13,780	372,611
Celanese Corp.	6,987	973,149
CF Industries Holdings, Inc.	13,750	1,116,363
Chemours Co. (The)	10,450	288,420
Corteva, Inc.	46,782	2,434,067
Dow, Inc.	47,447	2,797,475
DuPont de Nemours, Inc.	33,238	2,571,624
Eastman Chemical Co.	8,624	1,021,685
Ecolab, Inc.	15,991	2,818,574
Element Solutions, Inc.	13,973	343,456
FMC Corp.	8,129	953,125
Huntsman Corp.	13,292	537,529
Ingevity Corp.*	2,519	171,871
International Flavors & Fragrances, Inc.	16,323	2,170,959
Linde plc	32,881	9,642,024
LyondellBasell Industries NV, Class A	16,867	1,639,978
Mosaic Co. (The)	23,748	1,245,108
NewMarket Corp.	443	140,768
Olin Corp.	9,202	473,995
PPG Industries, Inc.	15,233	2,032,844
RPM International, Inc.	8,321	703,707
Scotts Miracle-Gro Co. (The)	2,618	366,677
Valvoline, Inc.	11,596	374,899
Westlake Corp.	2,135	235,512
		40,586,498
Metals & Mining - 23.9%
Alcoa Corp.	11,973	902,046
Cleveland-Cliffs, Inc.*(b)	29,178	652,420
Commercial Metals Co.	7,736	298,223
Freeport-McMoRan, Inc.	94,149	4,420,296
MP Materials Corp.*	4,789	218,474
Newmont Corp.	51,147	3,385,931
Nucor Corp.	18,337	2,413,516
Reliance Steel & Aluminum Co.	4,020	767,297
Royal Gold, Inc.	4,211	510,626
Steel Dynamics, Inc.	12,094	853,595
United States Steel Corp.(b)	17,335	471,685
		14,894,109
Paper & Forest Products - 0.1%
Sylvamo Corp.*	2,264	79,014

TOTAL COMMON STOCKS (Cost $56,507,565)		55,559,621

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 11.2%

REPURCHASE AGREEMENTS(c) - 11.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,991,376
(Cost $6,991,370)	6,991,370	6,991,370

Total Investments - 100.3% (Cost $63,498,935)		62,550,991
Liabilities in excess of other assets - (0.3%)		(176,155)
Net Assets - 100.0%		62,374,836

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,250,678.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $312,219, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $317,624.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
14,057,214	5/8/2023	Bank of America NA	0.43%	Dow Jones U.S. Basic MaterialsSM Index	(207,345)
9,793,291	4/10/2023	Citibank NA	0.38%	Dow Jones U.S. Basic MaterialsSM Index	(101,516)
15,034,908	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Basic MaterialsSM Index	(731,663)
114,991	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Basic MaterialsSM Index	17,786
16,202,255	3/7/2023	Societe Generale	0.63%	Dow Jones U.S. Basic MaterialsSM Index	(725,663)
13,813,608	3/7/2023	UBS AG	0.43%	Dow Jones U.S. Basic MaterialsSM Index	(1,353,387)
69,016,267					(3,101,788)
				Total Unrealized Appreciation	17,786
				Total Unrealized Depreciation	(3,119,574)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 87.5%

Auto Components - 2.0%
Aptiv plc*	771	99,798
Autoliv, Inc.	223	19,626
BorgWarner, Inc.	680	27,887
Fox Factory Holding Corp.*	120	14,163
Gentex Corp.	671	20,311
Lear Corp.	171	26,905
Luminar Technologies, Inc.*(b)	611	8,572
QuantumScape Corp.*(b)	703	11,347
		228,609
Automobiles - 21.8%
Ford Motor Co.	11,170	196,145
General Motors Co.*	4,129	192,907
Harley-Davidson, Inc.	438	18,089
Lucid Group, Inc.*(b)	1,568	45,441
Rivian Automotive, Inc., Class A*	442	29,862
Tesla, Inc.*	2,316	2,015,916
Thor Industries, Inc.	155	14,027
		2,512,387
Beverages - 14.6%
Boston Beer Co., Inc. (The), Class A*	25	9,587
Brown-Forman Corp., Class B	518	33,789
Coca-Cola Co. (The)	11,060	688,375
Constellation Brands, Inc., Class A	469	101,126
Keurig Dr Pepper, Inc.	2,096	81,052
Molson Coors Beverage Co., Class B	535	27,916
Monster Beverage Corp.*	1,071	90,392
National Beverage Corp.	69	3,037
PepsiCo, Inc.	3,937	644,644
		1,679,918
Distributors - 0.9%
Genuine Parts Co.	405	49,475
Pool Corp.	112	51,361
		100,836
Entertainment - 3.3%
Activision Blizzard, Inc.	2,214	180,441
Electronic Arts, Inc.	802	104,332
Playtika Holding Corp.*	293	6,036
ROBLOX Corp., Class A*	119	6,137
Take-Two Interactive Software, Inc.*	327	52,974
Zynga, Inc., Class A*	2,994	27,185
		377,105
Food & Staples Retailing - 0.4%
Performance Food Group Co.*	440	24,658
US Foods Holding Corp.*	636	24,861
		49,519
Food Products - 10.4%
Archer-Daniels-Midland Co.	1,593	124,971
Beyond Meat, Inc.*(b)	173	8,093
Bunge Ltd.	398	41,611
Campbell Soup Co.	578	25,993
Conagra Brands, Inc.	1,364	47,699
Darling Ingredients, Inc.*	458	33,196
Flowers Foods, Inc.	562	15,404
Freshpet, Inc.*	126	11,999
General Mills, Inc.	1,722	116,114
Hain Celestial Group, Inc. (The)*	261	9,490
Hershey Co. (The)	412	83,331
Hormel Foods Corp.	799	38,064
Ingredion, Inc.	186	16,506
J M Smucker Co. (The)	306	41,234
Kellogg Co.	726	46,420
Kraft Heinz Co. (The)	2,018	79,146
Lamb Weston Holdings, Inc.	414	27,502
Lancaster Colony Corp.	55	9,252
McCormick & Co., Inc. (Non-Voting)	712	67,761
Mondelez International, Inc., Class A	3,967	259,759
Pilgrim's Pride Corp.*	139	3,278
Post Holdings, Inc.*	167	17,558
Seaboard Corp.	1	3,859
Tyson Foods, Inc., Class A	839	77,742
		1,205,982
Household Durables - 3.4%
Cricut, Inc., Class A*(b)	102	1,706
DR Horton, Inc.	927	79,166
Helen of Troy Ltd.*	66	13,574
Leggett & Platt, Inc.	380	14,090
Lennar Corp., Class A	773	69,477
Lennar Corp., Class B	43	3,247
Mohawk Industries, Inc.*	159	22,384
Newell Brands, Inc.	1,075	25,531
NVR, Inc.*	8	39,668
PulteGroup, Inc.	721	35,805
Tempur Sealy International, Inc.	543	17,924
Toll Brothers, Inc.	325	17,635
TopBuild Corp.*	95	20,395
Whirlpool Corp.	170	34,216
		394,818
Household Products - 13.1%
Church & Dwight Co., Inc.	697	68,202
Clorox Co. (The)	351	51,172
Colgate-Palmolive Co.	2,398	184,526
Energizer Holdings, Inc.	178	5,943
Kimberly-Clark Corp.	958	124,684
Procter & Gamble Co. (The)	6,887	1,073,614
Reynolds Consumer Products, Inc.	157	4,674
		1,512,815
Leisure Products - 1.3%
Brunswick Corp.	217	20,728
Callaway Golf Co.*	334	8,263
Hasbro, Inc.	366	35,520
Mattel, Inc.*	994	24,830
Peloton Interactive, Inc., Class A*	845	24,556
Polaris, Inc.	161	19,563
YETI Holdings, Inc.*	246	15,144
		148,604
Machinery - 0.7%
Stanley Black & Decker, Inc.	465	75,655

Personal Products - 1.8%
Coty, Inc., Class A*	950	8,712
Estee Lauder Cos., Inc. (The), Class A	659	195,281
Herbalife Nutrition Ltd.*	278	9,891
		213,884
Textiles, Apparel & Luxury Goods - 7.6%
Capri Holdings Ltd.*	424	28,722
Carter's, Inc.	121	11,698

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Columbia Sportswear Co.	95	8,808
Crocs, Inc.*	168	14,067
Deckers Outdoor Corp.*	79	22,803
Hanesbrands, Inc.	995	15,373
Levi Strauss & Co., Class A	276	6,251
Lululemon Athletica, Inc.*	339	108,460
NIKE, Inc., Class B	3,632	495,950
PVH Corp.	206	20,165
Ralph Lauren Corp.	140	18,486
Skechers USA, Inc., Class A*	381	17,518
Tapestry, Inc.	784	32,066
Under Armour, Inc., Class A*	535	9,571
Under Armour, Inc., Class C*	610	9,534
VF Corp.	927	53,784
		873,256
Tobacco - 6.2%
Altria Group, Inc.	5,225	267,990
Philip Morris International, Inc.	4,427	447,437
		715,427
TOTAL COMMON STOCKS (Cost $10,819,039)		10,088,815

SECURITIES LENDING REINVESTMENTS(c) - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $63,144)	63,144	63,144

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.7%

REPURCHASE AGREEMENTS(d) - 7.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $882,894
(Cost $882,893)	882,893	882,893

Total Investments - 95.7% (Cost $11,765,076)		11,034,852
Other assets less liabilities - 4.3%		499,600
Net Assets - 100.0%		11,534,452

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,604,968.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $70,196, collateralized in the form of cash with a value of $63,144 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,943 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $67,087. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $63,144.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Consumer Goods
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,489,122	5/8/2023	Bank of America NA	0.33%	Dow Jones U.S. Consumer GoodsSM Index	(293,701)
3,678,776	11/7/2022	Citibank NA	0.38%	Dow Jones U.S. Consumer GoodsSM Index	960,482
637,005	11/6/2023	Credit Suisse International	0.63%	Dow Jones U.S. Consumer GoodsSM Index	(41,756)
1,670,348	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Consumer GoodsSM Index	(236,433)
681,891	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Consumer GoodsSM Index	61,398
2,539,425	3/7/2023	Societe Generale	0.63%	Dow Jones U.S. Consumer GoodsSM Index	(396,558)
2,208,029	3/7/2023	UBS AG	0.43%	Dow Jones U.S. Consumer GoodsSM Index	(170,566)
12,904,596					(117,134)
				Total Unrealized Appreciation	1,021,880
				Total Unrealized Depreciation	(1,139,014)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 91.0%

Airlines - 1.6%
Alaska Air Group, Inc.*	518	29,081
American Airlines Group, Inc.*(b)	2,669	46,040
Delta Air Lines, Inc.*	2,640	105,389
JetBlue Airways Corp.*	1,312	20,034
Joby Aviation, Inc.*(b)	1,096	5,633
Southwest Airlines Co.*	2,440	106,872
United Airlines Holdings, Inc.*	1,337	59,363
		372,412
Capital Markets - 0.7%
S&P Global, Inc.	467	175,396

Commercial Services & Supplies - 0.7%
Copart, Inc.*	880	108,134
IAA, Inc.*	558	20,501
Rollins, Inc.	934	30,477
		159,112
Distributors - 0.2%
LKQ Corp.	1,107	51,974

Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.*	249	32,529
Chegg, Inc.*	598	18,700
Frontdoor, Inc.*	349	10,488
Grand Canyon Education, Inc.*	164	14,240
H&R Block, Inc.	726	18,012
Service Corp. International	681	41,439
Terminix Global Holdings, Inc.*	499	21,237
		156,645
Entertainment - 8.9%
AMC Entertainment Holdings, Inc., Class A*(b)	2,122	40,021
Endeavor Group Holdings, Inc., Class A*	87	2,621
Liberty Media Corp.-Liberty Formula One, Class A*	94	5,279
Liberty Media Corp.-Liberty Formula One, Class C*	839	50,952
Live Nation Entertainment, Inc.*(b)	558	67,418
Madison Square Garden Sports Corp.*	71	12,283
Netflix, Inc.*	1,826	720,393
Roku, Inc.*	485	67,672
Walt Disney Co. (The)*	7,493	1,112,411
Warner Music Group Corp., Class A	453	16,408
World Wrestling Entertainment, Inc., Class A(b)	183	10,845
		2,106,303
Food & Staples Retailing - 9.6%
Albertsons Cos., Inc., Class A	405	11,806
BJ's Wholesale Club Holdings, Inc.*	562	35,333
Casey's General Stores, Inc.	154	28,964
Costco Wholesale Corp.	1,822	946,073
Kroger Co. (The)	2,791	130,619
Sprouts Farmers Market, Inc.*	464	13,215
Sysco Corp.	2,114	184,129
Walgreens Boots Alliance, Inc.	2,964	136,611
Walmart, Inc.	5,863	792,443
		2,279,193
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	617	87,941
Cardinal Health, Inc.	1,163	62,814
		150,755
Hotels, Restaurants & Leisure - 15.1%
Airbnb, Inc., Class A*	1,430	216,631
Aramark	1,053	38,919
Booking Holdings, Inc.*	169	367,110
Boyd Gaming Corp.*	338	23,978
Caesars Entertainment, Inc.*	882	74,256
Carnival Corp.*	3,318	67,455
Chipotle Mexican Grill, Inc.*	117	178,232
Choice Hotels International, Inc.	137	19,776
Churchill Downs, Inc.	142	34,204
Cracker Barrel Old Country Store, Inc.	96	12,890
Darden Restaurants, Inc.	536	77,838
Domino's Pizza, Inc.	150	64,832
DraftKings, Inc., Class A*	1,375	32,560
Expedia Group, Inc.*	600	117,666
Hilton Worldwide Holdings, Inc.*	1,150	171,189
Hyatt Hotels Corp., Class A*	207	20,102
Las Vegas Sands Corp.*	1,418	60,775
Marriott International, Inc., Class A*	1,129	192,088
Marriott Vacations Worldwide Corp.	177	28,439
McDonald's Corp.	3,082	754,381
MGM Resorts International	1,605	71,085
Norwegian Cruise Line Holdings Ltd.*	1,528	29,781
Penn National Gaming, Inc.*	687	35,277
Planet Fitness, Inc., Class A*	345	29,197
Royal Caribbean Cruises Ltd.*	924	74,585
Scientific Games Corp.*	398	25,042
Starbucks Corp.	4,865	446,558
Texas Roadhouse, Inc.	286	27,144
Vail Resorts, Inc.	166	43,251
Wendy's Co. (The)	730	16,600
Wyndham Hotels & Resorts, Inc.	385	33,268
Wynn Resorts Ltd.*	433	37,463
Yum! Brands, Inc.	1,209	148,199
		3,570,771
Interactive Media & Services - 0.6%
Pinterest, Inc., Class A*	2,321	62,087
TripAdvisor, Inc.*	409	10,405
ZoomInfo Technologies, Inc., Class A*	1,247	68,198
		140,690
Internet & Direct Marketing Retail - 23.6%
Amazon.com, Inc.*	1,798	5,522,126
ContextLogic, Inc., Class A*(b)	1,379	3,268
Qurate Retail, Inc., Series A	1,475	8,127
Stitch Fix, Inc., Class A*	344	4,317
Wayfair, Inc., Class A*(b)	322	45,360
		5,583,198
IT Services - 0.1%
LiveRamp Holdings, Inc.*	282	12,171

Media - 8.1%
Altice USA, Inc., Class A*	933	10,785

Ultra Consumer Services
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Cable One, Inc.	20	28,657
Charter Communications, Inc., Class A*	511	307,510
Comcast Corp., Class A	18,801	879,135
Discovery, Inc., Class A*	698	19,579
Discovery, Inc., Class C*	1,253	35,046
DISH Network Corp., Class A*(b)	1,030	32,919
Fox Corp., Class A	1,320	55,216
Fox Corp., Class B	607	23,224
Interpublic Group of Cos., Inc. (The)	1,623	59,726
Liberty Broadband Corp., Class A*	95	13,757
Liberty Broadband Corp., Class C*	582	85,379
Liberty Media Corp.-Liberty SiriusXM, Class A*	327	16,468
Liberty Media Corp.-Liberty SiriusXM, Class C*	660	33,211
New York Times Co. (The), Class A	688	30,265
News Corp., Class A	1,622	36,203
News Corp., Class B	503	11,282
Nexstar Media Group, Inc., Class A	169	31,273
Omnicom Group, Inc.	876	73,488
Paramount Global, Class A	37	1,260
Paramount Global, Class B	2,501	76,556
Sirius XM Holdings, Inc.(b)	3,793	23,365
TEGNA, Inc.	914	20,949
		1,905,253
Multiline Retail - 3.3%
Dollar General Corp.	961	190,605
Dollar Tree, Inc.*	927	131,708
Kohl's Corp.	621	34,540
Ollie's Bargain Outlet Holdings, Inc.*	249	10,752
Target Corp.	2,013	402,137
		769,742
Road & Rail - 1.3%
AMERCO	40	23,105
Lyft, Inc., Class A*	1,219	47,468
Uber Technologies, Inc.*	6,880	247,886
		318,459
Specialty Retail - 15.9%
Advance Auto Parts, Inc.	260	53,165
American Eagle Outfitters, Inc.	634	13,365
AutoNation, Inc.*	164	18,804
AutoZone, Inc.*	86	160,252
Bath & Body Works, Inc.	1,089	58,120
Best Buy Co., Inc.	913	88,232
Burlington Stores, Inc.*	275	62,120
CarMax, Inc.*	668	73,032
Carvana Co.*(b)	352	52,965
Dick's Sporting Goods, Inc.	267	28,035
Five Below, Inc.*	231	37,794
Floor & Decor Holdings, Inc., Class A*	434	41,499
Foot Locker, Inc.(b)	371	11,731
GameStop Corp., Class A*	256	31,575
Gap, Inc. (The)	884	12,862
Home Depot, Inc. (The)	4,353	1,374,808
Lithia Motors, Inc.	124	42,262
Lowe's Cos., Inc.	2,856	631,347
Murphy USA, Inc.	96	17,351
National Vision Holdings, Inc.*	342	12,541
O'Reilly Automotive, Inc.*	278	180,489
Penske Automotive Group, Inc.	125	12,286
Petco Health & Wellness Co., Inc.*	337	5,904
RH*	72	28,935
Ross Stores, Inc.	1,466	133,978
TJX Cos., Inc. (The)	4,958	327,724
Tractor Supply Co.	470	95,781
Ulta Beauty, Inc.*	223	83,514
Victoria's Secret & Co.*	299	16,035
Williams-Sonoma, Inc.	305	44,182
		3,750,688
TOTAL COMMON STOCKS (Cost $24,540,639)		21,502,762

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $31,944)	31,944	31,944

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 20.2%

REPURCHASE AGREEMENTS(d) - 20.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,775,212
(Cost $4,775,207)	4,775,207	4,775,207

Total Investments - 111.3% (Cost $29,347,790)		26,309,913
Liabilities in excess of other assets - (11.3%)		(2,670,417)
Net Assets - 100.0%		23,639,496

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,215,831.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $240,386, collateralized in the form of cash with a value of $31,944 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $217,453 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 10, 2022 – November 15, 2051. The total value of collateral is $249,397.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $31,944.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
6,720,841	5/8/2023	Bank of America NA	0.38%	Dow Jones U.S. Consumer ServicesSM Index	(1,581,695)
1,971,388	5/8/2023	BNP Paribas SA	0.58%	Dow Jones U.S. Consumer ServicesSM Index	(309,512)
5,502,058	11/7/2022	Citibank NA	0.38%	Dow Jones U.S. Consumer ServicesSM Index	(27,333)
1,693,728	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Consumer ServicesSM Index	(976,536)
435,488	11/6/2023	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Consumer ServicesSM Index	(156,236)
4,077,222	3/7/2023	Societe Generale	0.63%	Dow Jones U.S. Consumer ServicesSM Index	(505,377)
5,319,387	3/7/2023	UBS AG	0.43%	Dow Jones U.S. Consumer ServicesSM Index	(578,895)
25,720,112					(4,135,584)
				Total Unrealized Depreciation	(4,135,584)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 92.0%

Aerospace & Defense - 3.7%
Boeing Co. (The)*	74,084	15,212,409

Banks - 2.5%
JPMorgan Chase & Co.	74,088	10,505,678

Beverages - 1.1%
Coca-Cola Co. (The)	74,082	4,610,864

Biotechnology - 4.0%
Amgen, Inc.	74,084	16,778,544

Capital Markets - 6.1%
Goldman Sachs Group, Inc. (The)	74,084	25,284,128

Chemicals - 1.0%
Dow, Inc.	74,075	4,367,462

Communications Equipment - 1.0%
Cisco Systems, Inc.	74,081	4,131,497

Consumer Finance - 3.5%
American Express Co.	74,088	14,413,080

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	74,080	3,975,874

Entertainment - 2.7%
Walt Disney Co. (The)*	74,076	10,997,323

Food & Staples Retailing - 3.2%
Walgreens Boots Alliance, Inc.	74,087	3,414,670
Walmart, Inc.	74,082	10,012,923
		13,427,593
Health Care Providers & Services - 8.5%
UnitedHealth Group, Inc.	74,084	35,254,353

Hotels, Restaurants & Leisure - 4.4%
McDonald's Corp.	74,084	18,133,541

Household Products - 2.8%
Procter & Gamble Co. (The)	74,078	11,548,019

Industrial Conglomerates - 6.1%
3M Co.	74,080	11,011,992
Honeywell International, Inc.	74,086	14,057,818
		25,069,810
Insurance - 3.1%
Travelers Cos., Inc. (The)	74,087	12,730,369

IT Services - 6.1%
International Business Machines Corp.(b)	74,079	9,075,418
Visa, Inc., Class A	74,083	16,010,818
		25,086,236
Machinery - 3.4%
Caterpillar, Inc.	74,091	13,897,990

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	74,077	10,667,088

Pharmaceuticals - 4.3%
Johnson & Johnson	74,081	12,191,510
Merck & Co., Inc.	74,077	5,672,817
		17,864,327
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	74,074	3,533,330

Software - 9.1%
Microsoft Corp.	74,084	22,135,558
salesforce.com, Inc.*	74,083	15,596,694
		37,732,252
Specialty Retail - 5.6%
Home Depot, Inc. (The)	74,084	23,397,950

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	74,083	12,232,585

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc., Class B	74,080	10,115,624

TOTAL COMMON STOCKS (Cost $396,765,361)		380,967,926

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 11.2%

REPURCHASE AGREEMENTS(c) - 11.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $46,159,839
(Cost $46,159,794)	46,159,794	46,159,794

Total Investments - 103.2% (Cost $442,925,155)		427,127,720
Liabilities in excess of other assets - (3.2%)		(13,344,621)
Net Assets - 100.0%		413,783,099

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $90,529,736.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $997,354, collateralized in the form of U.S. Government Treasury Securities, interest rate 0.00%, and maturity date March 17, 2022. The total value of collateral is $1,039,751.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	394	3/18/2022	USD	$66,664,800	$(474,916)

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
97,983,507	5/8/2023	Bank of America NA	0.48%	Dow Jones Industrial AverageSM	(7,300,159)
79,545,932	5/8/2023	BNP Paribas SA	0.68%	Dow Jones Industrial AverageSM	(6,396,379)
24,538,242	11/7/2022	Citibank NA	0.74%	Dow Jones Industrial AverageSM	1,688,062
87,680,156	4/10/2023	Credit Suisse International	0.68%	Dow Jones Industrial AverageSM	(5,488,998)
62,095,182	11/6/2023	Morgan Stanley & Co. International plc	0.63%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(4,866,001)
8,269,794	3/7/2023	Societe Generale	0.48%	Dow Jones Industrial AverageSM	(3,432,200)
19,759,386	3/7/2023	UBS AG	0.58%	Dow Jones Industrial AverageSM	(1,977,035)
379,872,199					(27,772,710)
				Total Unrealized Appreciation	1,688,062
				Total Unrealized Depreciation	(29,460,772)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.4%

Banks - 18.7%
Bank of America Corp.	632,849	27,971,926
Bank OZK	10,309	484,729
BOK Financial Corp.	2,574	264,350
Citigroup, Inc.	166,029	9,833,898
Citizens Financial Group, Inc.	36,347	1,905,310
Comerica, Inc.	11,185	1,068,056
Commerce Bancshares, Inc.	9,466	679,469
Cullen/Frost Bankers, Inc.	4,836	680,570
East West Bancorp, Inc.	12,102	1,059,651
Fifth Third Bancorp	58,312	2,789,646
First Citizens BancShares, Inc., Class A	1,138	897,256
First Financial Bankshares, Inc.(b)	10,936	524,053
First Horizon Corp.	46,116	1,082,804
First Republic Bank	15,287	2,648,626
FNB Corp.	28,877	387,818
Glacier Bancorp, Inc.	9,250	512,450
Home BancShares, Inc.	12,856	300,959
Huntington Bancshares, Inc.	123,358	1,914,516
JPMorgan Chase & Co.	252,018	35,736,152
KeyCorp	79,403	1,990,633
M&T Bank Corp.	10,974	1,999,792
People's United Financial, Inc.	36,503	769,483
Pinnacle Financial Partners, Inc.	6,494	656,414
PNC Financial Services Group, Inc. (The)	36,043	7,181,568
Popular, Inc.	6,811	625,590
Prosperity Bancshares, Inc.	7,859	585,181
Regions Financial Corp.	81,298	1,966,599
Signature Bank	5,172	1,783,771
SVB Financial Group*	5,006	3,033,636
Synovus Financial Corp.	12,409	653,334
Truist Financial Corp.	113,825	7,082,191
UMB Financial Corp.	3,671	373,928
Umpqua Holdings Corp.	18,473	394,399
United Bankshares, Inc.	11,627	425,781
US Bancorp	115,076	6,506,397
Valley National Bancorp	34,707	484,857
Webster Financial Corp.	15,321	922,477
Wells Fargo & Co.	340,041	18,147,988
Western Alliance Bancorp	8,886	832,974
Wintrust Financial Corp.	4,861	482,989
Zions Bancorp NA	13,343	945,885
		148,588,106
Capital Markets - 14.2%
Affiliated Managers Group, Inc.	3,467	479,694
Ameriprise Financial, Inc.	9,543	2,860,896
Ares Management Corp.	14,294	1,159,100
Bank of New York Mellon Corp. (The)	64,793	3,443,748
BlackRock, Inc.	12,179	9,059,836
Blackstone, Inc.	58,578	7,466,938
Blue Owl Capital, Inc.	28,373	354,663
Carlyle Group, Inc. (The)	11,858	555,784
Cboe Global Markets, Inc.	9,094	1,066,635
Charles Schwab Corp. (The)	128,212	10,828,786
CME Group, Inc.	30,650	7,249,645
Coinbase Global, Inc., Class A*(b)	2,516	479,977
FactSet Research Systems, Inc.	3,210	1,303,549
Federated Hermes, Inc.	8,259	269,822
Franklin Resources, Inc.	23,964	712,450
Goldman Sachs Group, Inc. (The)	28,950	9,880,346
Houlihan Lokey, Inc.	4,349	447,338
Interactive Brokers Group, Inc., Class A	7,452	493,173
Intercontinental Exchange, Inc.	48,048	6,155,910
Invesco Ltd.	29,105	618,190
Janus Henderson Group plc	14,547	488,343
Jefferies Financial Group, Inc.	16,752	595,366
KKR & Co., Inc.	49,889	2,999,327
Lazard Ltd., Class A	9,617	332,556
LPL Financial Holdings, Inc.	6,835	1,236,793
MarketAxess Holdings, Inc.	3,243	1,236,977
Moody's Corp.	13,793	4,441,760
Morgan Stanley	122,426	11,108,935
Morningstar, Inc.	2,020	566,913
MSCI, Inc.	7,031	3,527,382
Nasdaq, Inc.	9,983	1,708,590
Northern Trust Corp.	17,708	2,016,941
Raymond James Financial, Inc.	15,794	1,731,812
Robinhood Markets, Inc., Class A*(b)	4,978	59,786
S&P Global, Inc.	20,552	7,721,386
SEI Investments Co.	9,039	529,505
State Street Corp.	31,182	2,660,760
Stifel Financial Corp.	8,878	652,533
T. Rowe Price Group, Inc.	19,169	2,771,071
Tradeweb Markets, Inc., Class A	8,966	757,448
Virtu Financial, Inc., Class A	7,475	262,223
		112,292,887
Consumer Finance - 3.2%
Ally Financial, Inc.	29,546	1,474,345
American Express Co.	53,505	10,408,863
Capital One Financial Corp.	36,299	5,563,548
Credit Acceptance Corp.*	706	388,385
Discover Financial Services	24,994	3,085,259
FirstCash Holdings, Inc.	3,449	248,466
OneMain Holdings, Inc.	9,523	485,483
PROG Holdings, Inc.*	4,837	148,206
SLM Corp.	25,003	492,559
SoFi Technologies, Inc.*(b)	55,052	630,345
Synchrony Financial	46,671	1,996,585
Upstart Holdings, Inc.*(b)	4,194	662,610
		25,584,654
Diversified Financial Services - 6.8%
Apollo Global Management, Inc.	31,464	2,053,341
Berkshire Hathaway, Inc., Class B*	156,183	50,205,025
Equitable Holdings, Inc.	32,103	1,048,484
Jackson Financial, Inc., Class A	7,940	324,666
Voya Financial, Inc.	9,465	637,468
		54,268,984
Equity Real Estate Investment Trusts (REITs) - 13.9%
Alexandria Real Estate Equities, Inc.	12,026	2,277,724
American Campus Communities, Inc.	11,868	638,617
American Homes 4 Rent, Class A	24,195	919,652
American Tower Corp.	38,839	8,811,404
Americold Realty Trust(b)	22,751	607,907
Apartment Income REIT Corp.	13,388	690,955
AvalonBay Communities, Inc.	11,918	2,843,516
Boston Properties, Inc.	12,123	1,482,764

Ultra Financials
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Brixmor Property Group, Inc.	25,328	636,239
Camden Property Trust	8,715	1,438,934
Corporate Office Properties Trust	9,579	251,066
Cousins Properties, Inc.(b)	12,681	489,867
Crown Castle International Corp.	36,860	6,140,507
CubeSmart	18,487	891,258
CyrusOne, Inc.	10,824	977,948
Digital Realty Trust, Inc.	24,202	3,265,334
Douglas Emmett, Inc.	14,966	474,422
Duke Realty Corp.	32,480	1,721,440
EastGroup Properties, Inc.	3,470	661,937
Equinix, Inc.	7,678	5,449,307
Equity Commonwealth*	10,311	273,963
Equity LifeStyle Properties, Inc.	14,580	1,087,960
Equity Residential	29,103	2,482,486
Essex Property Trust, Inc.	5,552	1,760,928
Extra Space Storage, Inc.	11,420	2,148,673
Federal Realty Investment Trust	5,970	701,953
First Industrial Realty Trust, Inc.	11,111	639,771
Gaming and Leisure Properties, Inc.	19,311	876,912
Healthcare Realty Trust, Inc.	12,582	328,139
Healthcare Trust of America, Inc., Class A	18,832	553,472
Healthpeak Properties, Inc.	45,973	1,427,921
Highwoods Properties, Inc.	8,901	388,084
Host Hotels & Resorts, Inc.*	60,895	1,112,552
Hudson Pacific Properties, Inc.	13,003	343,279
Invitation Homes, Inc.	50,894	1,923,793
Iron Mountain, Inc.	24,693	1,214,402
JBG SMITH Properties	9,737	259,783
Kilroy Realty Corp.	8,939	640,211
Kimco Realty Corp.	52,570	1,236,972
Lamar Advertising Co., Class A	7,404	807,480
Life Storage, Inc.	6,995	885,497
LXP Industrial Trust(b)	24,119	372,880
Medical Properties Trust, Inc.	50,853	1,034,350
Mid-America Apartment Communities, Inc.	9,820	2,009,270
National Health Investors, Inc.	3,909	208,389
National Retail Properties, Inc.	14,977	638,170
National Storage Affiliates Trust	6,988	407,191
Omega Healthcare Investors, Inc.	20,380	574,105
Orion Office REIT, Inc.*	4,617	78,627
Physicians Realty Trust	18,787	305,477
PotlatchDeltic Corp.	5,723	314,193
Prologis, Inc.	63,051	9,195,988
PS Business Parks, Inc.	1,716	273,342
Public Storage	13,010	4,618,810
Rayonier, Inc.	12,207	484,618
Realty Income Corp.	48,236	3,187,917
Regency Centers Corp.	13,140	865,795
Rexford Industrial Realty, Inc.	12,919	906,009
Sabra Health Care REIT, Inc.	19,502	261,912
SBA Communications Corp.	9,276	2,814,246
Simon Property Group, Inc.	28,025	3,855,119
SL Green Realty Corp.(b)	5,705	453,640
Spirit Realty Capital, Inc.	10,517	487,673
STAG Industrial, Inc.	14,926	581,517
STORE Capital Corp.	20,928	642,908
Sun Communities, Inc.	9,891	1,790,271
UDR, Inc.	24,787	1,360,063
Ventas, Inc.	34,043	1,838,322
VICI Properties, Inc.	53,637	1,499,691
Vornado Realty Trust	13,560	586,877
Welltower, Inc.	37,122	3,091,891
Weyerhaeuser Co.	63,880	2,483,654
WP Carey, Inc.	15,887	1,229,654
		110,217,598
Insurance - 9.7%
Aflac, Inc.	51,904	3,170,815
Alleghany Corp.*	1,169	773,785
Allstate Corp. (The)	24,448	2,991,457
American Financial Group, Inc.	5,641	763,735
American International Group, Inc.	70,811	4,336,466
Aon plc, Class A	18,791	5,489,603
Arch Capital Group Ltd.*	32,930	1,551,332
Arthur J Gallagher & Co.	17,678	2,796,483
Assurant, Inc.	4,859	824,621
Axis Capital Holdings Ltd.	6,579	359,345
Brighthouse Financial, Inc.*	6,807	355,734
Brown & Brown, Inc.	19,991	1,351,592
Chubb Ltd.	36,735	7,480,715
Cincinnati Financial Corp.	12,780	1,569,256
CNA Financial Corp.	2,315	105,796
Enstar Group Ltd.*	1,058	301,562
Erie Indemnity Co., Class A	2,128	372,613
Everest Re Group Ltd.	3,357	1,001,125
Fidelity National Financial, Inc.	24,266	1,156,032
First American Financial Corp.	9,362	627,628
Globe Life, Inc.	7,923	799,906
Hanover Insurance Group, Inc. (The)	3,034	423,273
Hartford Financial Services Group, Inc. (The)	29,027	2,016,796
Kemper Corp.	5,103	272,704
Lincoln National Corp.	14,486	976,646
Loews Corp.	17,093	1,048,485
Markel Corp.*	1,167	1,450,476
Marsh & McLennan Cos., Inc.	43,058	6,691,644
Mercury General Corp.	2,267	124,685
MetLife, Inc.	60,976	4,118,929
Old Republic International Corp.	24,349	641,596
Primerica, Inc.	3,367	437,340
Principal Financial Group, Inc.	21,024	1,485,135
Progressive Corp. (The)	49,894	5,285,271
Prudential Financial, Inc.	32,238	3,599,695
Reinsurance Group of America, Inc.	5,766	639,219
RenaissanceRe Holdings Ltd.	3,924	591,661
RLI Corp.	3,395	344,593
Ryan Specialty Group Holdings, Inc., Class A*	4,968	199,018
Selective Insurance Group, Inc.	5,128	426,598
Travelers Cos., Inc. (The)	20,980	3,604,993
Unum Group	17,437	486,841
W R Berkley Corp.	11,901	1,074,660
White Mountains Insurance Group Ltd.	256	268,851
Willis Towers Watson plc	10,627	2,362,382
		76,751,092
IT Services - 7.3%
Mastercard, Inc., Class A	73,983	26,694,546
Visa, Inc., Class A	143,019	30,909,266
		57,603,812
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	44,764	577,903
Annaly Capital Management, Inc.	123,670	860,743

Ultra Financials
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Blackstone Mortgage Trust, Inc., Class A	14,249	452,833
New Residential Investment Corp.	39,792	413,041
Starwood Property Trust, Inc.	25,977	619,292
		2,923,812
Professional Services - 0.3%
CoStar Group, Inc.*	33,681	2,054,878

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A*	28,540	2,764,099
Compass, Inc., Class A*(b)	2,428	18,477
Howard Hughes Corp. (The)*	3,524	336,824
Jones Lang LaSalle, Inc.*	4,303	1,059,484
Opendoor Technologies, Inc.*	32,914	274,832
Redfin Corp.*(b)	8,995	194,562
Zillow Group, Inc., Class A*	3,140	179,828
Zillow Group, Inc., Class C*(b)	14,529	835,708
		5,663,814
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	9,419	416,131
MGIC Investment Corp.	27,766	421,488
New York Community Bancorp, Inc.	39,657	457,642
Radian Group, Inc.	15,293	365,502
Rocket Cos., Inc., Class A(b)	11,524	148,775
TFS Financial Corp.	4,070	69,882
UWM Holdings Corp.	7,447	32,320
		1,911,740
TOTAL COMMON STOCKS (Cost $617,224,633)		597,861,377

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $846,506)	846,506	846,506

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.5%

REPURCHASE AGREEMENTS(d) - 4.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $35,425,273
(Cost $35,425,238)	35,425,238	35,425,238

Total Investments - 80.0% (Cost $653,496,377)		634,133,121
Other assets less liabilities - 20.0%		158,748,347
Net Assets - 100.0%		792,881,468

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $81,133,023.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $2,839,860, collateralized in the form of cash with a value of $846,506 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,939,897 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $2,786,403. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $846,506.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Financials
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
87,507,848	11/7/2022	Bank of America NA	0.63%	Dow Jones U.S. FinancialsSM Index[c]	54,199,254
67,670,366	11/7/2022	BNP Paribas SA	0.68%	Dow Jones U.S. FinancialsSM Index[c]	23,023,658
85,063,844	11/6/2023	Citibank NA	0.78%	Dow Jones U.S. FinancialsSM Index[c]	28,695,012
67,987,898	4/10/2023	Credit Suisse International	0.63%	Dow Jones U.S. FinancialsSM Index[c]	58,869
102,908,939	3/6/2023	Goldman Sachs International	0.68%	Dow Jones U.S. FinancialsSM Index[c]	(188,453)
87,558,028	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. FinancialsSM Index[c]	11,786,390
407,713,505	3/7/2023	Societe Generale	0.83%	Dow Jones U.S. FinancialsSM Index[c]	4,773,884
80,353,522	11/7/2022	UBS AG	0.73%	Dow Jones U.S. FinancialsSM Index[c]	25,009,841
986,763,950					147,358,455
				Total Unrealized Appreciation	147,546,908
				Total Unrealized Depreciation	(188,453)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 54.5%

REPURCHASE AGREEMENTS(a) - 54.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,880,979
(Cost $6,880,973)	6,880,973	6,880,973

Total Investments - 54.5% (Cost $6,880,973)		6,880,973
Other assets less liabilities - 45.5%		5,744,854
Net Assets - 100.0%		12,625,827

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
4,686,810	11/9/2022	Bank of America NA	0.28%	iShares® China Large-Cap ETF	(6,057,058)
1,722,228	4/10/2023	Citibank NA	(0.67)%	iShares® China Large-Cap ETF	(144,662)
5,930,132	3/7/2023	Goldman Sachs International	0.38%	iShares® China Large-Cap ETF	(854,009)
79,465	4/10/2023	Morgan Stanley & Co. International plc	0.53%	iShares® China Large-Cap ETF	(9,588)
5,263,974	3/7/2023	Societe Generale	(0.27)%	iShares® China Large-Cap ETF	(1,055,201)
7,664,994	3/7/2023	UBS AG	(0.92)%	iShares® China Large-Cap ETF	(888,508)
25,347,603					(9,009,026)
				Total Unrealized Depreciation	(9,009,026)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 79.4%

REPURCHASE AGREEMENTS(a) - 79.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $3,493,748
(Cost $3,493,744)	3,493,744	3,493,744

Total Investments - 79.4% (Cost $3,493,744)		3,493,744
Other assets less liabilities - 20.6%		908,928
Net Assets - 100.0%		4,402,672

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
2,169,079	11/9/2022	Bank of America NA	0.38%	Vanguard® FTSE Europe ETF Shares	(106,431)
184,619	4/10/2023	Citibank NA	0.28%	Vanguard® FTSE Europe ETF Shares	(32,965)
1,053,561	3/7/2023	Goldman Sachs International	(0.07)%	Vanguard® FTSE Europe ETF Shares	(146,348)
22,154	11/9/2023	Morgan Stanley & Co. International plc	0.53%	Vanguard® FTSE Europe ETF Shares	(2,337)
4,088,701	3/7/2023	Societe Generale	0.13%	Vanguard® FTSE Europe ETF Shares	(463,608)
1,289,873	3/7/2023	UBS AG	0.08%	Vanguard® FTSE Europe ETF Shares	(176,309)
8,807,987					(927,998)
				Total Unrealized Depreciation	(927,998)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.9%

Biotechnology - 15.3%
AbbVie, Inc.	42,059	6,215,058
ACADIA Pharmaceuticals, Inc.*	2,792	70,945
Agios Pharmaceuticals, Inc.*	1,292	40,220
Alkermes plc*	3,849	95,686
Allogene Therapeutics, Inc.*	1,764	16,141
Alnylam Pharmaceuticals, Inc.*	2,845	449,083
Amgen, Inc.	13,399	3,034,606
Arrowhead Pharmaceuticals, Inc.*	2,481	109,164
Beam Therapeutics, Inc.*	1,067	83,600
Biogen, Inc.*	3,494	737,269
Biohaven Pharmaceutical Holding Co. Ltd.*	1,385	164,413
BioMarin Pharmaceutical, Inc.*	4,368	341,228
Blueprint Medicines Corp.*(b)	1,398	84,649
Bridgebio Pharma, Inc.*	2,558	19,952
Denali Therapeutics, Inc.*	2,208	71,893
Emergent BioSolutions, Inc.*	1,139	47,132
Exact Sciences Corp.*(b)	4,099	319,968
Exelixis, Inc.*	7,529	154,570
Fate Therapeutics, Inc.*(b)	1,924	66,474
Gilead Sciences, Inc.	29,842	1,802,457
Halozyme Therapeutics, Inc.*	3,351	118,860
Horizon Therapeutics plc*	5,396	491,953
Incyte Corp.*	4,464	304,891
Intellia Therapeutics, Inc.*(b)	1,647	162,806
Invitae Corp.*(b)	4,946	53,367
Ionis Pharmaceuticals, Inc.*	3,361	112,190
Mirati Therapeutics, Inc.*	1,178	104,006
Moderna, Inc.*	8,393	1,289,165
Natera, Inc.*	2,092	137,549
Neurocrine Biosciences, Inc.*	2,256	202,747
Novavax, Inc.*(b)	1,799	149,983
Regeneron Pharmaceuticals, Inc.*	2,512	1,553,320
Sarepta Therapeutics, Inc.*	2,074	158,889
Seagen, Inc.*	3,174	409,033
Twist Bioscience Corp.*	1,283	71,771
Ultragenyx Pharmaceutical, Inc.*	1,623	109,260
United Therapeutics Corp.*	1,070	177,834
Vertex Pharmaceuticals, Inc.*	6,049	1,391,391
Vir Biotechnology, Inc.*	1,745	43,957
		20,967,480
Health Care Equipment & Supplies - 20.5%
Abbott Laboratories	42,068	5,074,242
ABIOMED, Inc.*	1,082	336,221
Align Technology, Inc.*	1,745	892,498
Baxter International, Inc.	11,913	1,012,248
Becton Dickinson and Co.	6,833	1,853,656
Boston Scientific Corp.*	33,903	1,497,496
Cooper Cos., Inc. (The)(b)	1,172	479,371
DENTSPLY SIRONA, Inc.	5,201	281,582
Dexcom, Inc.*	2,304	953,649
Edwards Lifesciences Corp.*	14,853	1,669,032
Envista Holdings Corp.*	3,839	184,272
Globus Medical, Inc., Class A*	1,880	132,202
Haemonetics Corp.*	1,218	70,291
Hologic, Inc.*	6,028	429,013
ICU Medical, Inc.*	473	111,973
IDEXX Laboratories, Inc.*	2,019	1,074,815
Insulet Corp.*(b)	1,641	434,356
Integra LifeSciences Holdings Corp.*	1,733	116,215
Intuitive Surgical, Inc.*	8,493	2,465,773
Masimo Corp.*	1,210	190,514
Medtronic plc	32,019	3,361,675
Neogen Corp.*	2,559	91,356
Novocure Ltd.*	2,126	174,034
NuVasive, Inc.*	1,230	66,568
Penumbra, Inc.*	836	185,375
Quidel Corp.*	902	95,423
ResMed, Inc.	3,467	855,482
Shockwave Medical, Inc.*	837	148,341
STAAR Surgical Co.*	1,131	89,711
STERIS plc	2,380	571,200
Stryker Corp.	7,987	2,103,376
Tandem Diabetes Care, Inc.*	1,513	170,409
Teleflex, Inc.	1,114	374,649
Zimmer Biomet Holdings, Inc.	4,971	632,261
		28,179,279
Health Care Providers & Services - 19.7%
1Life Healthcare, Inc.*	4,038	43,651
Acadia Healthcare Co., Inc.*	2,138	121,246
agilon health, Inc.*	1,124	22,727
Amedisys, Inc.*	776	124,346
Anthem, Inc.	5,772	2,608,078
Centene Corp.*	13,882	1,146,931
Chemed Corp.	365	174,576
Cigna Corp.	7,885	1,874,895
Covetrus, Inc.*	2,460	43,591
CVS Health Corp.	31,406	3,255,232
DaVita, Inc.*	1,549	174,681
Encompass Health Corp.	2,365	156,137
Guardant Health, Inc.*(b)	2,416	160,108
HCA Healthcare, Inc.	5,699	1,426,517
HealthEquity, Inc.*	1,986	106,668
Henry Schein, Inc.*	3,300	285,054
Humana, Inc.	3,056	1,327,282
Laboratory Corp. of America Holdings*	2,278	617,930
LHC Group, Inc.*	754	102,672
McKesson Corp.	3,632	998,655
Molina Healthcare, Inc.*	1,388	425,936
Oak Street Health, Inc.*(b)	3,331	58,326
Premier, Inc., Class A	2,899	104,190
Quest Diagnostics, Inc.	2,917	382,915
R1 RCM, Inc.*	3,170	86,192
Signify Health, Inc., Class A*(b)	568	7,980
Tenet Healthcare Corp.*	2,549	219,189
UnitedHealth Group, Inc.	22,408	10,663,295
Universal Health Services, Inc., Class B	1,740	250,438
		26,969,438
Health Care Technology - 0.3%
American Well Corp., Class A*	4,656	19,695
Doximity, Inc., Class A*(b)	1,161	71,227
GoodRx Holdings, Inc., Class A*	1,527	41,840
Teladoc Health, Inc.*(b)	3,811	289,293
		422,055
Life Sciences Tools & Services - 12.5%
10X Genomics, Inc., Class A*(b)	2,180	177,605
Agilent Technologies, Inc.	7,201	938,722
Avantor, Inc.*	14,495	502,832
Berkeley Lights, Inc.*	992	7,609

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Bio-Rad Laboratories, Inc., Class A*	512	320,491
Bio-Techne Corp.	934	391,729
Bruker Corp.	2,415	169,944
Charles River Laboratories International, Inc.*	1,202	349,974
Danaher Corp.	15,129	4,151,549
Illumina, Inc.*	3,718	1,214,299
IQVIA Holdings, Inc.*	4,545	1,045,895
Maravai LifeSciences Holdings, Inc., Class A*	2,596	101,426
Medpace Holdings, Inc.*	682	104,325
Mettler-Toledo International, Inc.*	548	771,989
NeoGenomics, Inc.*	2,932	62,774
Pacific Biosciences of California, Inc.*	5,226	62,294
Repligen Corp.*	1,222	240,367
Sotera Health Co.*	2,355	51,504
Syneos Health, Inc.*	2,465	195,228
Thermo Fisher Scientific, Inc.	9,375	5,100,000
Waters Corp.*	1,453	460,209
West Pharmaceutical Services, Inc.	1,762	682,035
		17,102,800
Pharmaceuticals - 24.6%
Bristol-Myers Squibb Co.	52,810	3,626,463
Catalent, Inc.*	4,074	415,711
Elanco Animal Health, Inc.*	11,257	319,811
Eli Lilly & Co.	18,890	4,721,555
Jazz Pharmaceuticals plc*	1,463	201,045
Johnson & Johnson	62,629	10,306,855
Merck & Co., Inc.	60,102	4,602,611
Nektar Therapeutics*	4,391	44,964
Organon & Co.	6,030	225,100
Perrigo Co. plc	3,182	113,025
Pfizer, Inc.	133,535	6,268,133
Royalty Pharma plc, Class A	8,479	332,886
Viatris, Inc.	28,774	316,802
Zoetis, Inc.	11,256	2,179,724
		33,674,685
TOTAL COMMON STOCKS (Cost $138,940,875)		127,315,737

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $45,528)	45,528	45,528

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 10.7%

REPURCHASE AGREEMENTS(e) - 10.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $14,590,265
(Cost $14,590,252)	14,590,252	14,590,252

Total Investments - 103.6% (Cost $153,576,655)		141,951,517
Liabilities in excess of other assets - (3.6%)		(4,990,857)
Net Assets - 100.0%		136,960,660

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,118,291.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $1,316,186, collateralized in the form of cash with a value of $45,528 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,300,398 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 10, 2022 – August 15, 2051. The total value of collateral is $1,345,926.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $45,528.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
17,269,667	5/8/2023	Bank of America NA	0.53%	Dow Jones U.S. Health CareSM Index[c]	(605,457)
33,599,031	4/10/2023	Citibank NA	0.38%	Dow Jones U.S. Health CareSM Index[c]	(1,957,754)
33,755,748	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Health CareSM Index[c]	(2,210,269)
495,338	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Health CareSM Index[c]	46,602
28,056,562	3/7/2023	Societe Generale	0.73%	Dow Jones U.S. Health CareSM Index[c]	(3,235,186)
33,047,723	11/6/2023	UBS AG	0.43%	Dow Jones U.S. Health CareSM Index[c]	(2,413,689)
146,224,069					(10,375,753)
				Total Unrealized Appreciation	46,602
				Total Unrealized Depreciation	(10,422,355)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 66.2%

REPURCHASE AGREEMENTS(a) - 66.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,849,571
(Cost $4,849,565)	4,849,565	4,849,565

Total Investments - 66.2% (Cost $4,849,565)		4,849,565
Other assets less liabilities - 33.8%		2,473,005
Net Assets - 100.0%		7,322,570

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
3,012,516	4/10/2023	Citibank NA	(0.17)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(456,876)
2,633,867	4/10/2023	Credit Suisse International	0.58%	iShares® iBoxx $ High Yield Corporate Bond ETF	(200,984)
4,470,401	3/7/2023	Goldman Sachs International	(0.67)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(508,556)
4,512,102	11/7/2022	UBS AG	(0.42)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(628,635)
14,628,886					(1,795,051)
				Total Unrealized Depreciation	(1,795,051)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.8%

Aerospace & Defense - 13.3%
Axon Enterprise, Inc.*	303	42,496
Boeing Co. (The)*	2,549	523,412
BWX Technologies, Inc.	425	22,703
Curtiss-Wright Corp.	181	26,701
General Dynamics Corp.	1,069	250,627
HEICO Corp.	195	28,764
HEICO Corp., Class A	344	42,284
Hexcel Corp.	387	22,407
Howmet Aerospace, Inc.	1,774	63,722
Huntington Ingalls Industries, Inc.	186	38,018
L3Harris Technologies, Inc.	905	228,341
Lockheed Martin Corp.	1,132	491,062
Mercury Systems, Inc.*	262	15,778
Northrop Grumman Corp.	687	303,750
Raytheon Technologies Corp.	6,904	709,041
Textron, Inc.	1,016	74,300
TransDigm Group, Inc.*	242	161,315
Virgin Galactic Holdings, Inc.*(b)	820	7,938
Woodward, Inc.	291	36,267
		3,088,926
Air Freight & Logistics - 4.9%
CH Robinson Worldwide, Inc.	599	57,911
Expeditors International of Washington, Inc.	781	80,724
FedEx Corp.	1,127	250,498
GXO Logistics, Inc.*	455	38,188
United Parcel Service, Inc., Class B	3,363	707,643
		1,134,964
Building Products - 4.7%
A O Smith Corp.	614	42,108
Advanced Drainage Systems, Inc.	260	30,347
Allegion plc	413	47,297
Armstrong World Industries, Inc.	219	19,360
Builders FirstSource, Inc.*	883	65,713
Carlisle Cos., Inc.	242	57,451
Carrier Global Corp.	3,997	179,386
Fortune Brands Home & Security, Inc.	627	54,486
Johnson Controls International plc	3,268	212,289
Lennox International, Inc.	156	41,641
Masco Corp.	1,126	63,101
Owens Corning	464	43,240
Trane Technologies plc	1,096	168,707
Trex Co., Inc.*	531	48,767
Zurn Water Solutions Corp.	560	18,211
		1,092,104
Chemicals - 1.3%
Sherwin-Williams Co. (The)	1,112	292,601

Commercial Services & Supplies - 2.8%
ADT, Inc.	672	4,912
Cimpress plc*	91	5,732
Cintas Corp.	405	152,005
Clean Harbors, Inc.*	231	22,045
MSA Safety, Inc.	168	23,369
Republic Services, Inc.	965	116,070
Stericycle, Inc.*	423	24,686
Tetra Tech, Inc.	248	39,375
Waste Management, Inc.	1,775	256,310
		644,504
Construction & Engineering - 1.0%
AECOM	665	48,319
EMCOR Group, Inc.	246	28,423
MasTec, Inc.*	264	20,793
Quanta Services, Inc.	657	71,573
Valmont Industries, Inc.	99	21,428
WillScot Mobile Mini Holdings Corp.*	1,030	36,596
		227,132
Construction Materials - 1.1%
Eagle Materials, Inc.	188	25,724
Martin Marietta Materials, Inc.	288	109,267
Vulcan Materials Co.	612	111,048
		246,039
Containers & Packaging - 3.2%
Amcor plc	7,070	82,224
AptarGroup, Inc.	304	37,052
Avery Dennison Corp.	382	67,308
Ball Corp.	1,495	134,161
Berry Global Group, Inc.*	625	37,906
Crown Holdings, Inc.	590	72,375
Graphic Packaging Holding Co.	1,302	26,795
International Paper Co.	1,786	77,745
Packaging Corp. of America	438	64,469
Sealed Air Corp.	683	45,850
Silgan Holdings, Inc.	386	16,166
Sonoco Products Co.	453	26,600
WestRock Co.	1,232	55,773
		744,424
Electrical Equipment - 5.1%
Acuity Brands, Inc.	160	29,179
AMETEK, Inc.	1,067	138,486
ChargePoint Holdings, Inc.*(b)	794	11,529
Eaton Corp. plc	1,839	283,739
Emerson Electric Co.	2,756	256,088
EnerSys	193	14,037
Generac Holdings, Inc.*	292	92,117
Hubbell, Inc.	250	44,563
nVent Electric plc	776	26,330
Regal Rexnord Corp.	312	50,029
Rockwell Automation, Inc.	535	142,620
Sensata Technologies Holding plc*	731	42,332
Shoals Technologies Group, Inc., Class A*	481	7,605
Sunrun, Inc.*	955	26,052
Vertiv Holdings Co.	1,398	18,202
		1,182,908
Electronic Equipment, Instruments & Components - 5.6%
Amphenol Corp., Class A	2,757	209,560
Arrow Electronics, Inc.*	322	39,245
Avnet, Inc.	458	19,268
Cognex Corp.	815	55,061
Coherent, Inc.*	113	29,868
Corning, Inc.	3,543	143,137
II-VI, Inc.*	490	34,035
IPG Photonics Corp.*	164	21,377
Itron, Inc.*	209	9,963
Jabil, Inc.	661	38,213
Keysight Technologies, Inc.*	849	133,607
Littelfuse, Inc.	113	29,178
National Instruments Corp.	608	24,411

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
TE Connectivity Ltd.	1,505	214,357
Teledyne Technologies, Inc.*	215	92,317
Trimble, Inc.*	1,158	80,771
Vontier Corp.	780	18,954
Zebra Technologies Corp., Class A*	246	101,682
		1,295,004
Industrial Conglomerates - 7.3%
3M Co.	2,658	395,112
General Electric Co.	5,064	483,662
Honeywell International, Inc.	3,176	602,646
Roper Technologies, Inc.	487	218,283
		1,699,703
IT Services - 15.5%
Accenture plc, Class A	2,914	920,882
Affirm Holdings, Inc.*	674	28,200
Automatic Data Processing, Inc.	1,943	397,227
Block, Inc., Class A*	2,267	289,043
Broadridge Financial Solutions, Inc.	538	78,661
Concentrix Corp.	198	39,578
Euronet Worldwide, Inc.*(b)	243	31,160
Fidelity National Information Services, Inc.	2,809	267,501
Fiserv, Inc.*	2,741	267,713
FleetCor Technologies, Inc.*	374	87,591
Genpact Ltd.	799	33,430
Global Payments, Inc.	1,338	178,462
Jack Henry & Associates, Inc.	341	60,289
Marqeta, Inc., Class A*	1,071	12,563
Maximus, Inc.	283	22,317
Paychex, Inc.	1,480	176,209
PayPal Holdings, Inc.*	5,420	606,661
Shift4 Payments, Inc., Class A*	217	11,425
TaskUS, Inc., Class A*	127	3,647
Western Union Co. (The)	1,854	33,706
WEX, Inc.*	207	34,882
		3,581,147
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	582	104,533

Machinery - 12.9%
AGCO Corp.	282	33,885
Allison Transmission Holdings, Inc.	480	19,171
Caterpillar, Inc.	2,494	467,825
Chart Industries, Inc.*	164	23,682
Colfax Corp.*	622	25,011
Crane Co.	230	23,248
Cummins, Inc.	660	134,719
Deere & Co.	1,301	468,386
Donaldson Co., Inc.	570	30,934
Dover Corp.	664	104,155
Flowserve Corp.	600	18,222
Fortive Corp.	1,653	107,032
Gates Industrial Corp. plc*	443	7,017
Graco, Inc.	784	56,519
IDEX Corp.	351	67,357
Illinois Tool Works, Inc.	1,318	285,136
Ingersoll Rand, Inc.	1,879	94,927
ITT, Inc.	394	34,621
Lincoln Electric Holdings, Inc.	272	34,669
Middleby Corp. (The)*	257	45,648
Nikola Corp.*(b)	950	7,505
Nordson Corp.	248	56,170
Oshkosh Corp.	316	35,089
Otis Worldwide Corp.	1,959	153,448
PACCAR, Inc.	1,602	147,080
Parker-Hannifin Corp.	596	176,648
Pentair plc	763	44,185
RBC Bearings, Inc.*	132	25,588
Snap-on, Inc.	247	51,914
Timken Co. (The)	318	20,848
Toro Co. (The)	491	46,061
Westinghouse Air Brake Technologies Corp.	862	80,011
Xylem, Inc.	832	74,006
		3,000,717
Marine - 0.1%
Kirby Corp.*	276	17,981

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	937	25,084

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	406	29,212

Professional Services - 3.8%
Alight, Inc., Class A*	1,133	11,828
ASGN, Inc.*	241	26,700
Booz Allen Hamilton Holding Corp.	617	49,786
CACI International, Inc., Class A*	107	29,937
Clarivate plc*	1,711	25,631
Dun & Bradstreet Holdings, Inc.*	696	12,918
Equifax, Inc.	563	122,925
FTI Consulting, Inc.*	158	23,068
Insperity, Inc.	165	14,842
Jacobs Engineering Group, Inc.	601	73,923
KBR, Inc.	647	32,117
Leidos Holdings, Inc.	647	65,890
ManpowerGroup, Inc.	249	26,464
Nielsen Holdings plc	1,654	28,813
Robert Half International, Inc.	513	61,709
Science Applications International Corp.	266	23,325
TransUnion	884	80,232
TriNet Group, Inc.*	186	16,240
Upwork, Inc.*	556	14,056
Verisk Analytics, Inc.	743	131,764
		872,168
Road & Rail - 7.4%
CSX Corp.	10,230	346,899
Hertz Global Holdings, Inc.*	261	5,304
JB Hunt Transport Services, Inc.	388	78,737
Knight-Swift Transportation Holdings, Inc.	766	41,732
Landstar System, Inc.	176	27,176
Norfolk Southern Corp.	1,122	287,815
Old Dominion Freight Line, Inc.	430	135,033
Saia, Inc.*	122	35,042
TuSimple Holdings, Inc., Class A*(b)	157	2,735
Union Pacific Corp.	2,965	729,242
XPO Logistics, Inc.*	455	33,069
		1,722,784

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Trading Companies & Distributors - 2.2%
Air Lease Corp.	495	20,671
Applied Industrial Technologies, Inc.	177	17,895
Core & Main, Inc., Class A*	263	5,912
Fastenal Co.	2,653	136,523
MSC Industrial Direct Co., Inc., Class A	215	16,658
SiteOne Landscape Supply, Inc.*	206	35,521
United Rentals, Inc.*	334	107,421
Univar Solutions, Inc.*	788	24,200
Watsco, Inc.	153	41,778
WW Grainger, Inc.	200	95,412
		501,991
TOTAL COMMON STOCKS (Cost $25,177,226)		21,503,926

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $6,230)	6,230	6,230

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.8%

REPURCHASE AGREEMENTS(e) - 8.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $2,030,000
(Cost $2,029,999)	2,029,999	2,029,999

Total Investments - 101.6% (Cost $27,213,455)		23,540,155
Liabilities in excess of other assets - (1.6%)		(380,030)
Net Assets - 100.0%		23,160,125

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,167,827.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $24,574, collateralized in the form of cash with a value of $6,230 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $19,721 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $25,951.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $6,230.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
6,207,917	5/8/2023	Bank of America NA	0.38%	Dow Jones U.S. IndustrialsSM Index	(1,012,559)
7,663,996	11/7/2022	Citibank NA	0.38%	Dow Jones U.S. IndustrialsSM Index	(642,603)
4,372,338	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. IndustrialsSM Index	(1,250,500)
498,165	4/10/2023	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. IndustrialsSM Index	(54,632)
2,817,310	3/7/2023	Societe Generale	0.63%	Dow Jones U.S. IndustrialsSM Index	(387,808)
3,088,224	3/7/2023	UBS AG	0.43%	Dow Jones U.S. IndustrialsSM Index	(166,229)
24,647,950					(3,514,331)
				Total Unrealized Depreciation	(3,514,331)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.5%

Aerospace & Defense - 1.3%
Axon Enterprise, Inc.*	3,877	543,749
Curtiss-Wright Corp.	2,317	341,804
Hexcel Corp.	4,952	286,721
Mercury Systems, Inc.*	3,343	201,316
Woodward, Inc.	3,721	463,748
		1,837,338
Air Freight & Logistics - 0.3%
GXO Logistics, Inc.*	5,820	488,473

Airlines - 0.2%
JetBlue Airways Corp.*	18,778	286,740

Auto Components - 1.5%
Adient plc*	5,562	248,899
Dana, Inc.	8,513	158,512
Fox Factory Holding Corp.*	2,485	293,280
Gentex Corp.	13,961	422,599
Goodyear Tire & Rubber Co. (The)*	16,585	256,902
Lear Corp.	3,520	553,837
Visteon Corp.*	1,653	198,641
		2,132,670
Automobiles - 0.5%
Harley-Davidson, Inc.	9,083	375,128
Thor Industries, Inc.(b)	3,279	296,749
		671,877
Banks - 6.9%
Associated Banc-Corp.	8,858	216,047
Bank of Hawaii Corp.(b)	2,390	205,970
Bank OZK	7,135	335,488
Cadence Bank	11,566	365,717
Cathay General Bancorp	4,558	214,363
Commerce Bancshares, Inc.	6,551	470,231
Cullen/Frost Bankers, Inc.	3,347	471,023
East West Bancorp, Inc.	8,373	733,140
First Financial Bankshares, Inc.	7,569	362,707
First Horizon Corp.	31,916	749,388
FNB Corp.	19,990	268,466
Fulton Financial Corp.	9,521	171,568
Glacier Bancorp, Inc.	6,404	354,782
Hancock Whitney Corp.	5,125	285,360
Home BancShares, Inc.	8,897	208,279
International Bancshares Corp.	3,143	135,180
Old National Bancorp	17,401	318,090
PacWest Bancorp	6,922	342,085
Pinnacle Financial Partners, Inc.	4,494	454,254
Prosperity Bancshares, Inc.	5,440	405,062
Synovus Financial Corp.	8,588	452,158
Texas Capital Bancshares, Inc.*	2,987	198,934
UMB Financial Corp.	2,541	258,826
Umpqua Holdings Corp.	12,787	273,002
United Bankshares, Inc.	8,047	294,681
Valley National Bancorp	24,020	335,559
Webster Financial Corp.	10,613	639,009
Wintrust Financial Corp.	3,366	334,446
		9,853,815
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	554	212,437

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	6,153	270,732
Exelixis, Inc.*	18,675	383,398
Halozyme Therapeutics, Inc.*(b)	8,310	294,756
Neurocrine Biosciences, Inc.*	5,600	503,272
United Therapeutics Corp.*	2,658	441,759
		1,893,917
Building Products - 2.5%
Builders FirstSource, Inc.*	11,304	841,244
Carlisle Cos., Inc.	3,086	732,616
Lennox International, Inc.	1,987	530,390
Owens Corning	5,930	552,617
Simpson Manufacturing Co., Inc.	2,564	303,860
Trex Co., Inc.*	6,796	624,144
		3,584,871
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	2,400	332,064
Evercore, Inc., Class A	2,303	292,504
Federated Hermes, Inc.	5,715	186,709
Interactive Brokers Group, Inc., Class A	5,157	341,290
Janus Henderson Group plc	10,069	338,017
Jefferies Financial Group, Inc.	11,595	412,086
SEI Investments Co.	6,256	366,477
Stifel Financial Corp.	6,144	451,584
		2,720,731
Chemicals - 2.4%
Ashland Global Holdings, Inc.	3,335	307,754
Avient Corp.	5,401	282,958
Cabot Corp.	3,348	244,940
Chemours Co. (The)	9,620	265,512
Ingevity Corp.*	2,320	158,294
Minerals Technologies, Inc.	1,966	137,600
NewMarket Corp.	409	129,964
Olin Corp.	8,466	436,084
RPM International, Inc.	7,657	647,553
Scotts Miracle-Gro Co. (The)	2,405	336,844
Sensient Technologies Corp.	2,480	203,682
Valvoline, Inc.	10,668	344,896
		3,496,081
Commercial Services & Supplies - 1.5%
Brink's Co. (The)	2,901	203,244
Clean Harbors, Inc.*	2,955	281,996
IAA, Inc.*	7,960	292,450
MillerKnoll, Inc.	4,473	173,910
MSA Safety, Inc.	2,151	299,204
Stericycle, Inc.*	5,422	316,428
Tetra Tech, Inc.	3,193	506,953
		2,074,185
Communications Equipment - 1.0%
Calix, Inc.*	3,236	175,844
Ciena Corp.*	9,143	625,564
Lumentum Holdings, Inc.*(b)	4,267	421,836
Viasat, Inc.*	4,335	197,849
		1,421,093
Construction & Engineering - 1.3%
AECOM	8,503	617,828
Dycom Industries, Inc.*	1,781	155,054
EMCOR Group, Inc.	3,149	363,835

Ultra MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Fluor Corp.*(b)	8,351	180,883
MasTec, Inc.*	3,376	265,894
Valmont Industries, Inc.	1,252	270,995
		1,854,489
Construction Materials - 0.2%
Eagle Materials, Inc.	2,401	328,529

Consumer Finance - 0.5%
FirstCash Holdings, Inc.	2,387	171,959
Navient Corp.	9,513	167,524
PROG Holdings, Inc.*	3,348	102,583
SLM Corp.	17,306	340,928
		782,994
Containers & Packaging - 0.8%
AptarGroup, Inc.	3,886	473,626
Greif, Inc., Class A	1,567	90,087
Silgan Holdings, Inc.	4,953	207,431
Sonoco Products Co.	5,803	340,752
		1,111,896
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	237	142,468
Grand Canyon Education, Inc.*	2,366	205,440
H&R Block, Inc.	10,366	257,180
Service Corp. International	9,734	592,314
		1,197,402
Diversified Financial Services - 0.3%
Voya Financial, Inc.	6,551	441,210

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	7,802	308,881

Electric Utilities - 1.0%
ALLETE, Inc.	3,104	195,366
Hawaiian Electric Industries, Inc.	6,452	264,403
IDACORP, Inc.	2,981	309,875
OGE Energy Corp.	11,815	443,653
PNM Resources, Inc.	5,066	228,831
		1,442,128
Electrical Equipment - 1.8%
Acuity Brands, Inc.	2,062	376,047
EnerSys	2,473	179,861
Hubbell, Inc.	3,211	572,361
nVent Electric plc	9,930	336,925
Regal Rexnord Corp.	3,999	641,240
Sunrun, Inc.*	12,218	333,307
Vicor Corp.*	1,267	94,733
		2,534,474
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc.*	4,109	500,805
Avnet, Inc.	5,856	246,362
Belden, Inc.	2,650	149,328
Cognex Corp.	10,436	705,056
Coherent, Inc.*	1,449	383,000
II-VI, Inc.*(b)	6,268	435,375
Jabil, Inc.	8,460	489,073
Littelfuse, Inc.	1,454	375,437
National Instruments Corp.	7,785	312,568
TD SYNNEX Corp.	2,436	248,058
Vishay Intertechnology, Inc.	7,834	150,334
Vontier Corp.	9,978	242,465
		4,237,861
Energy Equipment & Services - 0.5%
ChampionX Corp.*	11,926	255,336
NOV, Inc.	23,068	395,616
		650,952
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A(b)	2,639	156,387

Equity Real Estate Investment Trusts (REITs) - 9.2%
American Campus Communities, Inc.	8,214	441,995
Apartment Income REIT Corp.	9,267	478,270
Brixmor Property Group, Inc.	17,529	440,328
Camden Property Trust	6,032	995,944
Corporate Office Properties Trust	6,630	173,772
Cousins Properties, Inc.(b)	8,777	339,056
CyrusOne, Inc.	7,491	676,812
Douglas Emmett, Inc.	10,357	328,317
EastGroup Properties, Inc.	2,402	458,206
EPR Properties	4,414	219,817
First Industrial Realty Trust, Inc.	7,691	442,848
Healthcare Realty Trust, Inc.	8,707	227,079
Highwoods Properties, Inc.	6,158	268,489
Hudson Pacific Properties, Inc.	9,001	237,626
JBG SMITH Properties	6,738	179,770
Kilroy Realty Corp.	6,187	443,113
Kite Realty Group Trust	12,927	283,489
Lamar Advertising Co., Class A	5,124	558,823
Life Storage, Inc.	4,843	613,075
Macerich Co. (The)(b)	12,565	192,244
Medical Properties Trust, Inc.	35,197	715,907
National Retail Properties, Inc.	10,365	441,653
National Storage Affiliates Trust	4,838	281,910
Omega Healthcare Investors, Inc.	14,104	397,310
Park Hotels & Resorts, Inc.*	13,959	262,988
Pebblebrook Hotel Trust	7,753	174,520
Physicians Realty Trust	13,003	211,429
PotlatchDeltic Corp.	3,961	217,459
PS Business Parks, Inc.	1,187	189,077
Rayonier, Inc.	8,449	335,425
Rexford Industrial Realty, Inc.	8,941	627,032
Sabra Health Care REIT, Inc.	13,497	181,265
SL Green Realty Corp.	3,939	313,229
Spirit Realty Capital, Inc.	7,278	337,481
STORE Capital Corp.	14,474	444,641
		13,130,399
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc.*	8,059	506,670
Casey's General Stores, Inc.	2,191	412,083
Grocery Outlet Holding Corp.*	5,157	143,416
Performance Food Group Co.*	9,108	510,412
Sprouts Farmers Market, Inc.*	6,625	188,680
		1,761,261
Food Products - 1.7%
Darling Ingredients, Inc.*	9,550	692,184
Flowers Foods, Inc.	11,728	321,464
Hain Celestial Group, Inc. (The)*	5,482	199,325
Ingredion, Inc.	3,928	348,571
Lancaster Colony Corp.	1,170	196,806
Pilgrim's Pride Corp.*	2,877	67,840
Post Holdings, Inc.*	3,455	363,259
Sanderson Farms, Inc.	1,252	223,595
		2,413,044

Ultra MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Gas Utilities - 1.2%
National Fuel Gas Co.	5,382	334,976
New Jersey Resources Corp.	5,692	248,285
ONE Gas, Inc.	3,162	262,731
Southwest Gas Holdings, Inc.	3,564	252,830
Spire, Inc.	3,051	204,753
UGI Corp.	12,342	474,426
		1,778,001
Health Care Equipment & Supplies - 2.8%
Envista Holdings Corp.*	9,525	457,200
Globus Medical, Inc., Class A*	4,667	328,183
Haemonetics Corp.*	3,017	174,111
ICU Medical, Inc.*	1,179	279,105
Integra LifeSciences Holdings Corp.*	4,300	288,358
LivaNova plc*	3,143	247,731
Masimo Corp.*	2,999	472,193
Neogen Corp.*	6,345	226,516
NuVasive, Inc.*	3,055	165,337
Penumbra, Inc.*	2,073	459,667
Quidel Corp.*	2,238	236,758
STAAR Surgical Co.*	2,809	222,810
Tandem Diabetes Care, Inc.*	3,751	422,475
		3,980,444
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.*	5,309	301,073
Amedisys, Inc.*	1,925	308,462
Chemed Corp.	909	434,766
Encompass Health Corp.	5,873	387,735
HealthEquity, Inc.*	4,928	264,683
LHC Group, Inc.*	1,869	254,502
Molina Healthcare, Inc.*	3,448	1,058,088
Option Care Health, Inc.*	8,176	210,123
Patterson Cos., Inc.	5,112	152,849
Progyny, Inc.*	4,109	161,730
R1 RCM, Inc.*	7,865	213,849
Tenet Healthcare Corp.*	6,322	543,629
		4,291,489
Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp.*	4,841	343,420
Choice Hotels International, Inc.	1,936	279,462
Churchill Downs, Inc.	2,032	489,448
Cracker Barrel Old Country Store, Inc.	1,388	186,367
Marriott Vacations Worldwide Corp.	2,514	403,924
Papa John's International, Inc.	1,910	204,026
Scientific Games Corp.*(b)	5,696	358,392
Six Flags Entertainment Corp.*	4,568	199,439
Texas Roadhouse, Inc.	4,110	390,080
Travel + Leisure Co.	5,094	285,519
Wendy's Co. (The)	10,418	236,905
Wingstop, Inc.	1,760	255,816
Wyndham Hotels & Resorts, Inc.	5,499	475,169
		4,107,967
Household Durables - 1.6%
Helen of Troy Ltd.*	1,424	292,874
KB Home(b)	5,060	195,367
Leggett & Platt, Inc.	7,873	291,931
Taylor Morrison Home Corp.*	7,254	213,993
Tempur Sealy International, Inc.	11,362	375,060
Toll Brothers, Inc.	6,752	366,363
TopBuild Corp.*(b)	1,942	416,908
Tri Pointe Homes, Inc.*	6,560	146,747
		2,299,243
Household Products - 0.1%
Energizer Holdings, Inc.	3,714	124,011

Insurance - 3.7%
Alleghany Corp.*	808	534,831
American Financial Group, Inc.	3,905	528,698
Brighthouse Financial, Inc.*	4,712	246,249
CNO Financial Group, Inc.	7,278	175,909
First American Financial Corp.	6,479	434,352
Hanover Insurance Group, Inc. (The)	2,101	293,110
Kemper Corp.	3,529	188,590
Kinsale Capital Group, Inc.	1,267	265,766
Mercury General Corp.	1,569	86,295
Old Republic International Corp.	16,853	444,077
Primerica, Inc.	2,330	302,644
Reinsurance Group of America, Inc.	3,990	442,331
RenaissanceRe Holdings Ltd.	2,715	409,368
RLI Corp.	2,350	238,525
Selective Insurance Group, Inc.	3,549	295,241
Unum Group	12,067	336,911
		5,222,897
Interactive Media & Services - 0.4%
TripAdvisor, Inc.*	5,843	148,646
Yelp, Inc.*	4,051	137,288
Ziff Davis, Inc.*	2,845	286,207
		572,141
IT Services - 2.3%
Alliance Data Systems Corp.	2,938	198,168
Concentrix Corp.	2,533	506,321
Euronet Worldwide, Inc.*(b)	3,119	399,949
Genpact Ltd.	10,212	427,270
Kyndryl Holdings, Inc.*	10,574	167,704
LiveRamp Holdings, Inc.*	4,018	173,417
Maximus, Inc.	3,628	286,104
Sabre Corp.*	19,090	208,654
Western Union Co. (The)	23,729	431,393
WEX, Inc.*	2,645	445,709
		3,244,689
Leisure Products - 1.3%
Brunswick Corp.	4,550	434,616
Callaway Golf Co.*	6,917	171,127
Mattel, Inc.*	20,679	516,561
Polaris, Inc.	3,366	409,003
YETI Holdings, Inc.*	5,173	318,450
		1,849,757
Life Sciences Tools & Services - 1.2%
Bruker Corp.	5,998	422,079
Medpace Holdings, Inc.*	1,697	259,590
Repligen Corp.*	3,035	596,985
Syneos Health, Inc.*	6,116	484,387
		1,763,041
Machinery - 4.1%
AGCO Corp.	3,623	435,340
Colfax Corp.*	7,948	319,589
Crane Co.	2,946	297,782
Donaldson Co., Inc.	7,295	395,900
Flowserve Corp.	7,689	233,515
Graco, Inc.	10,036	723,495
ITT, Inc.	5,053	444,007

Ultra MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Kennametal, Inc.	4,936	156,521
Lincoln Electric Holdings, Inc.	3,486	444,325
Middleby Corp. (The)*	3,282	582,949
Oshkosh Corp.	4,051	449,823
Terex Corp.	4,120	170,074
Timken Co. (The)	4,074	267,091
Toro Co. (The)	6,282	589,314
Trinity Industries, Inc.	4,828	139,336
Watts Water Technologies, Inc., Class A	1,628	234,351
		5,883,412
Marine - 0.2%
Kirby Corp.*	3,548	231,152

Media - 0.9%
Cable One, Inc.	292	418,392
John Wiley & Sons, Inc., Class A(b)	2,570	129,297
New York Times Co. (The), Class A	9,858	433,653
TEGNA, Inc.	13,057	299,267
		1,280,609
Metals & Mining - 2.9%
Alcoa Corp.	11,044	832,055
Cleveland-Cliffs, Inc.*	26,860	600,590
Commercial Metals Co.	7,118	274,399
Reliance Steel & Aluminum Co.	3,698	705,837
Royal Gold, Inc.	3,874	469,761
Steel Dynamics, Inc.	11,128	785,414
United States Steel Corp.(b)	15,951	434,027
Worthington Industries, Inc.	1,909	108,851
		4,210,934
Multiline Retail - 0.9%
Kohl's Corp.	8,884	494,128
Macy's, Inc.	18,280	473,818
Nordstrom, Inc.*	6,567	136,199
Ollie's Bargain Outlet Holdings, Inc.*	3,572	154,239
		1,258,384
Multi-Utilities - 0.5%
Black Hills Corp.	3,767	263,652
MDU Resources Group, Inc.	12,003	321,320
NorthWestern Corp.	3,107	187,912
		772,884
Oil, Gas & Consumable Fuels - 2.2%
Antero Midstream Corp.(b)	19,166	192,427
CNX Resources Corp.*	12,466	203,695
DT Midstream, Inc.	5,710	303,201
EQT Corp.	17,846	412,956
Equitrans Midstream Corp.	23,995	153,808
HollyFrontier Corp.*	8,824	268,691
Murphy Oil Corp.	8,570	297,122
PDC Energy, Inc.	5,764	371,893
Targa Resources Corp.	13,517	883,606
		3,087,399
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	5,193	373,636

Personal Products - 0.2%
Coty, Inc., Class A*	19,785	181,428
Nu Skin Enterprises, Inc., Class A	2,940	136,387
		317,815
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	3,628	498,560
Perrigo Co. plc	7,895	280,430
		778,990
Professional Services - 1.6%
ASGN, Inc.*	3,075	340,679
CACI International, Inc., Class A*	1,376	384,991
FTI Consulting, Inc.*	2,023	295,358
Insperity, Inc.	2,113	190,065
KBR, Inc.	8,280	411,019
ManpowerGroup, Inc.	3,201	340,202
Science Applications International Corp.	3,398	297,971
		2,260,285
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.*	2,978	733,243

Road & Rail - 1.8%
Avis Budget Group, Inc.*	2,365	433,836
Knight-Swift Transportation Holdings, Inc.	9,795	533,632
Landstar System, Inc.	2,249	347,268
Ryder System, Inc.	3,169	249,844
Saia, Inc.*	1,554	446,355
Werner Enterprises, Inc.	3,592	156,108
XPO Logistics, Inc.*	5,823	423,216
		2,590,259
Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc.	5,918	134,161
Azenta, Inc.	4,389	384,125
Cirrus Logic, Inc.*	3,372	292,926
CMC Materials, Inc.	1,677	310,966
First Solar, Inc.*	5,836	439,392
Lattice Semiconductor Corp.*	8,083	506,158
MKS Instruments, Inc.	3,274	493,064
Power Integrations, Inc.	3,561	320,490
Semtech Corp.*	3,800	263,644
Silicon Laboratories, Inc.*	2,371	364,446
SiTime Corp.*	885	178,894
SunPower Corp.*(b)	4,905	87,947
Synaptics, Inc.*	2,319	529,729
Universal Display Corp.	2,559	396,415
Wolfspeed, Inc.*	6,839	702,502
		5,404,859
Software - 3.6%
ACI Worldwide, Inc.*	6,939	232,595
Aspen Technology, Inc.*	3,950	602,019
Blackbaud, Inc.*	2,446	152,851
CDK Global, Inc.	6,985	316,700
Cerence, Inc.*	2,243	80,995
CommVault Systems, Inc.*	2,686	168,976
Digital Turbine, Inc.*	5,188	251,514
Envestnet, Inc.*	3,226	241,369
Fair Isaac Corp.*	1,615	760,972
Manhattan Associates, Inc.*	3,735	499,295
Mimecast Ltd.*	3,644	289,807
NCR Corp.*(b)	7,792	315,732
Paylocity Holding Corp.*	2,338	496,685
Qualys, Inc.*	1,972	247,111
Sailpoint Technologies Holdings, Inc.*	5,505	227,742
Teradata Corp.*	6,404	320,136
		5,204,499

Ultra MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	9,054	190,858
AutoNation, Inc.*	2,360	270,598
Dick's Sporting Goods, Inc.	3,830	402,150
Five Below, Inc.*	3,307	541,058
Foot Locker, Inc.	5,330	168,535
GameStop Corp., Class A*	3,657	451,054
Gap, Inc. (The)	12,655	184,130
Lithia Motors, Inc.	1,788	609,386
Murphy USA, Inc.	1,392	251,590
RH*	1,023	411,113
Urban Outfitters, Inc.*	3,889	106,987
Victoria's Secret & Co.*	4,277	229,376
Williams-Sonoma, Inc.	4,391	636,080
		4,452,915
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	8,112	159,888

Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd.*	8,877	601,328
Carter's, Inc.	2,495	241,217
Columbia Sportswear Co.	2,040	189,149
Crocs, Inc.*	3,473	290,794
Deckers Outdoor Corp.*	1,621	467,885
Hanesbrands, Inc.	20,611	318,440
Skechers USA, Inc., Class A*	7,963	366,139
		2,474,952
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	6,518	287,965
MGIC Investment Corp.	19,216	291,699
New York Community Bancorp, Inc.	27,448	316,750
Washington Federal, Inc.	3,844	136,770
		1,033,184
Trading Companies & Distributors - 0.9%
GATX Corp.	2,096	223,496
MSC Industrial Direct Co., Inc., Class A	2,763	214,077
Univar Solutions, Inc.*	10,091	309,895
Watsco, Inc.	1,949	532,194
		1,279,662
Water Utilities - 0.4%
Essential Utilities, Inc.	13,574	639,471

TOTAL COMMON STOCKS (Cost $129,241,563)		136,688,247

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $296,797)	296,797	296,797

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 14.3%

REPURCHASE AGREEMENTS(d) - 14.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $20,396,119
(Cost $20,396,101)	20,396,101	20,396,101

Total Investments - 110.0% (Cost $149,934,461)		157,381,145
Liabilities in excess of other assets - (10.0%)		(14,318,776)
Net Assets - 100.0%		143,062,369

Ultra MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $54,987,526.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $1,571,297, collateralized in the form of cash with a value of $296,797 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,319,116 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $1,615,913.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $296,797.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400 Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	1	3/18/2022	USD	$265,800	$5,208

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
6,595,147	5/8/2023	Bank of America NA	0.48%	S&P MidCap 400®	(1,507,096)
43,807,961	5/8/2023	BNP Paribas SA	0.53%	S&P MidCap 400®	(5,180,786)
15,984,849	4/10/2023	Citibank NA	0.48%	S&P MidCap 400®	(1,551,845)
10,443,395	3/7/2023	Goldman Sachs International	0.35%	SPDR® S&P MidCap 400® ETF Trust	(3,810,779)
16,378,748	3/7/2023	Goldman Sachs International	0.58%	S&P MidCap 400®	(1,503,035)
2,445,900	11/7/2022	Morgan Stanley & Co. International plc	0.63%	S&P MidCap 400®	231,051
30,010,849	3/7/2023	Societe Generale	0.35%	S&P MidCap 400®	(2,771,104)
23,500,868	3/7/2023	UBS AG	0.43%	S&P MidCap 400®	(1,825,372)
149,167,717					(17,918,966)
				Total Unrealized Appreciation	231,051
				Total Unrealized Depreciation	(18,150,017)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra MSCI Brazil Capped
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 54.7%

REPURCHASE AGREEMENTS(a) - 54.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,700,407
(Cost $4,700,403)	4,700,403	4,700,403

Total Investments - 54.7% (Cost $4,700,403)		4,700,403
Other assets less liabilities - 45.3%		3,892,472
Net Assets - 100.0%		8,592,875

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
244,320	11/9/2022	Bank of America NA	0.38%	iShares® MSCI Brazil Capped ETF	(1,150,465)
1,379,667	4/10/2023	Citibank NA	0.38%	iShares® MSCI Brazil Capped ETF	31,836
9,659,569	3/7/2023	Goldman Sachs International	(0.92)%	iShares® MSCI Brazil Capped ETF	935,064
94,003	4/10/2023	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI Brazil Capped ETF	13,024
2,567,529	3/7/2023	Societe Generale	0.08%	iShares® MSCI Brazil Capped ETF	511,507
3,314,809	3/7/2023	UBS AG	0.08%	iShares® MSCI Brazil Capped ETF	435,410
17,259,897					776,376
				Total Unrealized Appreciation	1,926,841
				Total Unrealized Depreciation	(1,150,465)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 63.8%

REPURCHASE AGREEMENTS(a) - 63.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,458,305
(Cost $6,458,299)	6,458,299	6,458,299

Total Investments - 63.8% (Cost $6,458,299)		6,458,299
Other assets less liabilities - 36.2%		3,672,260
Net Assets - 100.0%		10,130,559

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
8,348,494	11/9/2022	Bank of America NA	0.38%	iShares® MSCI EAFE ETF	(133,268)
6,611,848	4/10/2023	Citibank NA	0.48%	iShares® MSCI EAFE ETF	(689,191)
655,167	3/7/2023	Goldman Sachs International	0.68%	iShares® MSCI EAFE ETF	(50,084)
2,736	11/9/2023	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI EAFE ETF	(240)
4,215,498	3/7/2023	Societe Generale	0.58%	iShares® MSCI EAFE ETF	(575,981)
504,711	3/7/2023	UBS AG	0.28%	iShares® MSCI EAFE ETF	(278,448)
20,338,454					(1,727,212)
				Total Unrealized Depreciation	(1,727,212)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 71.9%

REPURCHASE AGREEMENTS(a) - 27.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $12,059,693
(Cost $12,059,681)	12,059,681	12,059,681

U.S. TREASURY OBLIGATIONS - 44.8%
U.S. Treasury Bills 0.35%, 5/12/2022(b) (Cost $19,986,000)	20,000,000	19,989,100

TOTAL SHORT-TERM INVESTMENTS (Cost $32,045,681)		32,048,781
Total Investments - 71.9% (Cost $32,045,681)		32,048,781
Other assets less liabilities - 28.1%		12,502,077
Net Assets - 100.0%		44,550,858

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreements[a]

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
21,123,107	5/8/2023	Bank of America NA	0.33%	iShares® MSCI Emerging Markets ETF	(2,233,847)
2,977,758	4/10/2023	Citibank NA	0.23%	iShares® MSCI Emerging Markets ETF	(260,901)
563,391	3/7/2023	Goldman Sachs International	0.38%	iShares® MSCI Emerging Markets ETF	(57,949)
113,372	4/10/2023	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI Emerging Markets ETF	(9,322)
10,301,838	3/7/2023	Societe Generale	(0.17)%	iShares® MSCI Emerging Markets ETF	(852,174)
54,265,989	11/9/2022	UBS AG	(0.12)%	iShares® MSCI Emerging Markets ETF	(8,149,047)
89,345,455					(11,563,240)
				Total Unrealized Depreciation	(11,563,240)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 39.0%

iShares MSCI Japan ETF (Cost $3,349,572)	49,500	3,115,530

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 22.4%

REPURCHASE AGREEMENTS(a) - 22.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,789,341
(Cost $1,789,340)	1,789,340	1,789,340

Total Investments - 61.4% (Cost $5,138,912)		4,904,870
Other assets less liabilities - 38.6%		3,089,915
Net Assets - 100.0%		7,994,785

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
571,249	12/14/2023	Bank of America NA	0.43%	iShares® MSCI Japan ETF	(17,123)
8,441,966	12/12/2022	Citibank NA	0.58%	iShares® MSCI Japan ETF	(589,840)
103,054	12/14/2023	Credit Suisse International	0.78%	iShares® MSCI Japan ETF	(7,883)
3,333,024	3/7/2023	Goldman Sachs International	0.58%	iShares® MSCI Japan ETF	(477,709)
182,109	11/9/2023	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI Japan ETF	(14,126)
230,107	3/7/2023	Societe Generale	0.23%	iShares® MSCI Japan ETF	(20,633)
83,392	12/14/2023	UBS AG	0.08%	iShares® MSCI Japan ETF	(14,868)
12,944,901					(1,142,182)
				Total Unrealized Depreciation	(1,142,182)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 92.5%

Biotechnology - 71.5%
4D Molecular Therapeutics, Inc.*	3,331	45,635
89bio, Inc.*	2,103	9,737
Abcam plc, ADR*	2,405	40,115
AC Immune SA*(b)	8,260	33,618
ACADIA Pharmaceuticals, Inc.*	16,652	423,127
Achilles Therapeutics plc, ADR*	4,039	13,369
Acumen Pharmaceuticals, Inc.*	4,192	24,565
Adaptimmune Therapeutics plc, ADR*(b)	14,207	36,938
Adicet Bio, Inc.*(b)	4,048	52,948
ADMA Biologics, Inc.*	20,283	32,656
Adverum Biotechnologies, Inc.*	10,163	13,618
Aeglea BioTherapeutics, Inc.*	5,105	14,141
Aerovate Therapeutics, Inc.*(b)	2,528	24,724
Affimed NV*	12,411	54,733
Agios Pharmaceuticals, Inc.*	5,626	175,137
Akebia Therapeutics, Inc.*	18,124	39,148
Akero Therapeutics, Inc.*	3,611	64,023
Akouos, Inc.*(b)	3,571	19,069
Alaunos Therapeutics, Inc.*(b)	22,390	22,074
Alector, Inc.*	8,420	133,373
Aligos Therapeutics, Inc.*	4,090	9,898
Alkermes plc*	16,750	416,405
Allakos, Inc.*	5,624	31,438
Allogene Therapeutics, Inc.*	14,761	135,063
Allovir, Inc.*	6,747	60,723
Alnylam Pharmaceuticals, Inc.*	12,389	1,955,604
Alpine Immune Sciences, Inc.*(b)	3,026	24,934
Altimmune, Inc.*	4,116	30,500
ALX Oncology Holdings, Inc.*	4,197	76,050
Amarin Corp. plc, ADR*(b)	40,450	133,890
Amgen, Inc.	52,565	11,904,921
Amicus Therapeutics, Inc.*	28,865	234,961
AnaptysBio, Inc.*	2,849	87,094
Anavex Life Sciences Corp.*	7,873	86,288
Annexon, Inc.*	3,975	19,299
Apellis Pharmaceuticals, Inc.*	9,948	423,088
Applied Molecular Transport, Inc.*	3,983	26,168
Applied Therapeutics, Inc.*	2,713	5,100
Arbutus Biopharma Corp.*	14,011	44,835
Arcturus Therapeutics Holdings, Inc.*	2,731	65,462
Arcutis Biotherapeutics, Inc.*	5,210	92,738
Arena Pharmaceuticals, Inc.*	6,352	603,259
Argenx SE, ADR*	2,887	830,619
Arrowhead Pharmaceuticals, Inc.*	10,828	476,432
Ascendis Pharma A/S, ADR*	5,729	643,882
Atara Biotherapeutics, Inc.*	9,159	117,693
Athenex, Inc.*	11,322	9,110
Aurinia Pharmaceuticals, Inc.*	13,434	165,238
Autolus Therapeutics plc, ADR*	5,931	22,182
Avidity Biosciences, Inc.*	4,856	82,358
Avrobio, Inc.*	4,519	6,553
Beam Therapeutics, Inc.*	7,058	552,994
BeiGene Ltd., ADR*	5,141	1,082,283
BELLUS Health, Inc.*	10,703	71,175
Bicycle Therapeutics plc, ADR*	2,063	97,992
BioAtla, Inc.*	3,663	23,736
BioCryst Pharmaceuticals, Inc.*	18,640	309,610
Biogen, Inc.*	15,219	3,211,361
BioMarin Pharmaceutical, Inc.*	19,017	1,485,608
Biomea Fusion, Inc.*(b)	3,008	19,281
BioNTech SE, ADR*	9,129	1,376,744
Black Diamond Therapeutics, Inc.*	3,750	11,775
Bluebird Bio, Inc.*	7,261	43,856
Blueprint Medicines Corp.*(b)	6,093	368,931
Bolt Biotherapeutics, Inc.*(b)	3,861	13,475
Bridgebio Pharma, Inc.*	15,249	118,942
Brooklyn ImmunoTherapeutics, Inc.*(b)	5,388	12,177
C4 Therapeutics, Inc.*	5,036	112,957
Cabaletta Bio, Inc.*	2,933	6,335
Candel Therapeutics, Inc.*(b)	2,970	12,236
Caribou Biosciences, Inc.*	6,235	62,225
Cellectis SA, ADR*(b)	2,105	9,536
Centessa Pharmaceuticals plc, ADR*(b)	1,965	17,528
Century Therapeutics, Inc.*(b)	5,658	79,778
ChemoCentryx, Inc.*	7,254	220,086
Chimerix, Inc.*	8,997	50,743
Chinook Therapeutics, Inc.*	5,479	69,912
Clovis Oncology, Inc.*(b)	13,464	27,736
Codiak Biosciences, Inc.*	2,319	10,946
Cogent Biosciences, Inc.*(b)	4,125	24,461
Coherus Biosciences, Inc.*	7,952	93,754
Compass Pathways plc, ADR*	2,275	32,851
Connect Biopharma Holdings Ltd., ADR*(b)	3,369	13,206
Cortexyme, Inc.*(b)	3,094	13,459
Corvus Pharmaceuticals, Inc.*	4,817	8,526
Crinetics Pharmaceuticals, Inc.*	4,919	98,478
CRISPR Therapeutics AG*	7,929	486,603
Cullinan Oncology, Inc.*	4,523	64,860
CureVac NV*(b)	19,353	325,517
Curis, Inc.*	9,488	31,785
Cyteir Therapeutics, Inc.*(b)	3,665	21,257
Cytokinetics, Inc.*	8,690	306,931
CytomX Therapeutics, Inc.*	6,761	25,895
Day One Biopharmaceuticals, Inc.*(b)	6,416	87,643
Decibel Therapeutics, Inc.*(b)	2,580	9,030
Deciphera Pharmaceuticals, Inc.*	6,056	46,692
Denali Therapeutics, Inc.*	12,650	411,884
Design Therapeutics, Inc.*	5,765	78,231
Dyne Therapeutics, Inc.*(b)	5,339	45,755
Eagle Pharmaceuticals, Inc.*	1,338	63,408
Editas Medicine, Inc.*	7,085	121,295
Eiger BioPharmaceuticals, Inc.*	3,520	14,080
Enanta Pharmaceuticals, Inc.*	2,105	148,234
Epizyme, Inc.*	16,630	24,779
Erasca, Inc.*	12,561	155,756
Evelo Biosciences, Inc.*(b)	5,535	17,297
Exelixis, Inc.*	32,776	672,891
Fate Therapeutics, Inc.*	9,892	341,769
FibroGen, Inc.*	9,603	135,114
Forma Therapeutics Holdings, Inc.*	4,911	48,422
Frequency Therapeutics, Inc.*	3,581	10,170
G1 Therapeutics, Inc.*(b)	4,405	46,737
Galapagos NV, ADR*(b)	1,047	69,343
Gamida Cell Ltd.*(b)	6,141	20,634
Generation Bio Co.*	5,895	30,182
Genmab A/S, ADR*	4,859	162,582
Geron Corp.*(b)	33,347	36,348
Gilead Sciences, Inc.	129,943	7,848,557
Global Blood Therapeutics, Inc.*	6,677	201,645
Gossamer Bio, Inc.*	7,917	71,491

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Gracell Biotechnologies, Inc., ADR*(b)	5,181	16,527
Graphite Bio, Inc.*(b)	6,015	55,338
Grifols SA, ADR	11,853	146,503
Gritstone bio, Inc.*	7,039	35,899
Halozyme Therapeutics, Inc.*	14,585	517,330
Harpoon Therapeutics, Inc.*(b)	3,392	13,907
Homology Medicines, Inc.*	5,920	20,661
Horizon Therapeutics plc*	23,495	2,142,039
Humacyte, Inc.*(b)	10,670	64,340
Icosavax, Inc.*(b)	4,046	70,481
Ideaya Biosciences, Inc.*	3,986	52,615
IGM Biosciences, Inc.*	2,696	44,969
I-Mab, ADR*	4,819	119,126
Imago Biosciences, Inc.*(b)	3,471	81,742
Immuneering Corp., Class A*(b)	2,687	20,072
Immunic, Inc.*	2,721	31,700
ImmunityBio, Inc.*(b)	41,185	281,705
ImmunoGen, Inc.*	20,988	118,372
Immunovant, Inc.*	11,911	66,463
Impel Neuropharma, Inc.*(b)	2,388	17,241
Incyte Corp.*	22,884	1,562,977
Infinity Pharmaceuticals, Inc.*	9,217	10,139
Inhibrx, Inc.*	3,933	84,559
Inovio Pharmaceuticals, Inc.*(b)	21,791	70,603
Insmed, Inc.*	12,264	293,110
Instil Bio, Inc.*(b)	13,356	143,310
Intellia Therapeutics, Inc.*	7,709	762,035
Intercept Pharmaceuticals, Inc.*(b)	3,061	43,650
Ionis Pharmaceuticals, Inc.*	14,628	488,283
Iovance Biotherapeutics, Inc.*	16,253	254,685
Ironwood Pharmaceuticals, Inc.*(b)	16,949	182,371
iTeos Therapeutics, Inc.*	3,653	131,983
IVERIC bio, Inc.*	11,874	190,459
Janux Therapeutics, Inc.*(b)	4,310	74,477
Jounce Therapeutics, Inc.*	5,309	39,605
KalVista Pharmaceuticals, Inc.*	2,534	40,671
Kamada Ltd.*(b)	4,635	25,724
Karuna Therapeutics, Inc.*	3,070	322,350
Karyopharm Therapeutics, Inc.*	7,827	80,853
Keros Therapeutics, Inc.*	2,427	130,330
Kezar Life Sciences, Inc.*	5,091	75,601
Kiniksa Pharmaceuticals Ltd., Class A*	3,509	35,932
Kinnate Biopharma, Inc.*	4,524	35,197
Kodiak Sciences, Inc.*	5,356	46,276
Kronos Bio, Inc.*	5,837	43,953
Krystal Biotech, Inc.*	2,580	163,959
Kura Oncology, Inc.*	6,894	109,408
Kymera Therapeutics, Inc.*	5,323	211,642
Larimar Therapeutics, Inc.*(b)	1,831	7,983
Leap Therapeutics, Inc.*(b)	9,144	18,197
Legend Biotech Corp., ADR*	4,611	182,549
Lexicon Pharmaceuticals, Inc.*	15,421	31,921
Ligand Pharmaceuticals, Inc.*	1,732	175,313
Lyell Immunopharma, Inc.*(b)	24,910	180,348
MacroGenics, Inc.*	6,348	59,354
Madrigal Pharmaceuticals, Inc.*	1,772	164,530
Magenta Therapeutics, Inc.*	6,086	19,171
MannKind Corp.*(b)	26,025	68,186
MeiraGTx Holdings plc*	4,602	65,947
Mereo Biopharma Group plc, ADR*	11,507	14,269
Mersana Therapeutics, Inc.*	7,448	32,697
Merus NV*	4,418	124,102
Mirati Therapeutics, Inc.*	5,723	505,284
Mirum Pharmaceuticals, Inc.*	3,172	75,176
Moderna, Inc.*	29,661	4,555,930
Molecular Templates, Inc.*	5,828	13,696
Monte Rosa Therapeutics, Inc.*(b)	4,816	69,061
Morphic Holding, Inc.*	3,828	152,584
Mustang Bio, Inc.*	9,587	8,335
Myriad Genetics, Inc.*	8,271	201,647
Neoleukin Therapeutics, Inc.*	4,393	11,334
Neurocrine Biosciences, Inc.*	9,828	883,242
NextCure, Inc.*	2,862	14,024
Nkarta, Inc.*(b)	3,412	30,913
Novavax, Inc.*(b)	7,832	652,954
Nurix Therapeutics, Inc.*	4,622	74,738
Nuvalent, Inc., Class A*(b)	4,437	66,333
ObsEva SA*(b)	8,073	11,060
Olema Pharmaceuticals, Inc.*	4,173	19,530
Omega Therapeutics, Inc.*(b)	4,949	58,745
Oncocyte Corp.*	9,551	13,944
Oncorus, Inc.*(b)	2,670	5,634
ORIC Pharmaceuticals, Inc.*	4,080	31,661
Ovid therapeutics, Inc.*(b)	7,052	23,906
Oyster Point Pharma, Inc.*(b)	2,708	26,972
Passage Bio, Inc.*	5,603	18,602
PMV Pharmaceuticals, Inc.*	4,698	74,416
Poseida Therapeutics, Inc.*	6,471	23,619
Praxis Precision Medicines, Inc.*	4,649	60,902
Precigen, Inc.*	21,414	48,181
Precision BioSciences, Inc.*	6,293	26,745
Prelude Therapeutics, Inc.*(b)	3,708	32,742
Prometheus Biosciences, Inc.*	4,035	175,684
ProQR Therapeutics NV*(b)	7,367	7,883
Protagonist Therapeutics, Inc.*	4,945	120,065
Prothena Corp. plc*	4,827	167,014
PTC Therapeutics, Inc.*	7,323	257,184
Puma Biotechnology, Inc.*	4,233	9,736
Radius Health, Inc.*	4,905	40,810
Rallybio Corp.*(b)	3,328	36,575
RAPT Therapeutics, Inc.*	3,061	61,220
Recursion Pharmaceuticals, Inc., Class A*(b)	16,526	180,960
Regeneron Pharmaceuticals, Inc.*	10,954	6,773,515
REGENXBIO, Inc.*	4,432	116,163
Relay Therapeutics, Inc.*	11,191	269,815
Repare Therapeutics, Inc.*	4,325	69,503
Replimune Group, Inc.*	4,857	77,906
REVOLUTION Medicines, Inc.*	7,633	144,416
Rhythm Pharmaceuticals, Inc.*	5,206	39,670
Rigel Pharmaceuticals, Inc.*	17,711	44,455
Rocket Pharmaceuticals, Inc.*	6,677	118,917
Rubius Therapeutics, Inc.*	9,311	46,462
SAB Biotherapeutics, Inc.*(b)	4,503	22,335
Sage Therapeutics, Inc.*	6,103	221,966
Sana Biotechnology, Inc.*	19,560	126,358
Sangamo Therapeutics, Inc.*	15,089	88,271
Sarepta Therapeutics, Inc.*	9,021	691,099
Scholar Rock Holding Corp.*	3,638	63,301
Seagen, Inc.*	18,940	2,440,798
Selecta Biosciences, Inc.*	12,080	22,348
Sensei Biotherapeutics, Inc.*	3,168	11,436
Sera Prognostics, Inc., Class A*	3,032	16,252
Seres Therapeutics, Inc.*	9,513	76,104
Sesen Bio, Inc.*(b)	20,660	13,105
Shattuck Labs, Inc.*	4,376	21,880
Silverback Therapeutics, Inc.*	3,634	15,626

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Solid Biosciences, Inc.*	11,423	9,305
Spectrum Pharmaceuticals, Inc.*	16,979	11,546
Spero Therapeutics, Inc.*	3,349	32,150
SpringWorks Therapeutics, Inc.*	5,101	288,666
Stoke Therapeutics, Inc.*	3,812	74,334
Summit Therapeutics, Inc.*(b)	10,117	27,721
Surface Oncology, Inc.*	4,776	17,194
Sutro Biopharma, Inc.*	4,795	42,771
Syndax Pharmaceuticals, Inc.*	5,117	79,774
Syros Pharmaceuticals, Inc.*	6,417	8,278
Talaris Therapeutics, Inc.*	4,284	30,031
Taysha Gene Therapies, Inc.*(b)	3,982	25,365
TCR2 Therapeutics, Inc.*	3,959	10,729
Tenaya Therapeutics, Inc.*	4,275	49,846
Tonix Pharmaceuticals Holding Corp.*(b)	51,401	9,504
Travere Therapeutics, Inc.*	6,342	172,883
Turning Point Therapeutics, Inc.*	5,127	162,321
Twist Bioscience Corp.*	5,808	324,900
Ultragenyx Pharmaceutical, Inc.*	7,062	475,414
uniQure NV*	4,788	81,348
United Therapeutics Corp.*	4,663	774,991
UroGen Pharma Ltd.*(b)	2,322	13,932
Vanda Pharmaceuticals, Inc.*	5,772	65,570
Vaxcyte, Inc.*	5,467	126,670
Veracyte, Inc.*(b)	7,361	204,636
Verastem, Inc.*	18,871	22,645
Vertex Pharmaceuticals, Inc.*	26,337	6,058,037
Verve Therapeutics, Inc.*	4,991	162,956
Vir Biotechnology, Inc.*	13,559	341,551
Viracta Therapeutics, Inc.*(b)	3,861	10,541
Vor BioPharma, Inc.*	3,859	34,847
Werewolf Therapeutics, Inc.*(b)	2,857	20,456
Xencor, Inc.*	6,056	189,613
Xenon Pharmaceuticals, Inc.*	5,345	169,437
Y-mAbs Therapeutics, Inc.*	4,520	41,177
Zai Lab Ltd., ADR*	7,269	397,614
Zentalis Pharmaceuticals, Inc.*	4,695	234,234
		83,941,511
Health Care Equipment & Supplies - 0.8%
Bioventus, Inc., Class A*	6,157	80,041
Novocure Ltd.*	10,753	880,241
		960,282
Health Care Providers & Services - 0.7%
Castle Biosciences, Inc.*	2,621	113,463
Guardant Health, Inc.*(b)	10,530	697,823
PetIQ, Inc.*	3,020	59,917
		871,203
Life Sciences Tools & Services - 7.7%
23andMe Holding Co.*(b)	21,858	97,705
AbCellera Biologics, Inc.*	29,170	254,071
Absci Corp.*(b)	9,590	89,858
Adaptive Biotechnologies Corp.*	14,620	210,967
Alpha Teknova, Inc.*	2,903	49,351
Codex DNA, Inc.*(b)	3,034	30,947
Codexis, Inc.*	6,722	133,969
Compugen Ltd.*(b)	8,694	26,865
Harvard Bioscience, Inc.*	4,228	22,831
Illumina, Inc.*	16,192	5,288,307
Maravai LifeSciences Holdings, Inc., Class A*	13,620	532,133
MaxCyte, Inc.*	10,404	72,412
Medpace Holdings, Inc.*	3,723	569,507
NanoString Technologies, Inc.*	4,730	167,726
Nautilus Biotechnology, Inc.*(b)	12,862	51,448
Pacific Biosciences of California, Inc.*	22,853	272,408
Personalis, Inc.*	4,638	48,699
Quantum-Si, Inc.*(b)	12,165	50,606
Rapid Micro Biosystems, Inc., Class A*	3,566	24,926
Seer, Inc.*	5,905	90,465
Singular Genomics Systems, Inc.*	7,464	61,429
Syneos Health, Inc.*	10,742	850,766
		8,997,396
Pharmaceuticals - 11.8%
Aclaris Therapeutics, Inc.*	6,342	94,496
Aerie Pharmaceuticals, Inc.*	4,908	40,736
Amphastar Pharmaceuticals, Inc.*	4,954	137,275
Aquestive Therapeutics, Inc.*(b)	4,158	11,601
Arvinas, Inc.*	5,476	354,899
AstraZeneca plc, ADR	62,817	3,824,299
ATAI Life Sciences NV*(b)	16,605	95,313
Atea Pharmaceuticals, Inc.*	8,607	54,568
Athira Pharma, Inc.*(b)	3,867	35,422
Avadel Pharmaceuticals plc, ADR*(b)	6,060	48,844
Axsome Therapeutics, Inc.*(b)	3,903	109,713
BioDelivery Sciences International, Inc.*	10,232	57,095
Cara Therapeutics, Inc.*	5,537	57,419
Clearside Biomedical, Inc.*	6,179	9,855
Collegium Pharmaceutical, Inc.*	3,580	69,703
Cymabay Therapeutics, Inc.*	8,768	27,882
Edgewise Therapeutics, Inc.*(b)	5,104	60,176
Endo International plc*	24,205	75,277
Esperion Therapeutics, Inc.*	6,832	27,943
Evolus, Inc.*	5,755	52,658
EyePoint Pharmaceuticals, Inc.*	3,508	34,905
Fulcrum Therapeutics, Inc.*	4,200	46,200
Harmony Biosciences Holdings, Inc.*	6,056	241,998
Harrow Health, Inc.*(b)	2,787	21,488
HUTCHMED China Ltd., ADR*	5,972	162,737
Ikena Oncology, Inc.*(b)	3,717	22,711
Innoviva, Inc.*	7,200	138,312
Intra-Cellular Therapies, Inc.*	9,417	522,455
Jazz Pharmaceuticals plc*	6,368	875,091
KemPharm, Inc.*	3,659	21,698
Landos Biopharma, Inc.*	4,163	8,867
Marinus Pharmaceuticals, Inc.*(b)	3,810	29,794
Nektar Therapeutics*	19,117	195,758
NGM Biopharmaceuticals, Inc.*	8,049	119,608
NRX Pharmaceuticals, Inc.*(b)	6,087	18,200
Ocular Therapeutix, Inc.*	7,933	44,266
Omeros Corp.*(b)	6,478	46,642
Optinose, Inc.*	8,513	24,943
Pacira BioSciences, Inc.*	4,616	307,841
Paratek Pharmaceuticals, Inc.*	5,195	18,286
Phathom Pharmaceuticals, Inc.*(b)	3,255	59,013
Phibro Animal Health Corp., Class A	2,107	44,879
Pliant Therapeutics, Inc.*	3,733	33,485
Provention Bio, Inc.*(b)	6,564	41,156
Rain Therapeutics, Inc.*	1,937	11,583
Rani Therapeutics Holdings, Inc., Class A*	2,042	34,081
Reata Pharmaceuticals, Inc., Class A*	3,261	106,765
Redhill Biopharma Ltd., ADR*(b)	4,853	10,628

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Relmada Therapeutics, Inc.*	2,870	58,864
Revance Therapeutics, Inc.*	7,438	100,934
Royalty Pharma plc, Class A	44,495	1,746,874
Sanofi, ADR	27,527	1,443,791
SIGA Technologies, Inc.*	7,677	46,062
Supernus Pharmaceuticals, Inc.*	5,507	175,949
Terns Pharmaceuticals, Inc.*	2,618	8,692
TherapeuticsMD, Inc.*	44,016	10,529
Theravance Biopharma, Inc.*	7,634	76,874
Tricida, Inc.*(b)	5,710	45,452
Verrica Pharmaceuticals, Inc.*(b)	2,848	23,866
Viatris, Inc.	125,278	1,379,311
WaVe Life Sciences Ltd.*	6,090	14,951
Xeris Biopharma Holdings, Inc.*(b)	12,915	30,738
Zogenix, Inc.*	5,798	152,255
		13,803,706
TOTAL COMMON STOCKS (Cost $149,120,506)		108,574,098

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e) (Cost $11,641)	25,307	11,641

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $2,188,063)	2,188,063	2,188,063

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.4%

REPURCHASE AGREEMENTS(g) - 5.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,300,975
(Cost $6,300,968)	6,300,968	6,300,968

Total Investments - 99.8% (Cost $157,621,178)		117,074,770
Other assets less liabilities - 0.2%		264,385
Net Assets - 100.0%		117,339,155

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,132,771.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $3,087,614, collateralized in the form of cash with a value of $2,188,063 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,032,654 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 10, 2022 – August 15, 2051. The total value of collateral is $3,220,717.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $2,188,063.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
24,768,696	5/8/2023	Bank of America NA	0.23%	NASDAQ Biotechnology Index®	(8,233,497)
29,724,033	4/10/2023	Citibank NA	0.23%	NASDAQ Biotechnology Index®	(8,905,641)
27,026,571	3/7/2023	Goldman Sachs International	0.68%	NASDAQ Biotechnology Index®	(7,935,127)
4,020,217	11/7/2022	Morgan Stanley & Co. International plc	0.53%	NASDAQ Biotechnology Index®	(1,187,649)
26,730,849	3/7/2023	Societe Generale	0.43%	NASDAQ Biotechnology Index®	(7,172,881)
13,635,171	3/7/2023	UBS AG	0.08%	NASDAQ Biotechnology Index®	(8,493,287)
125,905,537					(41,928,082)
				Total Unrealized Depreciation	(41,928,082)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cloud Computing
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 88.9%

Communications Equipment - 6.3%
Arista Networks, Inc.*	890	109,230
Cisco Systems, Inc.	1,343	74,899
		184,129
Diversified Telecommunication Services - 2.6%
Lumen Technologies, Inc.	7,458	77,265

Health Care Technology - 0.8%
Tabula Rasa HealthCare, Inc.*	1,621	9,240
Veeva Systems, Inc., Class A*	65	14,888
		24,128
Interactive Media & Services - 3.7%
Alphabet, Inc., Class A*	40	108,046

Internet & Direct Marketing Retail - 6.3%
Alibaba Group Holding Ltd., ADR*	866	91,094
Amazon.com, Inc.*	31	95,209
		186,303
IT Services - 18.3%
Akamai Technologies, Inc.*	653	70,694
Cloudflare, Inc., Class A*	391	45,520
DigitalOcean Holdings, Inc.*	1,095	64,955
Fastly, Inc., Class A*	1,356	25,222
International Business Machines Corp.	472	57,825
Kingsoft Cloud Holdings Ltd., ADR*	6,391	43,075
MongoDB, Inc.*	184	70,286
Rackspace Technology, Inc.*	7,744	86,191
Shopify, Inc., Class A*	37	25,688
Snowflake, Inc., Class A*	54	14,346
Twilio, Inc., Class A*	192	33,561
		537,363
Software - 44.0%
Adobe, Inc.*	81	37,882
Anaplan, Inc.*	431	20,417
Appfolio, Inc., Class A*	153	17,310
Appian Corp.*	496	30,236
Asana, Inc., Class A*	177	9,698
Atlassian Corp. plc, Class A*	146	44,635
Avalara, Inc.*	131	13,612
Blackline, Inc.*	168	12,652
Box, Inc., Class A*	787	20,155
Citrix Systems, Inc.	916	93,890
Confluent, Inc., Class A*	708	30,295
Couchbase, Inc.*	558	11,757
Coupa Software, Inc.*	94	11,375
Crowdstrike Holdings, Inc., Class A*	85	16,593
Datadog, Inc., Class A*	104	16,755
DocuSign, Inc.*	75	8,882
Domo, Inc., Class B*	511	22,740
Dropbox, Inc., Class A*	748	16,972
Elastic NV*	119	10,311
Everbridge, Inc.*	163	6,442
HubSpot, Inc.*	68	35,700
Intuit, Inc.	28	13,282
Microsoft Corp.	334	99,796
MicroStrategy, Inc., Class A*	77	34,111
Mimecast Ltd.*	227	18,053
Open Text Corp.	389	16,922
Oracle Corp.	1,218	92,532
Palo Alto Networks, Inc.*	33	19,610
Paycom Software, Inc.*	42	14,247
Paylocity Holding Corp.*	73	15,508
Q2 Holdings, Inc.*	231	15,027
Qualys, Inc.*	142	17,794
RingCentral, Inc., Class A*	255	33,364
salesforce.com, Inc.*	193	40,632
SAP SE, ADR	287	32,310
ServiceNow, Inc.*	84	48,713
Smartsheet, Inc., Class A*	287	15,260
Splunk, Inc.*	457	53,972
Sprout Social, Inc., Class A*	165	10,743
VMware, Inc., Class A	946	110,985
Workday, Inc., Class A*	68	15,575
Workiva, Inc.*	396	41,699
Zendesk, Inc.*	180	21,001
Zoom Video Communications, Inc., Class A*	88	11,669
Zscaler, Inc.*	53	12,675
		1,293,789
Technology Hardware, Storage & Peripherals - 6.9%
Hewlett Packard Enterprise Co.	3,847	61,244
NetApp, Inc.	622	48,753
Pure Storage, Inc., Class A*	3,566	92,502
		202,499
TOTAL COMMON STOCKS (Cost $2,900,132)		2,613,522

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.1%

REPURCHASE AGREEMENTS(b) - 5.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $150,786
(Cost $150,786)	150,786	150,786

Total Investments - 94.0% (Cost $3,050,918)		2,764,308
Other assets less liabilities - 6.0%		177,681
Net Assets - 100.0%		2,941,989

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $411,433.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,248,833	11/7/2022	Bank of America NA	0.18%	ISE Cloud Computing Index	20,372
339,367	11/6/2023	BNP Paribas SA	0.53%	ISE Cloud Computing Index	(193,315)
329,753	3/7/2023	Goldman Sachs International	0.68%	ISE Cloud Computing Index	(251,192)
1,349,778	11/7/2022	UBS AG	0.63%	ISE Cloud Computing Index	(154,374)
3,267,731					(578,509)
				Total Unrealized Appreciation	20,372
				Total Unrealized Depreciation	(598,881)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cybersecurity

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 7.3%

First Trust NASDAQ Cybersecurity ETF
(Cost $244,592)	4,974	249,595

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 29.5%

REPURCHASE AGREEMENTS(a) - 29.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,006,365
(Cost $1,006,364)	1,006,364	1,006,364

Total Investments - 36.8% (Cost $1,250,956)		1,255,959
Other assets less liabilities - 63.2%		2,158,686
Net Assets - 100.0%		3,414,645

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,870,616	11/7/2022	Bank of America NA	0.33%	First Trust Nasdaq Cybersecurity ETF	212,936
878,306	11/6/2023	BNP Paribas SA	0.58%	First Trust Nasdaq Cybersecurity ETF	(225,230)
1,766,619	3/7/2023	Goldman Sachs International	0.68%	First Trust Nasdaq Cybersecurity ETF	(215,814)
1,060,638	11/7/2022	UBS AG	0.58%	First Trust Nasdaq Cybersecurity ETF	(222,903)
6,576,179					(451,011)
				Total Unrealized Appreciation	212,936
				Total Unrealized Depreciation	(663,947)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.6%

Electric Utilities - 0.4%
OGE Energy Corp.	25,799	968,752

Electrical Equipment - 0.7%
Plug Power, Inc.*(b)	66,854	1,690,738

Energy Equipment & Services - 6.4%
Baker Hughes Co.	112,652	3,309,716
Halliburton Co.	115,278	3,865,271
NOV, Inc.	50,395	864,274
Schlumberger NV	180,774	7,093,572
TechnipFMC plc*	54,551	373,675
		15,506,508
Oil, Gas & Consumable Fuels - 71.7%
APA Corp.	46,820	1,668,197
Cheniere Energy, Inc.	30,398	4,039,894
Chevron Corp.	248,443	35,775,792
ConocoPhillips	170,015	16,127,623
Continental Resources, Inc.	7,540	417,942
Coterra Energy, Inc.	104,827	2,445,614
Devon Energy Corp.	81,008	4,824,026
Diamondback Energy, Inc.	21,934	3,029,085
DT Midstream, Inc.	12,489	663,166
EOG Resources, Inc.	75,328	8,656,694
EQT Corp.	38,968	901,720
Equitrans Midstream Corp.	52,426	336,051
Exxon Mobil Corp.	545,632	42,788,461
Hess Corp.	35,516	3,589,247
HollyFrontier Corp.*	19,253	586,254
Kinder Morgan, Inc.	251,317	4,372,916
Marathon Oil Corp.	100,339	2,263,648
Marathon Petroleum Corp.	79,339	6,178,128
New Fortress Energy, Inc.(b)	5,321	146,806
Occidental Petroleum Corp.	114,354	5,000,700
ONEOK, Inc.	57,441	3,750,897
Ovintiv, Inc.	33,649	1,542,807
Phillips 66	56,471	4,757,117
Pioneer Natural Resources Co.	29,261	7,010,936
Targa Resources Corp.	29,485	1,927,435
Texas Pacific Land Corp.	795	945,040
Valero Energy Corp.	52,690	4,400,142
Williams Cos., Inc. (The)(b)	156,698	4,901,513
		173,047,851
Semiconductors & Semiconductor Equipment - 0.4%
First Solar, Inc.*	12,749	959,872

TOTAL COMMON STOCKS (Cost $150,048,306)		192,173,721

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $66,012)	66,012	66,012

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENTS(e) - 1.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,006,399
(Cost $4,006,396)	4,006,396	4,006,396

Total Investments - 81.3% (Cost $154,120,714)		196,246,129
Other assets less liabilities - 18.7%		45,197,483
Net Assets - 100.0%		241,443,612

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,168,316.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $773,402, collateralized in the form of cash with a value of $66,012 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $652,947 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $718,959. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $66,012.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
40,566,399	5/8/2023	Bank of America NA	0.38%	Dow Jones U.S. Oil & GasSM Index	7,576,388
39,332,645	11/6/2023	Citibank NA	0.38%	Dow Jones U.S. Oil & GasSM Index	10,962,885
38,607,318	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Oil & GasSM Index	1,437,996
10,900,890	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Oil & GasSM Index	5,224,845
38,669,122	3/7/2023	Societe Generale	0.63%	Dow Jones U.S. Oil & GasSM Index	5,192,346
121,876,449	3/7/2023	UBS AG	0.08%	Dow Jones U.S. Oil & GasSM Index	12,346,758
289,952,823					42,741,218
				Total Unrealized Appreciation	42,741,218

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.5%

Automobiles - 4.2%
Lucid Group, Inc.*(b)	546,666	15,842,381
Tesla, Inc.*	200,984	174,942,503
		190,784,884
Beverages - 2.4%
Keurig Dr Pepper, Inc.	470,819	18,206,571
Monster Beverage Corp.*	175,707	14,829,671
PepsiCo, Inc.	459,075	75,168,940
		108,205,182
Biotechnology - 3.2%
Amgen, Inc.	187,029	42,358,328
Biogen, Inc.*	48,779	10,292,857
Gilead Sciences, Inc.	416,513	25,157,385
Moderna, Inc.*	134,630	20,679,168
Regeneron Pharmaceuticals, Inc.*	35,095	21,701,344
Seagen, Inc.*	60,722	7,825,244
Vertex Pharmaceuticals, Inc.*	84,421	19,418,519
		147,432,845
Commercial Services & Supplies - 0.5%
Cintas Corp.	34,339	12,888,114
Copart, Inc.*	78,755	9,677,414
		22,565,528
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,400,428	78,101,869

Electric Utilities - 1.0%
American Electric Power Co., Inc.	167,232	15,159,581
Constellation Energy Corp.	108,281	4,978,745
Exelon Corp.	324,842	13,825,275
Xcel Energy, Inc.	178,860	12,042,644
		46,006,245
Entertainment - 2.2%
Activision Blizzard, Inc.	258,630	21,078,345
Electronic Arts, Inc.	93,906	12,216,231
NetEase, Inc., ADR	94,087	8,970,255
Netflix, Inc.*	147,081	58,026,396
		100,291,227
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	146,713	76,180,725
Walgreens Boots Alliance, Inc.	287,420	13,247,188
		89,427,913
Food Products - 1.0%
Kraft Heinz Co. (The)	406,429	15,940,145
Mondelez International, Inc., Class A	463,227	30,332,104
		46,272,249
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc.*	26,180	13,390,023
Dexcom, Inc.*	32,188	13,322,935
IDEXX Laboratories, Inc.*	28,159	14,990,444
Intuitive Surgical, Inc.*	118,617	34,438,073
		76,141,475
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A*	115,294	17,465,888
Booking Holdings, Inc.*	13,644	29,638,179
Marriott International, Inc., Class A*	108,140	18,398,940
Starbucks Corp.	389,552	35,756,978
		101,259,985
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	228,581	43,373,245

Interactive Media & Services - 11.0%
Alphabet, Inc., Class A*	60,198	162,603,225
Alphabet, Inc., Class C*	63,595	171,567,863
Baidu, Inc., ADR*	80,595	12,285,902
Match Group, Inc.*	94,000	10,480,060
Meta Platforms, Inc., Class A*	709,272	149,677,670
		506,614,720
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc.*	101,499	311,729,819
eBay, Inc.	207,860	11,347,077
JD.com, Inc., ADR*	246,240	17,638,171
MercadoLibre, Inc.*	16,749	18,870,261
Pinduoduo, Inc., ADR*	138,042	7,158,858
		366,744,186
IT Services - 3.0%
Automatic Data Processing, Inc.	139,922	28,605,654
Cognizant Technology Solutions Corp., Class A	174,418	15,022,622
Fiserv, Inc.*	219,101	21,399,595
Okta, Inc.*	49,024	8,963,548
Paychex, Inc.	119,727	14,254,697
PayPal Holdings, Inc.*	390,137	43,668,034
VeriSign, Inc.*	36,885	7,883,062
		139,797,212
Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	51,903	16,951,520

Machinery - 0.2%
PACCAR, Inc.	115,160	10,572,840

Media - 2.5%
Charter Communications, Inc., Class A*	59,533	35,825,769
Comcast Corp., Class A	1,513,465	70,769,623
Sirius XM Holdings, Inc.(b)	1,327,997	8,180,462
		114,775,854
Multiline Retail - 0.2%
Dollar Tree, Inc.*	74,692	10,612,239

Pharmaceuticals - 0.3%
AstraZeneca plc, ADR	194,899	11,865,451

Professional Services - 0.2%
Verisk Analytics, Inc.	53,509	9,489,286

Road & Rail - 0.8%
CSX Corp.	736,478	24,973,969
Old Dominion Freight Line, Inc.	38,192	11,993,434
		36,967,403
Semiconductors & Semiconductor Equipment - 15.6%
Advanced Micro Devices, Inc.*	542,636	66,928,724
Analog Devices, Inc.	178,313	28,581,791
Applied Materials, Inc.	299,579	40,203,502
ASML Holding NV, NYRS	26,922	17,943,782
Broadcom, Inc.	136,670	80,285,425
Intel Corp.	1,350,419	64,414,986
KLA Corp.	50,317	17,535,475
Lam Research Corp.	46,661	26,193,152
Marvell Technology, Inc.	273,480	18,686,888

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Microchip Technology, Inc.	184,241	12,957,670
Micron Technology, Inc.	371,435	33,005,714
NVIDIA Corp.	704,152	171,707,465
NXP Semiconductors NV	88,297	16,787,026
QUALCOMM, Inc.	371,647	63,919,568
Skyworks Solutions, Inc.	54,884	7,583,322
Texas Instruments, Inc.	306,658	52,128,793
		718,863,283
Software - 16.4%
Adobe, Inc.*	157,983	73,885,489
ANSYS, Inc.*	28,974	9,393,081
Atlassian Corp. plc, Class A*	46,629	14,255,418
Autodesk, Inc.*	72,982	16,072,826
Cadence Design Systems, Inc.*	92,023	13,935,043
Crowdstrike Holdings, Inc., Class A*	68,345	13,341,627
Datadog, Inc., Class A*	85,400	13,758,794
DocuSign, Inc.*	65,284	7,731,584
Fortinet, Inc.*	54,289	18,703,646
Intuit, Inc.	94,029	44,604,537
Microsoft Corp.	1,502,650	448,976,794
Palo Alto Networks, Inc.*	32,760	19,467,630
Splunk, Inc.*(b)	53,635	6,334,293
Synopsys, Inc.*	50,643	15,820,367
Workday, Inc., Class A*	64,082	14,677,982
Zoom Video Communications, Inc., Class A*	80,430	10,665,018
Zscaler, Inc.*(b)	46,497	11,119,758
		752,743,887
Specialty Retail - 0.6%
O'Reilly Automotive, Inc.*	22,374	14,526,096
Ross Stores, Inc.	117,993	10,783,380
		25,309,476
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	3,283,564	542,182,088

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*(b)	41,293	13,211,282

Trading Companies & Distributors - 0.2%
Fastenal Co.	190,979	9,827,779

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.*	414,741	51,100,239

TOTAL COMMON STOCKS (Cost $4,594,772,919)		4,387,491,392

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $18,710,177)	18,710,177	18,710,177

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.2%

REPURCHASE AGREEMENTS(d) - 9.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $451,921,669
(Cost $451,921,227)	451,921,227	451,921,227

U.S. TREASURY OBLIGATIONS - 10.4%
U.S. Treasury Bills
0.02%, 3/17/2022(e)	75,000,000	74,999,292
0.07%, 7/14/2022(e)	400,000,000	399,214,376
TOTAL U.S. TREASURY OBLIGATIONS (Cost $474,902,000)		474,213,668

TOTAL SHORT-TERM INVESTMENTS (Cost $926,823,227)		926,134,895
Total Investments - 116.1% (Cost $5,540,306,323)		5,332,336,464
Liabilities in excess of other assets - (16.1%)		(739,142,839)
Net Assets - 100.0%		4,593,193,625

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,017,965,077.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $31,834,933, collateralized in the form of cash with a value of $18,710,177 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $12,718,170 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $31,428,347. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $18,710,177.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2022.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	2,323	3/18/2022	USD	$661,032,880	$(14,947,029)

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
305,073,555	11/6/2023	Bank of America NA	0.68%	NASDAQ-100 Index®	(29,345,533)
352,556,651	5/8/2023	BNP Paribas SA	0.73%	NASDAQ-100 Index®	(142,868,303)
248,108,077	4/10/2023	Citibank NA	0.74%	NASDAQ-100 Index®	(98,501,879)
556,513,280	4/10/2023	Credit Suisse International	0.68%	NASDAQ-100 Index®	(81,987,629)
261,572,964	3/7/2023	Goldman Sachs International	0.48%	PowerShares QQQ TrustSM, Series 1	(83,763,535)
797,958,062	3/7/2023	Goldman Sachs International	0.68%	NASDAQ-100 Index®	(91,978,860)
313,801,332	5/8/2023	J.P. Morgan Securities	0.48%	NASDAQ-100 Index®	(56,970,073)
107,913,365	11/7/2022	Morgan Stanley & Co. International plc	0.63%	PowerShares QQQ TrustSM, Series 1	56,660,457
288,999,067	11/7/2022	Morgan Stanley & Co. International plc	0.63%	NASDAQ-100 Index®	(2,507,049)
561,695,842	3/7/2023	Societe Generale	0.93%	NASDAQ-100 Index®	(110,984,092)
343,643,782	3/7/2023	UBS AG	0.88%	NASDAQ-100 Index®	(85,125,284)
4,137,835,977					(727,371,780)
				Total Unrealized Appreciation	56,660,457
				Total Unrealized Depreciation	(784,032,237)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Real Estate
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.0%

Equity Real Estate Investment Trusts (REITs) - 84.8%
Alexandria Real Estate Equities, Inc.	10,290	1,948,926
American Campus Communities, Inc.	10,147	546,010
American Homes 4 Rent, Class A	20,708	787,111
American Tower Corp.	33,226	7,537,983
Americold Realty Trust(b)	19,478	520,452
Apartment Income REIT Corp.	11,457	591,296
AvalonBay Communities, Inc.	10,194	2,432,186
Boston Properties, Inc.	10,371	1,268,477
Brixmor Property Group, Inc.	21,683	544,677
Camden Property Trust	7,456	1,231,060
Corporate Office Properties Trust	8,192	214,712
Cousins Properties, Inc.(b)	10,855	419,329
Crown Castle International Corp.	31,519	5,250,750
CubeSmart	15,813	762,345
CyrusOne, Inc.	9,255	836,189
Digital Realty Trust, Inc.	20,700	2,792,844
Douglas Emmett, Inc.	12,807	405,982
Duke Realty Corp.	27,778	1,472,234
EastGroup Properties, Inc.	2,970	566,557
Equinix, Inc.	6,567	4,660,797
Equity Commonwealth*	8,818	234,294
Equity LifeStyle Properties, Inc.	12,471	930,586
Equity Residential	24,931	2,126,614
Essex Property Trust, Inc.	4,747	1,505,606
Extra Space Storage, Inc.	9,767	1,837,661
Federal Realty Investment Trust	5,105	600,246
First Industrial Realty Trust, Inc.	9,499	546,952
Gaming and Leisure Properties, Inc.	16,517	750,037
Healthcare Realty Trust, Inc.	10,774	280,986
Healthcare Trust of America, Inc., Class A	16,107	473,385
Healthpeak Properties, Inc.	39,355	1,222,366
Highwoods Properties, Inc.	7,620	332,232
Host Hotels & Resorts, Inc.*	52,082	951,538
Hudson Pacific Properties, Inc.	11,126	293,726
Invitation Homes, Inc.	43,532	1,645,510
Iron Mountain, Inc.	21,125	1,038,927
JBG SMITH Properties	8,337	222,431
Kilroy Realty Corp.	7,646	547,606
Kimco Realty Corp.	44,973	1,058,215
Lamar Advertising Co., Class A	6,328	690,132
Life Storage, Inc.	5,988	758,021
LXP Industrial Trust(b)	20,628	318,909
Medical Properties Trust, Inc.	43,474	884,261
Mid-America Apartment Communities, Inc.	8,396	1,717,906
National Health Investors, Inc.	3,347	178,429
National Retail Properties, Inc.	12,809	545,791
National Storage Affiliates Trust	5,975	348,163
Omega Healthcare Investors, Inc.	17,434	491,116
Orion Office REIT, Inc.*	3,950	67,268
Physicians Realty Trust	16,070	261,298
PotlatchDeltic Corp.	4,910	269,559
Prologis, Inc.	53,943	7,867,587
PS Business Parks, Inc.	1,463	233,041
Public Storage	11,128	3,950,663
Rayonier, Inc.	10,441	414,508
Realty Income Corp.	41,251	2,726,279
Regency Centers Corp.	11,239	740,538
Rexford Industrial Realty, Inc.	11,039	774,165
Sabra Health Care REIT, Inc.	16,686	224,093
SBA Communications Corp.	7,939	2,408,613
Simon Property Group, Inc.	23,968	3,297,038
SL Green Realty Corp.	4,862	386,626
Spirit Realty Capital, Inc.	8,997	417,191
STAG Industrial, Inc.	12,751	496,779
STORE Capital Corp.	17,906	550,072
Sun Communities, Inc.	8,465	1,532,165
UDR, Inc.	21,230	1,164,890
Ventas, Inc.	29,117	1,572,318
VICI Properties, Inc.	45,884	1,282,917
Vornado Realty Trust	11,604	502,221
Welltower, Inc.	31,744	2,643,958
Weyerhaeuser Co.	54,653	2,124,909
WP Carey, Inc.	13,587	1,051,634
		94,281,893
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp.	38,289	494,311
Annaly Capital Management, Inc.	105,773	736,180
Blackstone Mortgage Trust, Inc., Class A	12,186	387,271
New Residential Investment Corp.	34,036	353,294
Starwood Property Trust, Inc.	22,214	529,582
		2,500,638
Professional Services - 1.6%
CoStar Group, Inc.*	28,786	1,756,234

Real Estate Management & Development - 4.4%
CBRE Group, Inc., Class A*	24,430	2,366,046
Compass, Inc., Class A*(b)	2,078	15,814
Howard Hughes Corp. (The)*	3,018	288,460
Jones Lang LaSalle, Inc.*	3,679	905,843
Opendoor Technologies, Inc.*	28,069	234,376
Redfin Corp.*	7,688	166,291
Zillow Group, Inc., Class A*	2,684	153,713
Zillow Group, Inc., Class C*(b)	12,427	714,801
		4,845,344
TOTAL COMMON STOCKS (Cost $109,305,900)		103,384,109

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $14,648)	14,648	14,648

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 9.0%

REPURCHASE AGREEMENTS(e) - 9.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $10,031,411

Ultra Real Estate
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

(Cost $10,031,400)	10,031,400	10,031,400

Total Investments - 102.0% (Cost $119,351,948)		113,430,157
Liabilities in excess of other assets - (2.0%)		(2,242,822)
Net Assets - 100.0%		111,187,335

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,172,022.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $887,446, collateralized in the form of cash with a value of $14,648 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $896,449 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $911,097.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $14,648.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
14,578,741	5/8/2023	Bank of America NA	1.03%	Dow Jones U.S. Real EstateSM Index	(1,254,777)
11,096,557	5/8/2023	BNP Paribas SA	0.68%	Dow Jones U.S. Real EstateSM Index	(2,323,999)
23,608,607	11/7/2022	Citibank NA	0.78%	Dow Jones U.S. Real EstateSM Index	227,747
26,728,882	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Real EstateSM Index	(2,504,570)
202,780	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Real EstateSM Index	42,962
33,458,325	3/7/2023	Societe Generale	0.78%	Dow Jones U.S. Real EstateSM Index	(2,698,815)
9,051,692	3/7/2023	UBS AG	0.43%	Dow Jones U.S. Real EstateSM Index	(928,848)
118,725,584					(9,440,300)
				Total Unrealized Appreciation	270,709
				Total Unrealized Depreciation	(9,711,009)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.3%

Aerospace & Defense - 0.6%
AAR Corp.*	2,311	103,856
Aerojet Rocketdyne Holdings, Inc.	5,092	197,315
AeroVironment, Inc.*	1,526	108,422
AerSale Corp.*	640	10,022
Astronics Corp.*	1,691	24,875
Byrna Technologies, Inc.*(b)	1,251	12,523
Cadre Holdings, Inc.(b)	440	9,689
Ducommun, Inc.*	746	37,680
Kaman Corp.	1,882	81,698
Kratos Defense & Security Solutions, Inc.*	8,338	174,431
Maxar Technologies, Inc.	4,930	159,929
Moog, Inc., Class A	1,971	163,810
National Presto Industries, Inc.	357	28,382
Park Aerospace Corp.	1,324	18,364
Parsons Corp.*(b)	1,788	61,972
Triumph Group, Inc.*	4,327	108,348
Vectrus, Inc.*	775	35,526
		1,336,842
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,010	126,355
Atlas Air Worldwide Holdings, Inc.*	1,960	153,586
Forward Air Corp.	1,824	188,201
Hub Group, Inc., Class A*	2,248	189,731
Radiant Logistics, Inc.*	2,667	18,402
		676,275
Airlines - 0.3%
Allegiant Travel Co.*	1,040	181,054
Frontier Group Holdings, Inc.*	2,363	30,435
Hawaiian Holdings, Inc.*	3,435	65,883
Mesa Air Group, Inc.*	2,329	10,131
SkyWest, Inc.*	3,386	95,181
Spirit Airlines, Inc.*(b)	6,675	167,409
Sun Country Airlines Holdings, Inc.*	2,189	59,212
		609,305
Auto Components - 1.1%
Adient plc*	6,429	287,698
American Axle & Manufacturing Holdings, Inc.*	7,665	70,978
Cooper-Standard Holdings, Inc.*	1,146	14,577
Dana, Inc.	9,877	183,910
Dorman Products, Inc.*	1,796	167,782
Fox Factory Holding Corp.*	2,870	338,717
Gentherm, Inc.*	2,260	191,739
Goodyear Tire & Rubber Co. (The)*	18,783	290,949
LCI Industries	1,681	209,318
Modine Manufacturing Co.*	3,394	34,280
Motorcar Parts of America, Inc.*	1,276	20,607
Patrick Industries, Inc.	1,541	109,935
Standard Motor Products, Inc.	1,423	62,199
Stoneridge, Inc.*	1,767	29,173
Tenneco, Inc., Class A*	4,623	89,132
Visteon Corp.*	1,889	227,001
XL Fleet Corp.*(b)	2,372	4,625
XPEL, Inc.*(c)	1,225	88,935
		2,421,555
Automobiles - 0.2%
Arcimoto, Inc.*(b)	1,944	11,431
Canoo, Inc.*(b)	7,234	41,523
Fisker, Inc.*(b)	11,099	135,408
Lordstown Motors Corp.*(b)	10,554	27,124
Winnebago Industries, Inc.(b)	2,199	140,890
Workhorse Group, Inc.*(b)	8,203	25,675
		382,051
Banks - 8.2%
1st Source Corp.	1,154	55,727
Allegiance Bancshares, Inc.	1,296	55,534
Amalgamated Financial Corp.	927	15,917
Amerant Bancorp, Inc.	1,832	59,448
American National Bankshares, Inc.	703	27,136
Ameris Bancorp	4,520	223,740
Arrow Financial Corp.	935	32,117
Associated Banc-Corp.	10,101	246,363
Atlantic Capital Bancshares, Inc.*	1,335	43,174
Atlantic Union Bankshares Corp.	5,126	208,269
Banc of California, Inc.	3,721	73,118
BancFirst Corp.	1,164	90,943
Bancorp, Inc. (The)*	3,560	104,308
Bank First Corp.(b)	449	31,623
Bank of Marin Bancorp	1,049	37,051
Bank of NT Butterfield & Son Ltd. (The)	3,407	130,829
BankUnited, Inc.	6,050	267,410
Banner Corp.	2,325	143,243
Bar Harbor Bankshares	1,007	28,951
Berkshire Hills Bancorp, Inc.	3,321	103,283
Blue Ridge Bankshares, Inc.	1,180	18,939
Brookline Bancorp, Inc.	5,218	89,437
Business First Bancshares, Inc.	1,301	34,073
Byline Bancorp, Inc.	1,689	46,059
Cadence Bank	12,781	404,135
Cambridge Bancorp	456	40,196
Camden National Corp.	1,006	47,835
Capital Bancorp, Inc.	525	13,025
Capital City Bank Group, Inc.	921	25,852
Capstar Financial Holdings, Inc.	1,390	29,746
Carter Bankshares, Inc.*	1,754	29,222
Cathay General Bancorp	5,033	236,702
CBTX, Inc.	1,249	37,545
Central Pacific Financial Corp.	1,855	54,147
Citizens & Northern Corp.	1,035	25,637
City Holding Co.	1,010	80,467
Civista Bancshares, Inc.	1,007	24,561
CNB Financial Corp.	1,089	28,477
Coastal Financial Corp.*	640	30,464
Columbia Banking System, Inc.	5,322	194,945
Community Bank System, Inc.	3,632	264,918
Community Trust Bancorp, Inc.	1,059	44,775
ConnectOne Bancorp, Inc.	2,530	83,490
CrossFirst Bankshares, Inc.*	3,168	49,833
Customers Bancorp, Inc.*	2,032	125,070
CVB Financial Corp.	8,785	207,150
Dime Community Bancshares, Inc.	2,355	80,046
Eagle Bancorp, Inc.	2,150	128,828
Eastern Bankshares, Inc.	11,675	255,216
Enterprise Bancorp, Inc.	627	25,262
Enterprise Financial Services Corp.	2,408	119,052
Equity Bancshares, Inc., Class A	926	29,123
Farmers National Banc Corp.	2,103	36,235
FB Financial Corp.	2,267	100,745

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Fidelity D&D Bancorp, Inc.(b)	284	14,015
Financial Institutions, Inc.	1,068	34,112
First Bancorp, Inc. (The)	699	20,830
First Bancorp/NC	2,333	104,705
First Bancorp/PR	13,789	194,701
First Bancshares, Inc. (The)	1,375	48,551
First Bank	1,064	15,502
First Busey Corp.	3,419	93,852
First Commonwealth Financial Corp.	6,400	103,360
First Community Bankshares, Inc.	1,132	33,202
First Financial Bancorp	6,304	154,952
First Financial Bankshares, Inc.(b)	8,829	423,086
First Financial Corp.	776	36,092
First Foundation, Inc.	2,697	71,929
First Internet Bancorp	628	30,697
First Interstate BancSystem, Inc., Class A	5,972	242,463
First Merchants Corp.	3,879	169,667
First Mid Bancshares, Inc.	1,132	45,359
First of Long Island Corp. (The)	1,558	33,918
Five Star Bancorp	849	25,818
Flushing Financial Corp.	2,005	47,097
Fulton Financial Corp.	10,807	194,742
German American Bancorp, Inc.	1,676	66,671
Glacier Bancorp, Inc.	7,486	414,724
Great Southern Bancorp, Inc.	696	42,748
Guaranty Bancshares, Inc.	534	18,674
Hancock Whitney Corp.	5,879	327,343
Hanmi Financial Corp.	2,074	54,173
HarborOne Bancorp, Inc.	3,255	48,141
HBT Financial, Inc.	691	13,226
Heartland Financial USA, Inc.	2,735	135,711
Heritage Commerce Corp.	3,974	47,251
Heritage Financial Corp.	2,360	61,879
Hilltop Holdings, Inc.	4,208	130,111
Home BancShares, Inc.	10,364	242,621
HomeStreet, Inc.	1,352	69,574
HomeTrust Bancshares, Inc.	1,015	30,531
Hope Bancorp, Inc.	7,869	133,458
Horizon Bancorp, Inc.	2,912	58,473
Independent Bank Corp.	3,107	267,233
Independent Bank Corp./MI	1,384	32,939
Independent Bank Group, Inc.	3,393	261,770
International Bancshares Corp.	3,656	157,245
Investors Bancorp, Inc.	15,555	260,391
Lakeland Bancorp, Inc.	4,172	75,263
Lakeland Financial Corp.(b)	1,660	133,149
Live Oak Bancshares, Inc.(b)	2,164	138,388
Macatawa Bank Corp.	1,783	16,368
Mercantile Bank Corp.	1,040	38,345
Meta Financial Group, Inc.	2,135	118,258
Metrocity Bankshares, Inc.	1,290	31,360
Metropolitan Bank Holding Corp.*	673	68,814
Mid Penn Bancorp, Inc.	962	26,926
Midland States Bancorp, Inc.	1,446	42,455
MidWestOne Financial Group, Inc.	968	29,224
MVB Financial Corp.	695	26,771
National Bank Holdings Corp., Class A	1,975	87,650
NBT Bancorp, Inc.	2,866	109,968
Nicolet Bankshares, Inc.*	851	81,066
Northrim Bancorp, Inc.	413	18,498
Northwest Bancshares, Inc.	8,320	117,146
OceanFirst Financial Corp.	3,958	88,580
OFG Bancorp	3,334	93,952
Old National Bancorp	20,024	366,039
Old Second Bancorp, Inc.	1,888	26,866
Origin Bancorp, Inc.	1,507	69,593
Orrstown Financial Services, Inc.	745	18,193
Pacific Premier Bancorp, Inc.	6,370	246,583
Park National Corp.	982	131,647
Peapack-Gladstone Financial Corp.	1,224	46,169
Peoples Bancorp, Inc.	1,725	53,958
Peoples Financial Services Corp.	476	22,748
Preferred Bank	935	73,379
Premier Financial Corp.	2,514	77,104
Primis Financial Corp.	1,638	23,423
QCR Holdings, Inc.	1,026	57,312
RBB Bancorp	951	22,938
Red River Bancshares, Inc.	303	15,514
Renasant Corp.	3,720	135,817
Republic Bancorp, Inc., Class A	629	28,859
Republic First Bancorp, Inc.*	3,037	15,762
S&T Bancorp, Inc.	2,636	81,953
Sandy Spring Bancorp, Inc.	3,041	143,201
Seacoast Banking Corp. of Florida	3,543	129,851
ServisFirst Bancshares, Inc.	3,390	296,218
Sierra Bancorp	948	25,444
Silvergate Capital Corp., Class A*	1,870	239,510
Simmons First National Corp., Class A	7,736	220,631
SmartFinancial, Inc.	933	24,342
South Plains Financial, Inc.	704	19,480
Southern First Bancshares, Inc.*	515	29,386
Southside Bancshares, Inc.	2,122	88,466
SouthState Corp.	4,751	427,590
Spirit of Texas Bancshares, Inc.	862	24,593
Stock Yards Bancorp, Inc.	1,640	87,691
Summit Financial Group, Inc.	782	21,325
Texas Capital Bancshares, Inc.*	3,447	229,570
Third Coast Bancshares, Inc.*	240	5,585
Tompkins Financial Corp.	957	75,699
Towne Bank	4,564	142,306
TriCo Bancshares	1,875	81,375
TriState Capital Holdings, Inc.*	1,970	65,404
Triumph Bancorp, Inc.*	1,596	160,111
Trustmark Corp.	4,224	133,014
UMB Financial Corp.	2,977	303,237
United Bankshares, Inc.	8,964	328,262
United Community Banks, Inc.	7,120	275,259
Univest Financial Corp.	1,968	57,033
Valley National Bancorp	27,228	380,375
Veritex Holdings, Inc.	3,237	131,519
Washington Trust Bancorp, Inc.	1,163	63,116
WesBanco, Inc.	4,170	152,372
West Bancorp, Inc.	1,089	31,472
Westamerica Bancorp	1,771	105,056
		17,387,459
Beverages - 0.4%
Celsius Holdings, Inc.*	3,665	234,157
Coca-Cola Consolidated, Inc.	320	159,018
Duckhorn Portfolio, Inc. (The)*	2,439	47,853
MGP Ingredients, Inc.	961	76,505
National Beverage Corp.	1,599	70,372
Primo Water Corp.	10,683	155,331
Zevia PBC, Class A*(b)	693	4,331
		747,567

Ultra Russell2000
Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Biotechnology - 6.2%
2seventy bio, Inc.*	1,530	22,705
4D Molecular Therapeutics, Inc.*	1,899	26,016
89bio, Inc.*	676	3,130
ACADIA Pharmaceuticals, Inc.*	8,136	206,736
Acumen Pharmaceuticals, Inc.*	685	4,014
Adagio Therapeutics, Inc.*(b)	1,436	9,607
Adicet Bio, Inc.*	1,423	18,613
Adverum Biotechnologies, Inc.*	5,907	7,915
Aeglea BioTherapeutics, Inc.*	2,747	7,609
Aerovate Therapeutics, Inc.*(b)	683	6,680
Affimed NV*	7,889	34,790
Agenus, Inc.*	14,899	40,227
Agios Pharmaceuticals, Inc.*	3,692	114,932
Akebia Therapeutics, Inc.*	11,860	25,618
Akero Therapeutics, Inc.*(b)	1,751	31,045
Akouos, Inc.*(b)	1,629	8,699
Alaunos Therapeutics, Inc.*(b)	14,244	14,043
Albireo Pharma, Inc.*	1,151	38,374
Aldeyra Therapeutics, Inc.*	3,302	13,340
Alector, Inc.*	3,969	62,869
Aligos Therapeutics, Inc.*(b)	1,436	3,475
Alkermes plc*	10,899	270,949
Allakos, Inc.*	2,413	13,489
Allogene Therapeutics, Inc.*	4,620	42,273
Allovir, Inc.*	2,002	18,018
Alpine Immune Sciences, Inc.*(b)	778	6,411
Altimmune, Inc.*	4,169	30,892
ALX Oncology Holdings, Inc.*	1,204	21,816
Amicus Therapeutics, Inc.*	17,871	145,470
AnaptysBio, Inc.*(b)	1,309	40,016
Anavex Life Sciences Corp.*(b)	4,558	49,956
Anika Therapeutics, Inc.*	985	32,013
Annexon, Inc.*	2,120	10,293
Apellis Pharmaceuticals, Inc.*	4,859	206,653
Applied Molecular Transport, Inc.*	1,696	11,143
Applied Therapeutics, Inc.*	1,205	2,265
AquaBounty Technologies, Inc.*	3,563	5,665
Arbutus Biopharma Corp.*(b)	5,462	17,478
Arcturus Therapeutics Holdings, Inc.*	1,434	34,373
Arcus Biosciences, Inc.*	3,047	113,348
Arcutis Biotherapeutics, Inc.*	1,879	33,446
Ardelyx, Inc.*	6,569	5,058
Arena Pharmaceuticals, Inc.*	4,199	398,779
Arrowhead Pharmaceuticals, Inc.*	6,891	303,204
Atara Biotherapeutics, Inc.*	5,909	75,931
Athenex, Inc.*	5,882	4,733
Athersys, Inc.*(b)	13,916	12,484
Atossa Therapeutics, Inc.*(b)	7,955	9,705
Atreca, Inc., Class A*	1,762	3,172
Aura Biosciences, Inc.*	362	6,480
Avalo Therapeutics, Inc.*	4,233	3,091
Avid Bioservices, Inc.*	4,106	84,091
Avidity Biosciences, Inc.*	2,563	43,468
Avita Medical, Inc.*	1,650	15,180
Avrobio, Inc.*	2,578	3,738
Beam Therapeutics, Inc.*	3,473	272,110
Beyondspring, Inc.*(b)	1,524	3,673
BioAtla, Inc.*	1,056	6,843
BioCryst Pharmaceuticals, Inc.*	12,236	203,240
Biohaven Pharmaceutical Holding Co. Ltd.*	3,786	449,436
Biomea Fusion, Inc.*	1,473	9,442
Bioxcel Therapeutics, Inc.*	1,171	21,441
Black Diamond Therapeutics, Inc.*	1,545	4,851
Bluebird Bio, Inc.*	4,601	27,790
Blueprint Medicines Corp.*(b)	3,979	240,928
Bolt Biotherapeutics, Inc.*(b)	1,558	5,437
Bridgebio Pharma, Inc.*(b)	7,225	56,355
Brooklyn ImmunoTherapeutics, Inc.*(b)	2,016	4,556
C4 Therapeutics, Inc.*	2,624	58,856
Cardiff Oncology, Inc.*	2,588	6,962
CareDx, Inc.*	3,436	131,874
Caribou Biosciences, Inc.*	1,376	13,732
Catalyst Pharmaceuticals, Inc.*	6,592	51,418
Celcuity, Inc.*	661	6,676
Celldex Therapeutics, Inc.*	3,124	93,408
CEL-SCI Corp.*(b)	2,438	14,092
Century Therapeutics, Inc.*(b)	801	11,294
Cerevel Therapeutics Holdings, Inc.*(b)	2,766	73,216
ChemoCentryx, Inc.*	3,668	111,287
Chimerix, Inc.*	4,956	27,952
Chinook Therapeutics, Inc.*	2,656	33,891
Clene, Inc.*(b)	1,393	4,304
Clovis Oncology, Inc.*(b)	7,667	15,794
Codiak Biosciences, Inc.*	1,080	5,098
Cogent Biosciences, Inc.*(b)	2,525	14,973
Coherus Biosciences, Inc.*	4,419	52,100
Cortexyme, Inc.*(b)	1,357	5,903
Crinetics Pharmaceuticals, Inc.*	3,132	62,703
Cue Biopharma, Inc.*	2,088	12,110
Cullinan Oncology, Inc.*	1,753	25,138
Curis, Inc.*	5,886	19,718
Cyteir Therapeutics, Inc.*(b)	568	3,294
Cytokinetics, Inc.*	5,395	190,551
CytomX Therapeutics, Inc.*	4,407	16,879
Day One Biopharmaceuticals, Inc.*(b)	755	10,313
Deciphera Pharmaceuticals, Inc.*	2,677	20,640
Denali Therapeutics, Inc.*	6,185	201,384
DermTech, Inc.*	1,645	21,040
Design Therapeutics, Inc.*	1,810	24,562
Dynavax Technologies Corp.*	7,320	89,743
Dyne Therapeutics, Inc.*(b)	2,041	17,491
Eagle Pharmaceuticals, Inc.*	773	36,632
Editas Medicine, Inc.*	4,646	79,540
Eiger BioPharmaceuticals, Inc.*	2,177	8,708
Eliem Therapeutics, Inc.*	479	4,316
Emergent BioSolutions, Inc.*	3,329	137,754
Enanta Pharmaceuticals, Inc.*	1,310	92,250
Entrada Therapeutics, Inc.*(b)	617	7,484
Epizyme, Inc.*	6,234	9,289
Erasca, Inc.*(b)	1,430	17,732
Evelo Biosciences, Inc.*(b)	2,063	6,447
Exagen, Inc.*	695	5,282
Fate Therapeutics, Inc.*	5,511	190,405
FibroGen, Inc.*	5,847	82,267
Finch Therapeutics Group, Inc.*	522	4,369
Foghorn Therapeutics, Inc.*(b)	1,326	12,743
Forma Therapeutics Holdings, Inc.*	2,307	22,747
Forte Biosciences, Inc.*	768	968
Fortress Biotech, Inc.*	5,058	8,143
Frequency Therapeutics, Inc.*(b)	2,176	6,180
G1 Therapeutics, Inc.*(b)	2,690	28,541
Gemini Therapeutics, Inc.*	1,488	2,024
Generation Bio Co.*	2,978	15,247
Geron Corp.*(b)	20,714	22,578

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Global Blood Therapeutics, Inc.*	4,212	127,202
Gossamer Bio, Inc.*	4,224	38,143
Graphite Bio, Inc.*	1,100	10,120
Greenwich Lifesciences, Inc.*	282	5,496
Gritstone bio, Inc.*	2,904	14,810
GT Biopharma, Inc.*(b)	1,206	3,835
Halozyme Therapeutics, Inc.*(b)	9,408	333,702
Harpoon Therapeutics, Inc.*	1,268	5,199
Heron Therapeutics, Inc.*	6,271	44,524
Homology Medicines, Inc.*	2,852	9,953
Hookipa Pharma, Inc.*(b)	1,306	3,134
Humanigen, Inc.*	3,316	6,731
iBio, Inc.*(b)	14,686	4,700
Icosavax, Inc.*(b)	1,407	24,510
Ideaya Biosciences, Inc.*	2,224	29,357
IGM Biosciences, Inc.*	558	9,307
Imago Biosciences, Inc.*	671	15,802
Immuneering Corp., Class A*	572	4,273
Immunic, Inc.*	1,271	14,807
ImmunityBio, Inc.*(b)	4,642	31,751
ImmunoGen, Inc.*	13,501	76,146
Immunovant, Inc.*	2,726	15,211
Impel Neuropharma, Inc.*(b)	363	2,621
Infinity Pharmaceuticals, Inc.*	5,948	6,543
Inhibrx, Inc.*	1,897	40,786
Inovio Pharmaceuticals, Inc.*(b)	14,045	45,506
Inozyme Pharma, Inc.*	980	5,655
Insmed, Inc.*	8,031	191,941
Instil Bio, Inc.*(b)	3,677	39,454
Intellia Therapeutics, Inc.*	4,739	468,450
Intercept Pharmaceuticals, Inc.*(b)	1,694	24,156
Invitae Corp.*	13,620	146,960
Ironwood Pharmaceuticals, Inc.*(b)	9,976	107,342
iTeos Therapeutics, Inc.*	1,372	49,570
IVERIC bio, Inc.*	7,818	125,401
Janux Therapeutics, Inc.*(b)	900	15,552
Jounce Therapeutics, Inc.*	2,245	16,748
KalVista Pharmaceuticals, Inc.*	1,523	24,444
Karuna Therapeutics, Inc.*	1,511	158,655
Karyopharm Therapeutics, Inc.*	4,893	50,545
Keros Therapeutics, Inc.*	1,065	57,191
Kezar Life Sciences, Inc.*	2,377	35,298
Kiniksa Pharmaceuticals Ltd., Class A*	1,981	20,285
Kinnate Biopharma, Inc.*	1,753	13,638
Kodiak Sciences, Inc.*	2,278	19,682
Kronos Bio, Inc.*	2,643	19,902
Krystal Biotech, Inc.*	1,224	77,785
Kura Oncology, Inc.*	4,317	68,511
Kymera Therapeutics, Inc.*	2,333	92,760
Lexicon Pharmaceuticals, Inc.*	4,765	9,864
Ligand Pharmaceuticals, Inc.*	1,019	103,143
Lineage Cell Therapeutics, Inc.*(b)	8,521	12,015
Lyell Immunopharma, Inc.*(b)	1,606	11,627
MacroGenics, Inc.*	4,079	38,139
Madrigal Pharmaceuticals, Inc.*	795	73,816
Magenta Therapeutics, Inc.*	2,035	6,410
MannKind Corp.*	16,773	43,945
MEI Pharma, Inc.*	7,366	15,911
MeiraGTx Holdings plc*	2,025	29,018
Mersana Therapeutics, Inc.*	4,867	21,366
MiMedx Group, Inc.*	7,550	38,127
MiNK Therapeutics, Inc.*(b)	119	353
Mirum Pharmaceuticals, Inc.*	248	5,878
Molecular Templates, Inc.*	2,515	5,910
Monte Rosa Therapeutics, Inc.*(b)	825	11,831
Morphic Holding, Inc.*	1,439	57,359
Mustang Bio, Inc.*	4,944	4,298
Myriad Genetics, Inc.*	5,398	131,603
Neoleukin Therapeutics, Inc.*	2,394	6,177
NexImmune, Inc.*(b)	1,197	2,969
Nkarta, Inc.*(b)	955	8,652
Nurix Therapeutics, Inc.*	2,128	34,410
Nuvalent, Inc., Class A*(b)	728	10,884
Ocugen, Inc.*(b)	12,550	44,176
Olema Pharmaceuticals, Inc.*	1,712	8,012
Omega Therapeutics, Inc.*	522	6,196
Oncocyte Corp.*	4,089	5,970
Oncorus, Inc.*(b)	1,386	2,924
Oncternal Therapeutics, Inc.*(b)	3,010	5,508
OPKO Health, Inc.*	27,148	84,973
Organogenesis Holdings, Inc.*	2,594	19,299
ORIC Pharmaceuticals, Inc.*	2,148	16,668
Outlook Therapeutics, Inc.*	6,055	9,870
Oyster Point Pharma, Inc.*	761	7,580
Passage Bio, Inc.*	2,518	8,360
PMV Pharmaceuticals, Inc.*	1,779	28,179
Portage Biotech, Inc.*(b)	344	2,735
Poseida Therapeutics, Inc.*	1,958	7,147
Praxis Precision Medicines, Inc.*	2,267	29,698
Precigen, Inc.*(b)	6,439	14,488
Precision BioSciences, Inc.*	3,434	14,595
Prelude Therapeutics, Inc.*(b)	740	6,534
Prometheus Biosciences, Inc.*(b)	2,041	88,865
Protagonist Therapeutics, Inc.*	3,037	73,738
Prothena Corp. plc*	2,452	84,839
PTC Therapeutics, Inc.*	4,717	165,661
Puma Biotechnology, Inc.*	2,196	5,051
Pyxis Oncology, Inc.*	719	4,372
Radius Health, Inc.*	3,180	26,458
Rallybio Corp.*	489	5,374
RAPT Therapeutics, Inc.*	1,449	28,980
Recursion Pharmaceuticals, Inc., Class A*(b)	7,836	85,804
REGENXBIO, Inc.*	2,682	70,295
Relay Therapeutics, Inc.*	4,759	114,739
Reneo Pharmaceuticals, Inc.*	600	2,892
Replimune Group, Inc.*	2,019	32,385
REVOLUTION Medicines, Inc.*	4,041	76,456
Rhythm Pharmaceuticals, Inc.*	2,998	22,845
Rigel Pharmaceuticals, Inc.*	11,615	29,154
Rocket Pharmaceuticals, Inc.*	2,802	49,904
Rubius Therapeutics, Inc.*	3,119	15,564
Sana Biotechnology, Inc.*	5,865	37,888
Sangamo Therapeutics, Inc.*	8,067	47,192
Scholar Rock Holding Corp.*	1,919	33,391
Selecta Biosciences, Inc.*	6,253	11,568
Sensei Biotherapeutics, Inc.*(b)	1,422	5,133
Sera Prognostics, Inc., Class A*	304	1,629
Seres Therapeutics, Inc.*	4,726	37,808
Sesen Bio, Inc.*(b)	13,681	8,678
Shattuck Labs, Inc.*	1,811	9,055
Sigilon Therapeutics, Inc.*	1,029	1,492
Silverback Therapeutics, Inc.*	1,394	5,994
Solid Biosciences, Inc.*	4,051	3,300
Sorrento Therapeutics, Inc.*	20,306	51,374
Spectrum Pharmaceuticals, Inc.*	11,072	7,529
Spero Therapeutics, Inc.*	1,639	15,734
SpringWorks Therapeutics, Inc.*	1,982	112,161
Spruce Biosciences, Inc.*(b)	598	1,357

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

SQZ Biotechnologies Co.*	1,544	8,137
Stoke Therapeutics, Inc.*	1,301	25,370
Summit Therapeutics, Inc.*(b)	1,801	4,935
Surface Oncology, Inc.*	2,406	8,662
Sutro Biopharma, Inc.*	2,945	26,269
Syndax Pharmaceuticals, Inc.*	3,058	47,674
Syros Pharmaceuticals, Inc.*	3,913	5,048
Talaris Therapeutics, Inc.*(b)	1,449	10,157
Taysha Gene Therapies, Inc.*(b)	1,536	9,784
TCR2 Therapeutics, Inc.*	2,074	5,621
Tenaya Therapeutics, Inc.*(b)	942	10,984
TG Therapeutics, Inc.*	8,800	86,856
Tonix Pharmaceuticals Holding Corp.*	30,126	5,570
Travere Therapeutics, Inc.*	4,011	109,340
Trevena, Inc.*	11,117	5,087
Turning Point Therapeutics, Inc.*	3,124	98,906
Twist Bioscience Corp.*	3,208	179,456
Tyra Biosciences, Inc.*(b)	830	9,835
UroGen Pharma Ltd.*(b)	1,326	7,956
Vanda Pharmaceuticals, Inc.*	3,719	42,248
Vaxart, Inc.*(b)	8,316	42,245
Vaxcyte, Inc.*	2,744	63,578
VBI Vaccines, Inc.*	12,810	19,087
Vera Therapeutics, Inc.*(b)	679	15,760
Veracyte, Inc.*	4,586	127,491
Verastem, Inc.*	11,719	14,063
Vericel Corp.*	3,156	130,059
Verve Therapeutics, Inc.*(b)	1,079	35,229
Viking Therapeutics, Inc.*	4,647	15,567
Vincerx Pharma, Inc.*(b)	1,113	5,643
Vir Biotechnology, Inc.*	4,081	102,800
Viracta Therapeutics, Inc.*(b)	2,463	6,724
VistaGen Therapeutics, Inc.*(b)	13,189	18,465
Vor BioPharma, Inc.*	1,288	11,631
Werewolf Therapeutics, Inc.*(b)	1,797	12,867
XBiotech, Inc.	1,031	10,166
Xencor, Inc.*	3,839	120,199
Xilio Therapeutics, Inc.*	512	6,031
XOMA Corp.*	412	9,035
Y-mAbs Therapeutics, Inc.*	2,371	21,600
Zentalis Pharmaceuticals, Inc.*	2,480	123,727
		13,086,894
Building Products - 1.1%
AAON, Inc.	2,848	166,779
American Woodmark Corp.*	1,125	60,277
Apogee Enterprises, Inc.	1,686	75,988
Caesarstone Ltd.(b)	1,532	18,369
Cornerstone Building Brands, Inc.*	3,714	82,005
CSW Industrials, Inc.	1,007	121,172
Gibraltar Industries, Inc.*	2,226	107,560
Griffon Corp.	3,157	72,769
Insteel Industries, Inc.	1,267	47,018
JELD-WEN Holding, Inc.*	6,219	143,535
Masonite International Corp.*	1,614	152,249
PGT Innovations, Inc.*	3,915	84,212
Quanex Building Products Corp.	2,281	52,144
Resideo Technologies, Inc.*	9,826	252,921
Simpson Manufacturing Co., Inc.	2,958	350,553
UFP Industries, Inc.	4,090	350,717
View, Inc.*(b)	9,479	22,939
Zurn Water Solutions Corp.	8,246	268,160
		2,429,367
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	3,978	151,602
AssetMark Financial Holdings, Inc.*	1,239	29,104
Associated Capital Group, Inc., Class A	126	4,930
B Riley Financial, Inc.	1,375	81,881
BGC Partners, Inc., Class A	21,495	98,447
BlackRock Capital Investment Corp.	2	8
Blucora, Inc.*	3,309	65,849
Brightsphere Investment Group, Inc.	3,940	94,048
Cohen & Steers, Inc.	1,686	137,004
Cowen, Inc., Class A(b)	1,794	53,192
Diamond Hill Investment Group, Inc.	191	37,031
Donnelley Financial Solutions, Inc.*	2,004	64,328
Federated Hermes, Inc.	6,329	206,768
Focus Financial Partners, Inc., Class A*	4,049	202,612
GAMCO Investors, Inc., Class A	353	7,597
GCM Grosvenor, Inc., Class A(b)	3,016	30,130
Greenhill & Co., Inc.	942	16,655
Hamilton Lane, Inc., Class A	2,369	185,019
Hercules Capital, Inc.	6	108
Houlihan Lokey, Inc.	3,475	357,439
Moelis & Co., Class A	4,157	200,409
Open Lending Corp., Class A*	7,080	147,476
Oppenheimer Holdings, Inc., Class A	623	26,907
Piper Sandler Cos.	1,185	175,392
PJT Partners, Inc., Class A	1,608	102,623
Prospect Capital Corp.	3	24
Pzena Investment Management, Inc., Class A	1,130	10,430
Sculptor Capital Management, Inc.	1,510	19,343
StepStone Group, Inc., Class A	2,750	94,958
StoneX Group, Inc.*	1,144	86,315
Value Line, Inc.	60	3,541
Virtus Investment Partners, Inc.	499	120,069
WisdomTree Investments, Inc.	9,157	51,554
		2,862,793
Chemicals - 1.7%
AdvanSix, Inc.	1,854	74,271
American Vanguard Corp.	1,993	30,035
Amyris, Inc.*(b)	12,017	54,798
Avient Corp.	6,186	324,085
Balchem Corp.	2,195	303,656
Cabot Corp.	3,815	279,105
Chase Corp.	515	47,293
Danimer Scientific, Inc.*(b)	6,156	24,501
Ecovyst, Inc.	3,488	38,124
Ferro Corp.*	5,585	121,362
FutureFuel Corp.	1,757	12,932
GCP Applied Technologies, Inc.*	3,341	105,509
Hawkins, Inc.	1,307	59,155
HB Fuller Co.	3,550	242,714
Ingevity Corp.*	2,698	184,085
Innospec, Inc.	1,674	159,867
Intrepid Potash, Inc.*	683	38,856
Koppers Holdings, Inc.*	1,410	40,368
Kraton Corp.*	2,134	98,484

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Kronos Worldwide, Inc.	1,514	22,301
Livent Corp.*	11,008	259,238
Marrone Bio Innovations, Inc.*	6,880	4,742
Minerals Technologies, Inc.	2,256	157,897
Orion Engineered Carbons SA	4,117	63,978
PureCycle Technologies, Inc.*(b)	3,630	25,265
Quaker Chemical Corp.(b)	923	171,318
Rayonier Advanced Materials, Inc.*	4,198	24,642
Sensient Technologies Corp.	2,875	236,124
Stepan Co.	1,462	151,492
Tredegar Corp.	1,776	20,442
Trinseo plc	2,648	137,590
Tronox Holdings plc, Class A	7,788	158,096
Valhi, Inc.	166	4,228
Zymergen, Inc.*(b)	5,446	20,858
		3,697,411
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	4,578	205,232
ACCO Brands Corp.	6,339	54,516
Aris Water Solution, Inc., Class A	1,322	19,315
Brady Corp., Class A	3,204	147,640
BrightView Holdings, Inc.*	2,782	37,585
Brink's Co. (The)	3,267	228,886
Casella Waste Systems, Inc., Class A*	3,341	251,911
CECO Environmental Corp.*	2,116	11,384
Cimpress plc*	1,190	74,958
CompX International, Inc.	124	2,740
CoreCivic, Inc., REIT*	8,149	74,237
Deluxe Corp.	2,858	88,912
Ennis, Inc.	1,737	32,621
GEO Group, Inc. (The), REIT*(b)	8,003	47,698
Harsco Corp.*	5,321	63,373
Healthcare Services Group, Inc.	5,096	80,619
Heritage-Crystal Clean, Inc.*	1,067	29,919
HNI Corp.	2,954	120,198
Interface, Inc.(b)	3,956	51,626
KAR Auction Services, Inc.*	8,214	151,631
Kimball International, Inc., Class B	2,452	22,730
Matthews International Corp., Class A	2,102	69,744
MillerKnoll, Inc.	5,050	196,344
Montrose Environmental Group, Inc.*	1,776	78,339
NL Industries, Inc.	568	3,624
Pitney Bowes, Inc.	11,951	59,516
SP Plus Corp.*	1,572	46,924
Steelcase, Inc., Class A	5,910	71,925
Team, Inc.*	1,791	1,692
Tetra Tech, Inc.	3,665	581,892
UniFirst Corp.	1,019	184,694
US Ecology, Inc.*	2,141	101,569
Viad Corp.*	1,377	48,112
VSE Corp.	714	34,022
		3,276,128
Communications Equipment - 0.6%
ADTRAN, Inc.	3,272	67,371
Aviat Networks, Inc.*	747	21,140
CalAmp Corp.*	2,413	17,036
Calix, Inc.*	3,747	203,612
Cambium Networks Corp.*	733	20,385
Casa Systems, Inc.*	2,164	9,002
Clearfield, Inc.*	777	49,813
Comtech Telecommunications Corp.	1,758	36,180
Digi International, Inc.*	2,292	46,023
DZS, Inc.*	1,163	16,852
EMCORE Corp.*	2,484	9,638
Extreme Networks, Inc.*	8,628	99,136
Harmonic, Inc.*	6,158	57,331
Infinera Corp.*	12,432	114,747
Inseego Corp.*(b)	5,793	27,285
KVH Industries, Inc.*	1,024	8,827
NETGEAR, Inc.*	1,972	52,475
NetScout Systems, Inc.*	4,767	148,397
Plantronics, Inc.*(b)	2,867	80,763
Ribbon Communications, Inc.*	4,783	14,540
Viavi Solutions, Inc.*	16,278	266,959
		1,367,512
Construction & Engineering - 1.3%
Ameresco, Inc., Class A*	2,102	135,054
API Group Corp.*	13,710	295,725
Arcosa, Inc.	3,296	173,600
Argan, Inc.	1,009	39,240
Comfort Systems USA, Inc.	2,422	208,244
Concrete Pumping Holdings, Inc.*(b)	1,757	13,072
Construction Partners, Inc., Class A*	1,978	52,931
Dycom Industries, Inc.*	2,007	174,729
EMCOR Group, Inc.	3,628	419,179
Fluor Corp.*(b)	9,650	209,019
Granite Construction, Inc.	3,108	94,079
Great Lakes Dredge & Dock Corp.*	4,403	62,126
IES Holdings, Inc.*	596	25,056
Infrastructure and Energy Alternatives, Inc.*	1,859	20,226
INNOVATE Corp.*(b)	3,224	10,736
Matrix Service Co.*	1,771	12,291
MYR Group, Inc.*	1,119	100,430
Northwest Pipe Co.*	663	18,896
NV5 Global, Inc.*	898	96,311
Primoris Services Corp.	3,636	95,881
Sterling Construction Co., Inc.*	1,893	55,900
Tutor Perini Corp.*	2,805	27,489
WillScot Mobile Mini Holdings Corp.*	14,374	510,708
		2,850,922
Construction Materials - 0.2%
Forterra, Inc.*	1,978	46,602
Summit Materials, Inc., Class A*	8,069	251,914
United States Lime & Minerals, Inc.	131	15,396
		313,912
Consumer Finance - 0.7%
Atlanticus Holdings Corp.*	342	18,218
Curo Group Holdings Corp.	1,390	18,584
Encore Capital Group, Inc.*	1,981	130,726
Enova International, Inc.*	2,467	100,580
EZCORP, Inc., Class A*	3,346	20,042
FirstCash Holdings, Inc.	2,695	194,148
Green Dot Corp., Class A*	3,636	104,171
LendingClub Corp.*	6,734	125,118
LendingTree, Inc.*	780	94,388
Navient Corp.	10,748	189,272
Nelnet, Inc., Class A	1,156	93,116
Oportun Financial Corp.*	1,439	23,513

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

PRA Group, Inc.*	2,936	131,034
PROG Holdings, Inc.*	4,433	135,827
Regional Management Corp.	523	26,846
World Acceptance Corp.*	281	55,208
		1,460,791
Containers & Packaging - 0.2%
Greif, Inc., Class A	1,759	101,125
Greif, Inc., Class B	405	23,053
Myers Industries, Inc.	2,452	40,752
O-I Glass, Inc.*	10,741	137,270
Pactiv Evergreen, Inc.	2,921	28,100
Ranpak Holdings Corp.*	2,557	61,879
TriMas Corp.	2,935	95,417
UFP Technologies, Inc.*	465	32,150
		519,746
Distributors - 0.0%(d)
Funko, Inc., Class A*(b)	1,829	31,935
Greenlane Holdings, Inc., Class A*	1,123	606
		32,541
Diversified Consumer Services - 0.6%
2U, Inc.*	4,941	51,880
Adtalem Global Education, Inc.*	3,364	69,904
American Public Education, Inc.*	1,262	25,190
Carriage Services, Inc.	1,044	51,375
Coursera, Inc.*	4,959	100,816
European Wax Center, Inc., Class A*(b)	900	22,383
Graham Holdings Co., Class B	272	163,507
Houghton Mifflin Harcourt Co.*	8,641	181,029
Laureate Education, Inc., Class A	6,746	73,127
OneSpaWorld Holdings Ltd.*(b)	3,637	37,607
Perdoceo Education Corp.*	4,787	50,120
PowerSchool Holdings, Inc., Class A*	3,654	57,550
Regis Corp.*(b)	2,907	5,262
StoneMor, Inc.*	2,189	5,691
Strategic Education, Inc.	1,660	97,973
Stride, Inc.*	2,820	94,696
Udemy, Inc.*(b)	939	12,385
Vivint Smart Home, Inc.*	6,236	44,837
WW International, Inc.*	3,582	36,501
		1,181,833
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,019	29,296
A-Mark Precious Metals, Inc.	609	43,666
Banco Latinoamericano de Comercio Exterior SA, Class E	2,107	32,553
Cannae Holdings, Inc.*	5,761	154,683
		260,198
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	780	41,558
ATN International, Inc.	761	25,364
Bandwidth, Inc., Class A*(b)	1,568	47,902
Cogent Communications Holdings, Inc.	2,901	183,923
Consolidated Communications Holdings, Inc.*	4,948	35,230
EchoStar Corp., Class A*	2,532	61,629
Globalstar, Inc.*(b)	41,255	48,681
IDT Corp., Class B*	1,361	49,078
Iridium Communications, Inc.*	8,035	318,106
Liberty Latin America Ltd., Class A*	2,760	27,738
Liberty Latin America Ltd., Class C*	10,507	106,016
Ooma, Inc.*	1,494	24,980
Radius Global Infrastructure, Inc.*	4,003	51,479
Telesat Corp.*(b)	865	17,931
		1,039,615
Electric Utilities - 0.5%
ALLETE, Inc.	3,565	224,381
MGE Energy, Inc.	2,478	178,466
Otter Tail Corp.	2,795	172,899
PNM Resources, Inc.	5,820	262,889
Portland General Electric Co.	6,116	310,509
Via Renewables, Inc.(b)	819	9,132
		1,158,276
Electrical Equipment - 0.9%
Advent Technologies Holdings, Inc.*	1,073	2,779
Allied Motion Technologies, Inc.	781	27,194
American Superconductor Corp.*	1,880	15,961
Array Technologies, Inc.*	8,690	97,676
Atkore, Inc.*	3,135	318,861
AZZ, Inc.	1,687	83,051
Babcock & Wilcox Enterprises, Inc.*	3,773	26,449
Beam Global*(b)	604	8,764
Blink Charging Co.*(b)	2,486	61,106
Bloom Energy Corp., Class A*(b)	9,667	214,607
Encore Wire Corp.	1,344	156,468
EnerSys	2,918	212,226
Eos Energy Enterprises, Inc.*(b)	3,020	8,758
FTC Solar, Inc.*(b)	1,293	6,090
FuelCell Energy, Inc.*(b)	25,167	151,002
GrafTech International Ltd.	13,630	137,390
Powell Industries, Inc.	612	12,938
Preformed Line Products Co.	202	11,262
Romeo Power, Inc.*(b)	8,785	16,077
Stem, Inc.*	7,755	73,828
Thermon Group Holdings, Inc.*	2,245	38,434
TPI Composites, Inc.*	2,462	33,286
Vicor Corp.*	1,434	107,220
		1,821,427
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc.*(b)	1,265	21,037
Advanced Energy Industries, Inc.	2,568	220,463
Aeva Technologies, Inc.*	7,179	30,152
Akoustis Technologies, Inc.*(b)	3,317	20,897
Arlo Technologies, Inc.*	5,738	53,249
Badger Meter, Inc.	1,983	197,130
Belden, Inc.	3,009	169,557
Benchmark Electronics, Inc.	2,394	62,579
CTS Corp.	2,167	82,216
Daktronics, Inc.*	2,491	11,483
ePlus, Inc.*	1,812	84,983
Fabrinet*	2,518	252,127
FARO Technologies, Inc.*	1,238	67,768
Identiv, Inc.*	1,458	30,560
II-VI, Inc.*(b)	7,210	500,807
Insight Enterprises, Inc.*	2,347	244,088
Iteris, Inc.*	2,875	9,459
Itron, Inc.*	3,079	146,776
Kimball Electronics, Inc.*	1,638	28,239
Knowles Corp.*	6,051	131,791
Luna Innovations, Inc.*	2,098	14,329
Methode Electronics, Inc.	2,597	118,527

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

MicroVision, Inc.*(b)	11,166	44,776
Napco Security Technologies, Inc.*	1,971	40,189
nLight, Inc.*	2,965	48,329
Novanta, Inc.*	2,403	328,322
OSI Systems, Inc.*	1,156	93,254
Ouster, Inc.*(b)	10,644	35,977
PAR Technology Corp.*	1,719	72,095
PC Connection, Inc.	758	36,983
Plexus Corp.*	1,900	154,793
Rogers Corp.*	1,269	346,437
Sanmina Corp.*	4,317	171,730
ScanSource, Inc.*	1,710	54,002
TTM Technologies, Inc.*	7,084	89,046
Velodyne Lidar, Inc.*(b)	5,135	18,948
Vishay Intertechnology, Inc.	9,064	173,938
Vishay Precision Group, Inc.*	847	26,604
		4,233,640
Energy Equipment & Services - 1.0%
Archrock, Inc.	9,167	76,544
Aspen Aerogels, Inc.*	1,499	44,370
Bristow Group, Inc.*	1,605	53,190
Cactus, Inc., Class A	3,767	190,836
ChampionX Corp.*	13,789	295,223
DMC Global, Inc.*	1,264	37,162
Dril-Quip, Inc.*	2,385	68,783
Expro Group Holdings NV*	3,157	50,796
FTS International, Inc., Class A*	603	15,961
Helix Energy Solutions Group, Inc.*	9,750	39,488
Helmerich & Payne, Inc.	7,160	259,407
Liberty Oilfield Services, Inc., Class A*	6,185	77,189
Nabors Industries Ltd.*	482	60,510
National Energy Services Reunited Corp.*	2,578	22,970
Newpark Resources, Inc.*	6,138	23,140
NexTier Oilfield Solutions, Inc.*	11,754	93,562
Oceaneering International, Inc.*	6,767	99,069
Oil States International, Inc.*	4,117	21,532
Patterson-UTI Energy, Inc.	12,670	182,828
ProPetro Holding Corp.*	5,877	75,049
RPC, Inc.*	4,596	40,307
Select Energy Services, Inc., Class A*	4,244	35,140
Solaris Oilfield Infrastructure, Inc., Class A	2,124	22,090
TETRA Technologies, Inc.*	8,344	26,701
Tidewater, Inc.*	2,790	41,320
US Silica Holdings, Inc.*	4,996	72,242
		2,025,409
Entertainment - 0.6%
AMC Entertainment Holdings, Inc., Class A*(b)	35,128	662,514
Chicken Soup For The Soul Entertainment, Inc.*(b)	504	4,889
Cinemark Holdings, Inc.*(b)	7,345	128,831
CuriosityStream, Inc.*(b)	1,767	6,467
Eros STX Global Corp.*(b)	991	3,143
IMAX Corp.*	3,389	70,085
Liberty Media Corp.-Liberty Braves, Class A*(b)	683	17,505
Liberty Media Corp.-Liberty Braves, Class C*	2,487	61,429
Lions Gate Entertainment Corp., Class A*	3,971	60,995
Lions Gate Entertainment Corp., Class B*	8,033	114,470
LiveOne, Inc.*(b)	4,004	3,425
Madison Square Garden Entertainment Corp.*(b)	1,772	138,854
Marcus Corp. (The)*(b)	1,551	28,197
		1,300,804
Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust	5,905	126,603
Agree Realty Corp.(b)	4,680	300,222
Alexander & Baldwin, Inc.	4,925	110,468
Alexander's, Inc.	138	34,972
American Assets Trust, Inc.	3,392	124,012
Apartment Investment and Management Co., Class A*	10,274	73,356
Apple Hospitality REIT, Inc.	14,573	257,796
Armada Hoffler Properties, Inc.	4,106	60,276
Ashford Hospitality Trust, Inc.*	1,159	9,979
Braemar Hotels & Resorts, Inc.*	3,886	23,161
Brandywine Realty Trust	11,541	153,842
Broadstone Net Lease, Inc.	10,697	231,697
BRT Apartments Corp.	776	17,080
CareTrust REIT, Inc.	6,561	114,817
CatchMark Timber Trust, Inc., Class A	3,320	25,431
Centerspace REIT	973	91,452
Chatham Lodging Trust*	3,249	44,674
City Office REIT, Inc.	2,902	49,972
Clipper Realty, Inc.	832	7,921
Community Healthcare Trust, Inc.	1,618	67,471
CorePoint Lodging, Inc.*	2,677	42,752
Corporate Office Properties Trust	7,682	201,345
CTO Realty Growth, Inc.	405	25,389
DiamondRock Hospitality Co.*	14,227	135,868
DigitalBridge Group, Inc.*(b)	32,980	239,105
Diversified Healthcare Trust	16,125	46,440
Easterly Government Properties, Inc.	5,883	122,484
EastGroup Properties, Inc.	2,747	524,018
Empire State Realty Trust, Inc., Class A	9,731	92,055
Equity Commonwealth*	7,969	211,736
Essential Properties Realty Trust, Inc.	8,228	208,004
Farmland Partners, Inc.	1,944	22,686
Four Corners Property Trust, Inc.	5,254	138,601
Franklin Street Properties Corp.	6,903	39,899
Getty Realty Corp.	2,766	76,203
Gladstone Commercial Corp.	2,513	53,250
Gladstone Land Corp.	2,128	63,606
Global Medical REIT, Inc.	4,067	63,852
Global Net Lease, Inc.	7,084	100,664
Healthcare Realty Trust, Inc.	10,028	261,530
Hersha Hospitality Trust*	2,193	20,241
Independence Realty Trust, Inc.	7,148	180,630
Indus Realty Trust, Inc.	388	29,542
Industrial Logistics Properties Trust	4,415	98,764
Innovative Industrial Properties, Inc.	1,608	303,044
iStar, Inc.	4,561	114,572
Kite Realty Group Trust	14,759	323,665
LTC Properties, Inc.	2,649	89,616
LXP Industrial Trust(b)	18,993	293,632

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Macerich Co. (The)	14,545	222,538
National Health Investors, Inc.	2,976	158,651
National Storage Affiliates Trust	5,516	321,417
Necessity Retail REIT, Inc. (The)	8,421	59,284
NETSTREIT Corp.(b)	2,693	59,623
NexPoint Residential Trust, Inc.	1,517	128,899
Office Properties Income Trust	3,257	81,588
One Liberty Properties, Inc.(b)	1,093	31,763
Outfront Media, Inc.	9,891	264,090
Paramount Group, Inc.	12,684	141,934
Pebblebrook Hotel Trust	8,835	198,876
Phillips Edison & Co., Inc.	1,273	41,143
Physicians Realty Trust	14,990	243,737
Piedmont Office Realty Trust, Inc., Class A	8,434	143,715
Plymouth Industrial REIT, Inc.	2,124	55,394
Postal Realty Trust, Inc., Class A(b)	844	14,728
PotlatchDeltic Corp.	4,487	246,336
Preferred Apartment Communities, Inc., Class A	3,547	89,597
PS Business Parks, Inc.	1,365	217,431
Retail Opportunity Investments Corp.	8,081	146,751
Retail Value, Inc.	1,185	3,674
RLJ Lodging Trust	11,238	157,220
RPT Realty	5,695	73,750
Ryman Hospitality Properties, Inc.*	3,658	322,306
Sabra Health Care REIT, Inc.	15,534	208,622
Safehold, Inc.	1,411	86,579
Saul Centers, Inc.	803	36,962
Seritage Growth Properties, Class A*(b)	2,536	25,842
Service Properties Trust	11,150	96,225
SITE Centers Corp.	11,788	183,303
STAG Industrial, Inc.	11,986	466,975
Summit Hotel Properties, Inc.*	7,064	69,863
Sunstone Hotel Investors, Inc.*	14,802	156,605
Tanger Factory Outlet Centers, Inc.	6,958	116,059
Terreno Realty Corp.	5,015	344,982
UMH Properties, Inc.	2,884	66,505
Uniti Group, Inc.(b)	13,368	173,383
Universal Health Realty Income Trust	864	49,343
Urban Edge Properties	7,870	143,391
Urstadt Biddle Properties, Inc., Class A	2,022	38,074
Veris Residential, Inc.*	5,971	100,910
Washington REIT	5,756	134,460
Whitestone REIT	3,125	36,813
Xenia Hotels & Resorts, Inc.*	7,744	143,574
		12,151,310
Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	2,138	97,493
BJ's Wholesale Club Holdings, Inc.*	9,313	585,508
Chefs' Warehouse, Inc. (The)*	2,133	70,069
HF Foods Group, Inc.*	2,459	15,369
Ingles Markets, Inc., Class A	948	77,945
MedAvail Holdings, Inc.*(b)	824	989
Natural Grocers by Vitamin Cottage, Inc.	622	10,555
Performance Food Group Co.*	10,308	577,660
PriceSmart, Inc.	1,602	116,497
Rite Aid Corp.*(b)	3,784	34,661
SpartanNash Co.	2,433	68,465
Sprouts Farmers Market, Inc.*	7,672	218,499
United Natural Foods, Inc.*	3,793	152,592
Village Super Market, Inc., Class A	584	13,304
Weis Markets, Inc.	1,114	68,700
		2,108,306
Food Products - 0.9%
AppHarvest, Inc.*(b)	4,750	18,145
B&G Foods, Inc.(b)	4,357	128,967
Calavo Growers, Inc.	1,163	49,648
Cal-Maine Foods, Inc.	2,773	122,761
Fresh Del Monte Produce, Inc.	2,277	58,929
Hostess Brands, Inc.*	9,391	202,282
J & J Snack Foods Corp.	1,007	164,866
John B Sanfilippo & Son, Inc.	604	48,030
Laird Superfood, Inc.*	434	2,669
Lancaster Colony Corp.	1,290	216,991
Landec Corp.*	1,774	20,437
Limoneira Co.	1,070	15,622
Mission Produce, Inc.*	2,517	32,671
Sanderson Farms, Inc.	1,378	246,097
Seneca Foods Corp., Class A*	421	20,945
Simply Good Foods Co. (The)*	5,789	229,418
Sovos Brands, Inc.*	1,752	21,269
Tattooed Chef, Inc.*(b)	3,210	38,969
Tootsie Roll Industries, Inc.	1,036	34,965
TreeHouse Foods, Inc.*(b)	3,534	138,710
Utz Brands, Inc.(b)	4,011	61,168
Vita Coco Co., Inc. (The)*(b)	755	8,750
Vital Farms, Inc.*	1,677	23,897
Whole Earth Brands, Inc.*	2,537	24,076
		1,930,282
Gas Utilities - 0.9%
Brookfield Infrastructure Corp., Class A(b)	4,204	296,130
Chesapeake Utilities Corp.	1,171	155,684
New Jersey Resources Corp.	6,570	286,583
Northwest Natural Holding Co.	2,077	108,025
ONE Gas, Inc.	3,580	297,462
South Jersey Industries, Inc.	6,992	237,239
Southwest Gas Holdings, Inc.	4,109	291,493
Spire, Inc.	3,447	231,328
		1,903,944
Health Care Equipment & Supplies - 2.9%
Accelerate Diagnostics, Inc.*(b)	2,247	6,381
Accuray, Inc.*	6,123	21,247
Acutus Medical, Inc.*	1,304	2,125
Alphatec Holdings, Inc.*	4,801	52,907
AngioDynamics, Inc.*	2,547	59,931
Apyx Medical Corp.*	2,115	21,404
Artivion, Inc.*	2,580	50,439
Asensus Surgical, Inc.*	15,898	12,241
Aspira Women's Health, Inc.*(b)	4,945	5,390
AtriCure, Inc.*	3,045	211,475
Atrion Corp.	102	72,977
Avanos Medical, Inc.*	3,268	115,655
Axogen, Inc.*	2,627	24,536
Axonics, Inc.*	3,109	176,467
BioLife Solutions, Inc.*	700	16,450
Bioventus, Inc., Class A*	1,906	24,778
Butterfly Network, Inc.*(b)	8,489	43,718
Cardiovascular Systems, Inc.*	2,694	56,736
Cerus Corp.*	11,429	67,088
ClearPoint Neuro, Inc.*(b)	1,296	11,340
CONMED Corp.	1,971	288,081

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

CryoPort, Inc.*	2,762	94,819
Cue Health, Inc.*(b)	995	8,229
Cutera, Inc.*	1,191	45,687
CVRx, Inc.*(b)	549	4,820
CytoSorbents Corp.*	2,803	10,848
DarioHealth Corp.*	923	6,738
Eargo, Inc.*	2,047	9,846
Glaukos Corp.*	3,092	171,018
Haemonetics Corp.*	3,425	197,657
Heska Corp.*	671	95,282
Inari Medical, Inc.*	2,340	205,873
Inogen, Inc.*	1,349	47,067
Integer Holdings Corp.*	2,232	187,198
Intersect ENT, Inc.*	2,263	61,554
Invacare Corp.*	2,285	4,684
iRadimed Corp.	439	21,818
iRhythm Technologies, Inc.*	1,994	257,764
Lantheus Holdings, Inc.*	4,574	218,729
LeMaitre Vascular, Inc.	1,283	60,904
LivaNova plc*	3,633	286,353
Lucid Diagnostics, Inc.*(b)	350	1,309
Meridian Bioscience, Inc.*	2,900	73,370
Merit Medical Systems, Inc.*	3,486	226,695
Mesa Laboratories, Inc.	341	87,068
Natus Medical, Inc.*	2,289	63,680
Neogen Corp.*	7,322	261,395
Neuronetics, Inc.*	1,737	5,802
NeuroPace, Inc.*(b)	485	3,783
Nevro Corp.*	2,352	168,638
NuVasive, Inc.*	3,519	190,448
OraSure Technologies, Inc.*(b)	4,865	37,947
Ortho Clinical Diagnostics Holdings plc*	8,190	144,881
Orthofix Medical, Inc.*	1,284	43,630
OrthoPediatrics Corp.*	936	52,463
Outset Medical, Inc.*	3,182	139,913
Paragon 28, Inc.*(b)	610	9,943
PAVmed, Inc.*(b)	4,943	7,563
PROCEPT BioRobotics Corp.*	493	12,315
Pulmonx Corp.*	1,771	46,506
Pulse Biosciences, Inc.*(b)	942	4,785
Quotient Ltd.*	5,319	7,447
Retractable Technologies, Inc.*(b)	1,178	5,584
RxSight, Inc.*(b)	564	7,569
SeaSpine Holdings Corp.*	2,161	27,380
Senseonics Holdings, Inc.*(b)	29,380	52,884
Shockwave Medical, Inc.*	2,289	405,679
SI-BONE, Inc.*	2,211	48,775
Sientra, Inc.*	3,948	11,173
Sight Sciences, Inc.*	763	13,284
Silk Road Medical, Inc.*	2,332	86,587
STAAR Surgical Co.*	3,232	256,362
Stereotaxis, Inc.*	3,375	15,592
Surmodics, Inc.*	927	41,604
Tactile Systems Technology, Inc.*	1,302	26,509
Talis Biomedical Corp.*	986	2,061
TransMedics Group, Inc.*	1,755	32,503
Treace Medical Concepts, Inc.*	2,044	44,028
Utah Medical Products, Inc.	230	20,702
Vapotherm, Inc.*	1,546	23,484
Varex Imaging Corp.*(b)	2,606	61,606
ViewRay, Inc.*	9,403	39,116
Zynex, Inc.(b)	1,455	9,152
		6,159,469
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc.*	7,920	85,615
Accolade, Inc.*	3,417	61,438
AdaptHealth Corp.*	4,871	84,902
Addus HomeCare Corp.*	1,045	88,867
Agiliti, Inc.*	1,600	28,816
AirSculpt Technologies, Inc.*(b)	445	6,025
Alignment Healthcare, Inc.*	5,397	45,551
AMN Healthcare Services, Inc.*(b)	3,200	339,648
Apollo Medical Holdings, Inc.*(b)	2,564	123,380
Apria, Inc.*	1,332	49,737
Aveanna Healthcare Holdings, Inc.*	2,680	14,070
Biodesix, Inc.*(b)	840	1,999
Brookdale Senior Living, Inc.*	12,579	86,543
Castle Biosciences, Inc.*	1,447	62,641
Community Health Systems, Inc.*	8,443	88,736
CorVel Corp.*(b)	608	96,708
Covetrus, Inc.*	7,037	124,696
Cross Country Healthcare, Inc.*	2,436	54,396
Ensign Group, Inc. (The)	3,570	300,023
Fulgent Genetics, Inc.*(b)	1,419	88,404
Hanger, Inc.*	2,548	46,170
HealthEquity, Inc.*	5,558	298,520
InfuSystem Holdings, Inc.*	1,231	14,144
Innovage Holding Corp.*(b)	1,247	6,148
Joint Corp. (The)*	936	38,376
LHC Group, Inc.*	2,078	282,961
LifeStance Health Group, Inc.*(b)	3,106	29,290
MEDNAX, Inc.*	5,177	121,504
ModivCare, Inc.*	849	100,182
National HealthCare Corp.	855	55,592
National Research Corp.	944	37,552
Ontrak, Inc.*(b)	625	1,675
Option Care Health, Inc.*	10,806	277,714
Owens & Minor, Inc.	4,931	217,704
Patterson Cos., Inc.	5,826	174,197
Pennant Group, Inc. (The)*	1,745	28,356
PetIQ, Inc.*	1,832	36,347
Privia Health Group, Inc.*	1,095	28,185
Progyny, Inc.*	4,376	172,239
R1 RCM, Inc.*	8,070	219,423
RadNet, Inc.*	3,087	76,156
Select Medical Holdings Corp.	7,512	173,903
Sharps Compliance Corp.*	1,261	7,768
SOC Telemed, Inc.*(b)	4,129	12,139
Surgery Partners, Inc.*	2,309	120,691
Tenet Healthcare Corp.*	7,218	620,676
Tivity Health, Inc.*	2,992	81,622
US Physical Therapy, Inc.	861	79,186
Viemed Healthcare, Inc.*	2,407	9,243
		5,199,858
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	8,262	160,778
American Well Corp., Class A*(b)	12,440	52,621
Computer Programs and Systems, Inc.*	953	29,333
Convey Health Solutions Holdings, Inc.*	920	5,327
Evolent Health, Inc., Class A*(b)	5,422	144,496
Forian, Inc.(b)	1,279	8,889
Health Catalyst, Inc.*	3,555	96,412
HealthStream, Inc.*	1,722	35,284
iCAD, Inc.*	1,489	7,192

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Inspire Medical Systems, Inc.*	1,831	446,874
Multiplan Corp.*(b)	25,873	97,282
NantHealth, Inc.*	1,831	1,520
NextGen Healthcare, Inc.*	3,898	76,128
Omnicell, Inc.*	2,979	385,125
OptimizeRx Corp.*	1,164	52,718
Phreesia, Inc.*	3,381	104,101
Schrodinger, Inc.*(b)	3,077	106,957
Simulations Plus, Inc.	1,037	40,847
Tabula Rasa HealthCare, Inc.*(b)	1,524	8,687
		1,860,571
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc.*	3,828	50,109
Bally's Corp.*	2,219	79,928
Biglari Holdings, Inc., Class B*	43	5,910
BJ's Restaurants, Inc.*	1,531	49,099
Bloomin' Brands, Inc.*	6,022	148,201
Bluegreen Vacations Holding Corp.*	975	27,632
Brinker International, Inc.*	3,087	131,321
Carrols Restaurant Group, Inc.	2,277	6,011
Century Casinos, Inc.*	1,851	22,767
Cheesecake Factory, Inc. (The)*	3,134	134,104
Chuy's Holdings, Inc.*	1,352	44,075
Cracker Barrel Old Country Store, Inc.	1,611	216,309
Dave & Buster's Entertainment, Inc.*	2,935	127,203
Del Taco Restaurants, Inc.	2,030	25,334
Denny's Corp.*	4,209	66,586
Dine Brands Global, Inc.	1,104	92,559
Drive Shack, Inc.*(b)	5,615	7,468
El Pollo Loco Holdings, Inc.*	1,297	17,211
Esports Technologies, Inc.*(b)	758	6,269
Everi Holdings, Inc.*	5,808	135,907
F45 Training Holdings, Inc.*(b)	1,394	21,440
Fiesta Restaurant Group, Inc.*	1,199	12,074
First Watch Restaurant Group, Inc.*	753	10,926
Full House Resorts, Inc.*	2,220	19,536
GAN Ltd.*	2,729	18,202
Golden Entertainment, Inc.*	1,165	66,324
Golden Nugget Online Gaming, Inc.*	2,712	23,323
Hall of Fame Resort & Entertainment Co.*	3,788	4,015
Hilton Grand Vacations, Inc.*	5,813	301,462
International Game Technology plc	6,803	208,308
Jack in the Box, Inc.	1,482	127,852
Krispy Kreme, Inc.(b)	1,522	22,693
Kura Sushi USA, Inc., Class A*	284	14,967
Life Time Group Holdings, Inc.*(b)	2,646	41,145
Lindblad Expeditions Holdings, Inc.*	2,083	36,932
Monarch Casino & Resort, Inc.*	897	69,876
Nathan's Famous, Inc.	206	11,979
NEOGAMES SA*	697	15,752
Noodles & Co.*	2,762	18,892
ONE Group Hospitality, Inc. (The)*	1,408	16,530
Papa John's International, Inc.	2,251	240,452
PlayAGS, Inc.*	1,863	15,593
Portillo's, Inc., Class A*(b)	1,596	39,996
RCI Hospitality Holdings, Inc.	567	36,810
Red Robin Gourmet Burgers, Inc.*	1,062	18,638
Red Rock Resorts, Inc., Class A	4,052	203,735
Rush Street Interactive, Inc.*	3,571	36,888
Ruth's Hospitality Group, Inc.	2,245	55,699
Scientific Games Corp.*	6,536	411,245
SeaWorld Entertainment, Inc.*	3,500	242,865
Shake Shack, Inc., Class A*	2,543	190,013
Target Hospitality Corp.*	1,691	5,327
Texas Roadhouse, Inc.	4,759	451,677
Wingstop, Inc.	2,031	295,206
Xponential Fitness, Inc., Class A*	629	13,171
		4,713,546
Household Durables - 1.6%
Aterian, Inc.*(b)	1,761	5,265
Bassett Furniture Industries, Inc.	620	10,881
Beazer Homes USA, Inc.*	1,989	32,560
Cavco Industries, Inc.*	623	169,848
Century Communities, Inc.	2,040	129,989
Ethan Allen Interiors, Inc.	1,531	39,898
Flexsteel Industries, Inc.	444	9,586
GoPro, Inc., Class A*	8,751	75,259
Green Brick Partners, Inc.*(b)	2,087	48,397
Hamilton Beach Brands Holding Co., Class A	513	7,746
Helen of Troy Ltd.*	1,641	337,504
Hooker Furnishings Corp.	791	16,611
Hovnanian Enterprises, Inc., Class A*	360	34,603
Installed Building Products, Inc.	1,611	155,784
iRobot Corp.*(b)	1,825	113,442
KB Home(b)	5,398	208,417
Landsea Homes Corp.*	731	4,773
La-Z-Boy, Inc.	2,993	87,336
Legacy Housing Corp.*	539	13,728
LGI Homes, Inc.*	1,466	184,907
Lifetime Brands, Inc.	854	11,187
Lovesac Co. (The)*	861	36,584
M/I Homes, Inc.*	1,940	95,623
MDC Holdings, Inc.	3,882	172,128
Meritage Homes Corp.*	2,513	247,732
Purple Innovation, Inc.*	3,917	23,580
Skyline Champion Corp.*	3,569	239,980
Snap One Holdings Corp.*(b)	923	18,128
Sonos, Inc.*(b)	8,166	223,667
Taylor Morrison Home Corp.*	8,134	239,953
Traeger, Inc.*	1,531	15,111
Tri Pointe Homes, Inc.*	7,586	169,699
Tupperware Brands Corp.*	3,317	60,469
Universal Electronics, Inc.*	854	28,378
VOXX International Corp.*	1,061	11,384
Vuzix Corp.*(b)	3,986	22,561
Weber, Inc., Class A(b)	1,210	13,818
		3,316,516
Household Products - 0.2%
Central Garden & Pet Co.*	678	32,097
Central Garden & Pet Co., Class A*	2,753	121,242
Energizer Holdings, Inc.	4,621	154,295
Oil-Dri Corp. of America	363	11,209
WD-40 Co.	931	197,270
		516,113
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class A	3,667	112,174
Clearway Energy, Inc., Class C, Class C	5,581	186,405
Ormat Technologies, Inc.(b)	3,078	219,615

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Sunnova Energy International, Inc.*	5,844	117,757
		635,951
Insurance - 1.7%
Ambac Financial Group, Inc.*	3,092	39,670
American Equity Investment Life Holding Co.	5,623	211,931
American National Group, Inc.	516	97,539
AMERISAFE, Inc.	1,301	61,277
Argo Group International Holdings Ltd.	2,156	90,919
Bright Health Group, Inc.*(b)	3,607	11,975
BRP Group, Inc., Class A*	3,225	89,558
Citizens, Inc.*(b)	3,395	14,429
CNO Financial Group, Inc.	8,362	202,110
Crawford & Co., Class A	1,102	8,496
Donegal Group, Inc., Class A	1,007	13,756
eHealth, Inc.*	1,675	26,029
Employers Holdings, Inc.	1,900	73,834
Enstar Group Ltd.*	848	241,705
Genworth Financial, Inc., Class A*	34,464	139,924
Goosehead Insurance, Inc., Class A	1,228	106,811
Greenlight Capital Re Ltd., Class A*	1,784	12,827
HCI Group, Inc.	595	37,045
Heritage Insurance Holdings, Inc.	1,755	9,793
Horace Mann Educators Corp.	2,839	118,074
Investors Title Co.	94	18,006
James River Group Holdings Ltd.	2,493	66,314
Kinsale Capital Group, Inc.	1,459	306,040
Maiden Holdings Ltd.*	4,720	11,517
MBIA, Inc.*	3,255	49,639
MetroMile, Inc.*	6,551	8,385
National Western Life Group, Inc., Class A	183	39,043
NI Holdings, Inc.*	589	10,561
Palomar Holdings, Inc.*	1,678	108,114
ProAssurance Corp.	3,653	88,037
RLI Corp.	2,719	275,978
Safety Insurance Group, Inc.	989	82,522
Selective Insurance Group, Inc.	4,039	336,004
Selectquote, Inc.*(b)	9,106	28,320
SiriusPoint Ltd.*	6,017	44,466
Stewart Information Services Corp.	1,815	123,202
Tiptree, Inc.	1,599	20,451
Trean Insurance Group, Inc.*	1,198	8,506
Trupanion, Inc.*	2,598	232,859
United Fire Group, Inc.	1,432	39,537
United Insurance Holdings Corp.	1,380	5,051
Universal Insurance Holdings, Inc.	1,839	21,259
		3,531,513
Interactive Media & Services - 0.5%
Cargurus, Inc.*	6,491	314,489
Cars.com, Inc.*	4,649	75,221
Eventbrite, Inc., Class A*(b)	5,188	78,391
EverQuote, Inc., Class A*	1,329	19,776
fuboTV, Inc.*(b)	9,195	78,617
Liberty TripAdvisor Holdings, Inc., Class A*	4,944	10,481
MediaAlpha, Inc., Class A*	1,446	20,765
Outbrain, Inc.*	559	7,289
QuinStreet, Inc.*	3,413	38,396
Society Pass, Inc.*	202	527
TrueCar, Inc.*	6,478	21,636
Yelp, Inc.*	4,868	164,977
Ziff Davis, Inc.*	2,953	297,072
		1,127,637
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	1,810	28,019
1stdibs.com, Inc.*(b)	446	4,884
aka Brands Holding Corp.*	647	4,872
CarParts.com, Inc.*	3,319	27,780
Duluth Holdings, Inc., Class B*	829	11,548
Groupon, Inc.*(b)	1,600	34,752
Lands' End, Inc.*	975	16,536
Liquidity Services, Inc.*	1,801	31,031
Lulu's Fashion Lounge Holdings, Inc.*	393	3,918
Overstock.com, Inc.*	2,926	166,489
PetMed Express, Inc.(b)	1,384	37,299
Porch Group, Inc.*	5,240	42,444
Quotient Technology, Inc.*	6,109	40,564
RealReal, Inc. (The)*	5,431	48,390
Rent the Runway, Inc., Class A*(b)	1,167	7,084
Revolve Group, Inc.*	2,438	115,634
Shutterstock, Inc.	1,594	144,305
Stitch Fix, Inc., Class A*	5,537	69,489
Xometry, Inc., Class A*(b)	543	26,558
		861,596
IT Services - 1.3%
BigCommerce Holdings, Inc., Series 1*	3,289	85,185
BM Technologies, Inc.*(b)	758	7,231
Brightcove, Inc.*	2,763	20,667
Cantaloupe, Inc.*	3,959	30,761
Cass Information Systems, Inc.	934	36,968
Conduent, Inc.*	11,386	55,450
CSG Systems International, Inc.	2,210	136,401
DigitalOcean Holdings, Inc.*	3,450	204,654
EVERTEC, Inc.	4,123	166,404
Evo Payments, Inc., Class A*	3,225	77,755
ExlService Holdings, Inc.*	2,232	269,603
Flywire Corp.*	4,279	115,790
GreenBox POS*(b)	1,241	4,219
Grid Dynamics Holdings, Inc.*	3,087	37,507
Hackett Group, Inc. (The)	1,677	34,747
I3 Verticals, Inc., Class A*	1,451	38,306
IBEX Holdings Ltd.*	378	5,961
International Money Express, Inc.*	2,199	35,316
Limelight Networks, Inc.*	8,493	33,208
LiveRamp Holdings, Inc.*	4,489	193,745
Maximus, Inc.	4,168	328,689
MoneyGram International, Inc.*	6,088	65,385
Paya Holdings, Inc.*	5,824	37,565
Perficient, Inc.*	2,210	225,199
Priority Technology Holdings, Inc.*(b)	692	3,640
Rackspace Technology, Inc.*	3,708	41,270
Remitly Global, Inc.*	840	9,198
Repay Holdings Corp.*	5,884	101,617
StarTek, Inc.*	1,146	5,020
TTEC Holdings, Inc.	1,254	99,693
Tucows, Inc., Class A*	670	45,011
Unisys Corp.*	4,460	95,310
Verra Mobility Corp.*(b)	9,780	164,304
		2,811,779
Leisure Products - 0.4%
Acushnet Holdings Corp.	2,328	101,966

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

American Outdoor Brands, Inc.*	953	14,895
AMMO, Inc.*(b)	5,923	27,897
Callaway Golf Co.*	7,871	194,728
Clarus Corp.	1,801	41,009
Escalade, Inc.	680	9,010
Genius Brands International, Inc.*(b)	19,181	17,031
Johnson Outdoors, Inc., Class A	363	29,937
Latham Group, Inc.*(b)	2,165	37,866
Malibu Boats, Inc., Class A*	1,406	97,956
Marine Products Corp.	552	6,674
MasterCraft Boat Holdings, Inc.*	1,274	36,487
Nautilus, Inc.*	2,048	9,974
Smith & Wesson Brands, Inc.	3,254	57,368
Solo Brands, Inc., Class A*(b)	790	8,342
Sturm Ruger & Co., Inc.	1,165	84,358
Vista Outdoor, Inc.*	3,904	142,301
		917,799
Life Sciences Tools & Services - 0.6%
Absci Corp.*(b)	936	8,770
Akoya Biosciences, Inc.*	916	10,149
Alpha Teknova, Inc.*	470	7,990
Berkeley Lights, Inc.*	3,311	25,395
Bionano Genomics, Inc.*(b)	19,823	42,421
ChromaDex Corp.*	3,184	8,692
Codex DNA, Inc.*(b)	525	5,355
Codexis, Inc.*	4,097	81,653
Cytek Biosciences, Inc.*	1,089	14,854
Fluidigm Corp.*	5,199	19,132
Harvard Bioscience, Inc.*	2,670	14,418
Inotiv, Inc.*	1,007	26,615
IsoPlexis Corp.*(b)	572	2,769
MaxCyte, Inc.*	6,514	45,338
Medpace Holdings, Inc.*	1,970	301,351
NanoString Technologies, Inc.*	3,082	109,288
NeoGenomics, Inc.*	7,695	164,750
Pacific Biosciences of California, Inc.*	13,212	157,487
Personalis, Inc.*	2,444	25,662
Quanterix Corp.*	2,099	70,820
Rapid Micro Biosystems, Inc., Class A*	560	3,914
Seer, Inc.*(b)	2,830	43,356
Singular Genomics Systems, Inc.*	824	6,782
		1,196,961
Machinery - 3.2%
AgEagle Aerial Systems, Inc.*	4,610	5,394
Alamo Group, Inc.	682	94,873
Albany International Corp., Class A	2,091	183,632
Altra Industrial Motion Corp.	4,408	187,208
Astec Industries, Inc.	1,538	76,592
Barnes Group, Inc.	3,222	149,662
Blue Bird Corp.*	1,079	22,994
Chart Industries, Inc.*	2,483	358,545
CIRCOR International, Inc.*	1,250	33,675
Columbus McKinnon Corp.	1,893	86,397
Commercial Vehicle Group, Inc.*	2,179	17,410
Desktop Metal, Inc., Class A*(b)	12,728	52,948
Douglas Dynamics, Inc.	1,532	56,286
Energy Recovery, Inc.*	2,827	53,713
Enerpac Tool Group Corp.	4,109	70,880
EnPro Industries, Inc.	1,402	154,837
ESCO Technologies, Inc.	1,738	120,913
Evoqua Water Technologies Corp.*	7,870	335,734
Federal Signal Corp.	4,094	147,834
Franklin Electric Co., Inc.	3,156	266,871
Gorman-Rupp Co. (The)	1,539	57,343
Greenbrier Cos., Inc. (The)	2,163	96,102
Helios Technologies, Inc.	2,198	172,345
Hillenbrand, Inc.	4,955	236,403
Hydrofarm Holdings Group, Inc.*	2,648	53,622
Hyliion Holdings Corp.*(b)	7,966	34,413
Hyster-Yale Materials Handling, Inc.	685	26,222
Ideanomics, Inc.*(b)	29,878	31,372
John Bean Technologies Corp.	2,131	241,591
Kadant, Inc.	775	152,946
Kennametal, Inc.	5,684	180,240
Lindsay Corp.	745	97,751
Luxfer Holdings plc	1,872	32,610
Manitowoc Co., Inc. (The)*	2,331	38,531
Mayville Engineering Co., Inc.*	608	6,287
Meritor, Inc.*	4,610	164,162
Miller Industries, Inc.	758	23,483
Mueller Industries, Inc.	3,823	218,102
Mueller Water Products, Inc., Class A	10,707	135,872
Nikola Corp.*(b)	15,532	122,703
NN, Inc.*	2,903	7,519
Omega Flex, Inc.	195	28,324
Park-Ohio Holdings Corp.	583	9,264
Proto Labs, Inc.*	1,893	106,443
RBC Bearings, Inc.*(b)	1,899	368,121
REV Group, Inc.	1,933	26,134
Shyft Group, Inc. (The)	2,354	95,125
SPX Corp.*	2,984	151,289
SPX FLOW, Inc.	2,824	242,553
Standex International Corp.	817	86,545
Tennant Co.	1,252	98,633
Terex Corp.	4,647	191,828
Titan International, Inc.*	3,474	38,909
Trinity Industries, Inc.	5,254	151,630
Wabash National Corp.	3,354	57,152
Watts Water Technologies, Inc., Class A	1,869	269,043
Welbilt, Inc.*	8,884	210,018
		6,737,028
Marine - 0.2%
Costamare, Inc.	3,584	48,384
Eagle Bulk Shipping, Inc.(b)	605	31,902
Genco Shipping & Trading Ltd.	2,186	42,146
Matson, Inc.(b)	2,827	313,147
Safe Bulkers, Inc.*	4,302	17,982
		453,561
Media - 0.9%
Advantage Solutions, Inc.*(b)	5,183	40,790
AMC Networks, Inc., Class A*	1,977	81,947
Audacy, Inc.*	8,018	24,856
Boston Omaha Corp., Class A*	1,383	38,710
Cardlytics, Inc.*(b)	2,199	127,542
Clear Channel Outdoor Holdings, Inc.*	24,676	92,288
comScore, Inc.*	4,760	12,471
Daily Journal Corp.*	85	27,486
Digital Media Solutions, Inc.*(b)	210	718
Emerald Holding, Inc.*	1,599	5,724
Entravision Communications Corp., Class A	4,088	26,163

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

EW Scripps Co. (The), Class A*	3,897	86,747
Fluent, Inc.*	2,944	4,181
Gannett Co., Inc.*	9,560	47,418
Gray Television, Inc.	5,806	136,035
Hemisphere Media Group, Inc.*	1,101	5,890
iHeartMedia, Inc., Class A*	7,611	163,256
Integral Ad Science Holding Corp.*	1,178	22,040
John Wiley & Sons, Inc., Class A(b)	2,934	147,610
Magnite, Inc.*	8,825	128,669
National CineMedia, Inc.	4,101	12,180
Scholastic Corp.	1,792	75,407
Sinclair Broadcast Group, Inc., Class A	3,121	93,630
Stagwell, Inc.*	4,195	31,798
TechTarget, Inc.*	1,773	138,968
TEGNA, Inc.	15,030	344,488
Thryv Holdings, Inc.*	523	15,899
WideOpenWest, Inc.*	3,558	60,450
		1,993,361
Metals & Mining - 1.2%
Allegheny Technologies, Inc.*	8,655	222,780
Arconic Corp.*	7,260	222,882
Carpenter Technology Corp.(b)	3,238	124,307
Century Aluminum Co.*	3,490	82,434
Coeur Mining, Inc.*	17,388	74,768
Commercial Metals Co.	8,161	314,606
Compass Minerals International, Inc.	2,326	136,350
Constellium SE*	8,441	164,009
Gatos Silver, Inc.*	3,155	10,632
Haynes International, Inc.	850	31,076
Hecla Mining Co.	36,128	208,097
Kaiser Aluminum Corp.	1,080	104,220
Materion Corp.	1,384	115,633
MP Materials Corp.*	5,161	235,445
Novagold Resources, Inc.*	16,117	112,497
Olympic Steel, Inc.	631	16,892
Perpetua Resources Corp.*	2,208	7,949
PolyMet Mining Corp.*(b)	1,965	5,345
Ryerson Holding Corp.	1,114	29,098
Schnitzer Steel Industries, Inc., Class A	1,755	85,381
SunCoke Energy, Inc.	5,653	44,828
TimkenSteel Corp.*	3,121	56,272
Warrior Met Coal, Inc.	3,501	110,281
Worthington Industries, Inc.	2,247	128,124
		2,643,906
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AFC Gamma, Inc.	847	16,728
Angel Oak Mortgage, Inc.	496	8,055
Apollo Commercial Real Estate Finance, Inc.	9,538	124,471
Arbor Realty Trust, Inc.	9,780	176,040
Ares Commercial Real Estate Corp.	2,977	43,613
ARMOUR Residential REIT, Inc.(b)	6,051	49,195
Blackstone Mortgage Trust, Inc., Class A	10,688	339,665
BrightSpire Capital, Inc.	5,737	50,830
Broadmark Realty Capital, Inc.	8,729	75,593
Chimera Investment Corp.	16,022	194,988
Dynex Capital, Inc.(b)	2,452	37,687
Ellington Financial, Inc.	3,663	64,725
Franklin BSP Realty Trust, Inc.	2,444	32,261
Granite Point Mortgage Trust, Inc.	3,632	40,751
Great Ajax Corp.	1,474	16,789
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,212	246,736
Invesco Mortgage Capital, Inc.	21,339	46,519
KKR Real Estate Finance Trust, Inc.	2,408	51,700
Ladder Capital Corp.	7,720	88,471
MFA Financial, Inc.	30,090	122,165
New York Mortgage Trust, Inc.	25,795	90,540
Orchid Island Capital, Inc.(b)	9,237	30,390
PennyMac Mortgage Investment Trust	6,663	103,943
Ready Capital Corp.	4,058	60,261
Redwood Trust, Inc.	7,798	81,021
TPG RE Finance Trust, Inc.	4,077	48,272
Two Harbors Investment Corp.	23,390	118,353
		2,359,762
Multiline Retail - 0.4%
Big Lots, Inc.	2,193	76,229
Dillard's, Inc., Class A	396	99,281
Franchise Group, Inc.	1,923	81,055
Macy's, Inc.	21,345	553,262
		809,827
Multi-Utilities - 0.4%
Avista Corp.	4,810	214,670
Black Hills Corp.	4,353	304,666
NorthWestern Corp.	3,591	217,184
Unitil Corp.	1,065	53,772
		790,292
Oil, Gas & Consumable Fuels - 4.1%
Aemetis, Inc.*(b)	1,836	23,537
Alto Ingredients, Inc.*	4,862	28,345
Antero Resources Corp.*	19,445	445,874
Arch Resources, Inc.(b)	1,024	122,235
Berry Corp.	4,583	45,830
Brigham Minerals, Inc., Class A	2,965	67,543
California Resources Corp.	5,509	227,136
Callon Petroleum Co.*	3,234	182,268
Centennial Resource Development, Inc., Class A*(b)	12,545	110,145
Centrus Energy Corp., Class A*	666	30,150
Chesapeake Energy Corp.(b)	7,134	551,101
Civitas Resources, Inc.	2,951	148,937
Clean Energy Fuels Corp.*(b)	10,543	76,648
CNX Resources Corp.*	14,261	233,025
Comstock Resources, Inc.*	6,223	51,651
CONSOL Energy, Inc.*	2,331	71,655
Crescent Energy, Inc., Class A(b)	1,998	30,270
CVR Energy, Inc.	2,012	34,989
Delek US Holdings, Inc.*	4,474	77,087
Denbury, Inc.*	3,436	249,660
DHT Holdings, Inc.	9,633	60,592
Dorian LPG Ltd.	2,117	29,172
Earthstone Energy, Inc., Class A*	1,722	22,386
Energy Fuels, Inc.*(b)	10,507	85,842
Equitrans Midstream Corp.	27,788	178,121
Falcon Minerals Corp.	2,679	15,377
Frontline Ltd.*(b)	8,116	76,372
Gevo, Inc.*(b)	13,534	48,046
Golar LNG Ltd.*	6,879	119,695
Green Plains, Inc.*	3,240	106,078
HighPeak Energy, Inc.	357	7,547

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

International Seaways, Inc.(b)	3,124	57,138
Kinetik Holdings, Inc.(b)	211	14,348
Kosmos Energy Ltd.*	30,624	148,833
Laredo Petroleum, Inc.*	855	65,459
Magnolia Oil & Gas Corp., Class A	9,797	218,963
Matador Resources Co.	7,524	373,190
Murphy Oil Corp.	9,955	345,140
Nordic American Tankers Ltd.(b)	11,425	27,648
Northern Oil and Gas, Inc.	3,551	89,059
Oasis Petroleum, Inc.	1,350	178,888
Ovintiv, Inc.	17,827	817,367
Par Pacific Holdings, Inc.*	3,053	41,521
PBF Energy, Inc., Class A*	6,573	109,243
PDC Energy, Inc.	6,627	427,574
Peabody Energy Corp.*	6,047	104,855
Range Resources Corp.*	16,254	373,029
Ranger Oil Corp.*	1,441	48,648
Renewable Energy Group, Inc.*	3,042	187,083
REX American Resources Corp.*	363	34,289
Riley Exploration Permian, Inc.	172	5,762
Scorpio Tankers, Inc.	3,325	57,822
SFL Corp. Ltd.	8,432	83,898
SM Energy Co.(b)	8,150	289,406
Southwestern Energy Co.*	69,064	344,629
Talos Energy, Inc.*	2,511	39,448
Teekay Corp.*	4,717	15,896
Teekay Tankers Ltd., Class A*	1,616	23,093
Tellurian, Inc.*	25,188	95,966
Uranium Energy Corp.*(b)	17,413	69,478
Ur-Energy, Inc.*	12,300	18,204
W&T Offshore, Inc.*	6,378	30,997
Whiting Petroleum Corp.	2,683	198,140
World Fuel Services Corp.	4,239	120,133
		8,612,461
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,118	32,232
Glatfelter Corp.	2,976	40,890
Neenah, Inc.	1,150	44,793
Schweitzer-Mauduit International, Inc.	2,127	66,405
Verso Corp., Class A	1,814	48,089
		232,409
Personal Products - 0.5%
Beauty Health Co. (The)*	5,847	113,315
BellRing Brands, Inc., Class A*	2,708	69,244
Edgewell Personal Care Co.	3,690	131,659
elf Beauty, Inc.*	3,270	86,426
Honest Co., Inc. (The)*	5,781	33,414
Inter Parfums, Inc.	1,216	112,942
Medifast, Inc.	776	144,336
Nature's Sunshine Products, Inc.	806	14,129
NewAge, Inc.*(b)	9,142	6,187
Nu Skin Enterprises, Inc., Class A	3,383	156,938
Revlon, Inc., Class A*	484	4,690
Thorne HealthTech, Inc.*	445	1,994
USANA Health Sciences, Inc.*	819	72,080
Veru, Inc.*	4,373	24,445
		971,799
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc.*(b)	15,390	8,398
Aclaris Therapeutics, Inc.*	3,470	51,703
Aerie Pharmaceuticals, Inc.*	2,873	23,846
Amneal Pharmaceuticals, Inc.*	6,772	30,677
Amphastar Pharmaceuticals, Inc.*	2,515	69,691
Ampio Pharmaceuticals, Inc.*(b)	13,236	6,617
Angion Biomedica Corp.*	1,476	2,745
ANI Pharmaceuticals, Inc.*	749	28,050
Antares Pharma, Inc.*	11,339	39,686
Arvinas, Inc.*	3,199	207,327
Atea Pharmaceuticals, Inc.*	4,386	27,807
Athira Pharma, Inc.*(b)	2,195	20,106
Axsome Therapeutics, Inc.*(b)	1,891	53,156
BioDelivery Sciences International, Inc.*	6,332	35,333
Cara Therapeutics, Inc.*	3,016	31,276
Cassava Sciences, Inc.*(b)	2,598	110,441
Citius Pharmaceuticals, Inc.*(b)	7,714	11,880
Collegium Pharmaceutical, Inc.*	2,347	45,696
Corcept Therapeutics, Inc.*	6,502	144,930
CorMedix, Inc.*(b)	2,577	12,576
Cymabay Therapeutics, Inc.*	4,708	14,971
DICE Therapeutics, Inc.*	942	17,418
Durect Corp.*	15,375	10,197
Edgewise Therapeutics, Inc.*(b)	2,628	30,984
Endo International plc*	15,569	48,420
Esperion Therapeutics, Inc.*	1,833	7,497
Evolus, Inc.*	2,256	20,642
EyePoint Pharmaceuticals, Inc.*	1,436	14,288
Fulcrum Therapeutics, Inc.*	1,864	20,504
Harmony Biosciences Holdings, Inc.*	1,559	62,298
Ikena Oncology, Inc.*(b)	1,884	11,511
Innoviva, Inc.*	2,945	56,573
Intra-Cellular Therapies, Inc.*	5,370	297,928
Kala Pharmaceuticals, Inc.*(b)	3,286	2,175
Kaleido Biosciences, Inc.*(b)	1,319	1,965
KemPharm, Inc.*	2,014	11,943
Landos Biopharma, Inc.*	318	677
Marinus Pharmaceuticals, Inc.*(b)	2,511	19,636
Mind Medicine MindMed, Inc.*(b)	23,646	28,848
NGM Biopharmaceuticals, Inc.*	2,141	31,815
Nuvation Bio, Inc.*(b)	10,794	54,618
Ocular Therapeutix, Inc.*	5,207	29,055
Omeros Corp.*(b)	4,098	29,506
Oramed Pharmaceuticals, Inc.*	2,060	21,218
Pacira BioSciences, Inc.*	3,000	200,070
Paratek Pharmaceuticals, Inc.*	3,329	11,718
Phathom Pharmaceuticals, Inc.*(b)	1,374	24,911
Phibro Animal Health Corp., Class A	1,387	29,543
Pliant Therapeutics, Inc.*	1,636	14,675
Prestige Consumer Healthcare, Inc.*	3,402	202,521
Provention Bio, Inc.*(b)	3,767	23,619
Rain Therapeutics, Inc.*	1,080	6,458
Reata Pharmaceuticals, Inc., Class A*	1,862	60,962
Relmada Therapeutics, Inc.*	1,067	21,884
Revance Therapeutics, Inc.*	4,768	64,702
Seelos Therapeutics, Inc.*(b)	6,674	7,074
SIGA Technologies, Inc.*	3,275	19,650
Supernus Pharmaceuticals, Inc.*	3,333	106,489
Tarsus Pharmaceuticals, Inc.*(b)	574	10,120
Terns Pharmaceuticals, Inc.*	931	3,091
TherapeuticsMD, Inc.*	26,495	6,338
Theravance Biopharma, Inc.*	4,079	41,075
Theseus Pharmaceuticals, Inc.*(b)	776	7,838
Ventyx Biosciences, Inc.*(b)	702	8,206
Verrica Pharmaceuticals, Inc.*(b)	891	7,467

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

WaVe Life Sciences Ltd.*	3,007	7,382
Zogenix, Inc.*	3,814	100,156
		2,792,577
Professional Services - 1.5%
Acacia Research Corp.*(b)	3,340	12,792
ASGN, Inc.*	3,462	383,555
Atlas Technical Consultants, Inc.*(b)	984	11,296
Barrett Business Services, Inc.	516	31,037
CBIZ, Inc.*	3,332	129,648
CRA International, Inc.	491	43,616
Exponent, Inc.	3,529	334,408
First Advantage Corp.*	3,742	60,433
Forrester Research, Inc.*	767	39,830
Franklin Covey Co.*	855	39,415
Heidrick & Struggles International, Inc.	1,315	56,216
HireQuest, Inc.(b)	353	6,622
HireRight Holdings Corp.*	1,524	19,919
Huron Consulting Group, Inc.*	1,476	72,811
ICF International, Inc.	1,255	111,218
Insperity, Inc.	2,469	222,087
KBR, Inc.	9,612	477,140
Kelly Services, Inc., Class A	2,395	50,822
Kforce, Inc.	1,376	103,448
Korn Ferry	3,662	242,644
ManTech International Corp., Class A	1,859	154,985
Mistras Group, Inc.*	1,359	9,065
Resources Connection, Inc.	2,164	35,922
Sterling Check Corp.*	1,127	23,735
TriNet Group, Inc.*	2,761	241,063
TrueBlue, Inc.*	2,380	64,736
Upwork, Inc.*	8,020	202,746
Willdan Group, Inc.*	763	24,645
		3,205,854
Real Estate Management & Development - 0.6%
Cushman & Wakefield plc*	9,428	206,662
Douglas Elliman, Inc.*	4,875	36,757
eXp World Holdings, Inc.(b)	4,267	114,100
Fathom Holdings, Inc.*	422	5,414
Forestar Group, Inc.*	1,165	21,331
FRP Holdings, Inc.*	446	25,837
Kennedy-Wilson Holdings, Inc.	8,070	178,670
Marcus & Millichap, Inc.*	1,612	80,165
Newmark Group, Inc., Class A	10,147	179,399
Rafael Holdings, Inc., Class B*	669	2,107
RE/MAX Holdings, Inc., Class A	1,258	37,287
Realogy Holdings Corp.*	7,829	142,331
Redfin Corp.*(b)	7,009	151,605
RMR Group, Inc. (The), Class A	1,032	30,072
St Joe Co. (The)	2,268	122,540
Tejon Ranch Co.*	1,414	24,010
		1,358,287
Road & Rail - 0.8%
ArcBest Corp.	1,718	159,224
Avis Budget Group, Inc.*	2,808	515,100
Covenant Logistics Group, Inc.*	829	18,661
Daseke, Inc.*	2,731	34,274
Heartland Express, Inc.	3,199	45,938
HyreCar, Inc.*(b)	1,203	3,272
Marten Transport Ltd.	4,046	69,793
PAM Transportation Services, Inc.*	241	16,260
Saia, Inc.*	1,804	518,163
Universal Logistics Holdings, Inc.	523	10,005
US Xpress Enterprises, Inc., Class A*	1,831	8,313
Werner Enterprises, Inc.	4,200	182,532
Yellow Corp.*	3,417	30,787
		1,612,322
Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd.*	1,446	77,751
Ambarella, Inc.*	2,408	336,422
Amkor Technology, Inc.	6,935	157,216
Atomera, Inc.*(b)	1,377	22,101
Axcelis Technologies, Inc.*	2,265	156,783
AXT, Inc.*(b)	2,754	20,517
CEVA, Inc.*	1,530	62,378
CMC Materials, Inc.	1,929	357,695
Cohu, Inc.*	3,257	101,553
Diodes, Inc.*	2,968	265,903
FormFactor, Inc.*	5,281	213,828
Ichor Holdings Ltd.*	1,910	67,289
Impinj, Inc.*	1,285	88,344
Kopin Corp.*	5,265	13,900
Kulicke & Soffa Industries, Inc.(b)	4,159	217,266
Lattice Semiconductor Corp.*	9,226	577,732
MACOM Technology Solutions Holdings, Inc.*	3,315	199,232
MaxLinear, Inc.*	4,824	295,952
Meta Materials, Inc.*(b)	13,769	29,603
NeoPhotonics Corp.*	3,481	53,294
NVE Corp.	326	18,647
Onto Innovation, Inc.*	3,316	285,872
PDF Solutions, Inc.*	2,039	55,787
Photronics, Inc.*	4,042	74,454
Power Integrations, Inc.	4,105	369,450
Rambus, Inc.*	7,376	199,152
Semtech Corp.*	4,395	304,925
Silicon Laboratories, Inc.*	2,712	416,862
SiTime Corp.*	1,083	218,918
SkyWater Technology, Inc.*(b)	545	6,295
SMART Global Holdings, Inc.*(b)	2,380	65,331
SunPower Corp.*(b)	5,432	97,396
Synaptics, Inc.*	2,662	608,081
Ultra Clean Holdings, Inc.*	3,015	138,117
Veeco Instruments, Inc.*(b)	3,386	96,738
		6,270,784
Software - 4.6%
8x8, Inc.*	7,672	99,429
A10 Networks, Inc.	4,080	58,099
ACI Worldwide, Inc.*	8,020	268,830
Agilysys, Inc.*	1,444	60,691
Alarm.com Holdings, Inc.*(b)	3,216	211,709
Alkami Technology, Inc.*	1,930	30,417
Altair Engineering, Inc., Class A*	3,146	208,957
American Software, Inc., Class A	2,135	46,906
Appfolio, Inc., Class A*	1,299	146,969
Appian Corp.*	2,676	163,129
Arteris, Inc.*	350	5,226
Asana, Inc., Class A*	4,844	265,403
Avaya Holdings Corp.*	5,609	77,236
AvidXchange Holdings, Inc.*	1,715	16,515
Benefitfocus, Inc.*	1,694	17,076
Blackbaud, Inc.*	3,255	203,405
Blackline, Inc.*(b)	3,683	277,367
Bottomline Technologies DE, Inc.*	3,052	172,865

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Box, Inc., Class A*	9,495	243,167
BTRS Holdings, Inc., Class A*	4,481	27,334
Cerence, Inc.*	2,573	92,911
ChannelAdvisor Corp.*	2,004	35,972
Cleanspark, Inc.*(b)	2,331	24,709
CommVault Systems, Inc.*	3,110	195,650
Consensus Cloud Solutions, Inc.*	1,089	60,614
CoreCard Corp.*(b)	495	15,949
Couchbase, Inc.*	676	14,243
CS Disco, Inc.*	524	19,797
Digimarc Corp.*(b)	857	25,821
Digital Turbine, Inc.*	6,174	299,316
Domo, Inc., Class B*	1,906	84,817
E2open Parent Holdings, Inc.*(b)	13,512	121,338
Ebix, Inc.	1,804	53,236
eGain Corp.*	1,403	16,541
Enfusion, Inc., Class A*(b)	1,482	24,586
EngageSmart, Inc.*	1,088	23,936
Envestnet, Inc.*	3,692	276,235
EverCommerce, Inc.*	1,132	13,561
GTY Technology Holdings, Inc.*	2,187	9,710
Instructure Holdings, Inc.*(b)	829	18,578
Intapp, Inc.*(b)	702	16,188
InterDigital, Inc.	2,102	135,411
JFrog Ltd.*	3,597	89,098
Kaltura, Inc.*	1,181	2,645
LivePerson, Inc.*	4,470	90,652
Marathon Digital Holdings, Inc.*(b)	6,499	164,750
MeridianLink, Inc.*	854	16,721
MicroStrategy, Inc., Class A*(b)	580	256,940
Mimecast Ltd.*	4,136	328,936
Mitek Systems, Inc.*	2,920	43,391
Model N, Inc.*	2,410	59,262
Momentive Global, Inc.*	8,817	138,603
ON24, Inc.*	1,831	28,564
OneSpan, Inc.*	2,396	33,017
PagerDuty, Inc.*	5,581	188,749
Ping Identity Holding Corp.*	4,133	86,958
Progress Software Corp.	2,989	131,755
PROS Holdings, Inc.*	2,717	86,346
Q2 Holdings, Inc.*	3,718	241,856
Qualys, Inc.*	2,321	290,845
Rapid7, Inc.*	3,822	395,424
Rekor Systems, Inc.*(b)	2,298	10,870
Rimini Street, Inc.*	3,033	13,739
Riot Blockchain, Inc.*(b)	6,055	104,328
Sailpoint Technologies Holdings, Inc.*	6,227	257,611
Sapiens International Corp. NV	2,101	56,706
SecureWorks Corp., Class A*	685	10,528
ShotSpotter, Inc.*	580	14,894
Smith Micro Software, Inc.*	3,131	13,025
Sprout Social, Inc., Class A*	3,078	200,409
SPS Commerce, Inc.*	2,453	318,522
Stronghold Digital Mining, Inc., Class A*	508	6,406
Sumo Logic, Inc.*	5,955	71,698
Telos Corp.*	2,714	30,994
Tenable Holdings, Inc.*	6,275	347,384
Upland Software, Inc.*	1,966	37,079
Varonis Systems, Inc.*	7,283	317,539
Verint Systems, Inc.*	4,377	219,857
Veritone, Inc.*	1,927	32,451
Viant Technology, Inc., Class A*	776	6,386
VirnetX Holding Corp.*	4,321	7,864
Vonage Holdings Corp.*	16,430	333,858
Weave Communications, Inc.*	317	3,186
Workiva, Inc.*	2,911	306,528
Xperi Holding Corp.	7,130	123,492
Yext, Inc.*	7,647	56,741
Zuora, Inc., Class A*	7,574	114,973
		9,871,429
Specialty Retail - 2.0%
Aaron's Co., Inc. (The)	2,122	44,541
Abercrombie & Fitch Co., Class A*	3,982	151,635
Academy Sports & Outdoors, Inc.*	5,274	170,719
American Eagle Outfitters, Inc.	10,340	217,967
America's Car-Mart, Inc.*	413	39,722
Arko Corp.*(b)	8,212	68,570
Asbury Automotive Group, Inc.*	1,575	305,723
Barnes & Noble Education, Inc.*	3,072	16,835
Bed Bath & Beyond, Inc.*	6,916	116,811
Big 5 Sporting Goods Corp.(b)	1,414	23,416
Boot Barn Holdings, Inc.*	1,985	172,735
Buckle, Inc. (The)	2,021	72,756
Caleres, Inc.	2,506	52,025
Camping World Holdings, Inc., Class A	2,842	87,278
CarLotz, Inc.*(b)	4,870	9,837
Cato Corp. (The), Class A	1,348	23,725
Chico's FAS, Inc.*	8,176	38,427
Children's Place, Inc. (The)*	950	59,812
Citi Trends, Inc.*	592	22,087
Conn's, Inc.*	1,214	22,265
Container Store Group, Inc. (The)*	2,163	19,099
Designer Brands, Inc., Class A*	4,082	53,270
Genesco, Inc.*	1,005	64,471
Group 1 Automotive, Inc.	1,193	217,042
GrowGeneration Corp.*	3,763	31,647
Guess?, Inc.	2,734	59,875
Haverty Furniture Cos., Inc.	1,104	31,365
Hibbett, Inc.	1,007	45,396
JOANN, Inc.(b)	777	8,842
Kirkland's, Inc.*	899	12,442
Lazydays Holdings, Inc.*	524	9,552
LL Flooring Holdings, Inc.*	1,946	31,253
MarineMax, Inc.*	1,435	65,666
Monro, Inc.	2,265	105,730
Murphy USA, Inc.	1,643	296,956
National Vision Holdings, Inc.*	5,551	203,555
ODP Corp. (The)*	3,137	138,028
OneWater Marine, Inc., Class A	693	35,211
Party City Holdco, Inc.*	7,532	32,614
Rent-A-Center, Inc.	4,482	127,334
Sally Beauty Holdings, Inc.*	7,660	132,365
Shift Technologies, Inc.*(b)	4,216	8,516
Shoe Carnival, Inc.	1,199	34,963
Signet Jewelers Ltd.(b)	3,592	253,236
Sleep Number Corp.*	1,509	99,141
Sonic Automotive, Inc., Class A	1,468	78,846
Sportsman's Warehouse Holdings, Inc.*	2,954	33,705
Tilly's, Inc., Class A	1,536	19,507
Torrid Holdings, Inc.*(b)	860	7,525
TravelCenters of America, Inc.*	851	35,938
Urban Outfitters, Inc.*	4,664	128,307
Winmark Corp.	234	52,935

Ultra Russell2000
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Zumiez, Inc.*	1,446	64,333
		4,255,551
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	8,436	150,329
Avid Technology, Inc.*	2,453	77,171
Corsair Gaming, Inc.*	1,858	42,883
Diebold Nixdorf, Inc.*	4,890	42,543
Eastman Kodak Co.*(b)	3,049	14,544
Quantum Corp.*	3,972	10,327
Super Micro Computer, Inc.*	2,974	116,848
Turtle Beach Corp.*	1,028	24,436
		479,081
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	3,961	331,654
Fossil Group, Inc.*	3,240	43,805
G-III Apparel Group Ltd.*	3,001	83,248
Kontoor Brands, Inc.	3,525	174,628
Movado Group, Inc.	1,066	42,022
Oxford Industries, Inc.	1,089	96,257
PLBY Group, Inc.*(b)	1,964	31,267
Rocky Brands, Inc.	459	17,690
Steven Madden Ltd.	5,481	233,819
Superior Group of Cos., Inc.	792	16,236
Unifi, Inc.*	942	17,681
Vera Bradley, Inc.*	1,766	13,351
Wolverine World Wide, Inc.	5,525	127,241
		1,228,899
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc.*	3,882	212,501
Blue Foundry Bancorp*	1,906	26,474
Bridgewater Bancshares, Inc.*	1,429	24,050
Capitol Federal Financial, Inc.	8,837	96,500
Columbia Financial, Inc.*	2,674	56,796
Enact Holdings, Inc.	1,008	20,966
Essent Group Ltd.	7,368	325,518
Federal Agricultural Mortgage Corp., Class C	614	75,952
Finance of America Cos., Inc., Class A*(b)	1,255	4,066
Flagstar Bancorp, Inc.	3,548	161,718
FS Bancorp, Inc.	486	15,562
Hingham Institution For Savings (The)	108	38,863
Home Bancorp, Inc.	516	20,232
Home Point Capital, Inc.(b)	501	1,653
Kearny Financial Corp.	4,608	60,872
Luther Burbank Corp.	1,053	13,626
Merchants Bancorp	1,006	29,124
Mr Cooper Group, Inc.*	4,204	213,689
NMI Holdings, Inc., Class A*	5,708	132,083
Northfield Bancorp, Inc.	2,993	46,990
Ocwen Financial Corp.*	555	15,890
PCSB Financial Corp.	868	16,171
PennyMac Financial Services, Inc.	2,124	122,661
Pioneer Bancorp, Inc.*	779	8,226
Provident Bancorp, Inc.	1,041	17,031
Provident Financial Services, Inc.	5,159	122,423
Radian Group, Inc.	12,248	292,727
Southern Missouri Bancorp, Inc.	526	28,183
TrustCo Bank Corp.	1,284	43,874
Velocity Financial, Inc.*	598	7,649
Walker & Dunlop, Inc.	1,989	275,178
Washington Federal, Inc.	4,411	156,943
Waterstone Financial, Inc.	1,451	28,353
WSFS Financial Corp.	4,406	223,957
		2,936,501
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	10,944	25,609
Turning Point Brands, Inc.	995	33,352
Universal Corp.	1,643	88,903
Vector Group Ltd.	9,770	109,522
		257,386
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc.*	1,285	16,204
Applied Industrial Technologies, Inc.	2,612	264,073
Beacon Roofing Supply, Inc.*(b)	3,794	226,464
BlueLinx Holdings, Inc.*	620	55,416
Boise Cascade Co.	2,683	214,479
Custom Truck One Source, Inc.*	3,142	24,696
DXP Enterprises, Inc.*	1,176	33,763
EVI Industries, Inc.*(b)	384	7,933
GATX Corp.	2,406	256,552
Global Industrial Co.	855	27,172
GMS, Inc.*	2,905	157,596
H&E Equipment Services, Inc.	2,186	91,287
Herc Holdings, Inc.	1,692	269,231
Karat Packaging, Inc.*	307	4,989
Lawson Products, Inc.*	326	13,858
McGrath RentCorp	1,641	133,380
MRC Global, Inc.*	5,476	55,308
NOW, Inc.*	7,487	69,929
Rush Enterprises, Inc., Class A	2,869	149,016
Rush Enterprises, Inc., Class B	447	21,907
Textainer Group Holdings Ltd.	3,199	113,596
Titan Machinery, Inc.*	1,318	37,339
Transcat, Inc.*	483	37,896
Triton International Ltd.	4,538	298,056
Veritiv Corp.*	975	104,491
WESCO International, Inc.*(b)	3,023	367,990
Willis Lease Finance Corp.*	208	7,272
		3,059,893
Water Utilities - 0.4%
American States Water Co.	2,508	211,073
Artesian Resources Corp., Class A	551	25,611
Cadiz, Inc.*	1,455	3,783
California Water Service Group	3,572	203,354
Global Water Resources, Inc.	853	13,008
Middlesex Water Co.	1,174	117,388
Pure Cycle Corp.*	1,308	15,500
SJW Group	1,881	122,679
York Water Co. (The)	884	39,665
		752,061
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*(b)	4,013	57,145
Shenandoah Telecommunications Co.	3,283	73,375
Telephone and Data Systems, Inc.	6,870	119,195
United States Cellular Corp.*	1,038	28,555
		278,270
TOTAL COMMON STOCKS (Cost $228,746,472)		183,386,725

Ultra Russell2000
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(f)	2,444	1,222
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(f)	2	—
TOTAL RIGHTS (Cost $1,951)		1,222

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $4,346,269)	4,346,269	4,346,269

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 28.1%

REPURCHASE AGREEMENTS(h) - 28.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $59,674,549
(Cost $59,674,491)	59,674,491	59,674,491

Total Investments - 116.4% (Cost $292,769,183)		247,408,707
Liabilities in excess of other assets - (16.4%)		(34,800,683)
Net Assets - 100.0%		212,608,024

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $61,287,497.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $7,427,428, collateralized in the form of cash with a value of $4,346,269 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,286,447 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – November 15, 2051. The total value of collateral is $7,632,716.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $4,346,269.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	305	3/18/2022	USD	$31,178,625	$339,119

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
16,984,810	5/8/2023	Bank of America NA	0.38%	Russell 2000® Index	(7,534,496)
11,049,446	5/8/2023	BNP Paribas SA	0.23%	Russell 2000® Index	(8,666,574)
37,432,941	4/10/2023	Citibank NA	0.37%	Russell 2000® Index	(6,009,113)
42,755,927	3/7/2023	Goldman Sachs International	0.48%	Russell 2000® Index	(7,124,548)
12,545,678	11/7/2022	Morgan Stanley & Co. International plc	0.53%	iShares® Russell 2000 ETF	14,894
35,513,881	11/7/2022	Morgan Stanley & Co. International plc	0.53%	Russell 2000® Index	395,314
31,040,852	3/7/2023	Societe Generale	0.43%	Russell 2000® Index	(10,673,937)
23,313,408	3/7/2023	UBS AG	0.08%	Russell 2000® Index	(7,589,911)
210,636,943					(47,188,371)
				Total Unrealized Appreciation	410,208
				Total Unrealized Depreciation	(47,598,579)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500®
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 94.2%

Aerospace & Defense - 1.6%
Boeing Co. (The)*	56,031	11,505,406
General Dynamics Corp.	23,507	5,511,216
Howmet Aerospace, Inc.	39,000	1,400,880
Huntington Ingalls Industries, Inc.	4,076	833,134
L3Harris Technologies, Inc.	19,906	5,022,483
Lockheed Martin Corp.	24,895	10,799,451
Northrop Grumman Corp.	15,119	6,684,715
Raytheon Technologies Corp.	151,804	15,590,271
Textron, Inc.	22,364	1,635,479
TransDigm Group, Inc.*	5,317	3,544,259
		62,527,294
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	13,183	1,274,532
Expeditors International of Washington, Inc.	17,175	1,775,208
FedEx Corp.	24,791	5,510,296
United Parcel Service, Inc., Class B	73,969	15,564,557
		24,124,593
Airlines - 0.2%
Alaska Air Group, Inc.*	12,719	714,045
American Airlines Group, Inc.*(b)	65,669	1,132,790
Delta Air Lines, Inc.*	64,909	2,591,167
Southwest Airlines Co.*	60,040	2,629,752
United Airlines Holdings, Inc.*	32,842	1,458,185
		8,525,939
Auto Components - 0.1%
Aptiv plc*	27,430	3,550,539
BorgWarner, Inc.	24,321	997,404
		4,547,943
Automobiles - 2.2%
Ford Motor Co.	398,115	6,990,899
General Motors Co.*	147,255	6,879,754
Tesla, Inc.*	82,507	71,816,568
		85,687,221
Banks - 4.0%
Bank of America Corp.	730,359	32,281,868
Citigroup, Inc.	201,240	11,919,445
Citizens Financial Group, Inc.	43,225	2,265,855
Comerica, Inc.	13,305	1,270,495
Fifth Third Bancorp	69,343	3,317,369
First Republic Bank	18,177	3,149,347
Huntington Bancshares, Inc.	146,702	2,276,815
JPMorgan Chase & Co.	299,738	42,502,848
KeyCorp	94,433	2,367,435
M&T Bank Corp.	13,054	2,378,830
People's United Financial, Inc.	43,405	914,977
PNC Financial Services Group, Inc. (The)	42,864	8,540,652
Regions Financial Corp.	96,690	2,338,931
Signature Bank	6,150	2,121,074
SVB Financial Group*	5,945	3,602,670
Truist Financial Corp.	135,405	8,424,899
US Bancorp	136,851	7,737,556
Wells Fargo & Co.	404,385	21,582,027
Zions Bancorp NA	15,859	1,124,245
		160,117,338
Beverages - 1.4%
Brown-Forman Corp., Class B	18,531	1,208,777
Coca-Cola Co. (The)	394,404	24,547,705
Constellation Brands, Inc., Class A	16,659	3,592,014
Molson Coors Beverage Co., Class B	19,107	997,003
Monster Beverage Corp.*	38,108	3,216,315
PepsiCo, Inc.	140,226	22,960,605
		56,522,419
Biotechnology - 1.7%
AbbVie, Inc.	179,324	26,498,707
Amgen, Inc.	57,125	12,937,670
Biogen, Inc.*	14,897	3,143,416
Gilead Sciences, Inc.	127,224	7,684,330
Incyte Corp.*	19,040	1,300,432
Moderna, Inc.*	35,774	5,494,886
Regeneron Pharmaceuticals, Inc.*	10,721	6,629,438
Vertex Pharmaceuticals, Inc.*	25,793	5,932,906
		69,621,785
Building Products - 0.4%
A O Smith Corp.	13,501	925,899
Allegion plc	9,103	1,042,475
Carrier Global Corp.	87,894	3,944,683
Fortune Brands Home & Security, Inc.	13,771	1,196,700
Johnson Controls International plc	71,869	4,668,610
Masco Corp.	24,759	1,387,494
Trane Technologies plc	24,086	3,707,558
		16,873,419
Capital Markets - 2.9%
Ameriprise Financial, Inc.	11,352	3,403,216
Bank of New York Mellon Corp. (The)	77,049	4,095,154
BlackRock, Inc.	14,485	10,775,247
Cboe Global Markets, Inc.	10,808	1,267,670
Charles Schwab Corp. (The)	152,490	12,879,305
CME Group, Inc.	36,448	8,621,045
FactSet Research Systems, Inc.	3,823	1,552,482
Franklin Resources, Inc.	28,499	847,275
Goldman Sachs Group, Inc. (The)	34,429	11,750,273
Intercontinental Exchange, Inc.	57,139	7,320,649
Invesco Ltd.	34,616	735,244
MarketAxess Holdings, Inc.	3,863	1,473,464
Moody's Corp.	16,407	5,283,546
Morgan Stanley	145,589	13,210,746
MSCI, Inc.	8,354	4,191,118
Nasdaq, Inc.	11,865	2,030,695
Northern Trust Corp.	21,064	2,399,190
Raymond James Financial, Inc.	18,784	2,059,666
S&P Global, Inc.	35,924	13,496,603
State Street Corp.	37,084	3,164,378
T. Rowe Price Group, Inc.	22,787	3,294,089
		113,851,055
Chemicals - 1.6%
Air Products and Chemicals, Inc.	22,452	5,305,408
Albemarle Corp.	11,867	2,324,627
Celanese Corp.	11,042	1,537,930
CF Industries Holdings, Inc.	21,751	1,765,964
Corteva, Inc.	73,939	3,847,046
Dow, Inc.	75,020	4,423,179
DuPont de Nemours, Inc.	52,556	4,066,258
Eastman Chemical Co.	13,633	1,615,101
Ecolab, Inc.	25,279	4,455,676
FMC Corp.	12,843	1,505,842
International Flavors & Fragrances, Inc.	25,835	3,436,055

Ultra S&P500®
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	51,971	15,239,976
LyondellBasell Industries NV, Class A	26,662	2,592,346
Mosaic Co. (The)	37,562	1,969,376
PPG Industries, Inc.	24,072	3,212,408
Sherwin-Williams Co. (The)	24,466	6,437,739
		63,734,931
Commercial Services & Supplies - 0.4%
Cintas Corp.	8,919	3,347,479
Copart, Inc.*	21,618	2,656,420
Republic Services, Inc.	21,227	2,553,183
Rollins, Inc.	22,954	748,989
Waste Management, Inc.	39,037	5,636,943
		14,943,014
Communications Equipment - 0.8%
Arista Networks, Inc.*	22,741	2,791,003
Cisco Systems, Inc.	427,763	23,856,342
F5, Inc.*	6,117	1,228,599
Juniper Networks, Inc.	32,988	1,114,665
Motorola Solutions, Inc.	17,121	3,773,982
		32,764,591
Construction & Engineering - 0.0%(c)
Quanta Services, Inc.	14,453	1,574,510

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,334	2,403,120
Vulcan Materials Co.	13,451	2,440,684
		4,843,804
Consumer Finance - 0.6%
American Express Co.	63,627	12,377,997
Capital One Financial Corp.	43,167	6,616,206
Discover Financial Services	29,727	3,669,501
Synchrony Financial	55,503	2,374,418
		25,038,122
Containers & Packaging - 0.3%
Amcor plc	155,504	1,808,512
Avery Dennison Corp.	8,390	1,478,318
Ball Corp.	32,851	2,948,049
International Paper Co.	39,283	1,709,989
Packaging Corp. of America	9,628	1,417,145
Sealed Air Corp.	15,032	1,009,098
WestRock Co.	27,089	1,226,319
		11,597,430
Distributors - 0.1%
Genuine Parts Co.	14,445	1,764,601
LKQ Corp.	27,211	1,277,557
Pool Corp.	4,080	1,871,006
		4,913,164
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	185,736	59,704,837

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	724,259	17,157,696
Lumen Technologies, Inc.	93,463	968,276
Verizon Communications, Inc.	419,897	22,535,872
		40,661,844
Electric Utilities - 1.5%
Alliant Energy Corp.	25,389	1,482,718
American Electric Power Co., Inc.	51,081	4,630,493
Constellation Energy Corp.	33,085	1,521,248
Duke Energy Corp.	78,014	7,833,386
Edison International	38,526	2,443,319
Entergy Corp.	20,385	2,144,706
Evergy, Inc.	23,258	1,451,532
Eversource Energy	34,855	2,851,139
Exelon Corp.	99,229	4,223,186
FirstEnergy Corp.	55,215	2,310,748
NextEra Energy, Inc.	198,999	15,575,652
NRG Energy, Inc.	24,838	939,870
Pinnacle West Capital Corp.	11,445	810,649
PPL Corp.	76,143	1,992,662
Southern Co. (The)	107,485	6,961,803
Xcel Energy, Inc.	54,629	3,678,170
		60,851,281
Electrical Equipment - 0.5%
AMETEK, Inc.	23,462	3,045,133
Eaton Corp. plc	40,422	6,236,710
Emerson Electric Co.	60,620	5,632,811
Generac Holdings, Inc.*	6,409	2,021,847
Rockwell Automation, Inc.	11,762	3,135,514
		20,072,015
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	60,645	4,609,626
CDW Corp.	13,776	2,375,809
Corning, Inc.	77,904	3,147,322
IPG Photonics Corp.*	3,621	471,997
Keysight Technologies, Inc.*	18,687	2,940,773
TE Connectivity Ltd.	33,107	4,715,430
Teledyne Technologies, Inc.*	4,725	2,028,820
Trimble, Inc.*	25,457	1,775,626
Zebra Technologies Corp., Class A*	5,437	2,247,330
		24,312,733
Energy Equipment & Services - 0.3%
Baker Hughes Co.	88,660	2,604,831
Halliburton Co.	90,779	3,043,820
Schlumberger NV	142,247	5,581,772
		11,230,423
Entertainment - 1.5%
Activision Blizzard, Inc.	78,996	6,438,174
Electronic Arts, Inc.	28,677	3,730,591
Live Nation Entertainment, Inc.*(b)	13,701	1,655,355
Netflix, Inc.*	44,925	17,723,811
Take-Two Interactive Software, Inc.*	11,691	1,893,942
Walt Disney Co. (The)*	184,322	27,364,444
		58,806,317
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	14,304	2,709,178
American Tower Corp.	46,189	10,478,898
AvalonBay Communities, Inc.	14,170	3,380,820
Boston Properties, Inc.	14,417	1,763,343
Crown Castle International Corp.	43,809	7,298,141
Digital Realty Trust, Inc.	28,778	3,882,728
Duke Realty Corp.	38,624	2,047,072
Equinix, Inc.	9,136	6,484,093
Equity Residential	34,612	2,952,404
Essex Property Trust, Inc.	6,613	2,097,445
Extra Space Storage, Inc.	13,569	2,553,007
Federal Realty Investment Trust	7,089	833,525
Healthpeak Properties, Inc.	54,654	1,697,553
Host Hotels & Resorts, Inc.*	72,422	1,323,150
Iron Mountain, Inc.	29,370	1,444,417
Kimco Realty Corp.	62,519	1,471,072

Ultra S&P500® Schedule of Portfolio Investments February 28, 2022 (Unaudited)
Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	11,672	2,388,208
Prologis, Inc.	74,989	10,937,146
Public Storage	15,473	5,493,224
Realty Income Corp.	57,387	3,792,707
Regency Centers Corp.	15,627	1,029,663
SBA Communications Corp.	11,032	3,346,999
Simon Property Group, Inc.	33,327	4,584,462
UDR, Inc.	29,483	1,617,732
Ventas, Inc.	40,490	2,186,460
Vornado Realty Trust	16,125	697,890
Welltower, Inc.	44,151	3,677,337
Weyerhaeuser Co.	75,970	2,953,714
		95,122,388
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	44,811	23,268,112
Kroger Co. (The)	68,649	3,212,773
Sysco Corp.	51,981	4,527,545
Walgreens Boots Alliance, Inc.	72,874	3,358,763
Walmart, Inc.	144,233	19,494,532
		53,861,725
Food Products - 0.9%
Archer-Daniels-Midland Co.	56,738	4,451,096
Campbell Soup Co.	20,528	923,144
Conagra Brands, Inc.	48,652	1,701,361
General Mills, Inc.	61,435	4,142,562
Hershey Co. (The)	14,740	2,981,312
Hormel Foods Corp.	28,606	1,362,790
J M Smucker Co. (The)	10,988	1,480,633
Kellogg Co.	25,960	1,659,882
Kraft Heinz Co. (The)	72,000	2,823,840
Lamb Weston Holdings, Inc.	14,811	983,895
McCormick & Co., Inc. (Non-Voting)	25,283	2,406,183
Mondelez International, Inc., Class A	141,476	9,263,849
Tyson Foods, Inc., Class A	29,902	2,770,719
		36,951,266
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	13,421	1,473,760

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	179,340	21,631,991
ABIOMED, Inc.*	4,604	1,430,647
Align Technology, Inc.*	7,440	3,805,263
Baxter International, Inc.	50,769	4,313,842
Becton Dickinson and Co.	29,126	7,901,301
Boston Scientific Corp.*	144,510	6,383,007
Cooper Cos., Inc. (The)(b)	5,004	2,046,736
DENTSPLY SIRONA, Inc.	22,179	1,200,771
Dexcom, Inc.*	9,830	4,068,735
Edwards Lifesciences Corp.*	63,320	7,115,269
Hologic, Inc.*	25,711	1,829,852
IDEXX Laboratories, Inc.*	8,601	4,578,742
Intuitive Surgical, Inc.*	36,194	10,508,204
Medtronic plc	136,487	14,329,770
ResMed, Inc.	14,775	3,645,731
STERIS plc	10,150	2,436,000
Stryker Corp.	34,061	8,969,964
Teleflex, Inc.	4,745	1,595,791
Zimmer Biomet Holdings, Inc.	21,194	2,695,665
		110,487,281
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	15,181	2,163,748
Anthem, Inc.	24,625	11,126,806
Cardinal Health, Inc.	28,573	1,543,228
Centene Corp.*	59,179	4,889,369
Cigna Corp.	33,609	7,991,548
CVS Health Corp.	133,870	13,875,625
DaVita, Inc.*	6,628	747,440
HCA Healthcare, Inc.	24,291	6,080,280
Henry Schein, Inc.*	14,059	1,214,416
Humana, Inc.	13,037	5,662,230
Laboratory Corp. of America Holdings*	9,703	2,632,036
McKesson Corp.	15,486	4,258,031
Quest Diagnostics, Inc.	12,424	1,630,898
UnitedHealth Group, Inc.	95,529	45,459,385
Universal Health Services, Inc., Class B	7,418	1,067,673
		110,342,713
Health Care Technology - 0.1%
Cerner Corp.	29,833	2,781,927

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.*	4,175	9,069,144
Caesars Entertainment, Inc.*	21,678	1,825,071
Carnival Corp.*	81,596	1,658,847
Chipotle Mexican Grill, Inc.*	2,867	4,367,444
Darden Restaurants, Inc.	13,162	1,911,386
Domino's Pizza, Inc.	3,690	1,594,855
Expedia Group, Inc.*	14,804	2,903,212
Hilton Worldwide Holdings, Inc.*	28,276	4,209,165
Las Vegas Sands Corp.*	34,854	1,493,842
Marriott International, Inc., Class A*	27,740	4,719,684
McDonald's Corp.	75,776	18,547,692
MGM Resorts International	39,476	1,748,392
Norwegian Cruise Line Holdings Ltd.*(b)	37,523	731,323
Penn National Gaming, Inc.*	16,854	865,453
Royal Caribbean Cruises Ltd.*	22,725	1,834,362
Starbucks Corp.	119,676	10,985,060
Wynn Resorts Ltd.*	10,672	923,341
Yum! Brands, Inc.	29,739	3,645,407
		73,033,680
Household Durables - 0.3%
DR Horton, Inc.	33,068	2,824,007
Garmin Ltd.	15,408	1,701,660
Lennar Corp., Class A	27,559	2,477,003
Mohawk Industries, Inc.*	5,561	782,878
Newell Brands, Inc.	38,401	912,024
NVR, Inc.*	344	1,705,703
PulteGroup, Inc.	25,679	1,275,219
Whirlpool Corp.	6,161	1,240,024
		12,918,518
Household Products - 1.3%
Church & Dwight Co., Inc.	24,765	2,423,255
Clorox Co. (The)	12,464	1,817,127
Colgate-Palmolive Co.	85,489	6,578,379
Kimberly-Clark Corp.	34,156	4,445,403
Procter & Gamble Co. (The)	245,462	38,265,071
		53,529,235

Ultra S&P500® Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	67,626	1,435,700

Industrial Conglomerates - 0.9%
3M Co.	58,444	8,687,701
General Electric Co.	111,404	10,640,196
Honeywell International, Inc.	69,852	13,254,417
Roper Technologies, Inc.	10,697	4,794,609
		37,376,923
Insurance - 1.9%
Aflac, Inc.	61,730	3,771,086
Allstate Corp. (The)	29,071	3,557,128
American International Group, Inc.	84,186	5,155,551
Aon plc, Class A	22,351	6,529,621
Arthur J Gallagher & Co.	21,024	3,325,786
Assurant, Inc.	5,766	978,548
Brown & Brown, Inc.	23,773	1,607,292
Chubb Ltd.	43,692	8,897,439
Cincinnati Financial Corp.	15,204	1,866,899
Everest Re Group Ltd.	4,004	1,194,073
Globe Life, Inc.	9,419	950,942
Hartford Financial Services Group, Inc. (The)	34,524	2,398,727
Lincoln National Corp.	17,223	1,161,175
Loews Corp.	20,318	1,246,306
Marsh & McLennan Cos., Inc.	51,212	7,958,857
MetLife, Inc.	72,520	4,898,726
Principal Financial Group, Inc.	25,003	1,766,212
Progressive Corp. (The)	59,326	6,284,403
Prudential Financial, Inc.	38,336	4,280,598
Travelers Cos., Inc. (The)	24,952	4,287,502
W R Berkley Corp.	14,150	1,277,745
Willis Towers Watson plc	12,646	2,811,206
		76,205,822
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A*	30,516	82,427,988
Alphabet, Inc., Class C*	28,369	76,534,456
Match Group, Inc.*	28,707	3,200,543
Meta Platforms, Inc., Class A*	239,999	50,646,989
Twitter, Inc.*	81,096	2,882,963
		215,692,939
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	44,235	135,857,186
eBay, Inc.	63,496	3,466,247
Etsy, Inc.*	12,853	1,990,801
		141,314,234
IT Services - 4.0%
Accenture plc, Class A	64,062	20,244,873
Akamai Technologies, Inc.*	16,482	1,784,341
Automatic Data Processing, Inc.	42,736	8,736,948
Broadridge Financial Solutions, Inc.	11,825	1,728,933
Cognizant Technology Solutions Corp., Class A	53,257	4,587,025
DXC Technology Co.*	25,586	870,692
EPAM Systems, Inc.*	5,739	1,192,277
Fidelity National Information Services, Inc.	61,754	5,880,833
Fiserv, Inc.*	60,257	5,885,301
FleetCor Technologies, Inc.*	8,233	1,928,169
Gartner, Inc.*	8,332	2,336,459
Global Payments, Inc.	29,432	3,925,640
International Business Machines Corp.	90,955	11,142,897
Jack Henry & Associates, Inc.	7,514	1,328,475
Mastercard, Inc., Class A	87,991	31,748,913
Paychex, Inc.	32,543	3,874,570
PayPal Holdings, Inc.*	119,175	13,339,258
VeriSign, Inc.*	9,801	2,094,670
Visa, Inc., Class A	170,089	36,759,635
		159,389,909
Leisure Products - 0.0%(c)
Hasbro, Inc.	13,150	1,276,208

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	30,710	4,003,356
Bio-Rad Laboratories, Inc., Class A*	2,182	1,365,845
Bio-Techne Corp.	3,996	1,675,962
Charles River Laboratories International, Inc.*	5,126	1,492,486
Danaher Corp.	64,499	17,699,171
Illumina, Inc.*	15,842	5,173,997
IQVIA Holdings, Inc.*	19,370	4,457,424
Mettler-Toledo International, Inc.*	2,327	3,278,138
PerkinElmer, Inc.(b)	12,806	2,300,086
Thermo Fisher Scientific, Inc.	39,957	21,736,608
Waters Corp.*	6,193	1,961,509
West Pharmaceutical Services, Inc.	7,519	2,910,454
		68,055,036
Machinery - 1.5%
Caterpillar, Inc.	54,866	10,291,764
Cummins, Inc.	14,509	2,961,577
Deere & Co.	28,608	10,299,452
Dover Corp.	14,592	2,288,901
Fortive Corp.	36,363	2,354,504
IDEX Corp.	7,716	1,480,700
Illinois Tool Works, Inc.	28,963	6,265,856
Ingersoll Rand, Inc.	41,338	2,088,396
Nordson Corp.	5,490	1,243,430
Otis Worldwide Corp.	43,084	3,374,775
PACCAR, Inc.	35,209	3,232,538
Parker-Hannifin Corp.	13,097	3,881,820
Pentair plc	16,786	972,077
Snap-on, Inc.	5,463	1,148,213
Stanley Black & Decker, Inc.	16,527	2,688,943
Westinghouse Air Brake Technologies Corp.	18,941	1,758,104
Xylem, Inc.	18,288	1,626,718
		57,957,768
Media - 1.0%
Charter Communications, Inc., Class A*	12,550	7,552,339
Comcast Corp., Class A	462,427	21,623,087
Discovery, Inc., Class A*	17,149	481,029
Discovery, Inc., Class C*	30,816	861,923
DISH Network Corp., Class A*(b)	25,321	809,259
Fox Corp., Class A	32,459	1,357,760
Fox Corp., Class B	14,915	570,648
Interpublic Group of Cos., Inc. (The)	39,927	1,469,314
News Corp., Class A	39,862	889,720
News Corp., Class B	12,347	276,943
Omnicom Group, Inc.	21,557	1,808,417

Ultra S&P500® Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Paramount Global, Class B	61,503	1,882,607
		39,583,046
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	148,922	6,991,888
Newmont Corp.	80,891	5,354,984
Nucor Corp.	28,993	3,816,059
		16,162,931
Multiline Retail - 0.5%
Dollar General Corp.	23,663	4,693,319
Dollar Tree, Inc.*	22,804	3,239,992
Target Corp.	49,502	9,889,015
		17,822,326
Multi-Utilities - 0.8%
Ameren Corp.	26,128	2,245,701
CenterPoint Energy, Inc.	63,782	1,744,438
CMS Energy Corp.	29,385	1,880,934
Consolidated Edison, Inc.	35,880	3,077,428
Dominion Energy, Inc.	82,141	6,532,674
DTE Energy Co.	19,652	2,389,487
NiSource, Inc.	39,827	1,152,195
Public Service Enterprise Group, Inc.	51,293	3,325,325
Sempra Energy	32,383	4,670,276
WEC Energy Group, Inc.	32,001	2,908,251
		29,926,709
Oil, Gas & Consumable Fuels - 3.2%
APA Corp.	36,846	1,312,823
Chevron Corp.	195,506	28,152,864
ConocoPhillips	133,771	12,689,517
Coterra Energy, Inc.	82,510	1,924,958
Devon Energy Corp.	63,860	3,802,863
Diamondback Energy, Inc.	17,265	2,384,297
EOG Resources, Inc.	59,329	6,818,089
Exxon Mobil Corp.	429,376	33,671,666
Hess Corp.	27,959	2,825,537
Kinder Morgan, Inc.	197,768	3,441,163
Marathon Oil Corp.	78,959	1,781,315
Marathon Petroleum Corp.	62,435	4,861,813
Occidental Petroleum Corp.	89,988	3,935,175
ONEOK, Inc.	45,228	2,953,388
Phillips 66	44,438	3,743,457
Pioneer Natural Resources Co.	23,028	5,517,509
Valero Energy Corp.	41,461	3,462,408
Williams Cos., Inc. (The)(b)	123,225	3,854,478
		127,133,320
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	23,502	6,964,348

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	225,117	15,458,784
Catalent, Inc.*	17,364	1,771,823
Eli Lilly & Co.	80,526	20,127,474
Johnson & Johnson	267,004	43,940,848
Merck & Co., Inc.	256,181	19,618,341
Organon & Co.	25,719	960,090
Pfizer, Inc.	569,260	26,721,064
Viatris, Inc.	122,665	1,350,542
Zoetis, Inc.	47,989	9,293,070
		139,242,036
Professional Services - 0.3%
Equifax, Inc.	12,370	2,700,866
Jacobs Engineering Group, Inc.	13,217	1,625,691
Leidos Holdings, Inc.	14,239	1,450,100
Nielsen Holdings plc	36,387	633,861
Robert Half International, Inc.	11,293	1,358,435
Verisk Analytics, Inc.	16,355	2,900,396
		10,669,349
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	33,939	3,286,992

Road & Rail - 0.9%
CSX Corp.	224,954	7,628,190
JB Hunt Transport Services, Inc.	8,518	1,728,558
Norfolk Southern Corp.	24,693	6,334,248
Old Dominion Freight Line, Inc.	9,445	2,966,013
Union Pacific Corp.	65,209	16,038,154
		34,695,163
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	165,800	20,449,712
Analog Devices, Inc.	54,497	8,735,324
Applied Materials, Inc.	91,575	12,289,365
Broadcom, Inc.	41,753	24,527,382
Enphase Energy, Inc.*	13,683	2,280,956
Intel Corp.	412,492	19,675,868
KLA Corp.	15,382	5,360,627
Lam Research Corp.	14,282	8,017,201
Microchip Technology, Inc.	56,286	3,958,594
Micron Technology, Inc.	113,455	10,081,611
Monolithic Power Systems, Inc.	4,391	2,014,152
NVIDIA Corp.	253,663	61,855,723
NXP Semiconductors NV	26,976	5,128,677
Qorvo, Inc.*	11,182	1,529,474
QUALCOMM, Inc.	113,596	19,537,376
Skyworks Solutions, Inc.	16,752	2,314,624
SolarEdge Technologies, Inc.*	5,338	1,705,064
Teradyne, Inc.(b)	16,527	1,948,864
Texas Instruments, Inc.	93,664	15,921,943
		227,332,537
Software - 8.5%
Adobe, Inc.*	48,259	22,569,769
ANSYS, Inc.*	8,851	2,869,406
Autodesk, Inc.*	22,300	4,911,129
Cadence Design Systems, Inc.*	28,110	4,256,697
Ceridian HCM Holding, Inc.*(b)	13,820	1,007,616
Citrix Systems, Inc.	12,658	1,297,445
Fortinet, Inc.*	13,768	4,743,351
Intuit, Inc.	28,715	13,621,535
Microsoft Corp.	761,612	227,562,049
NortonLifeLock, Inc.	58,996	1,709,704
Oracle Corp.	163,592	12,428,084
Paycom Software, Inc.*	4,881	1,655,684
PTC, Inc.*	10,713	1,192,143
salesforce.com, Inc.*	99,300	20,905,629
ServiceNow, Inc.*	20,177	11,701,046
Synopsys, Inc.*	15,468	4,832,049
Tyler Technologies, Inc.*(b)	4,166	1,784,131
		339,047,467
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	6,399	1,308,468
AutoZone, Inc.*	2,115	3,941,070
Bath & Body Works, Inc.(b)	26,818	1,431,277
Best Buy Co., Inc.	22,453	2,169,858
CarMax, Inc.*	16,444	1,797,823
Home Depot, Inc. (The)	107,033	33,804,232
Lowe's Cos., Inc.	70,239	15,527,033

Ultra S&P500® Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
O'Reilly Automotive, Inc.*	6,832	4,435,608
Ross Stores, Inc.	36,041	3,293,787
TJX Cos., Inc. (The)	121,955	8,061,225
Tractor Supply Co.	11,549	2,353,571
Ulta Beauty, Inc.*	5,509	2,063,120
		80,187,072
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,580,763	261,015,586
Hewlett Packard Enterprise Co.	132,653	2,111,836
HP, Inc.	116,891	4,016,375
NetApp, Inc.	22,676	1,777,345
Seagate Technology Holdings plc	20,774	2,143,046
Western Digital Corp.*	31,606	1,610,009
		272,674,197
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	129,596	17,696,334
PVH Corp.	7,201	704,906
Ralph Lauren Corp.	4,942	652,542
Tapestry, Inc.	27,905	1,141,314
Under Armour, Inc., Class A*	19,134	342,307
Under Armour, Inc., Class C*	21,815	340,968
VF Corp.	33,075	1,919,012
		22,797,383
Tobacco - 0.6%
Altria Group, Inc.	186,313	9,555,994
Philip Morris International, Inc.	157,900	15,958,953
		25,514,947
Trading Companies & Distributors - 0.2%
Fastenal Co.	58,330	3,001,662
United Rentals, Inc.*	7,342	2,361,334
WW Grainger, Inc.	4,381	2,090,000
		7,452,996
Water Utilities - 0.1%
American Water Works Co., Inc.	18,400	2,780,056

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	59,536	7,335,431

TOTAL COMMON STOCKS (Cost $4,074,411,675)		3,757,263,360

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $125,226)	125,226	125,226

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 15.1%

REPURCHASE AGREEMENTS(e) - 5.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $233,776,979
(Cost $233,776,752)	233,776,752	233,776,752

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 9.2%
U.S. Treasury Bills
0.01%, 3/3/2022(f)	100,000,000	99,999,944
0.02%, 3/17/2022(f)	75,000,000	74,999,292
0.03%, 4/5/2022(f)	50,000,000	49,995,260
0.39%, 7/21/2022(f)	100,000,000	99,789,367
0.69%, 12/29/2022(f)	45,000,000	44,666,700
TOTAL U.S. TREASURY OBLIGATIONS (Cost $369,583,566)		369,450,563

TOTAL SHORT-TERM INVESTMENTS (Cost $603,360,318)		603,227,315
Total Investments - 109.3% (Cost $4,677,897,219)		4,360,615,901
Liabilities in excess of other assets - (9.3%)		(370,909,879)
Net Assets - 100.0%		3,989,706,022

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,231,223,861.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $6,092,609, collateralized in the form of cash with a value of $125,226 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $6,240,720 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 31, 2022 – November 15, 2051. The total value of collateral is $6,365,946.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $125,226.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of February 28, 2022.

Ultra S&P500® Schedule of Portfolio Investments February 28, 2022 (Unaudited)

Futures Contracts Purchased
Ultra S&P500® had the following open long futures contracts as of February 28, 2022:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	538	3/18/2022	USD	$117,499,200	$877,071

Swap Agreements
Ultra S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
402,542,446	5/8/2023	Bank of America NA	0.63%	S&P 500®	(19,954,692)
612,036,676	5/8/2023	BNP Paribas SA	0.68%	S&P 500®	(96,652,614)
408,784,059	4/10/2023	Citibank NA	0.74%	S&P 500®	(27,619,689)
331,054,771	4/10/2023	Credit Suisse International	0.68%	S&P 500®	(23,944,284)
19,297,823	3/7/2023	Goldman Sachs International	0.68%	S&P 500®	(13,577,147)
345,893,777	3/7/2023	Goldman Sachs International	0.59%	SPDR® S&P 500® ETF Trust	(66,884,103)
447,112,895	5/8/2023	J.P. Morgan Securities	0.48%	S&P 500®	(43,751,275)
187,090,910	4/10/2023	Morgan Stanley & Co. International plc	0.63%	S&P 500®	(13,651,322)
838,313,714	3/7/2023	Societe Generale	0.58%	S&P 500®	(52,084,335)
513,041,292	3/7/2023	UBS AG	0.58%	S&P 500®	(37,102,458)
4,105,168,363					(395,221,919)
				Total Unrealized Depreciation	(395,221,919)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 86.5%

Semiconductors & Semiconductor Equipment - 86.5%
Advanced Micro Devices, Inc.*	191,266	23,590,706
Allegro MicroSystems, Inc.*	6,440	184,635
Amkor Technology, Inc.	11,759	266,577
Analog Devices, Inc.	62,899	10,082,081
Applied Materials, Inc.	105,702	14,185,208
Azenta, Inc.	8,674	759,149
Broadcom, Inc.	48,167	28,295,222
Cirrus Logic, Inc.*	6,683	580,552
Enphase Energy, Inc.*	15,786	2,631,526
Entegris, Inc.	15,890	2,073,327
GLOBALFOUNDRIES, Inc.*(b)	6,278	381,577
Intel Corp.	475,943	22,702,481
KLA Corp.	17,757	6,188,315
Lam Research Corp.	16,446	9,231,962
Lattice Semiconductor Corp.*	16,015	1,002,859
Marvell Technology, Inc.	96,363	6,584,484
Microchip Technology, Inc.	64,938	4,567,090
Micron Technology, Inc.	130,884	11,630,352
MKS Instruments, Inc.	6,504	979,502
Monolithic Power Systems, Inc.	5,069	2,325,150
NVIDIA Corp.	292,558	71,340,268
NXP Semiconductors NV	31,114	5,915,394
ON Semiconductor Corp.*	50,424	3,157,047
Power Integrations, Inc.	7,081	637,290
Qorvo, Inc.*	12,894	1,763,641
QUALCOMM, Inc.	131,046	22,538,602
Semtech Corp.*	7,525	522,085
Silicon Laboratories, Inc.*	4,716	724,896
Skyworks Solutions, Inc.	19,322	2,669,721
SolarEdge Technologies, Inc.*	6,144	1,962,516
Teradyne, Inc.(b)	19,075	2,249,324
Texas Instruments, Inc.	108,057	18,368,609
Universal Display Corp.	5,077	786,478
Wolfspeed, Inc.*	13,556	1,392,472

TOTAL COMMON STOCKS (Cost $283,464,278)		282,271,098

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $325,792)	325,792	325,792

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 17.2%

REPURCHASE AGREEMENTS(d) - 17.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $56,161,101
(Cost $56,161,044)	56,161,044	56,161,044

Total Investments - 103.8% (Cost $339,951,114)		338,757,934
Liabilities in excess of other assets - (3.8%)		(12,295,990)
Net Assets - 100.0%		326,461,944

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $88,199,814.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $1,480,701, collateralized in the form of cash with a value of $325,792 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,197,252 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $1,523,044.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $325,792.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
40,591,730	5/8/2023	Bank of America NA	0.48%	Dow Jones U.S. SemiconductorsSM Index[c]	(9,472,538)
40,770,262	11/7/2022	Goldman Sachs International	0.68%	Dow Jones U.S. SemiconductorsSM Index[c]	17,692,459
49,859,175	11/6/2023	J.P. Morgan Securities	0.53%	Dow Jones U.S. SemiconductorsSM Index[c]	1,197,571
7,871,647	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. SemiconductorsSM Index[c]	7,524,173
48,017,047	3/7/2023	Societe Generale	0.73%	Dow Jones U.S. SemiconductorsSM Index[c]	(18,509,910)
183,084,771	3/7/2023	UBS AG	0.43%	Dow Jones U.S. SemiconductorsSM Index[c]	(19,405,634)
370,194,632					(20,973,879)
				Total Unrealized Appreciation	26,414,203
				Total Unrealized Depreciation	(47,388,082)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.5%

Aerospace & Defense - 1.0%
AAR Corp.*	1,099	49,389
Aerojet Rocketdyne Holdings, Inc.	2,463	95,442
AeroVironment, Inc.*	760	53,998
Kaman Corp.	915	39,720
Moog, Inc., Class A	962	79,952
National Presto Industries, Inc.	166	13,197
Park Aerospace Corp.	638	8,849
Triumph Group, Inc.*	2,128	53,285
		393,832
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	889	69,662
Forward Air Corp.	887	91,521
Hub Group, Inc., Class A*	1,118	94,359
		255,542
Airlines - 0.4%
Allegiant Travel Co.*	500	87,045
Hawaiian Holdings, Inc.*	1,685	32,318
SkyWest, Inc.*	1,660	46,663
		166,026
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc.*	3,755	34,771
Cooper-Standard Holdings, Inc.*	559	7,110
Dorman Products, Inc.*	937	87,534
Gentherm, Inc.*	1,094	92,815
LCI Industries	832	103,601
Motorcar Parts of America, Inc.*	634	10,239
Patrick Industries, Inc.	740	52,792
Standard Motor Products, Inc.	631	27,581
XPEL, Inc.*(b)	548	39,785
		456,228
Automobiles - 0.2%
Winnebago Industries, Inc.(c)	1,102	70,605

Banks - 9.3%
Allegiance Bancshares, Inc.	620	26,567
Ameris Bancorp	2,179	107,861
Banc of California, Inc.	1,780	34,977
BancFirst Corp.	622	48,597
Bancorp, Inc. (The)*	1,875	54,938
BankUnited, Inc.	2,931	129,550
Banner Corp.	1,128	69,496
Berkshire Hills Bancorp, Inc.	1,602	49,822
Brookline Bancorp, Inc.	2,554	43,776
Central Pacific Financial Corp.	919	26,826
City Holding Co.	496	39,516
Columbia Banking System, Inc.	2,558	93,700
Community Bank System, Inc.	1,774	129,396
Customers Bancorp, Inc.*	982	60,442
CVB Financial Corp.	4,194	98,895
Dime Community Bancshares, Inc.	1,092	37,117
Eagle Bancorp, Inc.	1,053	63,096
FB Financial Corp.	1,178	52,350
First Bancorp/NC	1,137	51,029
First Bancorp/PR	6,770	95,592
First Commonwealth Financial Corp.	3,124	50,453
First Financial Bancorp	3,085	75,829
First Hawaiian, Inc.	4,241	123,286
Hanmi Financial Corp.	1,001	26,146
Heritage Financial Corp.	1,156	30,310
Hilltop Holdings, Inc.	2,000	61,840
HomeStreet, Inc.	674	34,684
Hope Bancorp, Inc.	3,957	67,111
Independent Bank Corp.	1,565	134,606
Independent Bank Group, Inc.	1,241	95,743
Investors Bancorp, Inc.	7,421	124,228
Lakeland Financial Corp.	833	66,815
Meta Financial Group, Inc.	1,043	57,772
National Bank Holdings Corp., Class A	998	44,291
NBT Bancorp, Inc.	1,429	54,831
Northwest Bancshares, Inc.	4,165	58,643
OFG Bancorp	1,641	46,243
Pacific Premier Bancorp, Inc.	3,106	120,233
Park National Corp.	475	63,678
Preferred Bank	451	35,394
Renasant Corp.	1,835	66,996
S&T Bancorp, Inc.	1,294	40,230
Seacoast Banking Corp. of Florida	1,920	70,368
ServisFirst Bancshares, Inc.	1,606	140,332
Simmons First National Corp., Class A	3,779	107,777
Southside Bancshares, Inc.	1,061	44,233
Tompkins Financial Corp.	391	30,928
Triumph Bancorp, Inc.*	776	77,848
Trustmark Corp.	2,055	64,712
United Community Banks, Inc.	3,446	133,222
Veritex Holdings, Inc.	1,621	65,861
Westamerica Bancorp	884	52,439
		3,580,625
Beverages - 0.6%
Celsius Holdings, Inc.*	1,255	80,182
Coca-Cola Consolidated, Inc.	153	76,030
MGP Ingredients, Inc.	412	32,799
National Beverage Corp.	768	33,800
		222,811
Biotechnology - 1.7%
Anika Therapeutics, Inc.*	475	15,438
Avid Bioservices, Inc.*	2,019	41,349
Coherus Biosciences, Inc.*	2,097	24,724
Cytokinetics, Inc.*	2,760	97,483
Eagle Pharmaceuticals, Inc.*	374	17,724
Emergent BioSolutions, Inc.*	1,575	65,174
Enanta Pharmaceuticals, Inc.*	591	41,618
iTeos Therapeutics, Inc.*	661	23,882
Ligand Pharmaceuticals, Inc.*	550	55,671
Myriad Genetics, Inc.*	2,628	64,071
Organogenesis Holdings, Inc.*	2,076	15,445
REGENXBIO, Inc.*	1,240	32,500
uniQure NV*	1,187	20,167
Vanda Pharmaceuticals, Inc.*	1,834	20,834
Vericel Corp.*	1,540	63,463
Xencor, Inc.*	1,925	60,272
		659,815
Building Products - 1.6%
AAON, Inc.	1,364	79,876
American Woodmark Corp.*	544	29,148
Apogee Enterprises, Inc.	834	37,588
Gibraltar Industries, Inc.*	1,076	51,992
Griffon Corp.	1,569	36,165

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Insteel Industries, Inc.	638	23,676
PGT Innovations, Inc.*	1,962	42,203
Quanex Building Products Corp.	1,102	25,192
Resideo Technologies, Inc.*	4,754	122,368
UFP Industries, Inc.	2,039	174,844
		623,052
Capital Markets - 0.8%
B Riley Financial, Inc.	527	31,383
Blucora, Inc.*	1,604	31,920
Brightsphere Investment Group, Inc.	1,180	28,166
Donnelley Financial Solutions, Inc.*	962	30,880
Greenhill & Co., Inc.	456	8,062
Piper Sandler Cos.	465	68,825
StoneX Group, Inc.*	554	41,799
Virtus Investment Partners, Inc.	235	56,546
WisdomTree Investments, Inc.	3,584	20,178
		317,759
Chemicals - 2.5%
AdvanSix, Inc.	925	37,055
American Vanguard Corp.	886	13,352
Balchem Corp.	1,065	147,332
Ferro Corp.*	2,723	59,171
FutureFuel Corp.	850	6,256
GCP Applied Technologies, Inc.*	1,765	55,739
Hawkins, Inc.	619	28,016
HB Fuller Co.	1,729	118,212
Innospec, Inc.	812	77,546
Koppers Holdings, Inc.*	701	20,070
Kraton Corp.*	1,057	48,780
Livent Corp.*	5,320	125,286
Quaker Chemical Corp.(c)	442	82,040
Rayonier Advanced Materials, Inc.*	2,097	12,309
Stepan Co.	701	72,638
Tredegar Corp.	844	9,714
Trinseo plc	1,279	66,457
		979,973
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	2,215	99,298
Brady Corp., Class A	1,598	73,636
CoreCivic, Inc., REIT*	3,960	36,076
Deluxe Corp.	1,403	43,647
GEO Group, Inc. (The), REIT*(c)	4,034	24,043
Harsco Corp.*	2,606	31,038
Healthcare Services Group, Inc.	2,455	38,838
HNI Corp.	1,433	58,309
Interface, Inc.(c)	1,946	25,395
KAR Auction Services, Inc.*	3,988	73,619
Matthews International Corp., Class A	1,041	34,540
Pitney Bowes, Inc.	5,449	27,136
UniFirst Corp.	501	90,806
US Ecology, Inc.*	1,038	49,243
Viad Corp.*	677	23,654
		729,278
Communications Equipment - 1.1%
ADTRAN, Inc.	1,603	33,006
CalAmp Corp.*	1,181	8,338
Comtech Telecommunications Corp.	868	17,863
Digi International, Inc.*	1,123	22,550
Extreme Networks, Inc.*	4,276	49,131
Harmonic, Inc.*	3,376	31,431
NETGEAR, Inc.*	962	25,599
NetScout Systems, Inc.*	2,432	75,708
Plantronics, Inc.*	1,407	39,635
Viavi Solutions, Inc.*	7,824	128,314
		431,575
Construction & Engineering - 0.8%
Arcosa, Inc.	1,590	83,745
Comfort Systems USA, Inc.	1,187	102,058
Granite Construction, Inc.	1,509	45,678
MYR Group, Inc.*	555	49,811
NV5 Global, Inc.*	390	41,828
		323,120
Consumer Finance - 0.8%
Encore Capital Group, Inc.*	818	53,980
Enova International, Inc.*	1,198	48,843
EZCORP, Inc., Class A*	1,749	10,477
Green Dot Corp., Class A*	1,802	51,627
LendingTree, Inc.*	378	45,742
PRA Group, Inc.*	1,434	63,999
World Acceptance Corp.*	139	27,309
		301,977
Containers & Packaging - 0.2%
Myers Industries, Inc.	1,194	19,844
O-I Glass, Inc.*	5,163	65,983
		85,827
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	1,637	34,017
American Public Education, Inc.*	616	12,295
Perdoceo Education Corp.*	2,309	24,175
Strategic Education, Inc.	745	43,970
WW International, Inc.*	1,753	17,863
		132,320
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	359	11,966
Cogent Communications Holdings, Inc.	1,396	88,506
Consolidated Communications Holdings, Inc.*	2,372	16,889
		117,361
Electrical Equipment - 0.3%
AZZ, Inc.	819	40,319
Encore Wire Corp.	667	77,652
Powell Industries, Inc.	297	6,279
		124,250
Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	1,242	106,626
Arlo Technologies, Inc.*	2,775	25,752
Badger Meter, Inc.	961	95,533
Benchmark Electronics, Inc.	1,158	30,270
CTS Corp.	1,059	40,178
ePlus, Inc.*	889	41,694
Fabrinet*	1,219	122,059
FARO Technologies, Inc.*	599	32,789
Insight Enterprises, Inc.*	1,149	119,496
Itron, Inc.*	1,489	70,981
Knowles Corp.*	3,039	66,189
Methode Electronics, Inc.	1,255	57,278
OSI Systems, Inc.*	549	44,288
PC Connection, Inc.	362	17,662
Plexus Corp.*	930	75,767
Rogers Corp.*	617	168,441

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Sanmina Corp.*	2,119	84,294
ScanSource, Inc.*	840	26,527
TTM Technologies, Inc.*	3,436	43,191
		1,269,015
Energy Equipment & Services - 1.5%
Archrock, Inc.	4,412	36,840
Bristow Group, Inc.*	763	25,286
Core Laboratories NV	1,524	42,001
DMC Global, Inc.*	617	18,140
Dril-Quip, Inc.*	1,165	33,599
Helix Energy Solutions Group, Inc.*	4,667	18,901
Helmerich & Payne, Inc.	3,551	128,653
Nabors Industries Ltd.*	255	32,013
Oceaneering International, Inc.*	3,285	48,092
Oil States International, Inc.*	2,021	10,571
Patterson-UTI Energy, Inc.	7,081	102,179
ProPetro Holding Corp.*	2,789	35,615
RPC, Inc.*	2,343	20,548
US Silica Holdings, Inc.*	2,456	35,514
		587,952
Entertainment - 0.2%
Cinemark Holdings, Inc.*	3,504	61,460
Marcus Corp. (The)*	720	13,090
		74,550
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	2,912	62,433
Agree Realty Corp.(c)	2,296	147,288
Alexander & Baldwin, Inc.	2,387	53,540
American Assets Trust, Inc.	1,731	63,285
Armada Hoffler Properties, Inc.	2,025	29,727
Brandywine Realty Trust	5,634	75,101
CareTrust REIT, Inc.	3,194	55,895
Centerspace REIT	470	44,175
Chatham Lodging Trust*	1,606	22,083
Community Healthcare Trust, Inc.	775	32,318
DiamondRock Hospitality Co.*	6,933	66,210
Diversified Healthcare Trust	7,867	22,657
Easterly Government Properties, Inc.	2,836	59,046
Essential Properties Realty Trust, Inc.	4,003	101,196
Four Corners Property Trust, Inc.	2,548	67,216
Franklin Street Properties Corp.	3,128	18,080
Getty Realty Corp.	1,297	35,732
Global Net Lease, Inc.	3,409	48,442
Hersha Hospitality Trust*	1,087	10,033
Independence Realty Trust, Inc.	3,443	87,005
Industrial Logistics Properties Trust	2,152	48,140
Innovative Industrial Properties, Inc.	788	148,506
iStar, Inc.	2,286	57,424
LTC Properties, Inc.	1,295	43,810
LXP Industrial Trust	9,308	143,902
NexPoint Residential Trust, Inc.	750	63,728
Office Properties Income Trust	1,594	39,930
Orion Office REIT, Inc.*	1,783	30,365
Retail Opportunity Investments Corp.	3,998	72,604
RPT Realty	2,775	35,936
Safehold, Inc.	465	28,532
Saul Centers, Inc.	429	19,747
Service Properties Trust	5,434	46,895
SITE Centers Corp.	5,909	91,885
Summit Hotel Properties, Inc.*	3,503	34,645
Tanger Factory Outlet Centers, Inc.(c)	3,422	57,079
Uniti Group, Inc.(c)	7,770	100,777
Universal Health Realty Income Trust	422	24,100
Urban Edge Properties	3,634	66,211
Urstadt Biddle Properties, Inc., Class A	990	18,642
Veris Residential, Inc.*	2,635	44,532
Washington REIT	2,788	65,128
Whitestone REIT	1,521	17,917
Xenia Hotels & Resorts, Inc.*	3,760	69,710
		2,471,607
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	1,018	46,421
Chefs' Warehouse, Inc. (The)*	1,072	35,215
PriceSmart, Inc.	792	57,594
SpartanNash Co.	1,184	33,318
United Natural Foods, Inc.*	1,854	74,586
		247,134
Food Products - 1.5%
B&G Foods, Inc.(c)	2,135	63,196
Calavo Growers, Inc.	583	24,888
Cal-Maine Foods, Inc.	1,233	54,585
Fresh Del Monte Produce, Inc.	1,097	28,390
Hostess Brands, Inc.*	4,561	98,244
J & J Snack Foods Corp.	491	80,387
John B Sanfilippo & Son, Inc.	292	23,220
Seneca Foods Corp., Class A*	207	10,298
Simply Good Foods Co. (The)*	2,777	110,053
Tootsie Roll Industries, Inc.	570	19,237
TreeHouse Foods, Inc.*	1,837	72,102
		584,600
Gas Utilities - 0.7%
Chesapeake Utilities Corp.(c)	580	77,111
Northwest Natural Holding Co.	1,010	52,530
South Jersey Industries, Inc.	3,701	125,575
		255,216
Health Care Equipment & Supplies - 2.7%
AngioDynamics, Inc.*	1,272	29,930
Artivion, Inc.*	1,293	25,278
Avanos Medical, Inc.*	1,585	56,093
BioLife Solutions, Inc.*	963	22,630
Cardiovascular Systems, Inc.*	1,336	28,136
CONMED Corp.	961	140,460
Cutera, Inc.*	539	20,676
Glaukos Corp.*	1,543	85,343
Heska Corp.*	351	49,842
Inogen, Inc.*	674	23,516
Integer Holdings Corp.*	1,087	91,167
Lantheus Holdings, Inc.*	2,227	106,495
LeMaitre Vascular, Inc.	634	30,096
Meridian Bioscience, Inc.*	1,429	36,154
Merit Medical Systems, Inc.*	1,671	108,665
Mesa Laboratories, Inc.	172	43,917
Natus Medical, Inc.*	1,124	31,270
OraSure Technologies, Inc.*(c)	2,370	18,486
Orthofix Medical, Inc.*	650	22,087
Surmodics, Inc.*	456	20,465
Tactile Systems Technology, Inc.*	652	13,275
Varex Imaging Corp.*(c)	1,296	30,637

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Zynex, Inc.(c)	720	4,529
		1,039,147
Health Care Providers & Services - 2.9%
Addus HomeCare Corp.*	525	44,646
AMN Healthcare Services, Inc.*(c)	1,556	165,154
Apollo Medical Holdings, Inc.*(c)	1,242	59,765
Community Health Systems, Inc.*	4,088	42,965
CorVel Corp.*	309	49,150
Covetrus, Inc.*	3,400	60,248
Cross Country Healthcare, Inc.*	1,162	25,948
Ensign Group, Inc. (The)	1,727	145,137
Fulgent Genetics, Inc.*	637	39,685
Hanger, Inc.*	1,209	21,907
Joint Corp. (The)*	475	19,475
MEDNAX, Inc.*	2,845	66,772
ModivCare, Inc.*	405	47,790
Owens & Minor, Inc.	2,483	109,624
Pennant Group, Inc. (The)*	891	14,479
RadNet, Inc.*	1,460	36,018
Select Medical Holdings Corp.	3,489	80,770
Tivity Health, Inc.*	1,458	39,774
US Physical Therapy, Inc.	425	39,087
		1,108,394
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	4,035	78,521
Computer Programs and Systems, Inc.*	482	14,836
HealthStream, Inc.*	831	17,027
NextGen Healthcare, Inc.*	1,892	36,951
Omnicell, Inc.*	1,445	186,810
OptimizeRx Corp.*	586	26,540
Simulations Plus, Inc.(c)	517	20,365
Tabula Rasa HealthCare, Inc.*	778	4,434
		385,484
Hotels, Restaurants & Leisure - 1.5%
BJ's Restaurants, Inc.*	768	24,630
Bloomin' Brands, Inc.*	2,673	65,783
Brinker International, Inc.*	1,494	63,555
Cheesecake Factory, Inc. (The)*	1,597	68,336
Chuy's Holdings, Inc.*	652	21,255
Dave & Buster's Entertainment, Inc.*	1,271	55,085
Dine Brands Global, Inc.	567	47,537
El Pollo Loco Holdings, Inc.*	637	8,453
Fiesta Restaurant Group, Inc.*	564	5,679
Jack in the Box, Inc.	713	61,511
Monarch Casino & Resort, Inc.*	432	33,653
Red Robin Gourmet Burgers, Inc.*	517	9,073
Ruth's Hospitality Group, Inc.	1,045	25,926
Shake Shack, Inc., Class A*	1,290	96,389
		586,865
Household Durables - 1.9%
Cavco Industries, Inc.*	281	76,609
Century Communities, Inc.	978	62,318
Ethan Allen Interiors, Inc.	725	18,894
Installed Building Products, Inc.(c)	774	74,846
iRobot Corp.*(c)	887	55,136
La-Z-Boy, Inc.	1,459	42,574
LGI Homes, Inc.*	703	88,669
M/I Homes, Inc.*	959	47,269
MDC Holdings, Inc.	1,860	82,473
Meritage Homes Corp.*	1,228	121,056
Tupperware Brands Corp.*	1,610	29,350
Universal Electronics, Inc.*	432	14,355
		713,549
Household Products - 0.4%
Central Garden & Pet Co.*	321	15,196
Central Garden & Pet Co., Class A*	1,322	58,221
WD-40 Co.(c)	451	95,562
		168,979
Insurance - 2.3%
Ambac Financial Group, Inc.*	1,523	19,540
American Equity Investment Life Holding Co.	2,709	102,102
AMERISAFE, Inc.	636	29,956
Assured Guaranty Ltd.(c)	2,297	142,345
eHealth, Inc.*	781	12,137
Employers Holdings, Inc.	919	35,712
Genworth Financial, Inc., Class A*	16,702	67,810
HCI Group, Inc.	263	16,374
Horace Mann Educators Corp.	1,366	56,812
James River Group Holdings Ltd.	1,228	32,665
Palomar Holdings, Inc.*	795	51,222
ProAssurance Corp.	1,776	42,802
Safety Insurance Group, Inc.	469	39,133
Selectquote, Inc.*	4,102	12,757
SiriusPoint Ltd.*	2,880	21,283
Stewart Information Services Corp.	885	60,074
Trupanion, Inc.*	1,131	101,372
United Fire Group, Inc.	710	19,603
Universal Insurance Holdings, Inc.	922	10,658
		874,357
Interactive Media & Services - 0.1%
Cars.com, Inc.*	2,137	34,576
QuinStreet, Inc.*	1,643	18,484
		53,060
Internet & Direct Marketing Retail - 0.3%
Liquidity Services, Inc.*	874	15,059
PetMed Express, Inc.	689	18,568
Shutterstock, Inc.	771	69,799
		103,426
IT Services - 1.3%
CSG Systems International, Inc.	1,075	66,349
EVERTEC, Inc.	1,965	79,307
ExlService Holdings, Inc.*	1,098	132,627
Perficient, Inc.*	1,084	110,460
TTEC Holdings, Inc.	603	47,939
Unisys Corp.*	2,211	47,249
		483,931
Leisure Products - 0.3%
Sturm Ruger & Co., Inc.	580	41,998
Vista Outdoor, Inc.*	1,886	68,745
		110,743
Life Sciences Tools & Services - 0.2%
NeoGenomics, Inc.*	4,054	86,796

Machinery - 4.4%
Alamo Group, Inc.	326	45,350
Albany International Corp., Class A	1,065	93,528
Astec Industries, Inc.	749	37,300
Barnes Group, Inc.	1,532	71,161
Chart Industries, Inc.*	1,173	169,381
CIRCOR International, Inc.*	667	17,969
Enerpac Tool Group Corp.	1,986	34,258
EnPro Industries, Inc.	680	75,099

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
ESCO Technologies, Inc.	858	59,691
Federal Signal Corp.	2,009	72,545
Franklin Electric Co., Inc.	1,285	108,660
Greenbrier Cos., Inc. (The)	1,071	47,585
Hillenbrand, Inc.	2,406	114,790
John Bean Technologies Corp.	1,046	118,585
Lindsay Corp.	359	47,104
Meritor, Inc.*	2,310	82,259
Mueller Industries, Inc.	1,890	107,825
Proto Labs, Inc.*	909	51,113
SPX Corp.*	1,494	75,746
SPX FLOW, Inc.	1,383	118,786
Standex International Corp.	401	42,478
Tennant Co.	610	48,056
Titan International, Inc.*	1,683	18,850
Wabash National Corp.	1,628	27,741
		1,685,860
Marine - 0.4%
Matson, Inc.	1,382	153,084

Media - 0.6%
AMC Networks, Inc., Class A*	961	39,833
EW Scripps Co. (The), Class A*	1,883	41,916
Gannett Co., Inc.*	4,685	23,238
Loyalty Ventures, Inc.*	656	15,744
Scholastic Corp.	1,004	42,248
TechTarget, Inc.*	854	66,936
Thryv Holdings, Inc.*	559	16,994
		246,909
Metals & Mining - 1.6%
Allegheny Technologies, Inc.*	4,189	107,825
Arconic Corp.*	3,504	107,573
Carpenter Technology Corp.(c)	1,585	60,848
Century Aluminum Co.*	1,663	39,280
Compass Minerals International, Inc.	1,122	65,772
Haynes International, Inc.	418	15,282
Kaiser Aluminum Corp.	522	50,373
Materion Corp.	673	56,229
Olympic Steel, Inc.	305	8,165
SunCoke Energy, Inc.	2,736	21,696
TimkenSteel Corp.*	1,354	24,413
Warrior Met Coal, Inc.	1,693	53,329
		610,785
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance, Inc.	4,329	56,494
ARMOUR Residential REIT, Inc.(c)	2,952	24,000
Ellington Financial, Inc.	1,797	31,753
Franklin BSP Realty Trust, Inc.	1,446	19,087
Granite Point Mortgage Trust, Inc.	1,770	19,859
Invesco Mortgage Capital, Inc.	10,260	22,367
KKR Real Estate Finance Trust, Inc.	1,462	31,389
New York Mortgage Trust, Inc.	12,485	43,822
PennyMac Mortgage Investment Trust	3,194	49,826
Ready Capital Corp.	1,940	28,809
Redwood Trust, Inc.	3,773	39,202
Two Harbors Investment Corp.	11,320	57,279
		423,887
Multiline Retail - 0.1%
Big Lots, Inc.	1,072	37,263

Multi-Utilities - 0.3%
Avista Corp.	2,328	103,898
Unitil Corp.	526	26,558
		130,456
Oil, Gas & Consumable Fuels - 3.4%
Callon Petroleum Co.*	1,564	88,147
Civitas Resources, Inc.	2,371	119,664
CONSOL Energy, Inc.*	1,045	32,123
Dorian LPG Ltd.	913	12,581
Green Plains, Inc.*	1,763	57,721
Laredo Petroleum, Inc.*	472	36,136
Matador Resources Co.	3,631	180,098
Par Pacific Holdings, Inc.*	1,506	20,482
PBF Energy, Inc., Class A*	3,126	51,954
Range Resources Corp.*	8,224	188,741
Ranger Oil Corp.*	694	23,429
Renewable Energy Group, Inc.*	1,656	101,844
REX American Resources Corp.*	173	16,342
SM Energy Co.(c)	3,999	142,004
Southwestern Energy Co.*	33,407	166,701
Talos Energy, Inc.*	1,347	21,161
World Fuel Services Corp.	2,081	58,976
		1,318,104
Paper & Forest Products - 0.4%
Clearwater Paper Corp.*	549	15,828
Glatfelter Corp.	1,466	20,143
Mercer International, Inc.	1,326	17,729
Neenah, Inc.	551	21,461
Schweitzer-Mauduit International, Inc.	1,036	32,344
Sylvamo Corp.*	1,160	40,484
		147,989
Personal Products - 0.7%
Edgewell Personal Care Co.	1,790	63,867
elf Beauty, Inc.*	1,575	41,627
Inter Parfums, Inc.	587	54,521
Medifast, Inc.	383	71,238
USANA Health Sciences, Inc.*	385	33,884
		265,137
Pharmaceuticals - 1.5%
Amphastar Pharmaceuticals, Inc.*	1,213	33,612
ANI Pharmaceuticals, Inc.*	356	13,332
Cara Therapeutics, Inc.*	1,389	14,404
Collegium Pharmaceutical, Inc.*	1,138	22,157
Corcept Therapeutics, Inc.*	3,123	69,612
Endo International plc*	7,692	23,922
Harmony Biosciences Holdings, Inc.*	751	30,010
Innoviva, Inc.*	2,058	39,534
Nektar Therapeutics*	6,073	62,188
Pacira BioSciences, Inc.*	1,467	97,834
Phibro Animal Health Corp., Class A	670	14,271
Prestige Consumer Healthcare, Inc.*	1,650	98,225
Supernus Pharmaceuticals, Inc.*	1,752	55,976
		575,077
Professional Services - 1.2%
Exponent, Inc.	1,714	162,419
Forrester Research, Inc.*	366	19,006

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Heidrick & Struggles International, Inc.	645	27,574
Kelly Services, Inc., Class A	1,186	25,167
Korn Ferry	1,796	119,003
ManTech International Corp., Class A	908	75,700
Resources Connection, Inc.	1,027	17,048
TrueBlue, Inc.*	1,168	31,769
		477,686
Real Estate Management & Development - 0.5%
Douglas Elliman, Inc.*	2,152	16,226
Marcus & Millichap, Inc.*	821	40,828
RE/MAX Holdings, Inc., Class A	622	18,436
Realogy Holdings Corp.*	3,837	69,757
St Joe Co. (The)	1,086	58,677
		203,924
Road & Rail - 0.4%
ArcBest Corp.(c)	842	78,037
Heartland Express, Inc.	1,531	21,985
Marten Transport Ltd.	1,965	33,896
		133,918
Semiconductors & Semiconductor Equipment - 2.9%
Axcelis Technologies, Inc.*	1,098	76,004
CEVA, Inc.*	756	30,822
Cohu, Inc.*	1,603	49,982
Diodes, Inc.*	1,481	132,683
FormFactor, Inc.*	2,573	104,181
Ichor Holdings Ltd.*	935	32,940
Kulicke & Soffa Industries, Inc.(c)	2,039	106,517
MaxLinear, Inc.*	2,323	142,516
Onto Innovation, Inc.*	1,621	139,746
PDF Solutions, Inc.*	983	26,895
Photronics, Inc.*	2,012	37,061
Rambus, Inc.*	3,599	97,173
SMART Global Holdings, Inc.*(c)	1,523	41,806
Ultra Clean Holdings, Inc.*	1,477	67,661
Veeco Instruments, Inc.*(c)	1,664	47,541
		1,133,528
Software - 2.3%
8x8, Inc.*	3,751	48,613
Agilysys, Inc.*	639	26,857
Alarm.com Holdings, Inc.*	1,517	99,864
Bottomline Technologies DE, Inc.*	1,273	72,103
Consensus Cloud Solutions, Inc.*	529	29,444
Ebix, Inc.(c)	784	23,136
InterDigital, Inc.	1,008	64,935
LivePerson, Inc.*	2,168	43,967
OneSpan, Inc.*	1,132	15,599
Progress Software Corp.	1,442	63,563
SPS Commerce, Inc.*	1,184	153,742
Vonage Holdings Corp.*	8,311	168,880
Xperi Holding Corp.	3,442	59,616
		870,319
Specialty Retail - 3.4%
Aaron's Co., Inc. (The)	1,037	21,767
Abercrombie & Fitch Co., Class A*	1,946	74,104
America's Car-Mart, Inc.*	200	19,236
Asbury Automotive Group, Inc.*	762	147,912
Barnes & Noble Education, Inc.*	1,190	6,521
Bed Bath & Beyond, Inc.*	3,326	56,176
Boot Barn Holdings, Inc.*	975	84,844
Buckle, Inc. (The)	966	34,776
Caleres, Inc.	1,260	26,158
Cato Corp. (The), Class A	643	11,317
Chico's FAS, Inc.*	4,032	18,950
Children's Place, Inc. (The)*	460	28,962
Conn's, Inc.*	632	11,591
Designer Brands, Inc., Class A*	2,020	26,361
Genesco, Inc.*	468	30,022
Group 1 Automotive, Inc.	596	108,430
Guess?, Inc.	1,284	28,120
Haverty Furniture Cos., Inc.	491	13,949
Hibbett, Inc.	494	22,270
LL Flooring Holdings, Inc.*	959	15,402
MarineMax, Inc.*	716	32,764
Monro, Inc.	1,103	51,488
ODP Corp. (The)*	1,511	66,484
Rent-A-Center, Inc.	1,992	56,593
Sally Beauty Holdings, Inc.*	3,721	64,299
Shoe Carnival, Inc.	577	16,825
Signet Jewelers Ltd.(c)	1,747	123,163
Sleep Number Corp.*	745	48,946
Sonic Automotive, Inc., Class A	682	36,630
Zumiez, Inc.*	704	31,321
		1,315,381
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	4,204	74,915
Corsair Gaming, Inc.*	1,090	25,157
Diebold Nixdorf, Inc.*	2,399	20,872
		120,944
Textiles, Apparel & Luxury Goods - 1.0%
Fossil Group, Inc.*	1,563	21,132
G-III Apparel Group Ltd.*	1,438	39,890
Kontoor Brands, Inc.	1,568	77,679
Movado Group, Inc.	542	21,366
Oxford Industries, Inc.	523	46,228
Steven Madden Ltd.	2,517	107,375
Unifi, Inc.*	457	8,578
Vera Bradley, Inc.*	840	6,350
Wolverine World Wide, Inc.	2,710	62,411
		391,009
Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc.*	1,761	96,397
Capitol Federal Financial, Inc.	4,248	46,388
Flagstar Bancorp, Inc.	1,740	79,309
Mr Cooper Group, Inc.*	2,472	125,652
NMI Holdings, Inc., Class A*	2,823	65,324
Northfield Bancorp, Inc.	1,434	22,514
Provident Financial Services, Inc.	2,544	60,369
TrustCo Bank Corp.	634	21,664
Walker & Dunlop, Inc.	969	134,061
WSFS Financial Corp.	2,155	109,539
		761,217
Tobacco - 0.2%
Universal Corp.	810	43,829
Vector Group Ltd.	4,307	48,282
		92,111
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	1,266	127,993
Boise Cascade Co.	1,293	103,362
DXP Enterprises, Inc.*	562	16,135
GMS, Inc.*	1,421	77,089
NOW, Inc.*	3,638	33,979
Veritiv Corp.*	456	48,870
		407,428

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Water Utilities - 0.7%
American States Water Co.	1,216	102,339
California Water Service Group	1,731	98,546
Middlesex Water Co.	576	57,594
		258,479
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	1,645	36,766
Telephone and Data Systems, Inc.	3,253	56,439
		93,205
TOTAL COMMON STOCKS (Cost $34,401,088)		33,030,481

SECURITIES LENDING REINVESTMENTS(d) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $111,004)	111,004	111,004

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 14.5%

REPURCHASE AGREEMENTS(e) - 14.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $5,618,742
(Cost $5,618,737)	5,618,737	5,618,737

Total Investments - 100.3% (Cost $40,130,829)		38,760,222
Liabilities in excess of other assets - (0.3%)		(132,504)
Net Assets - 100.0%		38,627,718

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,105,279.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $904,305, collateralized in the form of cash with a value of $111,004 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $834,894 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – November 15, 2051. The total value of collateral is $945,898.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $111,004.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,846,891	5/8/2023	Bank of America NA	0.43%	S&P SmallCap 600®	(1,100,430)
9,469,412	11/7/2022	Citibank NA	0.43%	S&P SmallCap 600®	(195,032)
14,329,806	11/7/2022	Morgan Stanley & Co. International plc	0.68%	S&P SmallCap 600®	119,396
9,166,706	3/7/2023	Societe Generale	0.53%	S&P SmallCap 600®	(204,218)
2,404,533	3/7/2023	UBS AG	0.38%	S&P SmallCap 600®	(249,228)
44,217,348					(1,629,512)
				Total Unrealized Appreciation	119,396
				Total Unrealized Depreciation	(1,748,908)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 92.7%

Communications Equipment - 2.6%
Arista Networks, Inc.*	13,281	1,629,977
Ciena Corp.*	9,172	627,548
Cisco Systems, Inc.	249,730	13,927,442
F5, Inc.*	3,558	714,624
Juniper Networks, Inc.	19,243	650,221
Lumentum Holdings, Inc.*(b)	4,278	422,923
Motorola Solutions, Inc.	9,994	2,202,978
Ubiquiti, Inc.(b)	348	88,354
Viavi Solutions, Inc.*	14,074	230,814
		20,494,881
Diversified Telecommunication Services - 0.2%
Liberty Global plc, Class A*	10,480	270,174
Liberty Global plc, Class C*	19,669	508,837
Lumen Technologies, Inc.	54,564	565,283
		1,344,294
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	8,041	1,386,751
TD SYNNEX Corp.	2,457	250,196
		1,636,947
Health Care Technology - 0.5%
Cerner Corp.	17,407	1,623,203
Omnicell, Inc.*	2,608	337,162
Veeva Systems, Inc., Class A*	8,199	1,877,981
		3,838,346
Household Durables - 0.1%
Garmin Ltd.	8,998	993,739

Interactive Media & Services - 16.4%
Alphabet, Inc., Class A*	17,819	48,131,614
Alphabet, Inc., Class C*	16,575	44,716,366
Angi, Inc.*	4,439	30,585
Bumble, Inc., Class A*	4,281	109,722
Cargurus, Inc.*	5,174	250,680
IAC/InterActiveCorp*	4,973	570,701
Match Group, Inc.*	16,736	1,865,897
Meta Platforms, Inc., Class A*	140,087	29,562,560
Snap, Inc., Class A*	63,395	2,531,996
Twitter, Inc.*	47,346	1,683,150
Vimeo, Inc.*	9,235	119,963
Ziff Davis, Inc.*	2,843	286,006
		129,859,240
Internet & Direct Marketing Retail - 0.6%
Chewy, Inc., Class A*(b)	5,210	245,600
DoorDash, Inc., Class A*	9,576	1,005,001
eBay, Inc.	37,070	2,023,651
Etsy, Inc.*	7,518	1,164,463
		4,438,715
IT Services - 3.3%
Akamai Technologies, Inc.*	9,607	1,040,054
Amdocs Ltd.	7,504	590,565
Cloudflare, Inc., Class A*	16,195	1,885,422
Cognizant Technology Solutions Corp., Class A	31,114	2,679,849
DXC Technology Co.*	14,931	508,102
EPAM Systems, Inc.*	3,352	696,378
Fastly, Inc., Class A*(b)	6,341	117,943
Gartner, Inc.*	4,866	1,364,524
GoDaddy, Inc., Class A*	9,851	821,672
International Business Machines Corp.	53,095	6,504,668
Kyndryl Holdings, Inc.*	10,601	168,132
MongoDB, Inc.*(b)	3,945	1,506,950
Okta, Inc.*	8,759	1,601,496
Snowflake, Inc., Class A*	13,717	3,644,058
SolarWinds Corp.	2,643	35,813
Squarespace, Inc., Class A*(b)	1,650	48,856
Twilio, Inc., Class A*	9,999	1,747,825
VeriSign, Inc.*	5,749	1,228,676
		26,190,983
Semiconductors & Semiconductor Equipment - 18.1%
Advanced Micro Devices, Inc.*	96,850	11,945,523
Allegro MicroSystems, Inc.*	3,270	93,751
Amkor Technology, Inc.	5,920	134,206
Analog Devices, Inc.	31,813	5,099,306
Applied Materials, Inc.	53,475	7,176,345
Azenta, Inc.	4,415	386,401
Broadcom, Inc.	24,392	14,328,836
Cirrus Logic, Inc.*	3,372	292,926
Enphase Energy, Inc.*	7,991	1,332,100
Entegris, Inc.	8,034	1,048,276
GLOBALFOUNDRIES, Inc.*(b)	3,168	192,551
Intel Corp.	240,821	11,487,162
KLA Corp.	8,978	3,128,833
Lam Research Corp.	8,330	4,676,045
Lattice Semiconductor Corp.*	8,121	508,537
Marvell Technology, Inc.	48,757	3,331,566
Microchip Technology, Inc.	32,864	2,311,325
Micron Technology, Inc.	66,248	5,886,797
MKS Instruments, Inc.	3,302	497,281
Monolithic Power Systems, Inc.	2,570	1,178,859
NVIDIA Corp.	148,029	36,096,872
NXP Semiconductors NV	15,739	2,992,299
ON Semiconductor Corp.*	25,497	1,596,367
Power Integrations, Inc.	3,558	320,220
Qorvo, Inc.*	6,512	890,711
QUALCOMM, Inc.	66,291	11,401,389
Semtech Corp.*	3,825	265,379
Silicon Laboratories, Inc.*	2,383	366,291
Skyworks Solutions, Inc.	9,781	1,351,441
SolarEdge Technologies, Inc.*	3,110	993,396
Teradyne, Inc.(b)	9,639	1,136,631
Texas Instruments, Inc.	54,700	9,298,453
Universal Display Corp.	2,572	398,429
Wolfspeed, Inc.*	6,868	705,481
		142,849,985
Software - 30.4%
ACI Worldwide, Inc.*	6,939	232,595
Adobe, Inc.*	28,169	13,174,078
Alteryx, Inc., Class A*	3,535	220,231
Anaplan, Inc.*	8,658	410,129
ANSYS, Inc.*	5,163	1,673,793
Appian Corp.*	2,346	143,012
AppLovin Corp., Class A*	1,593	92,521
Asana, Inc., Class A*	4,773	261,513
Aspen Technology, Inc.*	3,955	602,782
Autodesk, Inc.*	13,003	2,863,651
Avalara, Inc.*	5,144	534,513
Bentley Systems, Inc., Class B	10,898	418,374
Bill.com Holdings, Inc.*(b)	5,395	1,283,363
Black Knight, Inc.*	9,197	516,779
Blackbaud, Inc.*	2,467	154,163
Blackline, Inc.*(b)	3,165	238,356

Ultra Technology Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Cadence Design Systems, Inc.*	16,414	2,485,572
CCC Intelligent Solutions Holdings, Inc.*	3,555	38,607
CDK Global, Inc.	6,991	316,972
Ceridian HCM Holding, Inc.*(b)	8,084	589,404
Citrix Systems, Inc.	7,402	758,705
Clear Secure, Inc., Class A*	814	21,921
Confluent, Inc., Class A*(b)	3,615	154,686
Consensus Cloud Solutions, Inc.*	924	51,430
Coupa Software, Inc.*	4,397	532,081
Crowdstrike Holdings, Inc., Class A*	12,199	2,381,367
Datadog, Inc., Class A*	15,203	2,449,355
Digital Turbine, Inc.*	5,178	251,029
DocuSign, Inc.*	11,659	1,380,775
Dolby Laboratories, Inc., Class A	3,886	291,839
Dropbox, Inc., Class A*	16,688	378,651
Duck Creek Technologies, Inc.*	4,476	105,096
Dynatrace, Inc.*	11,661	517,982
Elastic NV*	4,246	367,916
Fair Isaac Corp.*	1,605	756,260
Five9, Inc.*(b)	4,018	441,980
Fortinet, Inc.*	8,039	2,769,596
Guidewire Software, Inc.*	4,939	435,373
HubSpot, Inc.*	2,673	1,403,325
Intuit, Inc.	16,751	7,946,172
Mandiant Corp.*	14,235	281,853
Manhattan Associates, Inc.*	3,747	500,899
Matterport, Inc.*(b)	10,910	80,843
McAfee Corp., Class A	4,451	115,681
Microsoft Corp.	444,726	132,879,682
MicroStrategy, Inc., Class A*(b)	487	215,741
nCino, Inc.*	3,353	154,003
NCR Corp.*(b)	7,817	316,745
New Relic, Inc.*	3,482	230,648
NortonLifeLock, Inc.	34,445	998,216
Nuance Communications, Inc.*	16,868	936,511
Nutanix, Inc., Class A*	12,495	333,617
Oracle Corp.	95,514	7,256,199
Palantir Technologies, Inc., Class A*	94,828	1,123,712
Palo Alto Networks, Inc.*(b)	5,790	3,440,708
Paycom Software, Inc.*	2,843	964,374
Paylocity Holding Corp.*	2,345	498,172
Pegasystems, Inc.	2,424	211,179
Procore Technologies, Inc.*	543	35,398
PTC, Inc.*	6,278	698,616
Q2 Holdings, Inc.*	3,347	217,722
Qualtrics International, Inc., Class A*	5,604	169,969
Rapid7, Inc.*	3,337	345,246
RingCentral, Inc., Class A*	4,857	635,490
salesforce.com, Inc.*	57,948	12,199,792
SentinelOne, Inc., Class A*	2,458	102,007
ServiceNow, Inc.*	11,793	6,838,997
Smartsheet, Inc., Class A*	7,467	397,020
Splunk, Inc.*	9,566	1,129,745
SS&C Technologies Holdings, Inc.	13,090	981,357
Synopsys, Inc.*	9,037	2,823,068
Trade Desk, Inc. (The), Class A*	25,817	2,202,706
Tyler Technologies, Inc.*	2,437	1,043,670
UiPath, Inc., Class A*	15,298	530,994
Unity Software, Inc.*(b)	9,474	1,008,507
Varonis Systems, Inc.*	6,329	275,944
Verint Systems, Inc.*	3,892	195,495
VMware, Inc., Class A	11,910	1,397,281
Workday, Inc., Class A*	11,283	2,584,371
Workiva, Inc.*	2,689	283,152
Zendesk, Inc.*	7,152	834,424
Zoom Video Communications, Inc., Class A*	12,833	1,701,656
Zscaler, Inc.*(b)	4,660	1,114,439
		239,931,796
Technology Hardware, Storage & Peripherals - 20.3%
Apple, Inc.	922,940	152,395,853
Dell Technologies, Inc., Class C*	17,251	879,111
Hewlett Packard Enterprise Co.	77,459	1,233,147
HP, Inc.	68,224	2,344,177
NetApp, Inc.	13,236	1,037,438
Pure Storage, Inc., Class A*	15,876	411,823
Seagate Technology Holdings plc	12,124	1,250,712
Western Digital Corp.*	18,465	940,607
Xerox Holdings Corp.	8,152	160,676
		160,653,544
TOTAL COMMON STOCKS (Cost $767,477,622)		732,232,470

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $720,978)	720,978	720,978

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 23.0%

REPURCHASE AGREEMENTS(d) - 23.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $181,847,831
(Cost $181,847,651)	181,847,651	181,847,651

Total Investments - 115.8% (Cost $950,046,251)		914,801,099
Liabilities in excess of other assets - (15.8%)		(124,648,909)
Net Assets - 100.0%		790,152,190

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $424,983,719.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $3,974,180, collateralized in the form of cash with a value of $720,978 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,178,523 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from April 15, 2022 – August 15, 2051. The total value of collateral is $3,899,501. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Ultra Technology Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $720,978.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
89,712,261	5/8/2023	Bank of America NA	0.43%	Dow Jones U.S. TechnologySM Index[c]	(15,132,378)
76,851,759	5/8/2023	BNP Paribas SA	0.68%	Dow Jones U.S. TechnologySM Index[c]	(19,963,724)
40,856,739	4/10/2023	Citibank NA	0.38%	Dow Jones U.S. TechnologySM Index[c]	(24,082,108)
32,688,718	4/10/2023	Credit Suisse International	0.68%	Dow Jones U.S. TechnologySM Index[c]	(4,483,981)
140,424,246	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. TechnologySM Index[c]	(21,768,827)
136,776,917	5/8/2023	J.P. Morgan Securities	0.53%	Dow Jones U.S. TechnologySM Index[c]	(20,694,439)
18,960,288	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. TechnologySM Index[c]	1,749,628
133,869,866	3/7/2023	Societe Generale	0.63%	Dow Jones U.S. TechnologySM Index[c]	(25,126,024)
175,308,847	3/7/2023	UBS AG	0.68%	Dow Jones U.S. TechnologySM Index[c]	(23,564,310)
845,449,641					(153,066,163)
				Total Unrealized Appreciation	1,749,628
				Total Unrealized Depreciation	(154,815,791)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.1%

Communications Equipment - 38.9%
ADTRAN, Inc.	269	5,539
Arista Networks, Inc.*	679	83,334
Ciena Corp.*	855	58,499
Cisco Systems, Inc.	7,475	416,881
CommScope Holding Co., Inc.*	1,129	10,771
Comtech Telecommunications Corp.	145	2,984
Extreme Networks, Inc.*	717	8,238
F5, Inc.*	333	66,883
Harmonic, Inc.*	566	5,269
Inseego Corp.*(b)	435	2,049
Juniper Networks, Inc.	1,796	60,687
Lumentum Holdings, Inc.*	399	39,445
Motorola Solutions, Inc.	336	74,064
NETGEAR, Inc.*	162	4,311
NetScout Systems, Inc.*	408	12,701
Plantronics, Inc.*(b)	236	6,648
Ribbon Communications, Inc.*	665	2,022
Ubiquiti, Inc.	34	8,632
Viasat, Inc.*	406	18,530
Viavi Solutions, Inc.*	1,312	21,517
		909,004
Diversified Telecommunication Services - 32.7%
Anterix, Inc.*	101	5,381
AT&T, Inc.	3,679	87,155
ATN International, Inc.	60	2,000
Consolidated Communications Holdings, Inc.*	398	2,834
EchoStar Corp., Class A*	215	5,233
Frontier Communications Parent, Inc.*	1,147	31,600
Globalstar, Inc.*(b)	3,663	4,322
IDT Corp., Class B*	96	3,462
Iridium Communications, Inc.*	728	28,822
Liberty Global plc, Class A*	977	25,187
Liberty Global plc, Class C*	1,833	47,420
Liberty Latin America Ltd., Class A*	226	2,271
Liberty Latin America Ltd., Class C*	859	8,667
Lumen Technologies, Inc.	5,088	52,712
Radius Global Infrastructure, Inc.*	322	4,141
Verizon Communications, Inc.	8,442	453,082
		764,289
Household Durables - 2.9%
Garmin Ltd.	613	67,700

Wireless Telecommunication Services - 4.6%
Shenandoah Telecommunications Co.	276	6,168
Telephone and Data Systems, Inc.	546	9,473
T-Mobile US, Inc.*	743	91,545
United States Cellular Corp.*	82	2,256
		109,442
TOTAL COMMON STOCKS (Cost $1,670,649)		1,850,435

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $5,907)	5,907	5,907

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 13.4%

REPURCHASE AGREEMENTS(d) - 13.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $312,086
(Cost $312,086)	312,086	312,086

Total Investments - 92.8% (Cost $1,988,642)		2,168,428
Other assets less liabilities - 7.2%		167,746
Net Assets - 100.0%		2,336,174

Ultra Telecommunications Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $934,997.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $7,834, collateralized in the form of cash with a value of $5,907 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,492 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 10, 2022 – May 15, 2051. The total value of collateral is $8,399.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $5,907.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
494,104	5/8/2023	Bank of America NA	0.38%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(19,633)
410,456	4/10/2023	Citibank NA	0.38%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(21,572)
564,134	3/7/2023	Goldman Sachs International	0.68%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(45,609)
81,702	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	6,672
579,697	3/7/2023	Societe Generale	0.53%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(29,234)
686,687	3/7/2023	UBS AG	0.43%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(25,266)
2,816,780					(134,642)
				Total Unrealized Appreciation	6,672
				Total Unrealized Depreciation	(141,314)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 90.6%

Electric Utilities - 54.8%
ALLETE, Inc.	823	51,800
Alliant Energy Corp.	3,920	228,928
American Electric Power Co., Inc.	7,886	714,866
Avangrid, Inc.	1,092	48,998
Constellation Energy Corp.	5,104	234,682
Duke Energy Corp.	12,044	1,209,338
Edison International	5,948	377,222
Entergy Corp.	3,147	331,096
Evergy, Inc.	3,590	224,052
Eversource Energy	5,383	440,329
Exelon Corp.	15,318	651,934
FirstEnergy Corp.	8,524	356,729
Hawaiian Electric Industries, Inc.	1,711	70,117
IDACORP, Inc.	791	82,224
NextEra Energy, Inc.	30,714	2,403,985
NRG Energy, Inc.	3,834	145,079
PG&E Corp.*	23,626	268,628
Pinnacle West Capital Corp.	1,766	125,086
PNM Resources, Inc.	1,344	60,709
Portland General Electric Co.	1,400	71,078
PPL Corp.	11,754	307,602
Southern Co. (The)	16,594	1,074,793
Xcel Energy, Inc.	8,434	567,861
		10,047,136
Gas Utilities - 3.8%
Atmos Energy Corp.	2,074	227,746
National Fuel Gas Co.	1,427	88,816
New Jersey Resources Corp.	1,510	65,866
ONE Gas, Inc.	839	69,713
Southwest Gas Holdings, Inc.	946	67,109
Spire, Inc.	809	54,292
UGI Corp.	3,274	125,853
		699,395
Independent Power and Renewable Electricity Producers - 2.5%
AES Corp. (The)	10,439	221,620
Clearway Energy, Inc., Class A	541	16,549
Clearway Energy, Inc., Class C, Class C	1,280	42,752
Vistra Corp.	7,557	172,451
		453,372
Multi-Utilities - 26.2%
Ameren Corp.	4,033	346,636
Avista Corp.	1,108	49,450
Black Hills Corp.	999	69,920
CenterPoint Energy, Inc.	9,846	269,288
CMS Energy Corp.	4,535	290,285
Consolidated Edison, Inc.	5,539	475,080
Dominion Energy, Inc.	12,680	1,008,440
DTE Energy Co.	3,033	368,783
NiSource, Inc.	6,149	177,891
NorthWestern Corp.	824	49,836
Public Service Enterprise Group, Inc.	7,917	513,259
Sempra Energy	5,000	721,100
WEC Energy Group, Inc.	4,939	448,856
		4,788,824
Water Utilities - 3.3%
American Water Works Co., Inc.	2,842	429,398
Essential Utilities, Inc.	3,601	169,643
		599,041
TOTAL COMMON STOCKS (Cost $16,828,232)		16,587,768

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.2%

REPURCHASE AGREEMENTS(b) - 9.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,693,761
(Cost $1,693,761)	1,693,761	1,693,761

Total Investments - 99.8% (Cost $18,521,993)		18,281,529
Other assets less liabilities - 0.2%		45,270
Net Assets - 100.0%		18,326,799

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,161,862.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,405,067	11/7/2022	Bank of America NA	0.28%	Dow Jones U.S. UtilitiesSM Index[c]	(242,156)
743,749	11/7/2022	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. UtilitiesSM Index[c]	74,007
4,557,847	4/10/2023	Societe Generale	0.63%	Dow Jones U.S. UtilitiesSM Index[c]	(92,364)
6,319,693	11/6/2023	UBS AG	0.43%	Dow Jones U.S. UtilitiesSM Index[c]	(256,478)
20,026,356					(516,991)
				Total Unrealized Appreciation	74,007
				Total Unrealized Depreciation	(590,998)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 90.8%

Aerospace & Defense - 3.6%
Boeing Co. (The)*	138,533	28,446,366

Banks - 2.5%
JPMorgan Chase & Co.	138,534	19,644,121

Beverages - 1.1%
Coca-Cola Co. (The)	138,545	8,623,041

Biotechnology - 4.0%
Amgen, Inc.	138,534	31,375,180

Capital Markets - 6.0%
Goldman Sachs Group, Inc. (The)	138,534	47,280,269

Chemicals - 1.0%
Dow, Inc.	138,545	8,168,613

Communications Equipment - 1.0%
Cisco Systems, Inc.	138,543	7,726,543

Consumer Finance - 3.4%
American Express Co.	138,538	26,951,183

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	138,545	7,435,710

Entertainment - 2.6%
Walt Disney Co. (The)*	138,538	20,567,351

Food & Staples Retailing - 3.2%
Walgreens Boots Alliance, Inc.	138,537	6,385,170
Walmart, Inc.	138,543	18,725,472
		25,110,642
Health Care Providers & Services - 8.4%
UnitedHealth Group, Inc.	138,534	65,924,175

Hotels, Restaurants & Leisure - 4.3%
McDonald's Corp.	138,534	33,908,967

Household Products - 2.8%
Procter & Gamble Co. (The)	138,541	21,597,157

Industrial Conglomerates - 6.0%
3M Co.	138,535	20,593,228
Honeywell International, Inc.	138,632	26,305,422
		46,898,650
Insurance - 3.0%
Travelers Cos., Inc. (The)	138,536	23,804,641

IT Services - 6.0%
International Business Machines Corp.	138,540	16,972,536
Visa, Inc., Class A	138,535	29,940,184
		46,912,720
Machinery - 3.3%
Caterpillar, Inc.	138,535	25,986,395

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	138,540	19,949,760

Pharmaceuticals - 4.3%
Johnson & Johnson	138,584	22,806,769
Merck & Co., Inc.	138,542	10,609,546
		33,416,315
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	138,546	6,608,644

Software - 9.0%
Microsoft Corp.	138,534	41,392,574
salesforce.com, Inc.*	138,533	29,165,352
		70,557,926
Specialty Retail - 5.6%
Home Depot, Inc. (The)	138,570	43,764,563

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	138,541	22,875,890

Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc., Class B	138,541	18,917,774

TOTAL COMMON STOCKS (Cost $793,068,401)		712,452,596

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.3%

REPURCHASE AGREEMENTS(b) - 10.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $81,159,187
(Cost $81,159,108)	81,159,108	81,159,108

Total Investments - 101.1% (Cost $874,227,509)		793,611,704
Liabilities in excess of other assets - (1.1%)		(8,835,530)
Net Assets - 100.0%		784,776,174

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $266,317,967.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	786	3/18/2022	USD	$132,991,200	$(2,490,396)

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
253,957,252	5/8/2023	Bank of America NA	0.48%	Dow Jones Industrial AverageSM	(22,167,455)
287,273,677	5/8/2023	BNP Paribas SA	0.68%	Dow Jones Industrial AverageSM	(4,593,787)
304,694,474	11/7/2022	Citibank NA	0.74%	Dow Jones Industrial AverageSM	41,737,514
163,769,043	11/6/2023	Morgan Stanley & Co. International plc	0.63%	Dow Jones Industrial AverageSM	(9,609,632)
300,898,503	3/7/2023	Societe Generale	0.48%	Dow Jones Industrial AverageSM	(25,402,613)
198,102,247	3/7/2023	UBS AG	0.58%	Dow Jones Industrial AverageSM	(26,136,604)
1,508,695,196					(46,172,577)
				Total Unrealized Appreciation	41,737,514
				Total Unrealized Depreciation	(87,910,091)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 90.9%

Aerospace & Defense - 1.2%
Axon Enterprise, Inc.*	1,107	155,257
Curtiss-Wright Corp.	663	97,806
Hexcel Corp.	1,417	82,044
Mercury Systems, Inc.*	955	57,510
Woodward, Inc.	1,064	132,606
		525,223
Air Freight & Logistics - 0.3%
GXO Logistics, Inc.*	1,664	139,660

Airlines - 0.2%
JetBlue Airways Corp.*	5,369	81,985

Auto Components - 1.4%
Adient plc*	1,591	71,197
Dana, Inc.	2,434	45,321
Fox Factory Holding Corp.*	711	83,912
Gentex Corp.	3,993	120,868
Goodyear Tire & Rubber Co. (The)*	4,741	73,438
Lear Corp.	1,008	158,599
Visteon Corp.*	474	56,961
		610,296
Automobiles - 0.4%
Harley-Davidson, Inc.	2,598	107,297
Thor Industries, Inc.	938	84,889
		192,186
Banks - 6.6%
Associated Banc-Corp.	2,533	61,780
Bank of Hawaii Corp.(b)	683	58,861
Bank OZK	2,041	95,968
Cadence Bank	3,307	104,567
Cathay General Bancorp	1,305	61,374
Commerce Bancshares, Inc.	1,874	134,516
Cullen/Frost Bankers, Inc.	956	134,538
East West Bancorp, Inc.	2,395	209,706
First Financial Bankshares, Inc.(b)	2,163	103,651
First Horizon Corp.	9,127	214,302
FNB Corp.	5,717	76,779
Fulton Financial Corp.	2,721	49,032
Glacier Bancorp, Inc.	1,831	101,437
Hancock Whitney Corp.	1,466	81,627
Home BancShares, Inc.	2,544	59,555
International Bancshares Corp.	899	38,666
Old National Bancorp	4,974	90,925
PacWest Bancorp	1,981	97,901
Pinnacle Financial Partners, Inc.	1,286	129,989
Prosperity Bancshares, Inc.	1,555	115,785
Synovus Financial Corp.	2,456	129,308
Texas Capital Bancshares, Inc.*	856	57,010
UMB Financial Corp.	725	73,849
Umpqua Holdings Corp.	3,657	78,077
United Bankshares, Inc.	2,301	84,263
Valley National Bancorp	6,869	95,960
Webster Financial Corp.	3,035	182,737
Wintrust Financial Corp.	963	95,684
		2,817,847
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	159	60,970

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	1,761	77,484
Exelixis, Inc.*	5,341	109,651
Halozyme Therapeutics, Inc.*(b)	2,376	84,276
Neurocrine Biosciences, Inc.*	1,600	143,792
United Therapeutics Corp.*	760	126,312
		541,515
Building Products - 2.4%
Builders FirstSource, Inc.*	3,233	240,600
Carlisle Cos., Inc.	881	209,150
Lennox International, Inc.	568	151,616
Owens Corning	1,696	158,050
Simpson Manufacturing Co., Inc.	733	86,868
Trex Co., Inc.*	1,944	178,537
		1,024,821
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	687	95,053
Evercore, Inc., Class A	658	83,573
Federated Hermes, Inc.	1,634	53,383
Interactive Brokers Group, Inc., Class A	1,475	97,615
Janus Henderson Group plc	2,879	96,648
Jefferies Financial Group, Inc.	3,316	117,851
SEI Investments Co.	1,789	104,800
Stifel Financial Corp.	1,758	129,213
		778,136
Chemicals - 2.3%
Ashland Global Holdings, Inc.	953	87,943
Avient Corp.	1,543	80,838
Cabot Corp.	957	70,014
Chemours Co. (The)	2,751	75,928
Ingevity Corp.*	664	45,305
Minerals Technologies, Inc.	562	39,334
NewMarket Corp.	116	36,860
Olin Corp.	2,422	124,757
RPM International, Inc.	2,190	185,208
Scotts Miracle-Gro Co. (The)(b)	688	96,361
Sensient Technologies Corp.	710	58,312
Valvoline, Inc.	3,050	98,607
		999,467
Commercial Services & Supplies - 1.4%
Brink's Co. (The)	829	58,080
Clean Harbors, Inc.*	845	80,638
IAA, Inc.*	2,276	83,620
MillerKnoll, Inc.	1,279	49,728
MSA Safety, Inc.	615	85,546
Stericycle, Inc.*	1,550	90,458
Tetra Tech, Inc.	913	144,957
		593,027
Communications Equipment - 0.9%
Calix, Inc.*	926	50,319
Ciena Corp.*	2,614	178,850
Lumentum Holdings, Inc.*(b)	1,219	120,510
Viasat, Inc.*	1,240	56,594
		406,273
Construction & Engineering - 1.2%
AECOM	2,433	176,782
Dycom Industries, Inc.*	510	44,401
EMCOR Group, Inc.	901	104,101

UltraPro MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Fluor Corp.*(b)	2,388	51,724
MasTec, Inc.*(b)	967	76,161
Valmont Industries, Inc.	359	77,705
		530,874
Construction Materials - 0.2%
Eagle Materials, Inc.	687	94,002

Consumer Finance - 0.5%
FirstCash Holdings, Inc.	683	49,203
Navient Corp.	2,719	47,882
PROG Holdings, Inc.*	956	29,292
SLM Corp.	4,949	97,495
		223,872
Containers & Packaging - 0.7%
AptarGroup, Inc.	1,110	135,287
Greif, Inc., Class A	448	25,756
Silgan Holdings, Inc.	1,417	59,344
Sonoco Products Co.	1,660	97,475
		317,862
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	67	40,276
Grand Canyon Education, Inc.*	676	58,697
H&R Block, Inc.	2,963	73,512
Service Corp. International	2,783	169,345
		341,830
Diversified Financial Services - 0.3%
Voya Financial, Inc.	1,874	126,214

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	2,231	88,325

Electric Utilities - 1.0%
ALLETE, Inc.	888	55,891
Hawaiian Electric Industries, Inc.	1,844	75,567
IDACORP, Inc.	854	88,773
OGE Energy Corp.	3,379	126,882
PNM Resources, Inc.	1,448	65,406
		412,519
Electrical Equipment - 1.7%
Acuity Brands, Inc.	590	107,598
EnerSys	708	51,493
Hubbell, Inc.	918	163,634
nVent Electric plc	2,838	96,293
Regal Rexnord Corp.	1,143	183,280
Sunrun, Inc.*	3,494	95,316
Vicor Corp.*	363	27,142
		724,756
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics, Inc.*	1,175	143,209
Avnet, Inc.	1,675	70,467
Belden, Inc.	757	42,657
Cognex Corp.	2,985	201,667
Coherent, Inc.*	414	109,429
II-VI, Inc.*	1,792	124,472
Jabil, Inc.	2,420	139,900
Littelfuse, Inc.	416	107,415
National Instruments Corp.	2,225	89,334
TD SYNNEX Corp.	697	70,976
Vishay Intertechnology, Inc.	2,239	42,966
Vontier Corp.	2,853	69,328
		1,211,820
Energy Equipment & Services - 0.4%
ChampionX Corp.*	3,410	73,008
NOV, Inc.	6,595	113,104
		186,112
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A(b)	755	44,741

Equity Real Estate Investment Trusts (REITs) - 8.7%
American Campus Communities, Inc.	2,348	126,346
Apartment Income REIT Corp.	2,649	136,715
Brixmor Property Group, Inc.	5,012	125,902
Camden Property Trust	1,725	284,815
Corporate Office Properties Trust	1,896	49,694
Cousins Properties, Inc.(b)	2,511	97,000
CyrusOne, Inc.	2,142	193,530
Douglas Emmett, Inc.	2,963	93,927
EastGroup Properties, Inc.	687	131,052
EPR Properties	1,261	62,798
First Industrial Realty Trust, Inc.	2,199	126,618
Healthcare Realty Trust, Inc.	2,492	64,991
Highwoods Properties, Inc.	1,762	76,823
Hudson Pacific Properties, Inc.	2,573	67,927
JBG SMITH Properties	1,926	51,386
Kilroy Realty Corp.	1,768	126,624
Kite Realty Group Trust	3,695	81,031
Lamar Advertising Co., Class A	1,466	159,882
Life Storage, Inc.	1,385	175,327
Macerich Co. (The)	3,593	54,973
Medical Properties Trust, Inc.	10,065	204,722
National Retail Properties, Inc.	2,965	126,339
National Storage Affiliates Trust	1,384	80,646
Omega Healthcare Investors, Inc.	4,034	113,638
Park Hotels & Resorts, Inc.*	3,991	75,190
Pebblebrook Hotel Trust	2,217	49,905
Physicians Realty Trust	3,718	60,455
PotlatchDeltic Corp.	1,133	62,202
PS Business Parks, Inc.	339	53,999
Rayonier, Inc.	2,416	95,915
Rexford Industrial Realty, Inc.	2,557	179,322
Sabra Health Care REIT, Inc.	3,860	51,840
SL Green Realty Corp.	1,129	89,771
Spirit Realty Capital, Inc.	2,082	96,542
STORE Capital Corp.	4,140	127,181
		3,755,028
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc.*	2,305	144,916
Casey's General Stores, Inc.	628	118,114
Grocery Outlet Holding Corp.*	1,474	40,992
Performance Food Group Co.*	2,604	145,928
Sprouts Farmers Market, Inc.*	1,894	53,941
		503,891
Food Products - 1.6%
Darling Ingredients, Inc.*	2,731	197,943
Flowers Foods, Inc.	3,354	91,933
Hain Celestial Group, Inc. (The)*	1,568	57,013
Ingredion, Inc.	1,123	99,655
Lancaster Colony Corp.	335	56,350
Pilgrim's Pride Corp.*	822	19,383
Post Holdings, Inc.*	988	103,878
Sanderson Farms, Inc.	359	64,114
		690,269

UltraPro MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Gas Utilities - 1.2%
National Fuel Gas Co.	1,540	95,850
New Jersey Resources Corp.	1,628	71,013
ONE Gas, Inc.	905	75,196
Southwest Gas Holdings, Inc.	1,020	72,359
Spire, Inc.	871	58,453
UGI Corp.	3,530	135,693
		508,564
Health Care Equipment & Supplies - 2.7%
Envista Holdings Corp.*	2,724	130,752
Globus Medical, Inc., Class A*	1,333	93,737
Haemonetics Corp.*	864	49,861
ICU Medical, Inc.*	337	79,778
Integra LifeSciences Holdings Corp.*	1,230	82,484
LivaNova plc*	899	70,859
Masimo Corp.*	859	135,249
Neogen Corp.*	1,815	64,795
NuVasive, Inc.*	872	47,193
Penumbra, Inc.*	593	131,492
Quidel Corp.*	640	67,706
STAAR Surgical Co.*	803	63,694
Tandem Diabetes Care, Inc.*	1,072	120,739
		1,138,339
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc.*	1,518	86,086
Amedisys, Inc.*	551	88,292
Chemed Corp.	260	124,355
Encompass Health Corp.	1,680	110,914
HealthEquity, Inc.*	1,408	75,624
LHC Group, Inc.*	534	72,715
Molina Healthcare, Inc.*	985	302,267
Option Care Health, Inc.*	2,338	60,087
Patterson Cos., Inc.	1,461	43,684
Progyny, Inc.*	1,176	46,287
R1 RCM, Inc.*	2,249	61,150
Tenet Healthcare Corp.*	1,808	155,470
		1,226,931
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.*	1,385	98,252
Choice Hotels International, Inc.(b)	555	80,114
Churchill Downs, Inc.	581	139,946
Cracker Barrel Old Country Store, Inc.	398	53,439
Marriott Vacations Worldwide Corp.	718	115,361
Papa John's International, Inc.	546	58,324
Scientific Games Corp.*	1,629	102,497
Six Flags Entertainment Corp.*	1,307	57,064
Texas Roadhouse, Inc.	1,175	111,519
Travel + Leisure Co.	1,457	81,665
Wendy's Co. (The)	2,979	67,742
Wingstop, Inc.	503	73,111
Wyndham Hotels & Resorts, Inc.	1,573	135,923
		1,174,957
Household Durables - 1.5%
Helen of Troy Ltd.*	407	83,708
KB Home(b)	1,446	55,830
Leggett & Platt, Inc.	2,252	83,504
Taylor Morrison Home Corp.*	2,074	61,183
Tempur Sealy International, Inc.	3,249	107,249
Toll Brothers, Inc.	1,931	104,776
TopBuild Corp.*(b)	557	119,577
Tri Pointe Homes, Inc.*	1,876	41,966
		657,793
Household Products - 0.1%
Energizer Holdings, Inc.	1,063	35,494

Insurance - 3.5%
Alleghany Corp.*	232	153,565
American Financial Group, Inc.	1,117	151,231
Brighthouse Financial, Inc.*	1,348	70,446
CNO Financial Group, Inc.	2,081	50,298
First American Financial Corp.	1,853	124,225
Hanover Insurance Group, Inc. (The)	600	83,706
Kemper Corp.	1,010	53,974
Kinsale Capital Group, Inc.	363	76,143
Mercury General Corp.	448	24,640
Old Republic International Corp.	4,819	126,981
Primerica, Inc.	667	86,637
Reinsurance Group of America, Inc.	1,141	126,491
RenaissanceRe Holdings Ltd.	778	117,307
RLI Corp.	672	68,208
Selective Insurance Group, Inc.	1,016	84,521
Unum Group	3,452	96,380
		1,494,753
Interactive Media & Services - 0.4%
TripAdvisor, Inc.*	1,671	42,510
Yelp, Inc.*	1,158	39,245
Ziff Davis, Inc.*	814	81,888
		163,643
IT Services - 2.2%
Alliance Data Systems Corp.	840	56,658
Concentrix Corp.	724	144,720
Euronet Worldwide, Inc.*	893	114,509
Genpact Ltd.	2,920	122,173
Kyndryl Holdings, Inc.*	3,023	47,945
LiveRamp Holdings, Inc.*	1,149	49,591
Maximus, Inc.	1,036	81,699
Sabre Corp.*	5,458	59,656
Western Union Co. (The)	6,784	123,333
WEX, Inc.*	756	127,394
		927,678
Leisure Products - 1.2%
Brunswick Corp.	1,302	124,367
Callaway Golf Co.*	1,978	48,935
Mattel, Inc.*	5,913	147,707
Polaris, Inc.	963	117,014
YETI Holdings, Inc.*	1,480	91,109
		529,132
Life Sciences Tools & Services - 1.2%
Bruker Corp.	1,714	120,614
Medpace Holdings, Inc.*	485	74,191
Repligen Corp.*	867	170,539
Syneos Health, Inc.*	1,750	138,600
		503,944
Machinery - 3.9%
AGCO Corp.	1,034	124,246
Colfax Corp.*	2,272	91,357
Crane Co.	842	85,109
Donaldson Co., Inc.	2,086	113,207
Flowserve Corp.	2,199	66,784
Graco, Inc.	2,870	206,898
ITT, Inc.	1,444	126,884

UltraPro MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Kennametal, Inc.	1,411	44,743
Lincoln Electric Holdings, Inc.	996	126,950
Middleby Corp. (The)*(b)	939	166,785
Oshkosh Corp.	1,159	128,695
Terex Corp.	1,177	48,587
Timken Co. (The)	1,166	76,443
Toro Co. (The)	1,797	168,577
Trinity Industries, Inc.	1,380	39,827
Watts Water Technologies, Inc., Class A	465	66,937
		1,682,029
Marine - 0.2%
Kirby Corp.*	1,016	66,192

Media - 0.9%
Cable One, Inc.	85	121,792
John Wiley & Sons, Inc., Class A(b)	736	37,028
New York Times Co. (The), Class A	2,820	124,052
TEGNA, Inc.	3,733	85,561
		368,433
Metals & Mining - 2.8%
Alcoa Corp.	3,158	237,924
Cleveland-Cliffs, Inc.*	7,681	171,747
Commercial Metals Co.	2,036	78,488
Reliance Steel & Aluminum Co.	1,058	201,940
Royal Gold, Inc.	1,107	134,235
Steel Dynamics, Inc.	3,181	224,515
United States Steel Corp.(b)	4,562	124,132
Worthington Industries, Inc.	546	31,133
		1,204,114
Multiline Retail - 0.8%
Kohl's Corp.	2,540	141,275
Macy's, Inc.	5,228	135,510
Nordstrom, Inc.*	1,878	38,949
Ollie's Bargain Outlet Holdings, Inc.*	1,021	44,087
		359,821
Multi-Utilities - 0.5%
Black Hills Corp.	1,078	75,449
MDU Resources Group, Inc.	3,433	91,901
NorthWestern Corp.	889	53,767
		221,117
Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Corp.(b)	5,480	55,019
CNX Resources Corp.*	3,564	58,236
DT Midstream, Inc.	1,632	86,659
EQT Corp.	5,104	118,107
Equitrans Midstream Corp.	6,862	43,985
HollyFrontier Corp.*	2,523	76,825
Murphy Oil Corp.	2,450	84,942
PDC Energy, Inc.	1,649	106,393
Targa Resources Corp.	3,867	252,786
		882,952
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	1,483	106,702

Personal Products - 0.2%
Coty, Inc., Class A*	5,658	51,884
Nu Skin Enterprises, Inc., Class A	840	38,967
		90,851
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	1,036	142,367
Perrigo Co. plc	2,258	80,204
		222,571
Professional Services - 1.5%
ASGN, Inc.*	878	97,274
CACI International, Inc., Class A*	394	110,237
FTI Consulting, Inc.*	578	84,388
Insperity, Inc.	604	54,330
KBR, Inc.	2,369	117,597
ManpowerGroup, Inc.	915	97,246
Science Applications International Corp.	972	85,235
		646,307
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.*	853	210,026

Road & Rail - 1.7%
Avis Budget Group, Inc.*	676	124,005
Knight-Swift Transportation Holdings, Inc.	2,801	152,599
Landstar System, Inc.	643	99,286
Ryder System, Inc.	906	71,429
Saia, Inc.*	444	127,530
Werner Enterprises, Inc.	1,027	44,633
XPO Logistics, Inc.*	1,665	121,012
		740,494
Semiconductors & Semiconductor Equipment - 3.6%
Amkor Technology, Inc.	1,692	38,358
Azenta, Inc.	1,254	109,750
Cirrus Logic, Inc.*	965	83,830
CMC Materials, Inc.	481	89,192
First Solar, Inc.*	1,669	125,659
Lattice Semiconductor Corp.*	2,311	144,715
MKS Instruments, Inc.	936	140,962
Power Integrations, Inc.	1,019	91,710
Semtech Corp.*	1,088	75,485
Silicon Laboratories, Inc.*	678	104,215
SiTime Corp.*	253	51,141
SunPower Corp.*(b)	1,402	25,138
Synaptics, Inc.*	663	151,449
Universal Display Corp.	731	113,239
Wolfspeed, Inc.*	1,956	200,920
		1,545,763
Software - 3.5%
ACI Worldwide, Inc.*	1,986	66,571
Aspen Technology, Inc.*	1,130	172,223
Blackbaud, Inc.*	701	43,805
CDK Global, Inc.	1,996	90,499
Cerence, Inc.*	641	23,147
CommVault Systems, Inc.*	767	48,252
Digital Turbine, Inc.*	1,482	71,847
Envestnet, Inc.*	923	69,059
Fair Isaac Corp.*	462	217,690
Manhattan Associates, Inc.*	1,068	142,770
Mimecast Ltd.*	1,042	82,870
NCR Corp.*(b)	2,227	90,238
Paylocity Holding Corp.*	669	142,122
Qualys, Inc.*	564	70,675
Sailpoint Technologies Holdings, Inc.*	1,574	65,116
Teradata Corp.*	1,831	91,532
		1,488,416

UltraPro MidCap400 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	2,589	54,576
AutoNation, Inc.*	674	77,281
Dick's Sporting Goods, Inc.	1,095	114,975
Five Below, Inc.*	945	154,611
Foot Locker, Inc.(b)	1,524	48,189
GameStop Corp., Class A*	1,046	129,014
Gap, Inc. (The)	3,617	52,627
Lithia Motors, Inc.	512	174,500
Murphy USA, Inc.	399	72,115
RH*	292	117,346
Urban Outfitters, Inc.*	1,111	30,564
Victoria's Secret & Co.*	1,222	65,536
Williams-Sonoma, Inc.	1,255	181,799
		1,273,133
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	2,320	45,727

Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd.*	2,538	171,924
Carter's, Inc.	713	68,933
Columbia Sportswear Co.	583	54,056
Crocs, Inc.*	992	83,060
Deckers Outdoor Corp.*	463	133,640
Hanesbrands, Inc.	5,894	91,062
Skechers USA, Inc., Class A*	2,277	104,697
		707,372
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	1,864	82,352
MGIC Investment Corp.	5,495	83,414
New York Community Bancorp, Inc.	7,850	90,589
Washington Federal, Inc.	1,100	39,138
		295,493
Trading Companies & Distributors - 0.9%
GATX Corp.	598	63,765
MSC Industrial Direct Co., Inc., Class A	790	61,209
Univar Solutions, Inc.*	2,885	88,598
Watsco, Inc.	558	152,368
		365,940
Water Utilities - 0.4%
Essential Utilities, Inc.	3,882	182,881

TOTAL COMMON STOCKS (Cost $42,348,294)		39,091,083

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 17.3%

REPURCHASE AGREEMENTS(c) - 17.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $7,419,260
(Cost $7,419,254)	7,419,254	7,419,254

Total Investments - 108.2% (Cost $49,767,548)		46,510,337
Liabilities in excess of other assets - (8.2%)		(3,529,091)
Net Assets - 100.0%		42,981,246

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $19,843,607.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $453,540, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – August 15, 2051. The total value of collateral is $466,444.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	4	3/18/2022	USD	$1,063,200	$(955)

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
7,678,370	5/8/2023	Bank of America NA	0.48%	S&P MidCap 400®	(1,028,686)
12,013,921	5/8/2023	BNP Paribas SA	0.53%	S&P MidCap 400®	(1,066,826)
2,259,597	4/10/2023	Citibank NA	0.48%	S&P MidCap 400®	(178,125)
763,845	4/10/2023	Credit Suisse International	0.58%	S&P MidCap 400®	(68,661)
8,212,039	3/7/2023	Goldman Sachs International	0.58%	S&P MidCap 400®	(814,885)
39,198,277	11/7/2022	Morgan Stanley & Co. International plc	0.63%	S&P MidCap 400®	(816,957)
11,042,480	3/7/2023	Societe Generale	0.35%	S&P MidCap 400®	(3,426,676)
7,619,817	3/7/2023	UBS AG	0.43%	S&P MidCap 400®	(772,553)
88,788,346					(8,173,369)
				Total Unrealized Depreciation	(8,173,369)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 95.9%

Automobiles - 4.2%
Lucid Group, Inc.*(b)	2,041,941	59,175,450
Tesla, Inc.*	750,746	653,471,841
		712,647,291
Beverages - 2.4%
Keurig Dr Pepper, Inc.	1,758,646	68,006,841
Monster Beverage Corp.*	656,236	55,386,319
PepsiCo, Inc.	1,714,995	280,813,281
		404,206,441
Biotechnology - 3.2%
Amgen, Inc.	698,556	158,208,963
Biogen, Inc.*	182,112	38,427,453
Gilead Sciences, Inc.	1,555,593	93,957,817
Moderna, Inc.*	502,894	77,244,518
Regeneron Pharmaceuticals, Inc.*	131,089	81,060,194
Seagen, Inc.*	226,763	29,222,948
Vertex Pharmaceuticals, Inc.*	315,328	72,531,747
		550,653,640
Commercial Services & Supplies - 0.5%
Cintas Corp.	128,284	48,147,551
Copart, Inc.*	294,233	36,155,351
		84,302,902
Communications Equipment - 1.7%
Cisco Systems, Inc.	5,230,883	291,726,345

Electric Utilities - 1.0%
American Electric Power Co., Inc.	624,674	56,626,698
Constellation Energy Corp.	404,503	18,599,031
Exelon Corp.	1,213,205	51,634,005
Xcel Energy, Inc.	668,093	44,982,701
		171,842,435
Entertainment - 2.2%
Activision Blizzard, Inc.	966,034	78,731,771
Electronic Arts, Inc.	350,607	45,610,465
NetEase, Inc., ADR	351,436	33,505,908
Netflix, Inc.*	549,425	216,759,151
		374,607,295
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	547,955	284,525,634
Walgreens Boots Alliance, Inc.	1,073,537	49,479,320
		334,004,954
Food Products - 1.0%
Kraft Heinz Co. (The)	1,518,074	59,538,862
Mondelez International, Inc., Class A	1,730,394	113,306,199
		172,845,061
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc.*	97,671	49,954,810
Dexcom, Inc.*	120,166	49,737,909
IDEXX Laboratories, Inc.*	105,115	55,957,970
Intuitive Surgical, Inc.*	443,043	128,628,674
		284,279,363
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A*	430,131	65,160,545
Booking Holdings, Inc.*	50,891	110,547,975
Marriott International, Inc., Class A*	403,897	68,719,036
Starbucks Corp.	1,455,031	133,557,295
		377,984,851
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	853,987	162,044,033

Interactive Media & Services - 11.1%
Alphabet, Inc., Class A*	224,884	607,443,168
Alphabet, Inc., Class C*	237,459	640,621,639
Baidu, Inc., ADR*	301,045	45,891,300
Match Group, Inc.*	351,197	39,154,954
Meta Platforms, Inc., Class A*	2,648,835	558,983,650
		1,892,094,711
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc.*	379,088	1,164,277,811
eBay, Inc.	776,317	42,379,145
JD.com, Inc., ADR*	920,000	65,899,600
MercadoLibre, Inc.*	62,577	70,502,377
Pinduoduo, Inc., ADR*	515,586	26,738,290
		1,369,797,223
IT Services - 3.1%
Automatic Data Processing, Inc.	522,666	106,853,837
Cognizant Technology Solutions Corp., Class A	651,625	56,124,461
Fiserv, Inc.*	818,923	79,984,209
Okta, Inc.*	183,178	33,492,266
Paychex, Inc.	447,259	53,250,657
PayPal Holdings, Inc.*	1,456,952	163,076,637
VeriSign, Inc.*	137,826	29,456,173
		522,238,240
Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	193,814	63,299,652

Machinery - 0.2%
PACCAR, Inc.	430,491	39,523,379

Media - 2.5%
Charter Communications, Inc., Class A*	222,394	133,832,261
Comcast Corp., Class A	5,654,796	264,418,261
Sirius XM Holdings, Inc.(b)	4,960,328	30,555,621
		428,806,143
Multiline Retail - 0.2%
Dollar Tree, Inc.*	279,010	39,641,741

Pharmaceuticals - 0.3%
AstraZeneca plc, ADR	730,029	44,444,166

Professional Services - 0.2%
Verisk Analytics, Inc.	199,865	35,444,059

Road & Rail - 0.8%
CSX Corp.	2,750,811	93,280,001
Old Dominion Freight Line, Inc.	142,647	44,795,437
		138,075,438
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices, Inc.*	2,028,322	250,173,235
Analog Devices, Inc.	666,551	106,841,460
Applied Materials, Inc.	1,119,839	150,282,394
ASML Holding NV, NYRS	100,582	67,038,909
Broadcom, Inc.	510,527	299,903,981
Intel Corp.	5,044,022	240,599,849
KLA Corp.	187,995	65,516,257
Lam Research Corp.	174,568	97,993,747
Marvell Technology, Inc.	1,021,527	69,800,940
Microchip Technology, Inc.	688,169	48,398,926
Micron Technology, Inc.	1,387,257	123,271,657
NVIDIA Corp.	2,628,832	641,040,683
NXP Semiconductors NV	329,800	62,701,576
QUALCOMM, Inc.	1,389,033	238,899,786
Skyworks Solutions, Inc.	205,122	28,341,707

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Texas Instruments, Inc.	1,145,412	194,708,586
		2,685,513,693
Software - 16.5%
Adobe, Inc.*	590,302	276,072,439
ANSYS, Inc.*	108,242	35,090,974
Atlassian Corp. plc, Class A*	174,106	53,227,686
Autodesk, Inc.*	272,670	60,050,114
Cadence Design Systems, Inc.*	343,769	52,056,940
Crowdstrike Holdings, Inc., Class A*	255,316	49,840,236
Datadog, Inc., Class A*	319,092	51,408,912
DocuSign, Inc.*	243,917	28,887,090
Fortinet, Inc.*	202,796	69,867,278
Intuit, Inc.	351,232	166,613,924
Microsoft Corp.	5,613,129	1,677,146,814
Palo Alto Networks, Inc.*(b)	122,388	72,729,069
Splunk, Inc.*(b)	200,479	23,676,570
Synopsys, Inc.*	189,159	59,091,380
Workday, Inc., Class A*	239,363	54,826,095
Zoom Video Communications, Inc., Class A*	300,624	39,862,743
Zscaler, Inc.*	173,660	41,530,789
		2,811,979,053
Specialty Retail - 0.5%
O'Reilly Automotive, Inc.*	83,550	54,244,002
Ross Stores, Inc.	440,774	40,282,336
		94,526,338
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	12,263,782	2,024,995,684

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	154,487	49,426,571

Trading Companies & Distributors - 0.2%
Fastenal Co.	713,275	36,705,131

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.*	1,548,797	190,827,278

TOTAL COMMON STOCKS (Cost $17,963,123,892)		16,388,483,111

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $64,886,894)	64,886,894	64,886,894

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 22.2%

REPURCHASE AGREEMENTS(d) - 0.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $146,305,521
(Cost $146,305,376)	146,305,376	146,305,376
U.S. TREASURY OBLIGATIONS - 21.3%
U.S. Treasury Bills
0.02%, 3/1/2022(e)	500,000,000	500,000,000
0.01%, 3/3/2022(e)	100,000,000	99,999,944
0.02%, 3/10/2022(e)	100,000,000	99,999,250
0.02%, 3/17/2022(b)(e)	250,000,000	249,997,640
(0.01)%, 3/22/2022(e)	1,000,000,000	999,979,580
0.03%, 3/24/2022(b)(e)	750,000,000	749,969,655
0.03%, 4/5/2022(e)	100,000,000	99,990,521
0.06%, 5/19/2022(e)	200,000,000	199,868,626
0.07%, 7/14/2022(e)	500,000,000	499,017,970
0.51%, 11/3/2022(e)	100,000,000	99,511,146
0.69%, 12/29/2022(e)	55,000,000	54,592,633
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,654,178,680)		3,652,926,965

TOTAL SHORT-TERM INVESTMENTS (Cost $3,800,484,056)		3,799,232,341
Total Investments - 118.5% (Cost $21,828,494,842)		20,252,602,346
Liabilities in excess of other assets - (18.5%)		(3,165,924,673)
Net Assets - 100.0%		17,086,677,673

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,281,109,695.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $120,795,264, collateralized in the form of cash with a value of $64,886,894 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $54,713,787 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – February 20, 2052. The total value of collateral is $119,600,681. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $64,886,894.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2022.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	8,343	3/18/2022	USD	$2,374,084,080	$(64,761,484)

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,755,151,198	5/8/2023	Bank of America NA	0.68%	NASDAQ-100 Index®	(640,603,606)
10,592,931	4/17/2023	Barclays Capital	0.68%	NASDAQ-100 Index®	194,314
5,103,799,275	5/8/2023	BNP Paribas SA	0.73%	NASDAQ-100 Index®	(792,706,579)
3,345,301,600	2/6/2023	Citibank NA	0.74%	NASDAQ-100 Index®	(481,286,685)
1,595,844,934	11/7/2022	Credit Suisse International	0.68%	NASDAQ-100 Index®	(58,937,246)
3,982,657,164	2/26/2024	Goldman Sachs International	0.78%	NASDAQ-100 Index®	73,504,035
4,179,509,125	5/8/2023	J.P. Morgan Securities	0.48%	NASDAQ-100 Index®	(479,385,749)
1,940,926,735	4/10/2023	Morgan Stanley & Co. International plc	0.63%	NASDAQ-100 Index®	(463,547,596)
5,508,494,787	3/7/2023	Societe Generale	0.93%	NASDAQ-100 Index®	(603,842,859)
3,074,170,984	11/7/2022	UBS AG	0.88%	NASDAQ-100 Index®	(426,777,911)
32,496,448,733					(3,873,389,882)
				Total Unrealized Appreciation	73,698,349
				Total Unrealized Depreciation	(3,947,088,231)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 86.4%

Aerospace & Defense - 0.6%
AAR Corp.*	3,646	163,851
Aerojet Rocketdyne Holdings, Inc.	8,030	311,162
AeroVironment, Inc.*	2,411	171,302
AerSale Corp.*(b)	1,016	15,911
Astronics Corp.*	2,674	39,334
Byrna Technologies, Inc.*(b)	1,978	19,800
Cadre Holdings, Inc.(b)	682	15,018
Ducommun, Inc.*	1,166	58,895
Kaman Corp.	2,963	128,624
Kratos Defense & Security Solutions, Inc.*	13,154	275,182
Maxar Technologies, Inc.	7,777	252,286
Moog, Inc., Class A	3,103	257,890
National Presto Industries, Inc.	548	43,566
Park Aerospace Corp.	2,094	29,044
Parsons Corp.*(b)	2,823	97,845
Triumph Group, Inc.*	6,833	171,098
Vectrus, Inc.*	1,236	56,658
		2,107,466
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	6,334	199,584
Atlas Air Worldwide Holdings, Inc.*	3,088	241,976
Forward Air Corp.	2,877	296,849
Hub Group, Inc., Class A*	3,551	299,704
Radiant Logistics, Inc.*	4,209	29,042
		1,067,155
Airlines - 0.3%
Allegiant Travel Co.*	1,646	286,552
Frontier Group Holdings, Inc.*	3,733	48,081
Hawaiian Holdings, Inc.*	5,422	103,994
Mesa Air Group, Inc.*	3,678	15,999
SkyWest, Inc.*	5,341	150,136
Spirit Airlines, Inc.*(b)	10,539	264,318
Sun Country Airlines Holdings, Inc.*	3,454	93,431
		962,511
Auto Components - 1.1%
Adient plc*	10,169	455,063
American Axle & Manufacturing Holdings, Inc.*	12,095	112,000
Cooper-Standard Holdings, Inc.*	1,806	22,972
Dana, Inc.	15,590	290,286
Dorman Products, Inc.*	2,829	264,285
Fox Factory Holding Corp.*	4,530	534,631
Gentherm, Inc.*	3,565	302,454
Goodyear Tire & Rubber Co. (The)*	29,661	459,449
LCI Industries	2,659	331,099
Modine Manufacturing Co.*	5,366	54,197
Motorcar Parts of America, Inc.*	2,012	32,494
Patrick Industries, Inc.	2,436	173,784
Standard Motor Products, Inc.	2,243	98,041
Stoneridge, Inc.*	2,798	46,195
Tenneco, Inc., Class A*	7,295	140,648
Visteon Corp.*	2,978	357,866
XL Fleet Corp.*(b)	3,747	7,307
XPEL, Inc.*(c)	1,924	139,682
		3,822,453
Automobiles - 0.2%
Arcimoto, Inc.*(b)	3,070	18,051
Canoo, Inc.*(b)	11,409	65,488
Fisker, Inc.*(b)	17,524	213,793
Lordstown Motors Corp.*(b)	16,644	42,775
Winnebago Industries, Inc.(b)	3,470	222,323
Workhorse Group, Inc.*(b)	12,944	40,515
		602,945
Banks - 8.2%
1st Source Corp.	1,814	87,598
Allegiance Bancshares, Inc.	2,042	87,500
Amalgamated Financial Corp.	1,460	25,068
Amerant Bancorp, Inc.	2,896	93,975
American National Bankshares, Inc.	1,120	43,232
Ameris Bancorp	7,132	353,034
Arrow Financial Corp.	1,482	50,907
Associated Banc-Corp.	15,959	389,240
Atlantic Capital Bancshares, Inc.*	2,110	68,237
Atlantic Union Bankshares Corp.	8,093	328,819
Banc of California, Inc.	5,877	115,483
BancFirst Corp.	1,843	143,994
Bancorp, Inc. (The)*	5,610	164,373
Bank First Corp.(b)	707	49,794
Bank of Marin Bancorp	1,656	58,490
Bank of NT Butterfield & Son Ltd. (The)	5,380	206,592
BankUnited, Inc.	9,544	421,845
Banner Corp.	3,660	225,493
Bar Harbor Bankshares	1,585	45,569
Berkshire Hills Bancorp, Inc.	5,245	163,119
Blue Ridge Bankshares, Inc.	1,859	29,837
Brookline Bancorp, Inc.	8,233	141,114
Business First Bancshares, Inc.	2,052	53,742
Byline Bancorp, Inc.	2,673	72,893
Cadence Bank	20,167	637,681
Cambridge Bancorp	732	64,526
Camden National Corp.	1,581	75,177
Capital Bancorp, Inc.	831	20,617
Capital City Bank Group, Inc.	1,443	40,505
Capstar Financial Holdings, Inc.	2,195	46,973
Carter Bankshares, Inc.*	2,778	46,281
Cathay General Bancorp	7,951	373,935
CBTX, Inc.	1,974	59,338
Central Pacific Financial Corp.	2,930	85,527
Citizens & Northern Corp.	1,639	40,598
City Holding Co.	1,600	127,472
Civista Bancshares, Inc.	1,594	38,878
CNB Financial Corp.	1,724	45,083
Coastal Financial Corp.*	1,015	48,314
Columbia Banking System, Inc.	8,398	307,619
Community Bank System, Inc.	5,743	418,894
Community Trust Bancorp, Inc.	1,669	70,565
ConnectOne Bancorp, Inc.	4,000	132,000
CrossFirst Bankshares, Inc.*	5,001	78,666
Customers Bancorp, Inc.*	3,206	197,329
CVB Financial Corp.	13,861	326,842
Dime Community Bancshares, Inc.	3,712	126,171
Eagle Bancorp, Inc.	3,394	203,368
Eastern Bankshares, Inc.	18,421	402,683
Enterprise Bancorp, Inc.	994	40,048
Enterprise Financial Services Corp.	3,798	187,773
Equity Bancshares, Inc., Class A	1,448	45,540
Farmers National Banc Corp.	3,316	57,135

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
FB Financial Corp.	3,572	158,740
Fidelity D&D Bancorp, Inc.(b)	431	21,270
Financial Institutions, Inc.	1,679	53,627
First Bancorp, Inc. (The)	1,109	33,048
First Bancorp/NC	3,683	165,293
First Bancorp/PR	21,750	307,110
First Bancshares, Inc. (The)	2,171	76,658
First Bank	1,673	24,376
First Busey Corp.	5,391	147,983
First Commonwealth Financial Corp.	10,101	163,131
First Community Bankshares, Inc.	1,785	52,354
First Financial Bancorp	9,944	244,423
First Financial Bankshares, Inc.(b)	13,927	667,382
First Financial Corp.	1,230	57,207
First Foundation, Inc.	4,261	113,641
First Internet Bancorp	997	48,733
First Interstate BancSystem, Inc., Class A	9,396	381,478
First Merchants Corp.	6,115	267,470
First Mid Bancshares, Inc.	1,782	71,405
First of Long Island Corp. (The)	2,455	53,445
Five Star Bancorp	1,337	40,658
Flushing Financial Corp.	3,162	74,275
Fulton Financial Corp.	17,038	307,025
German American Bancorp, Inc.	2,650	105,417
Glacier Bancorp, Inc.	11,820	654,828
Great Southern Bancorp, Inc.	1,105	67,869
Guaranty Bancshares, Inc.	857	29,969
Hancock Whitney Corp.	9,279	516,655
Hanmi Financial Corp.	3,272	85,465
HarborOne Bancorp, Inc.	5,131	75,887
HBT Financial, Inc.	1,091	20,882
Heartland Financial USA, Inc.	4,322	214,458
Heritage Commerce Corp.	6,266	74,503
Heritage Financial Corp.	3,720	97,538
Hilltop Holdings, Inc.	6,638	205,247
Home BancShares, Inc.	16,355	382,871
HomeStreet, Inc.	2,134	109,816
HomeTrust Bancshares, Inc.	1,603	48,218
Hope Bancorp, Inc.	12,415	210,558
Horizon Bancorp, Inc.	4,593	92,227
Independent Bank Corp.	4,913	422,567
Independent Bank Corp./MI	2,188	52,074
Independent Bank Group, Inc.	4,233	326,576
International Bancshares Corp.	5,767	248,039
Investors Bancorp, Inc.	24,533	410,682
Lakeland Bancorp, Inc.	6,561	118,360
Lakeland Financial Corp.	2,617	209,910
Live Oak Bancshares, Inc.(b)	3,419	218,645
Macatawa Bank Corp.	2,818	25,869
Mercantile Bank Corp.	1,645	60,651
Meta Financial Group, Inc.	3,372	186,775
Metrocity Bankshares, Inc.	2,035	49,471
Metropolitan Bank Holding Corp.*	1,052	107,567
Mid Penn Bancorp, Inc.	1,520	42,545
Midland States Bancorp, Inc.	2,275	66,794
MidWestOne Financial Group, Inc.	1,524	46,010
MVB Financial Corp.	1,093	42,102
National Bank Holdings Corp., Class A	3,118	138,377
NBT Bancorp, Inc.	4,524	173,586
Nicolet Bankshares, Inc.*	1,342	127,839
Northrim Bancorp, Inc.	643	28,800
Northwest Bancshares, Inc.	13,126	184,814
OceanFirst Financial Corp.	6,246	139,785
OFG Bancorp	5,262	148,283
Old National Bancorp	31,570	577,100
Old Second Bancorp, Inc.	2,976	42,348
Origin Bancorp, Inc.	2,373	109,585
Orrstown Financial Services, Inc.	1,169	28,547
Pacific Premier Bancorp, Inc.	10,054	389,190
Park National Corp.	1,543	206,855
Peapack-Gladstone Financial Corp.	1,925	72,611
Peoples Bancorp, Inc.	2,719	85,050
Peoples Financial Services Corp.	752	35,938
Preferred Bank	1,479	116,072
Premier Financial Corp.	3,968	121,699
Primis Financial Corp.	2,586	36,980
QCR Holdings, Inc.	1,623	90,661
RBB Bancorp	1,510	36,421
Red River Bancshares, Inc.	486	24,883
Renasant Corp.	5,865	214,131
Republic Bancorp, Inc., Class A	999	45,834
Republic First Bancorp, Inc.*	4,793	24,876
S&T Bancorp, Inc.	4,156	129,210
Sandy Spring Bancorp, Inc.	4,799	225,985
Seacoast Banking Corp. of Florida	5,584	204,654
ServisFirst Bancshares, Inc.	5,355	467,920
Sierra Bancorp	1,507	40,448
Silvergate Capital Corp., Class A*	2,951	377,964
Simmons First National Corp., Class A	12,206	348,115
SmartFinancial, Inc.	1,485	38,744
South Plains Financial, Inc.	1,125	31,129
Southern First Bancshares, Inc.*	798	45,534
Southside Bancshares, Inc.	3,341	139,286
SouthState Corp.	7,491	674,190
Spirit of Texas Bancshares, Inc.	1,373	39,172
Stock Yards Bancorp, Inc.	2,582	138,059
Summit Financial Group, Inc.	1,219	33,242
Texas Capital Bancshares, Inc.*	5,440	362,304
Third Coast Bancshares, Inc.*	378	8,796
Tompkins Financial Corp.	1,516	119,916
Towne Bank	7,202	224,558
TriCo Bancshares	2,956	128,290
TriState Capital Holdings, Inc.*	3,102	102,986
Triumph Bancorp, Inc.*	2,524	253,208
Trustmark Corp.	6,668	209,975
UMB Financial Corp.	4,696	478,335
United Bankshares, Inc.	14,145	517,990
United Community Banks, Inc.	11,227	434,036
Univest Financial Corp.	3,101	89,867
Valley National Bancorp	42,956	600,095
Veritex Holdings, Inc.	5,102	207,294
Washington Trust Bancorp, Inc.	1,837	99,694
WesBanco, Inc.	6,582	240,506
West Bancorp, Inc.	1,724	49,824
Westamerica Bancorp	2,794	165,740
		27,350,594
Beverages - 0.4%
Celsius Holdings, Inc.*	5,782	369,412
Coca-Cola Consolidated, Inc.	505	250,950
Duckhorn Portfolio, Inc. (The)*	3,846	75,458
MGP Ingredients, Inc.	1,519	120,928
National Beverage Corp.	2,520	110,905
Primo Water Corp.	16,865	245,217

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Zevia PBC, Class A*(b)	1,099	6,869
		1,179,739
Biotechnology - 6.2%
2seventy bio, Inc.*(b)	2,415	35,839
4D Molecular Therapeutics, Inc.*(b)	2,994	41,018
89bio, Inc.*	1,058	4,899
ACADIA Pharmaceuticals, Inc.*	12,832	326,061
Acumen Pharmaceuticals, Inc.*	1,077	6,311
Adagio Therapeutics, Inc.*(b)	2,264	15,146
Adicet Bio, Inc.*	2,243	29,338
Adverum Biotechnologies, Inc.*	9,314	12,481
Aeglea BioTherapeutics, Inc.*	4,334	12,005
Aerovate Therapeutics, Inc.*(b)	1,080	10,562
Affimed NV*	12,447	54,891
Agenus, Inc.*	23,502	63,455
Agios Pharmaceuticals, Inc.*	5,826	181,363
Akebia Therapeutics, Inc.*	18,701	40,394
Akero Therapeutics, Inc.*	2,756	48,864
Akouos, Inc.*(b)	2,574	13,745
Alaunos Therapeutics, Inc.*(b)	22,476	22,159
Albireo Pharma, Inc.*	1,809	60,312
Aldeyra Therapeutics, Inc.*	5,204	21,024
Alector, Inc.*	6,263	99,206
Aligos Therapeutics, Inc.*	2,264	5,479
Alkermes plc*	17,207	427,766
Allakos, Inc.*	3,804	21,264
Allogene Therapeutics, Inc.*	7,291	66,713
Allovir, Inc.*	3,150	28,350
Alpine Immune Sciences, Inc.*(b)	1,246	10,267
Altimmune, Inc.*	4,457	33,026
ALX Oncology Holdings, Inc.*	1,902	34,464
Amicus Therapeutics, Inc.*	28,215	229,670
AnaptysBio, Inc.*	2,068	63,219
Anavex Life Sciences Corp.*	7,197	78,879
Anika Therapeutics, Inc.*	1,547	50,277
Annexon, Inc.*	3,342	16,225
Apellis Pharmaceuticals, Inc.*	7,663	325,907
Applied Molecular Transport, Inc.*	2,682	17,621
Applied Therapeutics, Inc.*	1,900	3,572
AquaBounty Technologies, Inc.*	5,627	8,947
Arbutus Biopharma Corp.*(b)	8,615	27,568
Arcturus Therapeutics Holdings, Inc.*	2,263	54,244
Arcus Biosciences, Inc.*	4,806	178,783
Arcutis Biotherapeutics, Inc.*	2,966	52,795
Ardelyx, Inc.*	10,360	7,977
Arena Pharmaceuticals, Inc.*	6,624	629,081
Arrowhead Pharmaceuticals, Inc.*	10,865	478,060
Atara Biotherapeutics, Inc.*	9,318	119,736
Athenex, Inc.*	9,272	7,460
Athersys, Inc.*(b)	21,959	19,699
Atossa Therapeutics, Inc.*(b)	12,544	15,304
Atreca, Inc., Class A*	2,785	5,013
Aura Biosciences, Inc.*	585	10,472
Avalo Therapeutics, Inc.*	6,679	4,877
Avid Bioservices, Inc.*	6,475	132,608
Avidity Biosciences, Inc.*	4,038	68,484
Avita Medical, Inc.*(b)	2,604	23,957
Avrobio, Inc.*	4,062	5,890
Beam Therapeutics, Inc.*	5,488	429,985
Beyondspring, Inc.*(b)	2,402	5,789
BioAtla, Inc.*	1,666	10,796
BioCryst Pharmaceuticals, Inc.*	19,292	320,440
Biohaven Pharmaceutical Holding Co. Ltd.*	5,972	708,936
Biomea Fusion, Inc.*(b)	2,325	14,903
Bioxcel Therapeutics, Inc.*	1,848	33,837
Black Diamond Therapeutics, Inc.*	2,442	7,668
Bluebird Bio, Inc.*	7,244	43,754
Blueprint Medicines Corp.*(b)	6,273	379,830
Bolt Biotherapeutics, Inc.*(b)	2,455	8,568
Bridgebio Pharma, Inc.*	11,377	88,741
Brooklyn ImmunoTherapeutics, Inc.*(b)	3,180	7,187
C4 Therapeutics, Inc.*	4,142	92,905
Cardiff Oncology, Inc.*	4,084	10,986
CareDx, Inc.*	5,425	208,212
Caribou Biosciences, Inc.*	2,173	21,687
Catalyst Pharmaceuticals, Inc.*	10,411	81,206
Celcuity, Inc.*	1,036	10,464
Celldex Therapeutics, Inc.*	4,931	147,437
CEL-SCI Corp.*(b)	3,855	22,282
Century Therapeutics, Inc.*(b)	1,267	17,865
Cerevel Therapeutics Holdings, Inc.*	4,368	115,621
ChemoCentryx, Inc.*	5,789	175,638
Chimerix, Inc.*	7,826	44,139
Chinook Therapeutics, Inc.*	4,190	53,464
Clene, Inc.*(b)	2,197	6,789
Clovis Oncology, Inc.*(b)	12,056	24,835
Codiak Biosciences, Inc.*	1,705	8,048
Cogent Biosciences, Inc.*(b)	3,983	23,619
Coherus Biosciences, Inc.*	6,971	82,188
Cortexyme, Inc.*(b)	2,139	9,305
Crinetics Pharmaceuticals, Inc.*	4,943	98,959
Cue Biopharma, Inc.*	3,299	19,134
Cullinan Oncology, Inc.*	2,775	39,793
Curis, Inc.*	9,286	31,108
Cyteir Therapeutics, Inc.*(b)	897	5,203
Cytokinetics, Inc.*	8,500	300,220
CytomX Therapeutics, Inc.*	6,953	26,630
Day One Biopharmaceuticals, Inc.*	1,185	16,187
Deciphera Pharmaceuticals, Inc.*	4,219	32,528
Denali Therapeutics, Inc.*	9,755	317,623
DermTech, Inc.*(b)	2,603	33,292
Design Therapeutics, Inc.*	2,851	38,688
Dynavax Technologies Corp.*	11,549	141,591
Dyne Therapeutics, Inc.*(b)	3,221	27,604
Eagle Pharmaceuticals, Inc.*	1,226	58,100
Editas Medicine, Inc.*	7,332	125,524
Eiger BioPharmaceuticals, Inc.*	3,432	13,728
Eliem Therapeutics, Inc.*	757	6,821
Emergent BioSolutions, Inc.*	5,253	217,369
Enanta Pharmaceuticals, Inc.*	2,066	145,488
Entrada Therapeutics, Inc.*(b)	982	11,912
Epizyme, Inc.*	9,807	14,612
Erasca, Inc.*(b)	2,259	28,012
Evelo Biosciences, Inc.*(b)	3,255	10,172
Exagen, Inc.*	1,106	8,406
Fate Therapeutics, Inc.*(b)	8,708	300,861
FibroGen, Inc.*	9,232	129,894
Finch Therapeutics Group, Inc.*	812	6,796
Foghorn Therapeutics, Inc.*(b)	2,097	20,152
Forma Therapeutics Holdings, Inc.*	3,643	35,920
Forte Biosciences, Inc.*	1,210	1,525
Fortress Biotech, Inc.*	7,981	12,849
Frequency Therapeutics, Inc.*	3,429	9,738

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
G1 Therapeutics, Inc.*(b)	4,249	45,082
Gemini Therapeutics, Inc.*	2,348	3,193
Generation Bio Co.*	4,698	24,054
Geron Corp.*	32,678	35,619
Global Blood Therapeutics, Inc.*	6,642	200,588
Gossamer Bio, Inc.*	6,668	60,212
Graphite Bio, Inc.*	1,743	16,036
Greenwich Lifesciences, Inc.*(b)	439	8,556
Gritstone bio, Inc.*	4,582	23,368
GT Biopharma, Inc.*(b)	1,903	6,052
Halozyme Therapeutics, Inc.*	14,847	526,623
Harpoon Therapeutics, Inc.*	2,006	8,225
Heron Therapeutics, Inc.*	9,906	70,333
Homology Medicines, Inc.*	4,498	15,698
Hookipa Pharma, Inc.*(b)	2,059	4,942
Humanigen, Inc.*	5,231	10,619
iBio, Inc.*(b)	23,171	7,415
Icosavax, Inc.*(b)	1,504	26,200
Ideaya Biosciences, Inc.*	3,512	46,358
IGM Biosciences, Inc.*	879	14,662
Imago Biosciences, Inc.*	1,045	24,610
Immuneering Corp., Class A*	900	6,723
Immunic, Inc.*(b)	2,006	23,370
ImmunityBio, Inc.*(b)	7,324	50,096
ImmunoGen, Inc.*	21,208	119,613
Immunovant, Inc.*	4,299	23,988
Impel Neuropharma, Inc.*(b)	577	4,166
Infinity Pharmaceuticals, Inc.*	9,384	10,322
Inhibrx, Inc.*	2,992	64,328
Inovio Pharmaceuticals, Inc.*(b)	22,169	71,828
Inozyme Pharma, Inc.*(b)	1,542	8,897
Insmed, Inc.*	12,662	302,622
Instil Bio, Inc.*(b)	5,797	62,202
Intellia Therapeutics, Inc.*	7,480	739,398
Intercept Pharmaceuticals, Inc.*(b)	2,677	38,174
Invitae Corp.*	21,488	231,856
Ironwood Pharmaceuticals, Inc.*	15,739	169,352
iTeos Therapeutics, Inc.*	2,166	78,258
IVERIC bio, Inc.*	12,335	197,853
Janux Therapeutics, Inc.*(b)	1,420	24,538
Jounce Therapeutics, Inc.*	3,535	26,371
KalVista Pharmaceuticals, Inc.*	2,397	38,472
Karuna Therapeutics, Inc.*	2,381	250,005
Karyopharm Therapeutics, Inc.*	7,719	79,737
Keros Therapeutics, Inc.*	1,675	89,947
Kezar Life Sciences, Inc.*	3,750	55,688
Kiniksa Pharmaceuticals Ltd., Class A*	3,127	32,020
Kinnate Biopharma, Inc.*(b)	2,759	21,465
Kodiak Sciences, Inc.*	3,590	31,018
Kronos Bio, Inc.*	4,162	31,340
Krystal Biotech, Inc.*	1,924	122,270
Kura Oncology, Inc.*	6,814	108,138
Kymera Therapeutics, Inc.*	3,684	146,476
Lexicon Pharmaceuticals, Inc.*	7,505	15,535
Ligand Pharmaceuticals, Inc.*	1,616	163,572
Lineage Cell Therapeutics, Inc.*(b)	13,447	18,960
Lyell Immunopharma, Inc.*(b)	2,534	18,346
MacroGenics, Inc.*	6,437	60,186
Madrigal Pharmaceuticals, Inc.*	1,263	117,270
Magenta Therapeutics, Inc.*	3,208	10,105
MannKind Corp.*	26,475	69,365
MEI Pharma, Inc.*	11,624	25,108
MeiraGTx Holdings plc*(b)	3,194	45,770
Mersana Therapeutics, Inc.*	7,673	33,684
MiMedx Group, Inc.*	11,912	60,156
MiNK Therapeutics, Inc.*(b)	208	618
Mirum Pharmaceuticals, Inc.*	385	9,124
Molecular Templates, Inc.*	3,965	9,318
Monte Rosa Therapeutics, Inc.*(b)	1,291	18,513
Morphic Holding, Inc.*	2,269	90,442
Mustang Bio, Inc.*	7,808	6,788
Myriad Genetics, Inc.*	8,481	206,767
Neoleukin Therapeutics, Inc.*	3,775	9,739
NexImmune, Inc.*	1,893	4,695
Nkarta, Inc.*(b)	1,514	13,717
Nurix Therapeutics, Inc.*	3,358	54,299
Nuvalent, Inc., Class A*(b)	1,148	17,163
Ocugen, Inc.*(b)	19,798	69,689
Olema Pharmaceuticals, Inc.*	2,702	12,645
Omega Therapeutics, Inc.*	811	9,627
Oncocyte Corp.*	6,451	9,418
Oncorus, Inc.*	2,200	4,642
Oncternal Therapeutics, Inc.*(b)	4,745	8,683
OPKO Health, Inc.*	42,844	134,102
Organogenesis Holdings, Inc.*	4,090	30,430
ORIC Pharmaceuticals, Inc.*	3,391	26,314
Outlook Therapeutics, Inc.*	9,548	15,563
Oyster Point Pharma, Inc.*(b)	1,190	11,852
Passage Bio, Inc.*	3,976	13,200
PMV Pharmaceuticals, Inc.*	2,813	44,558
Portage Biotech, Inc.*(b)	535	4,253
Poseida Therapeutics, Inc.*	3,083	11,253
Praxis Precision Medicines, Inc.*(b)	3,571	46,780
Precigen, Inc.*(b)	10,170	22,882
Precision BioSciences, Inc.*	5,419	23,031
Prelude Therapeutics, Inc.*(b)	1,161	10,252
Prometheus Biosciences, Inc.*	3,214	139,938
Protagonist Therapeutics, Inc.*	4,795	116,423
Prothena Corp. plc*	3,877	134,144
PTC Therapeutics, Inc.*	7,448	261,574
Puma Biotechnology, Inc.*	3,462	7,963
Pyxis Oncology, Inc.*	1,140	6,931
Radius Health, Inc.*	5,020	41,766
Rallybio Corp.*(b)	772	8,484
RAPT Therapeutics, Inc.*	2,284	45,680
Recursion Pharmaceuticals, Inc., Class A*(b)	12,358	135,320
REGENXBIO, Inc.*	4,232	110,921
Relay Therapeutics, Inc.*	7,501	180,849
Reneo Pharmaceuticals, Inc.*	933	4,497
Replimune Group, Inc.*	3,188	51,136
REVOLUTION Medicines, Inc.*	6,368	120,483
Rhythm Pharmaceuticals, Inc.*	4,723	35,989
Rigel Pharmaceuticals, Inc.*	18,318	45,978
Rocket Pharmaceuticals, Inc.*	4,421	78,738
Rubius Therapeutics, Inc.*	4,925	24,576
Sana Biotechnology, Inc.*	9,258	59,807
Sangamo Therapeutics, Inc.*	12,732	74,482
Scholar Rock Holding Corp.*	3,027	52,670
Selecta Biosciences, Inc.*	9,868	18,256
Sensei Biotherapeutics, Inc.*(b)	2,241	8,090
Sera Prognostics, Inc., Class A*	487	2,610
Seres Therapeutics, Inc.*	7,463	59,704
Sesen Bio, Inc.*(b)	21,585	13,691
Shattuck Labs, Inc.*	2,852	14,260
Sigilon Therapeutics, Inc.*	1,630	2,363

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Silverback Therapeutics, Inc.*	2,198	9,451
Solid Biosciences, Inc.*	6,393	5,208
Sorrento Therapeutics, Inc.*(b)	32,031	81,038
Spectrum Pharmaceuticals, Inc.*	17,482	11,888
Spero Therapeutics, Inc.*	2,594	24,902
SpringWorks Therapeutics, Inc.*	3,131	177,183
Spruce Biosciences, Inc.*	932	2,116
SQZ Biotechnologies Co.*(b)	2,441	12,864
Stoke Therapeutics, Inc.*	2,046	39,897
Summit Therapeutics, Inc.*(b)	2,825	7,740
Surface Oncology, Inc.*	3,785	13,626
Sutro Biopharma, Inc.*	4,649	41,469
Syndax Pharmaceuticals, Inc.*	4,820	75,144
Syros Pharmaceuticals, Inc.*	6,173	7,963
Talaris Therapeutics, Inc.*(b)	2,285	16,018
Taysha Gene Therapies, Inc.*(b)	2,428	15,466
TCR2 Therapeutics, Inc.*	3,270	8,862
Tenaya Therapeutics, Inc.*(b)	1,494	17,420
TG Therapeutics, Inc.*	13,887	137,065
Tonix Pharmaceuticals Holding Corp.*(b)	47,536	8,789
Travere Therapeutics, Inc.*	6,331	172,583
Trevena, Inc.*(b)	17,535	8,024
Turning Point Therapeutics, Inc.*	4,931	156,115
Twist Bioscience Corp.*	5,061	283,112
Tyra Biosciences, Inc.*(b)	1,303	15,441
UroGen Pharma Ltd.*(b)	2,091	12,546
Vanda Pharmaceuticals, Inc.*	5,875	66,740
Vaxart, Inc.*(b)	13,124	66,670
Vaxcyte, Inc.*	4,332	100,372
VBI Vaccines, Inc.*	20,208	30,110
Vera Therapeutics, Inc.*(b)	1,061	24,626
Veracyte, Inc.*	7,235	201,133
Verastem, Inc.*	18,482	22,178
Vericel Corp.*	4,987	205,514
Verve Therapeutics, Inc.*(b)	1,695	55,342
Viking Therapeutics, Inc.*	7,333	24,566
Vincerx Pharma, Inc.*(b)	1,762	8,933
Vir Biotechnology, Inc.*	6,445	162,350
Viracta Therapeutics, Inc.*(b)	3,888	10,614
VistaGen Therapeutics, Inc.*	20,804	29,126
Vor BioPharma, Inc.*	2,034	18,367
Werewolf Therapeutics, Inc.*(b)	2,831	20,270
XBiotech, Inc.(b)	1,632	16,092
Xencor, Inc.*	6,063	189,833
Xilio Therapeutics, Inc.*	795	9,365
XOMA Corp.*(b)	646	14,167
Y-mAbs Therapeutics, Inc.*	3,747	34,135
Zentalis Pharmaceuticals, Inc.*	3,909	195,020
		20,618,456
Building Products - 1.1%
AAON, Inc.	4,498	263,403
American Woodmark Corp.*	1,774	95,051
Apogee Enterprises, Inc.	2,665	120,111
Caesarstone Ltd.	2,424	29,064
Cornerstone Building Brands, Inc.*	5,870	129,610
CSW Industrials, Inc.	1,594	191,806
Gibraltar Industries, Inc.*	3,520	170,086
Griffon Corp.	4,983	114,858
Insteel Industries, Inc.	1,999	74,183
JELD-WEN Holding, Inc.*	9,811	226,438
Masonite International Corp.*	2,554	240,919
PGT Innovations, Inc.*	6,181	132,953
Quanex Building Products Corp.	3,607	82,456
Resideo Technologies, Inc.*	15,506	399,124
Simpson Manufacturing Co., Inc.	4,672	553,679
UFP Industries, Inc.	6,457	553,688
View, Inc.*(b)	14,959	36,201
Zurn Water Solutions Corp.	13,013	423,183
		3,836,813
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	6,276	239,178
AssetMark Financial Holdings, Inc.*	1,951	45,829
Associated Capital Group, Inc., Class A	181	7,083
B Riley Financial, Inc.	2,170	129,224
BGC Partners, Inc., Class A	33,920	155,354
Blucora, Inc.*	5,212	103,719
Brightsphere Investment Group, Inc.	6,220	148,471
Cohen & Steers, Inc.	2,666	216,639
Cowen, Inc., Class A(b)	2,828	83,850
Diamond Hill Investment Group, Inc.	326	63,205
Donnelley Financial Solutions, Inc.*	3,163	101,532
Federated Hermes, Inc.	9,984	326,177
Focus Financial Partners, Inc., Class A*	6,390	319,756
GAMCO Investors, Inc., Class A	545	11,728
GCM Grosvenor, Inc., Class A(b)	4,766	47,612
Greenhill & Co., Inc.	1,493	26,396
Hamilton Lane, Inc., Class A	3,740	292,094
Houlihan Lokey, Inc.	5,478	563,467
Moelis & Co., Class A	6,560	316,258
Open Lending Corp., Class A*	11,183	232,942
Oppenheimer Holdings, Inc., Class A	991	42,801
Piper Sandler Cos.	1,876	277,667
PJT Partners, Inc., Class A	2,542	162,230
Pzena Investment Management, Inc., Class A	1,785	16,476
Sculptor Capital Management, Inc.	2,377	30,449
StepStone Group, Inc., Class A	4,337	149,757
StoneX Group, Inc.*	1,800	135,810
Value Line, Inc.(b)	106	6,255
Virtus Investment Partners, Inc.	782	188,165
WisdomTree Investments, Inc.	14,442	81,308
		4,521,432
Chemicals - 1.7%
AdvanSix, Inc.	2,928	117,296
American Vanguard Corp.	3,146	47,410
Amyris, Inc.*(b)	18,961	86,462
Avient Corp.	9,763	511,484
Balchem Corp.	3,459	478,518
Cabot Corp.	6,018	440,277
Chase Corp.	797	73,189
Danimer Scientific, Inc.*(b)	9,710	38,646
Ecovyst, Inc.	5,507	60,191
Ferro Corp.*	8,810	191,441
FutureFuel Corp.	2,771	20,395
GCP Applied Technologies, Inc.*	5,277	166,648
Hawkins, Inc.	2,061	93,281
HB Fuller Co.	5,593	382,393
Ingevity Corp.*	4,262	290,796
Innospec, Inc.	2,630	251,165

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Intrepid Potash, Inc.*	1,068	60,759
Koppers Holdings, Inc.*	2,227	63,759
Kraton Corp.*	3,370	155,525
Kronos Worldwide, Inc.	2,388	35,175
Livent Corp.*	17,375	409,181
Marrone Bio Innovations, Inc.*	10,855	7,482
Minerals Technologies, Inc.	3,560	249,164
Orion Engineered Carbons SA	6,499	100,994
PureCycle Technologies, Inc.*(b)	5,725	39,846
Quaker Chemical Corp.(b)	1,446	268,392
Rayonier Advanced Materials, Inc.*	6,625	38,889
Sensient Technologies Corp.	4,537	372,624
Stepan Co.	2,311	239,466
Tredegar Corp.	2,810	32,343
Trinseo plc	4,174	216,881
Tronox Holdings plc, Class A	12,290	249,487
Valhi, Inc.	259	6,597
Zymergen, Inc.*(b)	8,596	32,923
		5,829,079
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	7,226	323,942
ACCO Brands Corp.	9,993	85,940
Aris Water Solution, Inc., Class A	2,087	30,491
Brady Corp., Class A	5,054	232,888
BrightView Holdings, Inc.*	4,390	59,309
Brink's Co. (The)	5,155	361,159
Casella Waste Systems, Inc., Class A*	5,277	397,886
CECO Environmental Corp.*	3,335	17,942
Cimpress plc*	1,885	118,736
CompX International, Inc.	172	3,801
CoreCivic, Inc., REIT*	12,864	117,184
Deluxe Corp.	4,517	140,524
Ennis, Inc.	2,737	51,401
GEO Group, Inc. (The), REIT*	12,634	75,299
Harsco Corp.*	8,409	100,151
Healthcare Services Group, Inc.	8,038	127,161
Heritage-Crystal Clean, Inc.*	1,677	47,023
HNI Corp.	4,668	189,941
Interface, Inc.(b)	6,233	81,341
KAR Auction Services, Inc.*	12,970	239,426
Kimball International, Inc., Class B	3,873	35,903
Matthews International Corp., Class A	3,317	110,058
MillerKnoll, Inc.	7,975	310,068
Montrose Environmental Group, Inc.*	2,808	123,861
NL Industries, Inc.	898	5,729
Pitney Bowes, Inc.	18,860	93,923
SP Plus Corp.*	2,481	74,058
Steelcase, Inc., Class A	9,325	113,485
Team, Inc.*	2,824	2,667
Tetra Tech, Inc.	5,782	918,008
UniFirst Corp.	1,616	292,900
US Ecology, Inc.*	3,378	160,252
Viad Corp.*	2,177	76,065
VSE Corp.	1,135	54,083
		5,172,605
Communications Equipment - 0.6%
ADTRAN, Inc.	5,171	106,471
Aviat Networks, Inc.*	1,172	33,168
CalAmp Corp.*	3,809	26,891
Calix, Inc.*	5,917	321,530
Cambium Networks Corp.*	1,155	32,121
Casa Systems, Inc.*	3,407	14,173
Clearfield, Inc.*	1,221	78,278
Comtech Telecommunications Corp.	2,765	56,904
Digi International, Inc.*	3,621	72,710
DZS, Inc.*	1,828	26,488
EMCORE Corp.*	3,916	15,194
Extreme Networks, Inc.*	13,620	156,494
Harmonic, Inc.*	9,715	90,447
Infinera Corp.*	19,617	181,065
Inseego Corp.*(b)	9,137	43,035
KVH Industries, Inc.*	1,625	14,007
NETGEAR, Inc.*	3,104	82,597
NetScout Systems, Inc.*	7,526	234,284
Plantronics, Inc.*(b)	4,525	127,469
Ribbon Communications, Inc.*	7,541	22,925
Viavi Solutions, Inc.*	25,680	421,152
		2,157,403
Construction & Engineering - 1.3%
Ameresco, Inc., Class A*	3,315	212,989
API Group Corp.*	21,639	466,753
Arcosa, Inc.	5,197	273,726
Argan, Inc.	1,599	62,185
Comfort Systems USA, Inc.	3,823	328,702
Concrete Pumping Holdings, Inc.*(b)	2,767	20,587
Construction Partners, Inc., Class A*	3,123	83,571
Dycom Industries, Inc.*	3,157	274,848
EMCOR Group, Inc.	5,716	660,427
Fluor Corp.*(b)	15,231	329,903
Granite Construction, Inc.	4,906	148,505
Great Lakes Dredge & Dock Corp.*	6,927	97,740
IES Holdings, Inc.*	929	39,055
Infrastructure and Energy Alternatives, Inc.*	2,941	31,998
INNOVATE Corp.*	5,077	16,906
Matrix Service Co.*	2,794	19,390
MYR Group, Inc.*	1,769	158,768
Northwest Pipe Co.*	1,038	29,583
NV5 Global, Inc.*	1,416	151,866
Primoris Services Corp.	5,735	151,232
Sterling Construction Co., Inc.*	2,984	88,118
Tutor Perini Corp.*	4,425	43,365
WillScot Mobile Mini Holdings Corp.*	22,680	805,820
		4,496,037
Construction Materials - 0.2%
Forterra, Inc.*	3,121	73,531
Summit Materials, Inc., Class A*	12,734	397,555
United States Lime & Minerals, Inc.	221	25,974
		497,060
Consumer Finance - 0.7%
Atlanticus Holdings Corp.*	528	28,127
Curo Group Holdings Corp.	2,195	29,347
Encore Capital Group, Inc.*	3,128	206,417
Enova International, Inc.*	3,900	159,003
EZCORP, Inc., Class A*	5,285	31,657
FirstCash Holdings, Inc.	4,259	306,818
Green Dot Corp., Class A*	5,735	164,308
LendingClub Corp.*	10,627	197,450

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
LendingTree, Inc.*	1,247	150,899
Navient Corp.	16,969	298,824
Nelnet, Inc., Class A	1,821	146,681
Oportun Financial Corp.*	2,268	37,059
PRA Group, Inc.*	4,636	206,905
PROG Holdings, Inc.*	6,995	214,327
Regional Management Corp.	822	42,193
World Acceptance Corp.*	463	90,966
		2,310,981
Containers & Packaging - 0.2%
Greif, Inc., Class A	2,766	159,017
Greif, Inc., Class B	636	36,201
Myers Industries, Inc.	3,873	64,369
O-I Glass, Inc.*	16,929	216,353
Pactiv Evergreen, Inc.	4,612	44,368
Ranpak Holdings Corp.*	4,027	97,453
TriMas Corp.	4,634	150,651
UFP Technologies, Inc.*	743	51,371
		819,783
Distributors - 0.0%(d)
Funko, Inc., Class A*(b)	2,882	50,320
Greenlane Holdings, Inc., Class A*	1,771	956
		51,276
Diversified Consumer Services - 0.6%
2U, Inc.*	7,794	81,837
Adtalem Global Education, Inc.*	5,308	110,300
American Public Education, Inc.*	1,996	39,840
Carriage Services, Inc.	1,649	81,147
Coursera, Inc.*	7,843	159,448
European Wax Center, Inc., Class A*(b)	1,420	35,316
Graham Holdings Co., Class B	410	246,463
Houghton Mifflin Harcourt Co.*	13,634	285,632
Laureate Education, Inc., Class A	10,647	115,414
OneSpaWorld Holdings Ltd.*(b)	5,736	59,310
Perdoceo Education Corp.*	7,546	79,007
PowerSchool Holdings, Inc., Class A*	5,765	90,799
Regis Corp.*(b)	4,579	8,288
StoneMor, Inc.*(b)	3,450	8,970
Strategic Education, Inc.	2,615	154,337
Stride, Inc.*	4,447	149,330
Udemy, Inc.*(b)	1,491	19,666
Vivint Smart Home, Inc.*	9,825	70,642
WW International, Inc.*	5,647	57,543
		1,853,289
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,615	46,431
A-Mark Precious Metals, Inc.	961	68,904
Banco Latinoamericano de Comercio Exterior SA, Class E	3,323	51,341
Cannae Holdings, Inc.*	9,085	243,932
		410,608
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	1,248	66,493
ATN International, Inc.	1,191	39,696
Bandwidth, Inc., Class A*(b)	2,477	75,672
Cogent Communications Holdings, Inc.	4,574	289,992
Consolidated Communications Holdings, Inc.*	7,819	55,671
EchoStar Corp., Class A*	4,003	97,433
Globalstar, Inc.*(b)	65,099	76,817
IDT Corp., Class B*	2,147	77,421
Iridium Communications, Inc.*	12,670	501,605
Liberty Latin America Ltd., Class A*	4,347	43,687
Liberty Latin America Ltd., Class C*	16,574	167,232
Ooma, Inc.*	2,361	39,476
Radius Global Infrastructure, Inc.*	6,322	81,301
Telesat Corp.*(b)	1,376	28,525
		1,641,021
Electric Utilities - 0.5%
ALLETE, Inc.	5,630	354,352
MGE Energy, Inc.	3,906	281,310
Otter Tail Corp.	4,413	272,988
PNM Resources, Inc.	9,182	414,751
Portland General Electric Co.	9,653	490,083
Via Renewables, Inc.(b)	1,285	14,328
		1,827,812
Electrical Equipment - 0.9%
Advent Technologies Holdings, Inc.*	1,684	4,362
Allied Motion Technologies, Inc.	1,248	43,455
American Superconductor Corp.*	2,962	25,147
Array Technologies, Inc.*	13,705	154,044
Atkore, Inc.*	4,946	503,058
AZZ, Inc.	2,666	131,247
Babcock & Wilcox Enterprises, Inc.*	5,951	41,716
Beam Global*(b)	942	13,668
Blink Charging Co.*(b)	3,915	96,231
Bloom Energy Corp., Class A*(b)	15,254	338,639
Encore Wire Corp.	2,118	246,578
EnerSys	4,599	334,485
Eos Energy Enterprises, Inc.*(b)	4,772	13,839
FTC Solar, Inc.*	2,039	9,604
FuelCell Energy, Inc.*(b)	39,647	237,882
GrafTech International Ltd.	21,500	216,720
Powell Industries, Inc.	977	20,654
Preformed Line Products Co.	316	17,617
Romeo Power, Inc.*(b)	13,868	25,378
Stem, Inc.*	12,227	116,401
Thermon Group Holdings, Inc.*	3,534	60,502
TPI Composites, Inc.*	3,887	52,552
Vicor Corp.*	2,262	169,130
		2,872,909
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc.*	2,001	33,277
Advanced Energy Industries, Inc.	4,046	347,349
Aeva Technologies, Inc.*	11,331	47,590
Akoustis Technologies, Inc.*	5,240	33,012
Arlo Technologies, Inc.*	9,053	84,012
Badger Meter, Inc.	3,133	311,452
Belden, Inc.	4,744	267,324
Benchmark Electronics, Inc.	3,775	98,678
CTS Corp.	3,422	129,831
Daktronics, Inc.*	3,938	18,154
ePlus, Inc.*	2,854	133,853
Fabrinet*	3,965	397,015
FARO Technologies, Inc.*	1,949	106,688
Identiv, Inc.*	2,306	48,334
II-VI, Inc.*(b)	11,367	789,552
Insight Enterprises, Inc.*	3,699	384,696
Iteris, Inc.*	4,542	14,943

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Itron, Inc.*	4,852	231,295
Kimball Electronics, Inc.*	2,580	44,479
Knowles Corp.*	9,553	208,064
Luna Innovations, Inc.*	3,310	22,607
Methode Electronics, Inc.	4,093	186,805
MicroVision, Inc.*(b)	17,624	70,672
Napco Security Technologies, Inc.*	3,109	63,392
nLight, Inc.*	4,680	76,284
Novanta, Inc.*	3,784	517,008
OSI Systems, Inc.*	1,817	146,577
Ouster, Inc.*(b)	16,794	56,764
PAR Technology Corp.*	2,714	113,825
PC Connection, Inc.	1,188	57,963
Plexus Corp.*	2,999	244,329
Rogers Corp.*	2,006	547,638
Sanmina Corp.*	6,812	270,981
ScanSource, Inc.*	2,699	85,234
TTM Technologies, Inc.*	11,184	140,583
Velodyne Lidar, Inc.*(b)	8,104	29,904
Vishay Intertechnology, Inc.	14,298	274,379
Vishay Precision Group, Inc.*	1,334	41,901
		6,676,444
Energy Equipment & Services - 1.0%
Archrock, Inc.	14,470	120,825
Aspen Aerogels, Inc.*	2,365	70,004
Bristow Group, Inc.*	2,537	84,076
Cactus, Inc., Class A	5,957	301,782
ChampionX Corp.*	21,750	465,668
DMC Global, Inc.*	1,994	58,624
Dril-Quip, Inc.*	3,765	108,583
Expro Group Holdings NV*	4,983	80,176
FTS International, Inc., Class A*	953	25,226
Helix Energy Solutions Group, Inc.*	15,349	62,163
Helmerich & Payne, Inc.	11,292	409,109
Liberty Oilfield Services, Inc., Class A*	9,755	121,742
Nabors Industries Ltd.*	758	95,159
National Energy Services Reunited Corp.*	4,071	36,273
Newpark Resources, Inc.*	9,684	36,509
NexTier Oilfield Solutions, Inc.*	18,548	147,642
Oceaneering International, Inc.*	10,682	156,384
Oil States International, Inc.*	6,499	33,990
Patterson-UTI Energy, Inc.	20,005	288,672
ProPetro Holding Corp.*	9,253	118,161
RPC, Inc.*	7,246	63,547
Select Energy Services, Inc., Class A*	6,748	55,873
Solaris Oilfield Infrastructure, Inc., Class A	3,353	34,871
TETRA Technologies, Inc.*	13,158	42,106
Tidewater, Inc.*	4,400	65,164
US Silica Holdings, Inc.*	7,884	114,003
		3,196,332
Entertainment - 0.6%
AMC Entertainment Holdings, Inc., Class A*(b)	55,389	1,044,636
Chicken Soup For The Soul Entertainment, Inc.*(b)	819	7,944
Cinemark Holdings, Inc.*	11,589	203,271
CuriosityStream, Inc.*(b)	2,790	10,211
Eros STX Global Corp.*(b)	1,703	5,397
IMAX Corp.*	5,344	110,514
Liberty Media Corp.-Liberty Braves, Class A*	1,075	27,552
Liberty Media Corp.-Liberty Braves, Class C*	3,918	96,775
Lions Gate Entertainment Corp., Class A*	6,246	95,939
Lions Gate Entertainment Corp., Class B*	12,664	180,462
LiveOne, Inc.*(b)	6,323	5,409
Madison Square Garden Entertainment Corp.*(b)	2,801	219,486
Marcus Corp. (The)*(b)	2,449	44,523
		2,052,119
Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust	9,313	199,671
Agree Realty Corp.	7,382	473,555
Alexander & Baldwin, Inc.	7,771	174,304
Alexander's, Inc.	229	58,033
American Assets Trust, Inc.	5,357	195,852
Apartment Investment and Management Co., Class A*	16,210	115,739
Apple Hospitality REIT, Inc.	22,992	406,728
Armada Hoffler Properties, Inc.	6,476	95,068
Ashford Hospitality Trust, Inc.*(b)	1,826	15,722
Braemar Hotels & Resorts, Inc.*	6,126	36,511
Brandywine Realty Trust	18,215	242,806
Broadstone Net Lease, Inc.	16,879	365,599
BRT Apartments Corp.	1,220	26,852
CareTrust REIT, Inc.	10,351	181,143
CatchMark Timber Trust, Inc., Class A	5,245	40,177
Centerspace REIT	1,531	143,899
Chatham Lodging Trust*	5,127	70,496
City Office REIT, Inc.	4,581	78,885
Clipper Realty, Inc.	1,308	12,452
Community Healthcare Trust, Inc.	2,561	106,794
CorePoint Lodging, Inc.*	4,218	67,361
Corporate Office Properties Trust	12,114	317,508
CTO Realty Growth, Inc.	626	39,244
DiamondRock Hospitality Co.*	22,432	214,226
DigitalBridge Group, Inc.*	51,996	376,971
Diversified Healthcare Trust	25,450	73,296
Easterly Government Properties, Inc.	9,287	193,355
EastGroup Properties, Inc.	4,335	826,945
Empire State Realty Trust, Inc., Class A	15,336	145,079
Equity Commonwealth*	12,577	334,171
Essential Properties Realty Trust, Inc.	12,989	328,362
Farmland Partners, Inc.	3,067	35,792
Four Corners Property Trust, Inc.	8,286	218,585
Franklin Street Properties Corp.	10,891	62,950
Getty Realty Corp.	4,368	120,338
Gladstone Commercial Corp.	3,963	83,976
Gladstone Land Corp.	3,358	100,371
Global Medical REIT, Inc.	6,421	100,810
Global Net Lease, Inc.	11,185	158,939
Healthcare Realty Trust, Inc.	15,818	412,533
Hersha Hospitality Trust*	3,464	31,973
Independence Realty Trust, Inc.	11,273	284,869
Indus Realty Trust, Inc.	617	46,978
Industrial Logistics Properties Trust	6,968	155,874

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Innovative Industrial Properties, Inc.	2,542	479,065
iStar, Inc.	7,199	180,839
Kite Realty Group Trust	23,306	511,101
LTC Properties, Inc.	4,176	141,274
LXP Industrial Trust	29,973	463,383
Macerich Co. (The)	22,935	350,906
National Health Investors, Inc.	4,693	250,184
National Storage Affiliates Trust	8,713	507,707
Necessity Retail REIT, Inc. (The)	13,313	93,724
NETSTREIT Corp.(b)	4,256	94,228
NexPoint Residential Trust, Inc.	2,387	202,823
Office Properties Income Trust	5,133	128,582
One Liberty Properties, Inc.(b)	1,728	50,216
Outfront Media, Inc.	15,603	416,600
Paramount Group, Inc.	20,022	224,046
Pebblebrook Hotel Trust	13,928	313,519
Phillips Edison & Co., Inc.	2,009	64,931
Physicians Realty Trust	23,644	384,451
Piedmont Office Realty Trust, Inc., Class A	13,301	226,649
Plymouth Industrial REIT, Inc.	3,353	87,446
Postal Realty Trust, Inc., Class A(b)	1,323	23,086
PotlatchDeltic Corp.	7,084	388,912
Preferred Apartment Communities, Inc., Class A	5,590	141,203
PS Business Parks, Inc.	2,156	343,429
Retail Opportunity Investments Corp.	12,747	231,486
Retail Value, Inc.	1,869	5,794
RLJ Lodging Trust	17,737	248,141
RPT Realty	8,979	116,278
Ryman Hospitality Properties, Inc.*	5,768	508,218
Sabra Health Care REIT, Inc.	24,493	328,941
Safehold, Inc.	2,229	136,771
Saul Centers, Inc.	1,270	58,458
Seritage Growth Properties, Class A*(b)	4,006	40,821
Service Properties Trust	17,600	151,888
SITE Centers Corp.	18,582	288,950
STAG Industrial, Inc.	18,915	736,928
Summit Hotel Properties, Inc.*	11,125	110,026
Sunstone Hotel Investors, Inc.*	23,349	247,032
Tanger Factory Outlet Centers, Inc.	10,971	182,996
Terreno Realty Corp.	7,908	543,991
UMH Properties, Inc.	4,550	104,923
Uniti Group, Inc.(b)	21,097	273,628
Universal Health Realty Income Trust	1,375	78,526
Urban Edge Properties	12,417	226,238
Urstadt Biddle Properties, Inc., Class A	3,192	60,105
Veris Residential, Inc.*	9,420	159,198
Washington REIT	9,081	212,132
Whitestone REIT	4,930	58,075
Xenia Hotels & Resorts, Inc.*	12,220	226,559
		19,175,199
Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	3,374	153,854
BJ's Wholesale Club Holdings, Inc.*	14,699	924,126
Chefs' Warehouse, Inc. (The)*	3,374	110,836
HF Foods Group, Inc.*	3,883	24,269
Ingles Markets, Inc., Class A	1,507	123,906
MedAvail Holdings, Inc.*(b)	1,288	1,546
Natural Grocers by Vitamin Cottage, Inc.	989	16,783
Performance Food Group Co.*	16,257	911,042
PriceSmart, Inc.	2,511	182,600
Rite Aid Corp.*(b)	5,967	54,658
SpartanNash Co.	3,838	108,001
Sprouts Farmers Market, Inc.*	12,097	344,523
United Natural Foods, Inc.*	5,985	240,777
Village Super Market, Inc., Class A	912	20,775
Weis Markets, Inc.	1,763	108,724
		3,326,420
Food Products - 0.9%
AppHarvest, Inc.*(b)	7,482	28,581
B&G Foods, Inc.(b)	6,868	203,293
Calavo Growers, Inc.	1,837	78,422
Cal-Maine Foods, Inc.	4,378	193,814
Fresh Del Monte Produce, Inc.	3,598	93,116
Hostess Brands, Inc.*	14,819	319,201
J & J Snack Foods Corp.	1,582	259,005
John B Sanfilippo & Son, Inc.	951	75,624
Laird Superfood, Inc.*(b)	672	4,133
Lancaster Colony Corp.	2,035	342,307
Landec Corp.*	2,804	32,302
Limoneira Co.	1,681	24,543
Mission Produce, Inc.*	3,975	51,595
Sanderson Farms, Inc.	2,178	388,969
Seneca Foods Corp., Class A*	658	32,736
Simply Good Foods Co. (The)*	9,130	361,822
Sovos Brands, Inc.*	2,758	33,482
Tattooed Chef, Inc.*(b)	5,073	61,586
Tootsie Roll Industries, Inc.	1,640	55,350
TreeHouse Foods, Inc.*(b)	5,576	218,858
Utz Brands, Inc.(b)	6,331	96,548
Vita Coco Co., Inc. (The)*(b)	1,183	13,711
Vital Farms, Inc.*	2,633	37,520
Whole Earth Brands, Inc.*	4,007	38,026
		3,044,544
Gas Utilities - 0.9%
Brookfield Infrastructure Corp., Class A(b)	6,621	466,383
Chesapeake Utilities Corp.	1,847	245,559
New Jersey Resources Corp.	10,362	451,990
Northwest Natural Holding Co.	3,277	170,437
ONE Gas, Inc.	5,650	469,459
South Jersey Industries, Inc.	11,048	374,859
Southwest Gas Holdings, Inc.	6,480	459,691
Spire, Inc.	5,439	365,011
		3,003,389
Health Care Equipment & Supplies - 2.9%
Accelerate Diagnostics, Inc.*(b)	3,538	10,048
Accuray, Inc.*	9,664	33,534
Acutus Medical, Inc.*(b)	2,050	3,342
Alphatec Holdings, Inc.*	7,580	83,532
AngioDynamics, Inc.*	4,022	94,638
Apyx Medical Corp.*	3,343	33,831
Artivion, Inc.*	4,077	79,705
Asensus Surgical, Inc.*(b)	25,089	19,319
Aspira Women's Health, Inc.*(b)	7,796	8,498
AtriCure, Inc.*	4,803	333,568
Atrion Corp.	149	106,604
Avanos Medical, Inc.*	5,160	182,612
Axogen, Inc.*	4,145	38,714

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Axonics, Inc.*	4,913	278,862
BioLife Solutions, Inc.*	1,113	26,156
Bioventus, Inc., Class A*	3,005	39,065
Butterfly Network, Inc.*(b)	13,390	68,958
Cardiovascular Systems, Inc.*	4,258	89,673
Cerus Corp.*	18,036	105,871
ClearPoint Neuro, Inc.*(b)	2,042	17,868
CONMED Corp.	3,107	454,119
CryoPort, Inc.*	4,349	149,301
Cue Health, Inc.*(b)	1,567	12,959
Cutera, Inc.*	1,886	72,347
CVRx, Inc.*	871	7,647
CytoSorbents Corp.*	4,422	17,113
DarioHealth Corp.*	1,445	10,549
Eargo, Inc.*(b)	3,232	15,546
Glaukos Corp.*	4,882	270,023
Haemonetics Corp.*	5,410	312,211
Heska Corp.*	1,049	148,958
Inari Medical, Inc.*	3,691	324,734
Inogen, Inc.*	2,126	74,176
Integer Holdings Corp.*	3,522	295,390
Intersect ENT, Inc.*	3,569	97,077
Invacare Corp.*	3,609	7,398
iRadimed Corp.	680	33,796
iRhythm Technologies, Inc.*	3,175	410,432
Lantheus Holdings, Inc.*	7,226	345,547
LeMaitre Vascular, Inc.	2,024	96,079
LivaNova plc*	5,732	451,796
Lucid Diagnostics, Inc.*(b)	540	2,020
Meridian Bioscience, Inc.*	4,573	115,697
Merit Medical Systems, Inc.*	5,505	357,990
Mesa Laboratories, Inc.(b)	533	136,091
Natus Medical, Inc.*	3,617	100,625
Neogen Corp.*	11,544	412,121
Neuronetics, Inc.*	2,736	9,138
NeuroPace, Inc.*(b)	761	5,936
Nevro Corp.*	3,711	266,079
NuVasive, Inc.*	5,555	300,637
OraSure Technologies, Inc.*	7,671	59,834
Ortho Clinical Diagnostics Holdings plc*	12,921	228,572
Orthofix Medical, Inc.*	2,029	68,945
OrthoPediatrics Corp.*	1,486	83,290
Outset Medical, Inc.*	5,025	220,949
Paragon 28, Inc.*(b)	973	15,860
PAVmed, Inc.*(b)	7,794	11,925
PROCEPT BioRobotics Corp.*	776	19,384
Pulmonx Corp.*	2,802	73,581
Pulse Biosciences, Inc.*(b)	1,493	7,584
Quotient Ltd.*	8,413	11,778
Retractable Technologies, Inc.*(b)	1,857	8,802
RxSight, Inc.*(b)	893	11,984
SeaSpine Holdings Corp.*	3,404	43,129
Senseonics Holdings, Inc.*(b)	46,344	83,419
Shockwave Medical, Inc.*	3,619	641,395
SI-BONE, Inc.*	3,489	76,967
Sientra, Inc.*	6,226	17,620
Sight Sciences, Inc.*	1,194	20,788
Silk Road Medical, Inc.*	3,682	136,713
STAAR Surgical Co.*	5,096	404,215
Stereotaxis, Inc.*	5,321	24,583
Surmodics, Inc.*	1,449	65,031
Tactile Systems Technology, Inc.*	2,056	41,860
Talis Biomedical Corp.*	1,549	3,237
TransMedics Group, Inc.*	2,780	51,486
Treace Medical Concepts, Inc.*	3,226	69,488
Utah Medical Products, Inc.	368	33,124
Vapotherm, Inc.*	2,440	37,064
Varex Imaging Corp.*	4,111	97,184
ViewRay, Inc.*	14,842	61,743
Zynex, Inc.(b)	2,295	14,436
		9,713,900
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc.*	12,502	135,147
Accolade, Inc.*	5,397	97,038
AdaptHealth Corp.*	7,684	133,932
Addus HomeCare Corp.*	1,651	140,401
Agiliti, Inc.*	2,520	45,385
AirSculpt Technologies, Inc.*(b)	704	9,532
Alignment Healthcare, Inc.*	8,505	71,782
AMN Healthcare Services, Inc.*(b)	5,054	536,432
Apollo Medical Holdings, Inc.*(b)	4,042	194,501
Apria, Inc.*	2,105	78,601
Aveanna Healthcare Holdings, Inc.*	4,229	22,202
Biodesix, Inc.*(b)	1,317	3,135
Brookdale Senior Living, Inc.*	19,846	136,541
Castle Biosciences, Inc.*	2,284	98,874
Community Health Systems, Inc.*	13,323	140,025
CorVel Corp.*	945	150,312
Covetrus, Inc.*	11,096	196,621
Cross Country Healthcare, Inc.*	3,848	85,926
Ensign Group, Inc. (The)	5,635	473,566
Fulgent Genetics, Inc.*	2,238	139,427
Hanger, Inc.*	4,023	72,897
HealthEquity, Inc.*	8,772	471,144
InfuSystem Holdings, Inc.*	1,941	22,302
Innovage Holding Corp.*(b)	1,968	9,702
Joint Corp. (The)*	1,483	60,803
LHC Group, Inc.*	3,275	445,957
LifeStance Health Group, Inc.*(b)	4,905	46,254
MEDNAX, Inc.*	8,130	190,811
ModivCare, Inc.*	1,333	157,294
National HealthCare Corp.	1,347	87,582
National Research Corp.	1,500	59,670
Ontrak, Inc.*(b)	997	2,672
Option Care Health, Inc.*	17,046	438,082
Owens & Minor, Inc.	7,775	343,266
Patterson Cos., Inc.	9,189	274,751
Pennant Group, Inc. (The)*	2,747	44,639
PetIQ, Inc.*	2,886	57,258
Privia Health Group, Inc.*	1,730	44,530
Progyny, Inc.*	6,907	271,860
R1 RCM, Inc.*	12,738	346,346
RadNet, Inc.*	4,872	120,192
Select Medical Holdings Corp.	11,848	274,281
Sharps Compliance Corp.*	1,989	12,252
SOC Telemed, Inc.*	6,511	19,142
Surgery Partners, Inc.*	3,645	190,524
Tenet Healthcare Corp.*	11,390	979,426
Tivity Health, Inc.*	4,718	128,707
US Physical Therapy, Inc.	1,370	125,999
Viemed Healthcare, Inc.*	3,797	14,581
		8,202,304
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	13,032	253,603
American Well Corp., Class A*(b)	19,633	83,047

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Computer Programs and Systems, Inc.*	1,512	46,539
Convey Health Solutions Holdings, Inc.*	1,442	8,349
Evolent Health, Inc., Class A*	8,537	227,511
Forian, Inc.(b)	2,019	14,032
Health Catalyst, Inc.*	5,605	152,008
HealthStream, Inc.*	2,712	55,569
iCAD, Inc.*	2,347	11,336
Inspire Medical Systems, Inc.*	2,884	703,869
Multiplan Corp.*(b)	40,833	153,532
NantHealth, Inc.*	2,886	2,396
NextGen Healthcare, Inc.*	6,147	120,051
Omnicell, Inc.*	4,696	607,099
OptimizeRx Corp.*	1,842	83,424
Phreesia, Inc.*	5,327	164,018
Schrodinger, Inc.*(b)	4,858	168,864
Simulations Plus, Inc.	1,640	64,600
Tabula Rasa HealthCare, Inc.*(b)	2,410	13,737
		2,933,584
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc.*	6,039	79,050
Bally's Corp.*	3,500	126,070
Biglari Holdings, Inc., Class B*	87	11,956
BJ's Restaurants, Inc.*	2,415	77,449
Bloomin' Brands, Inc.*	9,500	233,795
Bluegreen Vacations Holding Corp.*	1,534	43,474
Brinker International, Inc.*	4,872	207,255
Carrols Restaurant Group, Inc.	3,583	9,459
Century Casinos, Inc.*	2,920	35,916
Cheesecake Factory, Inc. (The)*	4,945	211,597
Chuy's Holdings, Inc.*	2,134	69,568
Cracker Barrel Old Country Store, Inc.	2,544	341,583
Dave & Buster's Entertainment, Inc.*	4,636	200,924
Del Taco Restaurants, Inc.	3,202	39,961
Denny's Corp.*	6,639	105,029
Dine Brands Global, Inc.	1,749	146,636
Drive Shack, Inc.*(b)	8,858	11,781
El Pollo Loco Holdings, Inc.*	2,042	27,097
Esports Technologies, Inc.*(b)	1,188	9,825
Everi Holdings, Inc.*	9,162	214,391
F45 Training Holdings, Inc.*(b)	2,197	33,790
Fiesta Restaurant Group, Inc.*	1,894	19,075
First Watch Restaurant Group, Inc.*	1,177	17,078
Full House Resorts, Inc.*	3,507	30,862
GAN Ltd.*	4,301	28,688
Golden Entertainment, Inc.*	1,843	104,922
Golden Nugget Online Gaming, Inc.*	4,277	36,782
Hall of Fame Resort & Entertainment Co.*	5,973	6,331
Hilton Grand Vacations, Inc.*	9,186	476,386
International Game Technology plc	10,730	328,553
Jack in the Box, Inc.	2,339	201,786
Krispy Kreme, Inc.(b)	2,408	35,903
Kura Sushi USA, Inc., Class A*	431	22,714
Life Time Group Holdings, Inc.*(b)	4,172	64,875
Lindblad Expeditions Holdings, Inc.*	3,291	58,349
Monarch Casino & Resort, Inc.*	1,409	109,761
Nathan's Famous, Inc.	304	17,678
NEOGAMES SA*	1,108	25,041
Noodles & Co.*	4,355	29,788
ONE Group Hospitality, Inc. (The)*	2,224	26,110
Papa John's International, Inc.	3,548	378,997
PlayAGS, Inc.*	2,946	24,658
Portillo's, Inc., Class A*(b)	2,523	63,226
RCI Hospitality Holdings, Inc.	896	58,168
Red Robin Gourmet Burgers, Inc.*	1,672	29,344
Red Rock Resorts, Inc., Class A	6,406	322,094
Rush Street Interactive, Inc.*	5,636	58,220
Ruth's Hospitality Group, Inc.	3,538	87,778
Scientific Games Corp.*	10,311	648,768
SeaWorld Entertainment, Inc.*	5,531	383,796
Shake Shack, Inc., Class A*	4,015	300,001
Target Hospitality Corp.*	2,673	8,420
Texas Roadhouse, Inc.	7,506	712,394
Wingstop, Inc.	3,201	465,265
Xponential Fitness, Inc., Class A*(b)	995	20,835
		7,439,252
Household Durables - 1.6%
Aterian, Inc.*(b)	2,783	8,321
Bassett Furniture Industries, Inc.	987	17,322
Beazer Homes USA, Inc.*	3,141	51,418
Cavco Industries, Inc.*	991	270,176
Century Communities, Inc.	3,221	205,242
Ethan Allen Interiors, Inc.	2,416	62,961
Flexsteel Industries, Inc.	702	15,156
GoPro, Inc., Class A*	13,804	118,714
Green Brick Partners, Inc.*(b)	3,301	76,550
Hamilton Beach Brands Holding Co., Class A	796	12,020
Helen of Troy Ltd.*	2,584	531,451
Hooker Furnishings Corp.	1,258	26,418
Hovnanian Enterprises, Inc., Class A*	556	53,443
Installed Building Products, Inc.	2,544	246,005
iRobot Corp.*(b)	2,878	178,896
KB Home	8,522	329,034
Landsea Homes Corp.*	1,152	7,523
La-Z-Boy, Inc.	4,716	137,613
Legacy Housing Corp.*	861	21,930
LGI Homes, Inc.*	2,316	292,117
Lifetime Brands, Inc.	1,359	17,803
Lovesac Co. (The)*	1,369	58,169
M/I Homes, Inc.*	3,065	151,074
MDC Holdings, Inc.	6,132	271,893
Meritage Homes Corp.*	3,963	390,673
Purple Innovation, Inc.*	6,176	37,179
Skyline Champion Corp.*	5,634	378,830
Snap One Holdings Corp.*(b)	1,445	28,380
Sonos, Inc.*(b)	12,895	353,194
Taylor Morrison Home Corp.*	12,831	378,514
Traeger, Inc.*(b)	2,421	23,895
Tri Pointe Homes, Inc.*	11,969	267,747
Tupperware Brands Corp.*	5,234	95,416
Universal Electronics, Inc.*	1,360	45,193
VOXX International Corp.*	1,670	17,919
Vuzix Corp.*(b)	6,292	35,613
Weber, Inc., Class A(b)	1,911	21,824
		5,235,626

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Household Products - 0.2%
Central Garden & Pet Co.*	1,057	50,038
Central Garden & Pet Co., Class A*	4,340	191,134
Energizer Holdings, Inc.	7,300	243,747
Oil-Dri Corp. of America	559	17,262
WD-40 Co.	1,465	310,419
		812,600
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class A	3,920	119,913
Clearway Energy, Inc., Class C, Class C	8,801	293,953
Ormat Technologies, Inc.(b)	4,861	346,832
Sunnova Energy International, Inc.*	9,244	186,267
		946,965
Insurance - 1.7%
Ambac Financial Group, Inc.*	4,878	62,585
American Equity Investment Life Holding Co.	8,872	334,386
American National Group, Inc.	799	151,035
AMERISAFE, Inc.	2,056	96,838
Argo Group International Holdings Ltd.	3,399	143,336
Bright Health Group, Inc.*(b)	5,691	18,894
BRP Group, Inc., Class A*	5,083	141,155
Citizens, Inc.*(b)	5,353	22,750
CNO Financial Group, Inc.	13,200	319,044
Crawford & Co., Class A	1,747	13,469
Donegal Group, Inc., Class A	1,586	21,665
eHealth, Inc.*	2,648	41,150
Employers Holdings, Inc.	2,999	116,541
Enstar Group Ltd.*	1,332	379,660
Genworth Financial, Inc., Class A*	54,372	220,750
Goosehead Insurance, Inc., Class A	1,938	168,567
Greenlight Capital Re Ltd., Class A*	2,818	20,261
HCI Group, Inc.	637	39,660
Heritage Insurance Holdings, Inc.	2,770	15,457
Horace Mann Educators Corp.	4,474	186,074
Investors Title Co.	138	26,434
James River Group Holdings Ltd.	3,928	104,485
Kinsale Capital Group, Inc.	2,307	483,916
Maiden Holdings Ltd.*	7,453	18,185
MBIA, Inc.*	5,140	78,385
MetroMile, Inc.*	10,327	13,218
National Western Life Group, Inc., Class A	276	58,885
NI Holdings, Inc.*	919	16,478
Palomar Holdings, Inc.*	2,635	169,773
ProAssurance Corp.	5,764	138,912
RLI Corp.	4,292	435,638
Safety Insurance Group, Inc.	1,552	129,499
Selective Insurance Group, Inc.	6,373	530,170
Selectquote, Inc.*	14,373	44,700
SiriusPoint Ltd.*	9,494	70,161
Stewart Information Services Corp.	2,862	194,272
Tiptree, Inc.	2,519	32,218
Trean Insurance Group, Inc.*	1,892	13,433
Trupanion, Inc.*	4,095	367,035
United Fire Group, Inc.	2,254	62,233
United Insurance Holdings Corp.	2,173	7,953
Universal Insurance Holdings, Inc.	2,908	33,616
		5,542,876
Interactive Media & Services - 0.5%
Cargurus, Inc.*	10,237	495,983
Cars.com, Inc.*	7,338	118,729
Eventbrite, Inc., Class A*(b)	8,198	123,872
EverQuote, Inc., Class A*	2,099	31,233
fuboTV, Inc.*(b)	14,489	123,881
Liberty TripAdvisor Holdings, Inc., Class A*	7,812	16,561
MediaAlpha, Inc., Class A*	2,274	32,655
Outbrain, Inc.*	887	11,566
QuinStreet, Inc.*	5,384	60,570
Society Pass, Inc.*	339	885
TrueCar, Inc.*	10,222	34,141
Yelp, Inc.*	7,674	260,072
Ziff Davis, Inc.*	4,661	468,897
		1,779,045
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	2,858	44,242
1stdibs.com, Inc.*(b)	723	7,917
aka Brands Holding Corp.*	1,024	7,711
CarParts.com, Inc.*	5,242	43,875
Duluth Holdings, Inc., Class B*	1,301	18,123
Groupon, Inc.*(b)	2,528	54,908
Lands' End, Inc.*	1,537	26,067
Liquidity Services, Inc.*	2,843	48,985
Lulu's Fashion Lounge Holdings, Inc.*	621	6,191
Overstock.com, Inc.*(b)	4,614	262,537
PetMed Express, Inc.	2,184	58,859
Porch Group, Inc.*	8,268	66,971
Quotient Technology, Inc.*	9,638	63,996
RealReal, Inc. (The)*	8,579	76,439
Rent the Runway, Inc., Class A*(b)	1,841	11,175
Revolve Group, Inc.*	3,859	183,032
Shutterstock, Inc.	2,509	227,140
Stitch Fix, Inc., Class A*	8,732	109,587
Xometry, Inc., Class A*(b)	864	42,258
		1,360,013
IT Services - 1.3%
BigCommerce Holdings, Inc., Series 1*	5,189	134,395
BM Technologies, Inc.*(b)	409	3,902
Brightcove, Inc.*	4,374	32,718
Cantaloupe, Inc.*	6,248	48,547
Cass Information Systems, Inc.	1,485	58,776
Conduent, Inc.*	17,966	87,494
CSG Systems International, Inc.	3,489	215,341
DigitalOcean Holdings, Inc.*(b)	5,441	322,760
EVERTEC, Inc.	6,496	262,179
Evo Payments, Inc., Class A*	5,080	122,479
ExlService Holdings, Inc.*	3,522	425,422
Flywire Corp.*	6,756	182,817
GreenBox POS*(b)	1,959	6,661
Grid Dynamics Holdings, Inc.*	4,887	59,377
Hackett Group, Inc. (The)	2,633	54,556
I3 Verticals, Inc., Class A*	2,293	60,535
IBEX Holdings Ltd.*	608	9,588
International Money Express, Inc.*	3,470	55,728
Limelight Networks, Inc.*	13,398	52,386
LiveRamp Holdings, Inc.*	7,084	305,745
Maximus, Inc.	6,578	518,741
MoneyGram International, Inc.*	9,602	103,126
Paya Holdings, Inc.*	9,194	59,301
Perficient, Inc.*	3,489	355,529

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Priority Technology Holdings, Inc.*	1,091	5,739
Rackspace Technology, Inc.*	5,846	65,066
Remitly Global, Inc.*(b)	1,316	14,410
Repay Holdings Corp.*	9,303	160,663
StarTek, Inc.*	1,805	7,906
TTEC Holdings, Inc.	1,983	157,649
Tucows, Inc., Class A*	1,044	70,136
Unisys Corp.*	7,035	150,338
Verra Mobility Corp.*(b)	15,424	259,123
		4,429,133
Leisure Products - 0.4%
Acushnet Holdings Corp.	3,676	161,009
American Outdoor Brands, Inc.*	1,512	23,632
AMMO, Inc.*(b)	9,354	44,057
Callaway Golf Co.*	12,416	307,172
Clarus Corp.	2,832	64,485
Escalade, Inc.	1,063	14,085
Genius Brands International, Inc.*(b)	30,263	26,870
Johnson Outdoors, Inc., Class A	561	46,266
Latham Group, Inc.*(b)	3,421	59,833
Malibu Boats, Inc., Class A*	2,223	154,876
Marine Products Corp.	873	10,555
MasterCraft Boat Holdings, Inc.*	2,015	57,710
Nautilus, Inc.*	3,233	15,745
Smith & Wesson Brands, Inc.	5,139	90,600
Solo Brands, Inc., Class A*(b)	1,257	13,274
Sturm Ruger & Co., Inc.	1,843	133,452
Vista Outdoor, Inc.*	6,171	224,933
		1,448,554
Life Sciences Tools & Services - 0.6%
Absci Corp.*(b)	1,489	13,952
Akoya Biosciences, Inc.*	1,438	15,933
Alpha Teknova, Inc.*	746	12,682
Berkeley Lights, Inc.*	5,205	39,922
Bionano Genomics, Inc.*(b)	31,285	66,950
ChromaDex Corp.*	5,026	13,721
Codex DNA, Inc.*(b)	831	8,476
Codexis, Inc.*	6,454	128,628
Cytek Biosciences, Inc.*	1,722	23,488
Fluidigm Corp.*	8,168	30,058
Harvard Bioscience, Inc.*	4,213	22,750
Inotiv, Inc.*	1,586	41,918
IsoPlexis Corp.*(b)	902	4,366
MaxCyte, Inc.*(b)	10,289	71,612
Medpace Holdings, Inc.*	3,109	475,584
NanoString Technologies, Inc.*	4,865	172,513
NeoGenomics, Inc.*	12,159	260,324
Pacific Biosciences of California, Inc.*	20,851	248,544
Personalis, Inc.*	3,862	40,551
Quanterix Corp.*	3,310	111,679
Rapid Micro Biosystems, Inc., Class A*	885	6,186
Seer, Inc.*(b)	4,463	68,373
Singular Genomics Systems, Inc.*	1,290	10,617
		1,888,827
Machinery - 3.2%
AgEagle Aerial Systems, Inc.*(b)	7,275	8,512
Alamo Group, Inc.	1,066	148,291
Albany International Corp., Class A	3,301	289,894
Altra Industrial Motion Corp.	6,947	295,039
Astec Industries, Inc.	2,431	121,064
Barnes Group, Inc.	5,077	235,827
Blue Bird Corp.*	1,693	36,078
Chart Industries, Inc.*	3,916	565,470
CIRCOR International, Inc.*	1,975	53,207
Columbus McKinnon Corp.	2,986	136,281
Commercial Vehicle Group, Inc.*	3,437	27,462
Desktop Metal, Inc., Class A*	20,082	83,541
Douglas Dynamics, Inc.	2,422	88,984
Energy Recovery, Inc.*	4,459	84,721
Enerpac Tool Group Corp.	6,480	111,780
EnPro Industries, Inc.	2,214	244,514
ESCO Technologies, Inc.	2,743	190,831
Evoqua Water Technologies Corp.*	12,410	529,411
Federal Signal Corp.	6,462	233,343
Franklin Electric Co., Inc.	4,972	420,432
Gorman-Rupp Co. (The)	2,432	90,616
Greenbrier Cos., Inc. (The)	3,418	151,862
Helios Technologies, Inc.	3,469	272,004
Hillenbrand, Inc.	7,823	373,235
Hydrofarm Holdings Group, Inc.*	4,175	84,544
Hyliion Holdings Corp.*(b)	12,570	54,302
Hyster-Yale Materials Handling, Inc.	1,072	41,036
Ideanomics, Inc.*(b)	47,138	49,495
John Bean Technologies Corp.	3,366	381,603
Kadant, Inc.	1,236	243,925
Kennametal, Inc.	8,966	284,312
Lindsay Corp.	1,169	153,385
Luxfer Holdings plc	2,954	51,459
Manitowoc Co., Inc. (The)*	3,681	60,847
Mayville Engineering Co., Inc.*	960	9,926
Meritor, Inc.*	7,276	259,098
Miller Industries, Inc.	1,189	36,835
Mueller Industries, Inc.	6,024	343,669
Mueller Water Products, Inc., Class A	16,905	214,525
Nikola Corp.*(b)	24,501	193,558
NN, Inc.*	4,575	11,849
Omega Flex, Inc.	333	48,368
Park-Ohio Holdings Corp.	912	14,492
Proto Labs, Inc.*	2,984	167,790
RBC Bearings, Inc.*(b)	2,998	581,162
REV Group, Inc.	3,054	41,290
Shyft Group, Inc. (The)	3,713	150,042
SPX Corp.*	4,703	238,442
SPX FLOW, Inc.	4,458	382,898
Standex International Corp.	1,282	135,802
Tennant Co.	1,980	155,984
Terex Corp.	7,349	303,367
Titan International, Inc.*	5,477	61,342
Trinity Industries, Inc.	8,286	239,134
Wabash National Corp.	5,298	90,278
Watts Water Technologies, Inc., Class A	2,950	424,653
Welbilt, Inc.*	14,020	331,433
		10,633,244
Marine - 0.2%
Costamare, Inc.	5,660	76,410
Eagle Bulk Shipping, Inc.	958	50,515
Genco Shipping & Trading Ltd.	3,445	66,420
Matson, Inc.(b)	4,465	494,588
Safe Bulkers, Inc.*	6,794	28,399
		716,332

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

Media - 0.9%
Advantage Solutions, Inc.*(b)	8,191	64,463
AMC Networks, Inc., Class A*	3,120	129,324
Audacy, Inc.*	12,650	39,215
Boston Omaha Corp., Class A*	2,185	61,158
Cardlytics, Inc.*(b)	3,471	201,318
Clear Channel Outdoor Holdings, Inc.*	38,943	145,647
comScore, Inc.*	7,507	19,668
Daily Journal Corp.*	128	41,390
Digital Media Solutions, Inc.*(b)	348	1,190
Emerald Holding, Inc.*	2,526	9,043
Entravision Communications Corp., Class A	6,452	41,293
EW Scripps Co. (The), Class A*	6,146	136,810
Fluent, Inc.*	4,648	6,600
Gannett Co., Inc.*	15,088	74,837
Gray Television, Inc.	9,164	214,713
Hemisphere Media Group, Inc.*	1,736	9,288
iHeartMedia, Inc., Class A*	12,009	257,593
Integral Ad Science Holding Corp.*	1,857	34,744
John Wiley & Sons, Inc., Class A	4,626	232,734
Magnite, Inc.*	13,930	203,099
National CineMedia, Inc.	6,444	19,139
Scholastic Corp.	2,827	118,960
Sinclair Broadcast Group, Inc., Class A	4,926	147,780
Stagwell, Inc.*	6,612	50,119
TechTarget, Inc.*	2,801	219,542
TEGNA, Inc.	23,718	543,617
Thryv Holdings, Inc.*	822	24,989
WideOpenWest, Inc.*	5,620	95,484
		3,143,757
Metals & Mining - 1.2%
Allegheny Technologies, Inc.*	13,650	351,351
Arconic Corp.*	11,458	351,761
Carpenter Technology Corp.(b)	5,110	196,173
Century Aluminum Co.*	5,509	130,123
Coeur Mining, Inc.*	27,442	118,001
Commercial Metals Co.	12,881	496,563
Compass Minerals International, Inc.	3,667	214,959
Constellium SE*	13,345	259,293
Gatos Silver, Inc.*	4,974	16,762
Haynes International, Inc.	1,341	49,027
Hecla Mining Co.	56,956	328,067
Kaiser Aluminum Corp.	1,694	163,471
Materion Corp.	2,184	182,473
MP Materials Corp.*	8,136	371,164
Novagold Resources, Inc.*	25,435	177,536
Olympic Steel, Inc.	1,005	26,904
Perpetua Resources Corp.*	3,483	12,539
PolyMet Mining Corp.*	3,095	8,418
Ryerson Holding Corp.	1,762	46,023
Schnitzer Steel Industries, Inc., Class A	2,780	135,247
SunCoke Energy, Inc.	8,915	70,696
TimkenSteel Corp.*	4,925	88,798
Warrior Met Coal, Inc.	5,521	173,911
Worthington Industries, Inc.	3,543	202,022
		4,171,282
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AFC Gamma, Inc.	1,331	26,287
Angel Oak Mortgage, Inc.(b)	778	12,635
Apollo Commercial Real Estate Finance, Inc.	15,047	196,363
Arbor Realty Trust, Inc.	15,435	277,830
Ares Commercial Real Estate Corp.	4,694	68,767
ARMOUR Residential REIT, Inc.(b)	9,545	77,601
Blackstone Mortgage Trust, Inc., Class A	16,870	536,129
BrightSpire Capital, Inc.	9,052	80,201
Broadmark Realty Capital, Inc.	13,775	119,291
Chimera Investment Corp.	25,289	307,767
Dynex Capital, Inc.(b)	3,872	59,513
Ellington Financial, Inc.(b)	5,772	101,991
Franklin BSP Realty Trust, Inc.	3,860	50,952
Granite Point Mortgage Trust, Inc.	5,730	64,291
Great Ajax Corp.	2,327	26,505
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,224	389,324
Invesco Mortgage Capital, Inc.	33,672	73,405
KKR Real Estate Finance Trust, Inc.	3,791	81,393
Ladder Capital Corp.	12,186	139,652
MFA Financial, Inc.	47,474	192,744
New York Mortgage Trust, Inc.	40,713	142,903
Orchid Island Capital, Inc.(b)	14,574	47,948
PennyMac Mortgage Investment Trust	10,510	163,956
Ready Capital Corp.	6,410	95,188
Redwood Trust, Inc.	12,300	127,797
TPG RE Finance Trust, Inc.	6,438	76,226
Two Harbors Investment Corp.	36,900	186,714
		3,723,373
Multiline Retail - 0.4%
Big Lots, Inc.	3,457	120,165
Dillard's, Inc., Class A	626	156,945
Franchise Group, Inc.	3,038	128,052
Macy's, Inc.	33,698	873,452
		1,278,614
Multi-Utilities - 0.4%
Avista Corp.	7,592	338,831
Black Hills Corp.	6,863	480,341
NorthWestern Corp.	5,666	342,680
Unitil Corp.	1,675	84,571
		1,246,423
Oil, Gas & Consumable Fuels - 4.1%
Aemetis, Inc.*(b)	2,899	37,165
Alto Ingredients, Inc.*	7,667	44,699
Antero Resources Corp.*	30,685	703,607
Arch Resources, Inc.(b)	1,620	193,379
Berry Corp.	7,232	72,320
Brigham Minerals, Inc., Class A	4,680	106,610
California Resources Corp.	8,695	358,495
Callon Petroleum Co.*	5,105	287,718
Centennial Resource Development, Inc., Class A*(b)	19,756	173,458
Centrus Energy Corp., Class A*	1,040	47,081
Chesapeake Energy Corp.	11,260	869,835
Civitas Resources, Inc.	4,661	235,241
Clean Energy Fuels Corp.*(b)	16,635	120,936
CNX Resources Corp.*	22,480	367,323
Comstock Resources, Inc.*	9,826	81,556
CONSOL Energy, Inc.*	3,672	112,877
Crescent Energy, Inc., Class A(b)	3,151	47,738

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
CVR Energy, Inc.	3,172	55,161
Delek US Holdings, Inc.*	7,041	121,315
Denbury, Inc.*	5,417	393,599
DHT Holdings, Inc.	15,201	95,614
Dorian LPG Ltd.	3,337	45,984
Earthstone Energy, Inc., Class A*	2,717	35,321
Energy Fuels, Inc.*(b)	16,582	135,475
Equitrans Midstream Corp.(b)	43,856	281,117
Falcon Minerals Corp.	4,219	24,217
Frontline Ltd.*(b)	12,809	120,533
Gevo, Inc.*	21,361	75,832
Golar LNG Ltd.*	10,852	188,825
Green Plains, Inc.*	5,120	167,629
HighPeak Energy, Inc.(b)	549	11,606
International Seaways, Inc.(b)	4,931	90,188
Kinetik Holdings, Inc.(b)	351	23,868
Kosmos Energy Ltd.*	48,114	233,834
Laredo Petroleum, Inc.*	1,350	103,356
Magnolia Oil & Gas Corp., Class A(b)	15,465	345,643
Matador Resources Co.	11,872	588,851
Murphy Oil Corp.(b)	15,734	545,498
Nordic American Tankers Ltd.(b)	18,029	43,630
Northern Oil and Gas, Inc.	5,613	140,774
Oasis Petroleum, Inc.	2,126	281,716
Ovintiv, Inc.	28,125	1,289,531
Par Pacific Holdings, Inc.*	4,800	65,280
PBF Energy, Inc., Class A*	10,329	171,668
PDC Energy, Inc.	10,470	675,524
Peabody Energy Corp.*	9,544	165,493
Range Resources Corp.*	25,638	588,392
Ranger Oil Corp.*	2,276	76,838
Renewable Energy Group, Inc.*	4,800	295,200
REX American Resources Corp.*	569	53,748
Riley Exploration Permian, Inc.(b)	266	8,911
Scorpio Tankers, Inc.	5,229	90,932
SFL Corp. Ltd.	13,298	132,315
SM Energy Co.	12,867	456,907
Southwestern Energy Co.*	108,978	543,800
Talos Energy, Inc.*	3,958	62,180
Teekay Corp.*	7,447	25,096
Teekay Tankers Ltd., Class A*	2,557	36,540
Tellurian, Inc.*	39,744	151,425
Uranium Energy Corp.*(b)	27,474	109,621
Ur-Energy, Inc.*(b)	19,401	28,713
W&T Offshore, Inc.*	10,063	48,906
Whiting Petroleum Corp.	4,223	311,869
World Fuel Services Corp.	6,689	189,566
		13,588,079
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,767	50,943
Glatfelter Corp.	4,696	64,523
Neenah, Inc.	1,808	70,421
Schweitzer-Mauduit International, Inc.	3,357	104,805
Verso Corp., Class A	2,860	75,819
		366,511
Personal Products - 0.5%
Beauty Health Co. (The)*	9,232	178,916
BellRing Brands, Inc., Class A*	4,270	109,184
Edgewell Personal Care Co.	5,825	207,836
elf Beauty, Inc.*	5,167	136,564
Honest Co., Inc. (The)*	9,122	52,725
Inter Parfums, Inc.	1,921	178,422
Medifast, Inc.	1,234	229,524
Nature's Sunshine Products, Inc.	1,271	22,281
NewAge, Inc.*(b)	14,424	9,762
Nu Skin Enterprises, Inc., Class A	5,330	247,259
Revlon, Inc., Class A*(b)	760	7,364
Thorne HealthTech, Inc.*	720	3,226
USANA Health Sciences, Inc.*	1,286	113,181
Veru, Inc.*(b)	6,907	38,610
		1,534,854
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc.*	24,276	13,247
Aclaris Therapeutics, Inc.*	5,469	81,488
Aerie Pharmaceuticals, Inc.*	4,539	37,674
Amneal Pharmaceuticals, Inc.*	10,691	48,430
Amphastar Pharmaceuticals, Inc.*	3,969	109,981
Ampio Pharmaceuticals, Inc.*(b)	20,892	10,444
Angion Biomedica Corp.*(b)	2,333	4,339
ANI Pharmaceuticals, Inc.*	1,173	43,929
Antares Pharma, Inc.*	17,897	62,639
Arvinas, Inc.*	5,051	327,355
Atea Pharmaceuticals, Inc.*	6,925	43,904
Athira Pharma, Inc.*(b)	3,459	31,684
Axsome Therapeutics, Inc.*(b)	2,975	83,627
BioDelivery Sciences International, Inc.*	9,986	55,722
Cara Therapeutics, Inc.*	4,764	49,403
Cassava Sciences, Inc.*(b)	4,103	174,419
Citius Pharmaceuticals, Inc.*(b)	12,175	18,749
Collegium Pharmaceutical, Inc.*	3,702	72,078
Corcept Therapeutics, Inc.*	10,262	228,740
CorMedix, Inc.*(b)	4,062	19,823
Cymabay Therapeutics, Inc.*	7,443	23,669
DICE Therapeutics, Inc.*	1,494	27,624
Durect Corp.*(b)	24,256	16,087
Edgewise Therapeutics, Inc.*(b)	4,148	48,905
Endo International plc*	24,578	76,438
Esperion Therapeutics, Inc.*	2,904	11,877
Evolus, Inc.*	3,561	32,583
EyePoint Pharmaceuticals, Inc.*(b)	2,265	22,537
Fulcrum Therapeutics, Inc.*	2,947	32,417
Harmony Biosciences Holdings, Inc.*	2,463	98,421
Ikena Oncology, Inc.*(b)	2,972	18,159
Innoviva, Inc.*	4,651	89,346
Intra-Cellular Therapies, Inc.*	8,459	469,305
Kala Pharmaceuticals, Inc.*(b)	5,185	3,432
Kaleido Biosciences, Inc.*(b)	2,077	3,095
KemPharm, Inc.*(b)	3,177	18,840
Landos Biopharma, Inc.*	502	1,069
Marinus Pharmaceuticals, Inc.*(b)	3,960	30,967
Mind Medicine MindMed, Inc.*(b)	37,307	45,515
NGM Biopharmaceuticals, Inc.*	3,379	50,212
Nuvation Bio, Inc.*	17,044	86,243
Ocular Therapeutix, Inc.*	8,220	45,868
Omeros Corp.*(b)	6,465	46,548
Oramed Pharmaceuticals, Inc.*(b)	3,250	33,475
Pacira BioSciences, Inc.*	4,736	315,844
Paratek Pharmaceuticals, Inc.*	5,251	18,484
Phathom Pharmaceuticals, Inc.*(b)	2,170	39,342
Phibro Animal Health Corp., Class A	2,193	46,711
Pliant Therapeutics, Inc.*	2,580	23,143
Prestige Consumer Healthcare, Inc.*	5,370	319,676

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Provention Bio, Inc.*(b)	5,946	37,281
Rain Therapeutics, Inc.*	1,705	10,196
Reata Pharmaceuticals, Inc., Class A*	2,947	96,485
Relmada Therapeutics, Inc.*	1,680	34,457
Revance Therapeutics, Inc.*	7,533	102,223
Seelos Therapeutics, Inc.*(b)	10,533	11,165
SIGA Technologies, Inc.*	5,173	31,038
Supernus Pharmaceuticals, Inc.*	5,268	168,313
Tarsus Pharmaceuticals, Inc.*	904	15,937
Terns Pharmaceuticals, Inc.*	1,470	4,880
TherapeuticsMD, Inc.*	41,804	9,999
Theravance Biopharma, Inc.*	6,432	64,770
Theseus Pharmaceuticals, Inc.*(b)	1,234	12,463
Ventyx Biosciences, Inc.*(b)	1,120	13,093
Verrica Pharmaceuticals, Inc.*(b)	1,405	11,774
WaVe Life Sciences Ltd.*	4,746	11,651
Zogenix, Inc.*	6,014	157,928
		4,407,160
Professional Services - 1.5%
Acacia Research Corp.*(b)	5,257	20,134
ASGN, Inc.*	5,457	604,581
Atlas Technical Consultants, Inc.*(b)	1,546	17,748
Barrett Business Services, Inc.	802	48,240
CBIZ, Inc.*	5,256	204,511
CRA International, Inc.	774	68,754
Exponent, Inc.	5,569	527,719
First Advantage Corp.*	5,903	95,334
Forrester Research, Inc.*	1,210	62,835
Franklin Covey Co.*	1,351	62,281
Heidrick & Struggles International, Inc.	2,075	88,706
HireQuest, Inc.(b)	545	10,224
HireRight Holdings Corp.*	2,405	31,433
Huron Consulting Group, Inc.*	2,328	114,840
ICF International, Inc.	1,984	175,822
Insperity, Inc.	3,908	351,525
KBR, Inc.	15,164	752,741
Kelly Services, Inc., Class A	3,776	80,127
Kforce, Inc.	2,172	163,291
Korn Ferry	5,781	383,049
ManTech International Corp., Class A	2,940	245,108
Mistras Group, Inc.*	2,142	14,287
Resources Connection, Inc.	3,418	56,739
Sterling Check Corp.*	1,775	37,382
TriNet Group, Inc.*	4,353	380,060
TrueBlue, Inc.*	3,748	101,946
Upwork, Inc.*	12,660	320,045
Willdan Group, Inc.*	1,194	38,566
		5,058,028
Real Estate Management & Development - 0.6%
Cushman & Wakefield plc*	14,891	326,411
Douglas Elliman, Inc.*	7,702	58,073
eXp World Holdings, Inc.	6,731	179,987
Fathom Holdings, Inc.*	660	8,468
Forestar Group, Inc.*	1,830	33,507
FRP Holdings, Inc.*	716	41,478
Kennedy-Wilson Holdings, Inc.	12,741	282,086
Marcus & Millichap, Inc.*	2,546	126,612
Newmark Group, Inc., Class A	16,022	283,269
Rafael Holdings, Inc., Class B*	1,045	3,292
RE/MAX Holdings, Inc., Class A	1,986	58,865
Realogy Holdings Corp.*	12,345	224,432
Redfin Corp.*(b)	11,109	240,288
RMR Group, Inc. (The), Class A	1,636	47,673
St Joe Co. (The)	3,573	193,049
Tejon Ranch Co.*	2,235	37,950
		2,145,440
Road & Rail - 0.8%
ArcBest Corp.	2,714	251,534
Avis Budget Group, Inc.*	4,432	813,006
Covenant Logistics Group, Inc.*	1,298	29,218
Daseke, Inc.*	4,305	54,028
Heartland Express, Inc.	5,051	72,532
HyreCar, Inc.*(b)	1,900	5,168
Marten Transport Ltd.	6,382	110,089
PAM Transportation Services, Inc.*	380	25,639
Saia, Inc.*	2,845	817,169
Universal Logistics Holdings, Inc.	821	15,706
US Xpress Enterprises, Inc., Class A*	2,885	13,098
Werner Enterprises, Inc.	6,618	287,618
Yellow Corp.*	5,398	48,636
		2,543,441
Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd.*	2,288	123,026
Ambarella, Inc.*	3,790	529,501
Amkor Technology, Inc.	10,946	248,146
Atomera, Inc.*(b)	2,176	34,925
Axcelis Technologies, Inc.*	3,571	247,185
AXT, Inc.*(b)	4,355	32,445
CEVA, Inc.*	2,416	98,500
CMC Materials, Inc.	3,045	564,634
Cohu, Inc.*	5,140	160,265
Diodes, Inc.*	4,680	419,281
FormFactor, Inc.*	8,339	337,646
Ichor Holdings Ltd.*	3,009	106,007
Impinj, Inc.*	2,030	139,562
Kopin Corp.*	8,320	21,965
Kulicke & Soffa Industries, Inc.(b)	6,566	343,008
Lattice Semiconductor Corp.*	14,553	911,309
MACOM Technology Solutions Holdings, Inc.*	5,224	313,962
MaxLinear, Inc.*	7,611	466,935
Meta Materials, Inc.*(b)	21,721	46,700
NeoPhotonics Corp.*	5,499	84,190
NVE Corp.	511	29,229
Onto Innovation, Inc.*	5,221	450,102
PDF Solutions, Inc.*	3,219	88,072
Photronics, Inc.*	6,376	117,446
Power Integrations, Inc.	6,475	582,750
Rambus, Inc.*	11,633	314,091
Semtech Corp.*	6,942	481,636
Silicon Laboratories, Inc.*	4,277	657,418
SiTime Corp.*	1,707	345,053
SkyWater Technology, Inc.*(b)	865	9,991
SMART Global Holdings, Inc.*(b)	3,757	103,130
SunPower Corp.*(b)	8,582	153,875
Synaptics, Inc.*	4,203	960,091
Ultra Clean Holdings, Inc.*	4,767	218,376
Veeco Instruments, Inc.*(b)	5,340	152,564
		9,893,016
Software - 4.7%
8x8, Inc.*	12,102	156,842

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
A10 Networks, Inc.	6,448	91,820
ACI Worldwide, Inc.*	12,652	424,095
Agilysys, Inc.*	2,279	95,786
Alarm.com Holdings, Inc.*(b)	5,070	333,758
Alkami Technology, Inc.*	3,049	48,052
Altair Engineering, Inc., Class A*	4,958	329,310
American Software, Inc., Class A	3,372	74,083
Appfolio, Inc., Class A*	2,044	231,258
Appian Corp.*	4,217	257,068
Arteris, Inc.*	540	8,062
Asana, Inc., Class A*	7,639	418,541
Avaya Holdings Corp.*	8,842	121,754
AvidXchange Holdings, Inc.*	2,714	26,136
Benefitfocus, Inc.*	2,677	26,984
Blackbaud, Inc.*	5,135	320,886
Blackline, Inc.*(b)	5,818	438,154
Bottomline Technologies DE, Inc.*	4,812	272,552
Box, Inc., Class A*	14,968	383,330
BTRS Holdings, Inc., Class A*	7,068	43,115
Cerence, Inc.*	4,057	146,498
ChannelAdvisor Corp.*	3,164	56,794
Cleanspark, Inc.*(b)	3,672	38,923
CommVault Systems, Inc.*	4,914	309,140
Consensus Cloud Solutions, Inc.*	1,724	95,958
CoreCard Corp.*(b)	779	25,099
Couchbase, Inc.*	1,055	22,229
CS Disco, Inc.*	823	31,093
Digimarc Corp.*(b)	1,366	41,158
Digital Turbine, Inc.*	9,737	472,050
Domo, Inc., Class B*	3,006	133,767
E2open Parent Holdings, Inc.*(b)	21,324	191,490
Ebix, Inc.	2,845	83,956
eGain Corp.*	2,215	26,115
Enfusion, Inc., Class A*(b)	2,332	38,688
EngageSmart, Inc.*	1,721	37,862
Envestnet, Inc.*	5,826	435,901
EverCommerce, Inc.*	1,782	21,348
GTY Technology Holdings, Inc.*	3,452	15,327
Instructure Holdings, Inc.*(b)	1,302	29,178
Intapp, Inc.*	1,120	25,827
InterDigital, Inc.	3,317	213,681
JFrog Ltd.*	5,675	140,570
Kaltura, Inc.*	1,866	4,180
LivePerson, Inc.*	7,051	142,994
Marathon Digital Holdings, Inc.*(b)	10,241	259,609
MeridianLink, Inc.*	1,356	26,550
MicroStrategy, Inc., Class A*(b)	907	401,801
Mimecast Ltd.*	6,530	519,331
Mitek Systems, Inc.*	4,595	68,282
Model N, Inc.*	3,808	93,639
Momentive Global, Inc.*	13,915	218,744
ON24, Inc.*	2,885	45,006
OneSpan, Inc.*	3,777	52,047
PagerDuty, Inc.*	8,805	297,785
Ping Identity Holding Corp.*	6,517	137,118
Progress Software Corp.	4,714	207,793
PROS Holdings, Inc.*	4,286	136,209
Q2 Holdings, Inc.*	5,862	381,323
Qualys, Inc.*	3,655	458,008
Rapid7, Inc.*	6,032	624,071
Rekor Systems, Inc.*(b)	3,627	17,156
Rimini Street, Inc.*	4,791	21,703
Riot Blockchain, Inc.*(b)	9,553	164,598
Sailpoint Technologies Holdings, Inc.*	9,812	405,922
Sapiens International Corp. NV	3,317	89,526
SecureWorks Corp., Class A*	1,070	16,446
ShotSpotter, Inc.*	908	23,317
Smith Micro Software, Inc.*	4,940	20,550
Sprout Social, Inc., Class A*	4,849	315,718
SPS Commerce, Inc.*	3,870	502,519
Stronghold Digital Mining, Inc., Class A*	790	9,962
Sumo Logic, Inc.*	9,401	113,188
Telos Corp.*	4,281	48,889
Tenable Holdings, Inc.*	9,900	548,064
Upland Software, Inc.*	3,098	58,428
Varonis Systems, Inc.*	11,483	500,659
Verint Systems, Inc.*	6,910	347,089
Veritone, Inc.*(b)	3,046	51,295
Viant Technology, Inc., Class A*	1,242	10,222
VirnetX Holding Corp.*	6,801	12,378
Vonage Holdings Corp.*	25,919	526,674
Weave Communications, Inc.*(b)	502	5,045
Workiva, Inc.*	4,592	483,538
Xperi Holding Corp.	11,256	194,954
Yext, Inc.*	12,075	89,597
Zuora, Inc., Class A*	11,954	181,462
		15,567,627
Specialty Retail - 2.0%
Aaron's Co., Inc. (The)	3,350	70,316
Abercrombie & Fitch Co., Class A*	6,283	239,257
Academy Sports & Outdoors, Inc.*	8,338	269,901
American Eagle Outfitters, Inc.	16,323	344,089
America's Car-Mart, Inc.*	644	61,940
Arko Corp.*(b)	12,979	108,375
Asbury Automotive Group, Inc.*	2,484	482,169
Barnes & Noble Education, Inc.*	4,844	26,545
Bed Bath & Beyond, Inc.*	10,914	184,337
Big 5 Sporting Goods Corp.(b)	2,233	36,978
Boot Barn Holdings, Inc.*	3,138	273,069
Buckle, Inc. (The)	3,192	114,912
Caleres, Inc.	3,954	82,085
Camping World Holdings, Inc., Class A	4,477	137,489
CarLotz, Inc.*(b)	7,674	15,501
Cato Corp. (The), Class A	2,121	37,330
Chico's FAS, Inc.*	12,898	60,621
Children's Place, Inc. (The)*	1,509	95,007
Citi Trends, Inc.*	921	34,363
Conn's, Inc.*	1,916	35,139
Container Store Group, Inc. (The)*	3,407	30,084
Designer Brands, Inc., Class A*	6,449	84,159
Genesco, Inc.*	1,590	101,998
Group 1 Automotive, Inc.	1,885	342,938
GrowGeneration Corp.*	5,936	49,922
Guess?, Inc.	4,317	94,542
Haverty Furniture Cos., Inc.	1,748	49,661
Hibbett, Inc.	1,596	71,948
JOANN, Inc.(b)	1,231	14,009
Kirkland's, Inc.*	1,418	19,625
Lazydays Holdings, Inc.*	822	14,985
LL Flooring Holdings, Inc.*	3,071	49,320
MarineMax, Inc.*	2,263	103,555
Monro, Inc.	3,560	166,181
Murphy USA, Inc.	2,592	468,478
National Vision Holdings, Inc.*	8,760	321,229

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
ODP Corp. (The)*	4,947	217,668
OneWater Marine, Inc., Class A(b)	1,101	55,942
Party City Holdco, Inc.*	11,850	51,311
Rent-A-Center, Inc.	7,062	200,631
Sally Beauty Holdings, Inc.*	12,086	208,846
Shift Technologies, Inc.*(b)	6,677	13,488
Shoe Carnival, Inc.	1,894	55,229
Signet Jewelers Ltd.	5,672	399,876
Sleep Number Corp.*	2,374	155,972
Sonic Automotive, Inc., Class A	2,320	124,607
Sportsman's Warehouse Holdings, Inc.*	4,667	53,250
Tilly's, Inc., Class A	2,430	30,861
Torrid Holdings, Inc.*(b)	1,369	11,979
TravelCenters of America, Inc.*	1,339	56,546
Urban Outfitters, Inc.*	7,355	202,336
Winmark Corp.	370	83,701
Zumiez, Inc.*	2,292	101,971
		6,716,271
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	13,313	237,238
Avid Technology, Inc.*	3,878	122,002
Corsair Gaming, Inc.*	2,934	67,717
Diebold Nixdorf, Inc.*	7,717	67,138
Eastman Kodak Co.*(b)	4,811	22,948
Quantum Corp.*	6,265	16,289
Super Micro Computer, Inc.*	4,690	184,270
Turtle Beach Corp.*	1,631	38,769
		756,371
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	6,253	523,564
Fossil Group, Inc.*	5,127	69,317
G-III Apparel Group Ltd.*	4,733	131,293
Kontoor Brands, Inc.	5,562	275,542
Movado Group, Inc.	1,677	66,107
Oxford Industries, Inc.	1,723	152,296
PLBY Group, Inc.*(b)	3,090	49,193
Rocky Brands, Inc.	735	28,327
Steven Madden Ltd.	8,650	369,009
Superior Group of Cos., Inc.	1,259	25,810
Unifi, Inc.*	1,498	28,117
Vera Bradley, Inc.*	2,790	21,092
Wolverine World Wide, Inc.	8,723	200,891
		1,940,558
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc.*	6,118	334,899
Blue Foundry Bancorp*	3,005	41,740
Bridgewater Bancshares, Inc.*	2,257	37,985
Capitol Federal Financial, Inc.	13,936	152,181
Columbia Financial, Inc.*	4,217	89,569
Enact Holdings, Inc.	1,586	32,989
Essent Group Ltd.	11,624	513,548
Federal Agricultural Mortgage Corp., Class C	980	121,226
Finance of America Cos., Inc., Class A*(b)	1,983	6,425
Flagstar Bancorp, Inc.	5,591	254,838
FS Bancorp, Inc.	766	24,527
Hingham Institution For Savings (The)	155	55,775
Home Bancorp, Inc.	802	31,446
Home Point Capital, Inc.(b)	784	2,587
Kearny Financial Corp.	7,275	96,103
Luther Burbank Corp.	1,658	21,455
Merchants Bancorp	1,585	45,886
Mr Cooper Group, Inc.*	6,634	337,206
NMI Holdings, Inc., Class A*	9,004	208,353
Northfield Bancorp, Inc.	4,719	74,088
Ocwen Financial Corp.*	876	25,080
PCSB Financial Corp.	1,379	25,691
PennyMac Financial Services, Inc.	3,355	193,751
Pioneer Bancorp, Inc.*	1,247	13,168
Provident Bancorp, Inc.	1,647	26,945
Provident Financial Services, Inc.	8,141	193,186
Radian Group, Inc.	19,325	461,868
Security National Financial Corp., Class A*	1	10
Southern Missouri Bancorp, Inc.	819	43,882
TrustCo Bank Corp.	2,025	69,194
Velocity Financial, Inc.*	964	12,330
Walker & Dunlop, Inc.	3,137	434,004
Washington Federal, Inc.	6,964	247,779
Waterstone Financial, Inc.	2,293	44,805
WSFS Financial Corp.	6,948	353,167
		4,627,686
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	17,264	40,398
Turning Point Brands, Inc.	1,562	52,358
Universal Corp.	2,592	140,253
Vector Group Ltd.	15,402	172,657
		405,666
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc.*	2,026	25,548
Applied Industrial Technologies, Inc.	4,119	416,431
Beacon Roofing Supply, Inc.*	5,985	357,245
BlueLinx Holdings, Inc.*	988	88,307
Boise Cascade Co.	4,213	336,787
Custom Truck One Source, Inc.*	4,947	38,883
DXP Enterprises, Inc.*	1,854	53,228
EVI Industries, Inc.*(b)	613	12,665
GATX Corp.	3,788	403,914
Global Industrial Co.	1,365	43,380
GMS, Inc.*	4,584	248,682
H&E Equipment Services, Inc.	3,449	144,030
Herc Holdings, Inc.	2,664	423,896
Karat Packaging, Inc.*	481	7,816
Lawson Products, Inc.*	510	21,680
McGrath RentCorp	2,589	210,434
MRC Global, Inc.*	8,629	87,153
NOW, Inc.*	11,822	110,418
Rush Enterprises, Inc., Class A	4,538	235,704
Rush Enterprises, Inc., Class B	689	33,768
Textainer Group Holdings Ltd.	5,053	179,432
Titan Machinery, Inc.*	2,078	58,870
Transcat, Inc.*	758	59,473
Triton International Ltd.	7,159	470,203
Veritiv Corp.*	1,538	164,827
WESCO International, Inc.*	4,776	581,382
Willis Lease Finance Corp.*	310	10,838
		4,824,994
Water Utilities - 0.4%
American States Water Co.	3,957	333,021
Artesian Resources Corp., Class A	872	40,531
Cadiz, Inc.*	2,297	5,972
California Water Service Group	5,638	320,971

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Global Water Resources, Inc.	1,355	20,664
Middlesex Water Co.	1,851	185,082
Pure Cycle Corp.*	2,065	24,470
SJW Group	2,968	193,573
York Water Co. (The)	1,397	62,683
		1,186,967
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*(b)	6,338	90,253
Shenandoah Telecommunications Co.	5,183	115,840
Telephone and Data Systems, Inc.	10,838	188,039
United States Cellular Corp.*	1,644	45,227
		439,359
TOTAL COMMON STOCKS (Cost $354,387,071)		289,131,606

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(f)	1,074	537
TOTAL RIGHTS (Cost $2,658)		537

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 2.2%

INVESTMENT COMPANIES - 2.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $7,262,325)	7,262,325	7,262,325

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 15.8%

REPURCHASE AGREEMENTS(h) - 15.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $52,954,423
(Cost $52,954,370)	52,954,370	52,954,370

Total Investments - 104.4% (Cost $414,606,424)		349,348,838
Liabilities in excess of other assets - (4.4%)		(14,866,568)
Net Assets - 100.0%		334,482,270

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $136,078,138.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $11,059,959, collateralized in the form of cash with a value of $7,262,325 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,069,139 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 3, 2022 – November 15, 2051. The total value of collateral is $11,331,464.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of February 28, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2022 amounted to $537, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at February 28, 2022. The total value of securities purchased was $7,262,325.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	437	3/18/2022	USD	$44,672,325	$1,135,038

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
84,948,629	5/8/2023	Bank of America NA	0.38%	Russell 2000® Index	(21,276,851)
43,841,414	5/8/2023	BNP Paribas SA	0.23%	Russell 2000® Index	(21,838,168)
169,837,863	4/10/2023	Citibank NA	0.37%	Russell 2000® Index	(35,699,568)
36,105,779	11/7/2022	Credit Suisse International	0.53%	Russell 2000® Index	(4,647,069)
115,987,433	3/7/2023	Goldman Sachs International	0.48%	Russell 2000® Index	(33,024,807)
74,966,238	11/6/2023	Morgan Stanley & Co. International plc	0.53%	Russell 2000® Index	(6,186,263)
123,016,478	3/7/2023	Societe Generale	0.43%	Russell 2000® Index	(10,588,060)
21,201,828	3/7/2023	UBS AG	0.08%	Russell 2000® Index	(5,592,221)
669,905,662					(138,853,007)
				Total Unrealized Depreciation	(138,853,007)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.3%

Aerospace & Defense - 1.6%
Boeing Co. (The)*	41,186	8,457,133
General Dynamics Corp.	17,281	4,051,531
Howmet Aerospace, Inc.	28,661	1,029,503
Huntington Ingalls Industries, Inc.	2,995	612,178
L3Harris Technologies, Inc.	14,622	3,689,277
Lockheed Martin Corp.	18,299	7,938,106
Northrop Grumman Corp.	11,105	4,909,965
Raytheon Technologies Corp.	111,579	11,459,163
Textron, Inc.	16,425	1,201,160
TransDigm Group, Inc.*	3,905	2,603,034
		45,951,050
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	9,702	937,989
Expeditors International of Washington, Inc.	12,624	1,304,817
FedEx Corp.	18,223	4,050,426
United Parcel Service, Inc., Class B	54,372	11,440,956
		17,734,188
Airlines - 0.2%
Alaska Air Group, Inc.*	9,345	524,628
American Airlines Group, Inc.*(b)	48,274	832,727
Delta Air Lines, Inc.*	47,724	1,905,142
Southwest Airlines Co.*	44,130	1,932,894
United Airlines Holdings, Inc.*	24,143	1,071,949
		6,267,340
Auto Components - 0.1%
Aptiv plc*	20,167	2,610,416
BorgWarner, Inc.	17,875	733,054
		3,343,470
Automobiles - 2.1%
Ford Motor Co.	292,643	5,138,811
General Motors Co.*	108,251	5,057,487
Tesla, Inc.*	60,651	52,792,450
		62,988,748
Banks - 4.0%
Bank of America Corp.	536,872	23,729,742
Citigroup, Inc.	147,932	8,762,012
Citizens Financial Group, Inc.	31,773	1,665,541
Comerica, Inc.	9,775	933,415
Fifth Third Bancorp	50,980	2,438,883
First Republic Bank	13,376	2,317,526
Huntington Bancshares, Inc.	107,833	1,673,568
JPMorgan Chase & Co.	220,324	31,241,943
KeyCorp	69,407	1,740,033
M&T Bank Corp.	9,600	1,749,408
People's United Financial, Inc.	31,918	672,831
PNC Financial Services Group, Inc. (The)	31,496	6,275,578
Regions Financial Corp.	71,074	1,719,280
Signature Bank	4,513	1,556,489
SVB Financial Group*	4,372	2,649,432
Truist Financial Corp.	99,536	6,193,130
US Bancorp	100,606	5,688,263
Wells Fargo & Co.	297,250	15,864,233
Zions Bancorp NA	11,658	826,436
		117,697,743
Beverages - 1.4%
Brown-Forman Corp., Class B	13,613	887,976
Coca-Cola Co. (The)	289,922	18,044,746
Constellation Brands, Inc., Class A	12,255	2,642,423
Molson Coors Beverage Co., Class B	14,051	733,181
Monster Beverage Corp.*	28,010	2,364,044
PepsiCo, Inc.	103,073	16,877,173
		41,549,543
Biotechnology - 1.7%
AbbVie, Inc.	131,811	19,477,712
Amgen, Inc.	41,999	9,511,934
Biogen, Inc.*	10,939	2,308,238
Gilead Sciences, Inc.	93,506	5,647,762
Incyte Corp.*	13,999	956,132
Moderna, Inc.*	26,290	4,038,144
Regeneron Pharmaceuticals, Inc.*	7,894	4,881,334
Vertex Pharmaceuticals, Inc.*	18,963	4,361,869
		51,183,125
Building Products - 0.4%
A O Smith Corp.	9,920	680,314
Allegion plc	6,686	765,681
Carrier Global Corp.	64,617	2,900,011
Fortune Brands Home & Security, Inc.	10,115	878,993
Johnson Controls International plc	52,838	3,432,356
Masco Corp.	18,199	1,019,872
Trane Technologies plc	17,703	2,725,023
		12,402,250
Capital Markets - 2.8%
Ameriprise Financial, Inc.	8,343	2,501,148
Bank of New York Mellon Corp. (The)	56,640	3,010,416
BlackRock, Inc.	10,658	7,928,380
Cboe Global Markets, Inc.	7,950	932,455
Charles Schwab Corp. (The)	112,100	9,467,966
CME Group, Inc.	26,790	6,336,639
FactSet Research Systems, Inc.	2,806	1,139,489
Franklin Resources, Inc.	20,942	622,606
Goldman Sachs Group, Inc. (The)	25,305	8,636,343
Intercontinental Exchange, Inc.	42,010	5,382,321
Invesco Ltd.	25,443	540,409
MarketAxess Holdings, Inc.	2,836	1,081,735
Moody's Corp.	12,056	3,882,394
Morgan Stanley	107,025	9,711,448
MSCI, Inc.	6,143	3,081,882
Nasdaq, Inc.	8,732	1,494,482
Northern Trust Corp.	15,470	1,762,033
Raymond James Financial, Inc.	13,797	1,512,841
S&P Global, Inc.	26,409	9,921,909
State Street Corp.	27,253	2,325,498
T. Rowe Price Group, Inc.	16,757	2,422,392
		83,694,786
Chemicals - 1.6%
Air Products and Chemicals, Inc.	16,496	3,898,005
Albemarle Corp.	8,728	1,709,728
Celanese Corp.	8,112	1,129,839
CF Industries Holdings, Inc.	15,990	1,298,228
Corteva, Inc.	54,349	2,827,778
Dow, Inc.	55,139	3,250,995
DuPont de Nemours, Inc.	38,615	2,987,643
Eastman Chemical Co.	10,012	1,186,122
Ecolab, Inc.	18,578	3,274,558
FMC Corp.	9,442	1,107,075
International Flavors & Fragrances, Inc.	18,994	2,526,202

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	38,212	11,205,287
LyondellBasell Industries NV, Class A	19,594	1,905,125
Mosaic Co. (The)	27,614	1,447,802
PPG Industries, Inc.	17,692	2,360,997
Sherwin-Williams Co. (The)	17,990	4,733,709
		46,849,093
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,548	2,457,595
Copart, Inc.*	15,897	1,953,423
Republic Services, Inc.	15,598	1,876,128
Rollins, Inc.	16,870	550,468
Waste Management, Inc.	28,689	4,142,692
		10,980,306
Communications Equipment - 0.8%
Arista Networks, Inc.*	16,722	2,052,291
Cisco Systems, Inc.	314,440	17,536,319
F5, Inc.*	4,488	901,415
Juniper Networks, Inc.	24,246	819,272
Motorola Solutions, Inc.	12,584	2,773,891
		24,083,188
Construction & Engineering - 0.0%(c)
Quanta Services, Inc.	10,634	1,158,468

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,648	1,763,451
Vulcan Materials Co.	9,888	1,794,178
		3,557,629
Consumer Finance - 0.6%
American Express Co.	46,783	9,101,165
Capital One Financial Corp.	31,734	4,863,870
Discover Financial Services	21,861	2,698,522
Synchrony Financial	40,798	1,745,338
		18,408,895
Containers & Packaging - 0.3%
Amcor plc	114,300	1,329,309
Avery Dennison Corp.	6,164	1,086,097
Ball Corp.	24,151	2,167,311
International Paper Co.	28,872	1,256,798
Packaging Corp. of America	7,079	1,041,958
Sealed Air Corp.	11,040	741,115
WestRock Co.	19,914	901,507
		8,524,095
Distributors - 0.1%
Genuine Parts Co.	10,627	1,298,194
LKQ Corp.	20,006	939,282
Pool Corp.	2,998	1,374,823
		3,612,299
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	136,527	43,886,604

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	532,383	12,612,153
Lumen Technologies, Inc.	68,708	711,815
Verizon Communications, Inc.	308,662	16,565,890
		29,889,858
Electric Utilities - 1.5%
Alliant Energy Corp.	18,659	1,089,686
American Electric Power Co., Inc.	37,548	3,403,726
Constellation Energy Corp.	24,306	1,117,590
Duke Energy Corp.	57,342	5,757,710
Edison International	28,323	1,796,245
Entergy Corp.	14,988	1,576,887
Evergy, Inc.	17,104	1,067,461
Eversource Energy	25,625	2,096,125
Exelon Corp.	72,935	3,104,113
FirstEnergy Corp.	40,582	1,698,357
NextEra Energy, Inc.	146,284	11,449,649
NRG Energy, Inc.	18,258	690,883
Pinnacle West Capital Corp.	8,411	595,751
PPL Corp.	55,974	1,464,839
Southern Co. (The)	79,010	5,117,478
Xcel Energy, Inc.	40,155	2,703,636
		44,730,136
Electrical Equipment - 0.5%
AMETEK, Inc.	17,249	2,238,748
Eaton Corp. plc	29,713	4,584,419
Emerson Electric Co.	44,559	4,140,422
Generac Holdings, Inc.*	4,704	1,483,971
Rockwell Automation, Inc.	8,652	2,306,450
		14,754,010
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	44,578	3,388,374
CDW Corp.	10,118	1,744,950
Corning, Inc.	57,259	2,313,264
IPG Photonics Corp.*	2,654	345,949
Keysight Technologies, Inc.*	13,728	2,160,375
TE Connectivity Ltd.	24,322	3,464,182
Teledyne Technologies, Inc.*	3,465	1,487,802
Trimble, Inc.*	18,710	1,305,023
Zebra Technologies Corp., Class A*	3,992	1,650,053
		17,859,972
Energy Equipment & Services - 0.3%
Baker Hughes Co.	65,173	1,914,783
Halliburton Co.	66,740	2,237,792
Schlumberger NV	104,560	4,102,934
		8,255,509
Entertainment - 1.5%
Activision Blizzard, Inc.	58,073	4,732,949
Electronic Arts, Inc.	21,090	2,743,598
Live Nation Entertainment, Inc.*(b)	10,063	1,215,812
Netflix, Inc.*	33,040	13,034,941
Take-Two Interactive Software, Inc.*	8,599	1,393,038
Walt Disney Co. (The)*	135,486	20,114,252
		43,234,590
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	10,517	1,991,920
American Tower Corp.	33,968	7,706,320
AvalonBay Communities, Inc.	10,417	2,485,392
Boston Properties, Inc.	10,607	1,297,342
Crown Castle International Corp.	32,199	5,364,031
Digital Realty Trust, Inc.	21,159	2,854,772
Duke Realty Corp.	28,382	1,504,246
Equinix, Inc.	6,712	4,763,708
Equity Residential	25,440	2,170,032
Essex Property Trust, Inc.	4,853	1,539,226
Extra Space Storage, Inc.	9,965	1,874,915
Federal Realty Investment Trust	5,209	612,474
Healthpeak Properties, Inc.	40,175	1,247,835
Host Hotels & Resorts, Inc.*	53,232	972,549
Iron Mountain, Inc.	21,587	1,061,649
Kimco Realty Corp.	45,973	1,081,745

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	8,584	1,756,372
Prologis, Inc.	55,116	8,038,669
Public Storage	11,386	4,042,258
Realty Income Corp.	42,183	2,787,874
Regency Centers Corp.	11,494	757,340
SBA Communications Corp.	8,105	2,458,976
Simon Property Group, Inc.	24,504	3,370,770
UDR, Inc.	21,672	1,189,143
Ventas, Inc.	29,757	1,606,878
Vornado Realty Trust	11,841	512,478
Welltower, Inc.	32,441	2,702,011
Weyerhaeuser Co.	55,842	2,171,137
		69,922,062
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	32,950	17,109,287
Kroger Co. (The)	50,462	2,361,622
Sysco Corp.	38,220	3,328,962
Walgreens Boots Alliance, Inc.	53,563	2,468,719
Walmart, Inc.	106,022	14,329,933
		39,598,523
Food Products - 0.9%
Archer-Daniels-Midland Co.	41,712	3,272,306
Campbell Soup Co.	15,093	678,732
Conagra Brands, Inc.	35,767	1,250,772
General Mills, Inc.	45,146	3,044,195
Hershey Co. (The)	10,829	2,190,273
Hormel Foods Corp.	21,037	1,002,203
J M Smucker Co. (The)	8,072	1,087,702
Kellogg Co.	19,073	1,219,528
Kraft Heinz Co. (The)	52,937	2,076,189
Lamb Weston Holdings, Inc.	10,881	722,825
McCormick & Co., Inc. (Non-Voting)	18,581	1,768,354
Mondelez International, Inc., Class A	103,989	6,809,200
Tyson Foods, Inc., Class A	21,981	2,036,759
		27,159,038
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	9,866	1,083,386

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	131,825	15,900,731
ABIOMED, Inc.*	3,387	1,052,476
Align Technology, Inc.*	5,460	2,792,572
Baxter International, Inc.	37,328	3,171,760
Becton Dickinson and Co.	21,401	5,805,663
Boston Scientific Corp.*	106,235	4,692,400
Cooper Cos., Inc. (The)(b)	3,671	1,501,512
DENTSPLY SIRONA, Inc.	16,300	882,482
Dexcom, Inc.*	7,223	2,989,672
Edwards Lifesciences Corp.*	46,543	5,230,037
Hologic, Inc.*	18,903	1,345,327
IDEXX Laboratories, Inc.*	6,322	3,365,517
Intuitive Surgical, Inc.*	26,609	7,725,391
Medtronic plc	100,338	10,534,487
ResMed, Inc.	10,854	2,678,224
STERIS plc	7,449	1,787,760
Stryker Corp.	25,038	6,593,757
Teleflex, Inc.	3,480	1,170,359
Zimmer Biomet Holdings, Inc.	15,568	1,980,094
		81,200,221
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	11,157	1,590,207
Anthem, Inc.	18,108	8,182,100
Cardinal Health, Inc.	21,009	1,134,696
Centene Corp.*	43,501	3,594,053
Cigna Corp.	24,702	5,873,642
CVS Health Corp.	98,417	10,200,922
DaVita, Inc.*	4,864	548,513
HCA Healthcare, Inc.	17,856	4,469,535
Henry Schein, Inc.*	10,346	893,687
Humana, Inc.	9,587	4,163,826
Laboratory Corp. of America Holdings*	7,129	1,933,813
McKesson Corp.	11,395	3,133,169
Quest Diagnostics, Inc.	9,126	1,197,970
UnitedHealth Group, Inc.	70,219	33,415,116
Universal Health Services, Inc., Class B	5,455	785,138
		81,116,387
Health Care Technology - 0.1%
Cerner Corp.	21,939	2,045,812

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.*	3,068	6,664,463
Caesars Entertainment, Inc.*	15,934	1,341,483
Carnival Corp.*(b)	59,975	1,219,292
Chipotle Mexican Grill, Inc.*	2,110	3,214,269
Darden Restaurants, Inc.	9,686	1,406,601
Domino's Pizza, Inc.	2,706	1,169,560
Expedia Group, Inc.*	10,877	2,133,088
Hilton Worldwide Holdings, Inc.*	20,787	3,094,353
Las Vegas Sands Corp.*	25,623	1,098,202
Marriott International, Inc., Class A*	20,383	3,467,964
McDonald's Corp.	55,706	13,635,158
MGM Resorts International	29,022	1,285,384
Norwegian Cruise Line Holdings Ltd.*	27,585	537,632
Penn National Gaming, Inc.*	12,401	636,791
Royal Caribbean Cruises Ltd.*	16,710	1,348,831
Starbucks Corp.	87,961	8,073,940
Wynn Resorts Ltd.*	7,856	679,701
Yum! Brands, Inc.	21,869	2,680,702
		53,687,414
Household Durables - 0.3%
DR Horton, Inc.	24,294	2,074,708
Garmin Ltd.	11,337	1,252,058
Lennar Corp., Class A	20,265	1,821,418
Mohawk Industries, Inc.*	4,100	577,198
Newell Brands, Inc.	28,235	670,581
NVR, Inc.*	258	1,279,278
PulteGroup, Inc.	18,879	937,531
Whirlpool Corp.	4,520	909,740
		9,522,512
Household Products - 1.3%
Church & Dwight Co., Inc.	18,205	1,781,360
Clorox Co. (The)	9,157	1,334,999
Colgate-Palmolive Co.	62,836	4,835,230
Kimberly-Clark Corp.	25,108	3,267,806
Procter & Gamble Co. (The)	180,444	28,129,415
		39,348,810

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	49,714	1,055,428

Industrial Conglomerates - 0.9%
3M Co.	42,969	6,387,342
General Electric Co.	81,897	7,821,982
Honeywell International, Inc.	51,345	9,742,714
Roper Technologies, Inc.	7,875	3,529,733
		27,481,771
Insurance - 1.9%
Aflac, Inc.	45,368	2,771,531
Allstate Corp. (The)	21,359	2,613,487
American International Group, Inc.	61,878	3,789,409
Aon plc, Class A	16,415	4,795,478
Arthur J Gallagher & Co.	15,448	2,443,719
Assurant, Inc.	4,243	720,080
Brown & Brown, Inc.	17,468	1,181,012
Chubb Ltd.	32,116	6,540,102
Cincinnati Financial Corp.	11,174	1,372,055
Everest Re Group Ltd.	2,940	876,767
Globe Life, Inc.	6,937	700,360
Hartford Financial Services Group, Inc. (The)	25,376	1,763,125
Lincoln National Corp.	12,653	853,065
Loews Corp.	14,938	916,297
Marsh & McLennan Cos., Inc.	37,646	5,850,565
MetLife, Inc.	53,306	3,600,820
Principal Financial Group, Inc.	18,370	1,297,657
Progressive Corp. (The)	43,609	4,619,501
Prudential Financial, Inc.	28,187	3,147,360
Travelers Cos., Inc. (The)	18,331	3,149,816
W R Berkley Corp.	10,413	940,294
Willis Towers Watson plc	9,291	2,065,389
		56,007,889
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A*	22,421	60,562,260
Alphabet, Inc., Class C*	20,857	56,268,432
Match Group, Inc.*	21,104	2,352,885
Meta Platforms, Inc., Class A*	176,408	37,227,380
Twitter, Inc.*	59,615	2,119,313
		158,530,270
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	32,509	99,843,591
eBay, Inc.	46,675	2,547,988
Etsy, Inc.*	9,450	1,463,711
		103,855,290
IT Services - 4.0%
Accenture plc, Class A	47,076	14,876,958
Akamai Technologies, Inc.*	12,115	1,311,570
Automatic Data Processing, Inc.	31,407	6,420,847
Broadridge Financial Solutions, Inc.	8,696	1,271,442
Cognizant Technology Solutions Corp., Class A	39,154	3,372,334
DXC Technology Co.*	18,808	640,036
EPAM Systems, Inc.*	4,223	877,328
Fidelity National Information Services, Inc.	45,396	4,323,061
Fiserv, Inc.*	44,293	4,326,097
FleetCor Technologies, Inc.*	6,053	1,417,613
Gartner, Inc.*	6,126	1,717,853
Global Payments, Inc.	21,634	2,885,543
International Business Machines Corp.	66,857	8,190,651
Jack Henry & Associates, Inc.	5,516	975,229
Mastercard, Inc., Class A	64,672	23,334,951
Paychex, Inc.	23,924	2,848,391
PayPal Holdings, Inc.*	87,604	9,805,516
VeriSign, Inc.*	7,201	1,538,998
Visa, Inc., Class A	125,035	27,022,564
		117,156,982
Leisure Products - 0.0%(c)
Hasbro, Inc.	9,677	939,153

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	22,571	2,942,356
Bio-Rad Laboratories, Inc., Class A*	1,595	998,406
Bio-Techne Corp.	2,935	1,230,968
Charles River Laboratories International, Inc.*	3,762	1,095,344
Danaher Corp.	47,410	13,009,778
Illumina, Inc.*	11,645	3,803,257
IQVIA Holdings, Inc.*	14,250	3,279,210
Mettler-Toledo International, Inc.*	1,704	2,400,493
PerkinElmer, Inc.	9,418	1,691,567
Thermo Fisher Scientific, Inc.	29,369	15,976,736
Waters Corp.*	4,545	1,439,538
West Pharmaceutical Services, Inc.	5,519	2,136,294
		50,003,947
Machinery - 1.4%
Caterpillar, Inc.	40,325	7,564,163
Cummins, Inc.	10,676	2,179,185
Deere & Co.	21,039	7,574,461
Dover Corp.	10,732	1,683,422
Fortive Corp.	26,726	1,730,508
IDEX Corp.	5,662	1,086,538
Illinois Tool Works, Inc.	21,297	4,607,393
Ingersoll Rand, Inc.	30,382	1,534,899
Nordson Corp.	4,033	913,434
Otis Worldwide Corp.	31,666	2,480,399
PACCAR, Inc.	25,881	2,376,135
Parker-Hannifin Corp.	9,632	2,854,828
Pentair plc	12,349	715,131
Snap-on, Inc.	4,012	843,242
Stanley Black & Decker, Inc.	12,156	1,977,781
Westinghouse Air Brake Technologies Corp.	13,926	1,292,611
Xylem, Inc.	13,448	1,196,200
		42,610,330
Media - 1.0%
Charter Communications, Inc., Class A*	9,222	5,549,615
Comcast Corp., Class A	339,918	15,894,566
Discovery, Inc., Class A*	12,604	353,542
Discovery, Inc., Class C*	22,651	633,548
DISH Network Corp., Class A*(b)	18,609	594,744
Fox Corp., Class A	23,868	998,398
Fox Corp., Class B	10,954	419,100
Interpublic Group of Cos., Inc. (The)	29,346	1,079,933
News Corp., Class A	29,307	654,132
News Corp., Class B	9,069	203,418
Omnicom Group, Inc.	15,846	1,329,321

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
Paramount Global, Class B	45,200	1,383,572
		29,093,889
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	109,467	5,139,476
Newmont Corp.	59,461	3,936,318
Nucor Corp.	21,321	2,806,270
		11,882,064
Multiline Retail - 0.4%
Dollar General Corp.	17,383	3,447,744
Dollar Tree, Inc.*	16,769	2,382,539
Target Corp.	36,384	7,268,432
		13,098,715
Multi-Utilities - 0.7%
Ameren Corp.	19,211	1,651,185
CenterPoint Energy, Inc.	46,900	1,282,715
CMS Energy Corp.	21,598	1,382,488
Consolidated Edison, Inc.	26,371	2,261,841
Dominion Energy, Inc.	60,379	4,801,942
DTE Energy Co.	14,434	1,755,030
NiSource, Inc.	29,279	847,041
Public Service Enterprise Group, Inc.	37,690	2,443,443
Sempra Energy	23,803	3,432,869
WEC Energy Group, Inc.	23,519	2,137,407
		21,995,961
Oil, Gas & Consumable Fuels - 3.2%
APA Corp.	27,082	964,932
Chevron Corp.	143,720	20,695,680
ConocoPhillips	98,328	9,327,394
Coterra Energy, Inc.	60,662	1,415,244
Devon Energy Corp.	46,951	2,795,932
Diamondback Energy, Inc.	12,684	1,751,660
EOG Resources, Inc.	43,611	5,011,776
Exxon Mobil Corp.	315,635	24,752,097
Hess Corp.	20,546	2,076,379
Kinder Morgan, Inc.	145,380	2,529,612
Marathon Oil Corp.	58,047	1,309,540
Marathon Petroleum Corp.	45,909	3,574,934
Occidental Petroleum Corp.	66,141	2,892,346
ONEOK, Inc.	33,235	2,170,246
Phillips 66	32,668	2,751,952
Pioneer Natural Resources Co.	16,927	4,055,709
Valero Energy Corp.	30,472	2,544,717
Williams Cos., Inc. (The)	90,588	2,833,593
		93,453,743
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	17,277	5,119,693

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	165,481	11,363,580
Catalent, Inc.*	12,754	1,301,418
Eli Lilly & Co.	59,186	14,793,541
Johnson & Johnson	196,270	32,300,154
Merck & Co., Inc.	188,314	14,421,086
Organon & Co.	18,908	705,836
Pfizer, Inc.	418,458	19,642,418
Viatris, Inc.	90,165	992,717
Zoetis, Inc.	35,263	6,828,680
		102,349,430
Professional Services - 0.3%
Equifax, Inc.	9,086	1,983,837
Jacobs Engineering Group, Inc.	9,725	1,196,175
Leidos Holdings, Inc.	10,467	1,065,959
Nielsen Holdings plc	26,745	465,898
Robert Half International, Inc.	8,298	998,167
Verisk Analytics, Inc.	12,010	2,129,853
		7,839,889
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	24,950	2,416,408

Road & Rail - 0.9%
CSX Corp.	165,357	5,607,256
JB Hunt Transport Services, Inc.	6,260	1,270,342
Norfolk Southern Corp.	18,143	4,654,042
Old Dominion Freight Line, Inc.	6,958	2,185,021
Union Pacific Corp.	47,921	11,786,170
		25,502,831
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	121,880	15,032,740
Analog Devices, Inc.	40,069	6,422,660
Applied Materials, Inc.	67,320	9,034,344
Broadcom, Inc.	30,684	18,025,009
Enphase Energy, Inc.*	10,050	1,675,335
Intel Corp.	303,207	14,462,974
KLA Corp.	11,318	3,944,323
Lam Research Corp.	10,500	5,894,175
Microchip Technology, Inc.	41,368	2,909,412
Micron Technology, Inc.	83,390	7,410,035
Monolithic Power Systems, Inc.	3,248	1,489,858
NVIDIA Corp.	186,459	45,468,027
NXP Semiconductors NV	19,833	3,770,650
Qorvo, Inc.*	8,215	1,123,648
QUALCOMM, Inc.	83,503	14,361,681
Skyworks Solutions, Inc.	12,324	1,702,807
SolarEdge Technologies, Inc.*	3,920	1,252,126
Teradyne, Inc.(b)	12,156	1,433,436
Texas Instruments, Inc.	68,858	11,705,171
		167,118,411
Software - 8.4%
Adobe, Inc.*	35,473	16,590,013
ANSYS, Inc.*	6,496	2,105,938
Autodesk, Inc.*	16,385	3,608,469
Cadence Design Systems, Inc.*	20,663	3,128,998
Ceridian HCM Holding, Inc.*(b)	10,151	740,109
Citrix Systems, Inc.	9,299	953,147
Fortinet, Inc.*	10,112	3,483,786
Intuit, Inc.	21,104	10,011,104
Microsoft Corp.	559,847	167,276,685
NortonLifeLock, Inc.	43,363	1,256,660
Oracle Corp.	120,256	9,135,848
Paycom Software, Inc.*	3,579	1,214,033
PTC, Inc.*	7,888	877,777
salesforce.com, Inc.*	72,986	15,365,743
ServiceNow, Inc.*	14,832	8,601,373
Synopsys, Inc.*	11,381	3,555,311
Tyler Technologies, Inc.*(b)	3,061	1,310,904
		249,215,898
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	4,696	960,238
AutoZone, Inc.*	1,545	2,878,937
Bath & Body Works, Inc.(b)	19,711	1,051,976
Best Buy Co., Inc.	16,497	1,594,270
CarMax, Inc.*	12,086	1,321,362
Home Depot, Inc. (The)	78,679	24,849,189
Lowe's Cos., Inc.	51,633	11,413,991

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Shares	Value ($)
O'Reilly Automotive, Inc.*	5,034	3,268,274
Ross Stores, Inc.	26,494	2,421,287
TJX Cos., Inc. (The)	89,658	5,926,394
Tractor Supply Co.	8,481	1,728,343
Ulta Beauty, Inc.*	4,062	1,521,219
		58,935,480
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,161,988	191,867,459
Hewlett Packard Enterprise Co.	97,521	1,552,534
HP, Inc.	85,918	2,952,142
NetApp, Inc.	16,668	1,306,438
Seagate Technology Holdings plc	15,282	1,576,491
Western Digital Corp.*	23,232	1,183,438
		200,438,502
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	95,270	13,009,119
PVH Corp.	5,292	518,034
Ralph Lauren Corp.	3,624	478,513
Tapestry, Inc.	20,505	838,654
Under Armour, Inc., Class A*	14,070	251,712
Under Armour, Inc., Class C*	16,037	250,658
VF Corp.	24,299	1,409,828
		16,756,518
Tobacco - 0.6%
Altria Group, Inc.	136,962	7,024,781
Philip Morris International, Inc.	116,061	11,730,285
		18,755,066
Trading Companies & Distributors - 0.2%
Fastenal Co.	42,883	2,206,759
United Rentals, Inc.*	5,398	1,736,105
WW Grainger, Inc.	3,242	1,546,629
		5,489,493
Water Utilities - 0.1%
American Water Works Co., Inc.	13,523	2,043,190

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	43,767	5,392,532

TOTAL COMMON STOCKS (Cost $3,006,920,819)		2,761,819,833

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 21.5%

REPURCHASE AGREEMENTS(d) - 6.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $185,466,833
(Cost $185,466,651)	185,466,651	185,466,651

U.S. TREASURY OBLIGATIONS - 15.2%
U.S. Treasury Bills
0.01%, 3/3/2022(b)(e)	100,000,000	99,999,944
0.03%, 4/5/2022(e)	50,000,000	49,995,260
0.07%, 7/14/2022(e)	300,000,000	299,410,782
TOTAL U.S. TREASURY OBLIGATIONS (Cost $449,925,386)		449,405,986

TOTAL SHORT-TERM INVESTMENTS (Cost $635,392,037)		634,872,637
Total Investments - 114.8% (Cost $3,642,312,856)		3,396,692,470
Liabilities in excess of other assets - (14.8%)		(437,264,336)
Net Assets - 100.0%		2,959,428,134

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,788,993,216.
(b)	The security or a portion of this security is on loan at February 28, 2022. The total value of securities on loan at February 28, 2022 was $9,187,259, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March 31, 2022 – February 20, 2052. The total value of collateral is $9,439,180.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of February 28, 2022.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	645	3/18/2022	USD	$140,868,000	$144,365

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
1,012,274,056	5/8/2023	Bank of America NA	0.63%	S&P 500®	(84,794,225)
566,049,071	5/8/2023	BNP Paribas SA	0.68%	S&P 500®	(63,131,452)
225,279,780	4/10/2023	Citibank NA	0.74%	S&P 500®	(12,642,185)
190,769,393	11/6/2023	Credit Suisse International	0.68%	S&P 500®	(9,566,864)
1,154,081,565	3/7/2023	Goldman Sachs International	0.68%	S&P 500®	(102,812,350)
640,799,706	5/8/2023	J.P. Morgan Securities	0.48%	S&P 500®	(107,086,448)
620,220,318	4/10/2023	Morgan Stanley & Co. International plc	0.63%	S&P 500®	(45,255,150)
1,051,272,105	3/7/2023	Societe Generale	0.58%	S&P 500®	(99,316,643)
514,217,882	3/7/2023	UBS AG	0.58%	S&P 500®	(46,613,347)
5,974,963,876					(571,218,664)
				Total Unrealized Depreciation	(571,218,664)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 79.4%

REPURCHASE AGREEMENTS(a) - 48.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $118,412,145
(Cost $118,412,029)	118,412,029	118,412,029

U.S. TREASURY OBLIGATIONS - 30.9%
U.S. Treasury Bills
0.02%, 3/10/2022(b)	10,833,000	10,832,919
0.39%, 7/21/2022(b)	25,000,000	24,947,342
0.69%, 12/29/2022(b)	40,000,000	39,703,732
TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,563,337)		75,483,993

TOTAL SHORT-TERM INVESTMENTS (Cost $193,975,366)		193,896,022
Total Investments - 79.4% (Cost $193,975,366)		193,896,022
Other assets less liabilities - 20.6%		50,279,158
Net Assets - 100.0%		244,175,180

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	80	6/21/2022	USD	$12,557,500	$(241,740)

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(194,692,867)	11/7/2022	Bank of America NA	0.22%	ICE U.S. Treasury 20+ Year Bond Index	11,744,894
(116,502,909)	12/6/2022	Citibank NA	0.30%	ICE U.S. Treasury 20+ Year Bond Index	(1,816,920)
(177,771,543)	11/6/2023	Goldman Sachs International	0.34%	ICE U.S. Treasury 20+ Year Bond Index	11,015,894
(236,463,461)	11/6/2023	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	(2,733,449)
(725,430,780)					18,210,419
				Total Unrealized Appreciation	22,760,788
				Total Unrealized Depreciation	(4,550,369)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.9%

REPURCHASE AGREEMENTS(a) - 17.9%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $60,558,360
(Cost $60,558,300)	60,558,300	60,558,300

U.S. TREASURY OBLIGATIONS(b) - 59.0%
U.S. Treasury Bills
0.04%, 3/24/2022(c)	35,000,000	34,998,584
0.03%, 4/5/2022(c)	70,000,000	69,993,365
0.04%, 4/21/2022(c)	25,000,000	24,993,802
0.25%, 4/28/2022(c)	15,000,000	14,995,650
0.23%, 5/5/2022(c)	9,000,000	8,996,283
0.07%, 7/14/2022(c)	12,047,000	12,023,339
0.09%, 8/11/2022(c)	13,682,000	13,643,576
0.11%, 9/8/2022(c)	20,000,000	19,931,399
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,695,263)		199,575,998

TOTAL SHORT-TERM INVESTMENTS (Cost $260,253,563)		260,134,298
Total Investments - 76.9% (Cost $260,253,563)		260,134,298
Other assets less liabilities - 23.1%		78,059,938
Net Assets - 100.0%		338,194,236

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $57,588,103.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	69	3/18/2022	USD	$11,674,800	$933,046

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(144,280,798)	5/8/2023	Bank of America NA	(0.28)%	Dow Jones Industrial AverageSM	1,541,482
(52,296,282)	5/8/2023	BNP Paribas SA	(0.38)%	Dow Jones Industrial AverageSM	5,902,576
(107,168,401)	4/10/2023	Citibank NA	(0.56)%	Dow Jones Industrial AverageSM	1,742,474
(91,645,590)	3/7/2023	Goldman Sachs International	(0.43)%	Dow Jones Industrial AverageSM	5,335,284
(183,596,214)	4/10/2023	Morgan Stanley & Co. International plc	0.12%	Dow Jones Industrial AverageSM	13,619,385
(235,180,752)	3/7/2023	Societe Generale	(0.18)%	Dow Jones Industrial AverageSM	10,583,487
(188,772,597)	3/7/2023	UBS AG	(0.28)%	Dow Jones Industrial AverageSM	16,025,662
(1,002,940,634)					54,750,350
				Total Unrealized Appreciation	54,750,350

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 69.7%

REPURCHASE AGREEMENTS(a) - 69.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $5,889,410
(Cost $5,889,405)	5,889,405	5,889,405

Total Investments - 69.7% (Cost $5,889,405)		5,889,405
Other assets less liabilities - 30.3%		2,555,931
Net Assets - 100.0%		8,445,336

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	3/18/2022	USD	$265,800	$(10,392)

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,243,113)	11/7/2022	Bank of America NA	(0.18)%	S&P MidCap 400®	(343,558)
(5,663,629)	5/8/2023	BNP Paribas SA	(0.23)%	S&P MidCap 400®	(100,007)
(5,671,614)	4/10/2023	Citibank NA	(0.28)%	S&P MidCap 400®	361,347
(713,277)	4/10/2023	Morgan Stanley & Co. International plc	0.12%	S&P MidCap 400®	54,728
(3,776,640)	3/7/2023	Societe Generale	0.19%	S&P MidCap 400®	(13,121)
(25,068,273)					(40,611)
				Total Unrealized Appreciation	416,075
				Total Unrealized Depreciation	(456,686)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.3%

REPURCHASE AGREEMENTS(a) - 8.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $210,627,908
(Cost $210,627,701)	210,627,701	210,627,701

U.S. TREASURY OBLIGATIONS(b) - 72.6%
U.S. Treasury Bills
0.01%, 3/3/2022(c)	100,000,000	99,999,944
0.03%, 3/10/2022(c)	50,000,000	49,999,625
0.04%, 3/17/2022(c)	50,000,000	49,999,528
0.03%, 3/24/2022(c)	150,000,000	149,993,931
0.09%, 3/31/2022(c)	50,000,000	49,997,239
0.03%, 4/5/2022(c)	85,000,000	84,991,943
0.12%, 4/7/2022(c)	50,000,000	49,995,504
0.12%, 4/14/2022(c)	75,000,000	74,988,771
0.05%, 4/21/2022(c)	100,000,000	99,975,208
0.25%, 4/28/2022(c)	55,000,000	54,984,050
0.23%, 5/5/2022(c)	55,000,000	54,977,284
0.35%, 5/12/2022(c)	30,000,000	29,983,650
0.07%, 5/19/2022(c)	50,000,000	49,967,156
0.08%, 6/16/2022(c)	50,000,000	49,940,741
0.07%, 7/14/2022(c)	100,000,000	99,803,594
0.39%, 7/21/2022(c)	100,000,000	99,789,367
0.10%, 8/11/2022(c)	100,000,000	99,719,165
0.13%, 9/8/2022(c)	400,000,000	398,627,984
0.51%, 11/3/2022(c)	60,000,000	59,706,688
0.69%, 12/29/2022(c)	45,000,000	44,666,700
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,753,901,947)		1,752,108,072

TOTAL SHORT-TERM INVESTMENTS (Cost $1,964,529,648)		1,962,735,773
Total Investments - 81.3% (Cost $1,964,529,648)		1,962,735,773
Other assets less liabilities - 18.7%		452,770,427
Net Assets - 100.0%		2,415,506,200

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $586,754,714.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraPro Short QQQ

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	455	3/18/2022	USD	$129,474,800	$13,083,559

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(1,013,176,797)	5/8/2023	Bank of America NA	(0.38)%	NASDAQ-100 Index®	54,717,950
(762,121,494)	5/8/2023	BNP Paribas SA	(0.43)%	NASDAQ-100 Index®	33,919,424
(1,278,441,435)	4/10/2023	Citibank NA	(0.56)%	NASDAQ-100 Index®	98,714,483
(1,049,953,061)	3/7/2023	Goldman Sachs International	(0.43)%	NASDAQ-100 Index®	113,652,618
(791,778,852)	5/8/2023	J.P. Morgan Securities	(0.23)%	NASDAQ-100 Index®	63,689,214
(371,265,134)	11/7/2022	Morgan Stanley & Co. International plc	0.12%	NASDAQ-100 Index®	11,993,544
(1,209,302,630)	3/7/2023	Societe Generale	(0.63)%	NASDAQ-100 Index®	161,140,648
(641,138,608)	3/7/2023	UBS AG	(0.23)%	NASDAQ-100 Index®	23,954,862
(7,117,178,011)					561,782,743
				Total Unrealized Appreciation	561,782,743

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.0%

REPURCHASE AGREEMENTS(a) - 13.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $23,004,270
(Cost $23,004,247)	23,004,247	23,004,247

U.S. TREASURY OBLIGATIONS(b) - 60.7%
U.S. Treasury Bills
0.02%, 3/10/2022(c)	9,228,000	9,227,931
0.35%, 5/12/2022(c)	20,000,000	19,989,100
0.07%, 5/19/2022(c)	25,000,000	24,983,578
0.08%, 6/16/2022(c)	25,847,000	25,816,367
0.51%, 11/3/2022(c)	25,000,000	24,877,786
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,964,728)		104,894,762

TOTAL SHORT-TERM INVESTMENTS (Cost $127,968,975)		127,899,009
Total Investments - 74.0% (Cost $127,968,975)		127,899,009
Other assets less liabilities - 26.0%		45,010,856
Net Assets - 100.0%		172,909,865

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,506,984.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	79	3/18/2022	USD	$8,075,775	$748,701

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(109,249,217)	3/7/2023	Bank of America NA	0.12%	Russell 2000® Index	(9,546,906)
(62,255,792)	3/7/2023	BNP Paribas SA	0.07%	Russell 2000® Index	(4,056,242)
(67,797,923)	4/10/2023	Citibank NA	0.11%	Russell 2000® Index	8,698,632
(73,215,122)	3/7/2023	Goldman Sachs International	(0.08)%	Russell 2000® Index	6,066,391
(109,101,754)	11/7/2022	Morgan Stanley & Co. International plc	0.22%	Russell 2000® Index	(16,111,605)
(57,846,254)	11/7/2022	Societe Generale	0.27%	Russell 2000® Index	(5,869,067)
(31,213,002)	3/7/2023	UBS AG	0.42%	Russell 2000® Index	9,957,799
(510,679,064)					(10,860,998)
				Total Unrealized Appreciation	24,722,822
				Total Unrealized Depreciation	(35,583,820)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.4%

REPURCHASE AGREEMENTS(a) - 5.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $28,684,541
(Cost $28,684,512)	28,684,512	28,684,512

U.S. TREASURY OBLIGATIONS(b) - 84.1%
U.S. Treasury Bills
0.01%, 3/3/2022(c)	50,000,000	49,999,972
0.03%, 3/10/2022(c)	45,000,000	44,999,663
0.04%, 3/17/2022(c)	25,000,000	24,999,764
0.06%, 3/24/2022(c)	25,000,000	24,998,988
0.03%, 4/21/2022(c)	25,000,000	24,993,802
0.23%, 5/5/2022(c)	16,000,000	15,993,392
0.07%, 5/19/2022(c)	25,000,000	24,983,578
0.08%, 6/16/2022(c)	25,000,000	24,970,371
0.07%, 7/14/2022(c)	30,000,000	29,941,078
0.07%, 8/11/2022(c)	80,000,000	79,775,332
0.14%, 9/8/2022(c)	75,000,000	74,742,747
0.51%, 11/3/2022(c)	35,000,000	34,828,901
TOTAL U.S. TREASURY OBLIGATIONS (Cost $455,770,835)		455,227,588

TOTAL SHORT-TERM INVESTMENTS (Cost $484,455,347)		483,912,100
Total Investments - 89.4% (Cost $484,455,347)		483,912,100
Other assets less liabilities - 10.6%		57,371,350
Net Assets - 100.0%		541,283,450

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $155,722,759.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(264,509,648)	5/8/2023	Bank of America NA	(0.33)%	S&P 500®	19,978,570
(302,038,053)	11/7/2022	BNP Paribas SA	(0.38)%	S&P 500®	(37,652,092)
(184,497,163)	4/10/2023	Citibank NA	(0.56)%	S&P 500®	18,964,540
(118,013,275)	3/7/2023	Goldman Sachs International	(0.43)%	S&P 500®	6,011,754
(240,527,334)	5/8/2023	J.P. Morgan Securities	(0.23)%	S&P 500®	11,920,414
(117,724,595)	4/10/2023	Morgan Stanley & Co. International plc	0.12%	S&P 500®	8,353,175
(198,349,431)	3/7/2023	Societe Generale	(0.28)%	S&P 500®	8,547,336
(198,259,713)	3/7/2023	UBS AG	(0.23)%	S&P 500®	10,852,736
(1,623,919,212)					46,976,433
				Total Unrealized Appreciation	84,628,525
				Total Unrealized Depreciation	(37,652,092)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.0%

REPURCHASE AGREEMENTS(a) - 37.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $36,872,816
(Cost $36,872,781)	36,872,781	36,872,781

U.S. TREASURY OBLIGATIONS(b) - 55.0%
U.S. Treasury Bills
0.02%, 3/10/2022(c)	4,894,000	4,893,964
0.35%, 5/12/2022(c)	25,000,000	24,986,375
0.69%, 12/29/2022(c)	25,000,000	24,814,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,732,130)		54,695,172

TOTAL SHORT-TERM INVESTMENTS (Cost $91,604,911)		91,567,953
Total Investments - 92.0% (Cost $91,604,911)		91,567,953
Other assets less liabilities - 8.0%		7,972,913
Net Assets - 100.0%		99,540,866

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $665,976.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	16	6/21/2022	USD	$2,038,750	$(20,278)

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(107,057,893)	11/7/2022	Citibank NA	0.39%	ICE U.S. Treasury 7-10 Year Bond Index	(868,268)
(90,176,471)	11/6/2023	Societe Generale	0.20%	ICE U.S. Treasury 7-10 Year Bond Index	522,901
(197,234,364)					(345,367)
				Total Unrealized Appreciation	522,901
				Total Unrealized Depreciation	(868,268)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.9%

REPURCHASE AGREEMENTS(a) - 9.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $115,891,486
(Cost $115,891,372)	115,891,372	115,891,372

U.S. TREASURY OBLIGATIONS(b) - 74.4%
U.S. Treasury Bills
0.04%, 3/24/2022(c)	125,000,000	124,994,943
0.04%, 4/21/2022(c)	125,000,000	124,969,010
0.25%, 4/28/2022(c)	75,000,000	74,978,250
0.23%, 5/5/2022(c)	34,000,000	33,985,957
0.07%, 5/19/2022(c)	50,000,000	49,967,157
0.07%, 6/16/2022(c)	100,000,000	99,881,483
0.07%, 7/14/2022(c)	75,000,000	74,852,696
0.11%, 8/11/2022(c)	100,000,000	99,719,165
0.10%, 9/8/2022(c)	165,000,000	164,434,043
0.51%, 11/3/2022(c)	35,000,000	34,828,901
0.69%, 12/29/2022(c)	25,000,000	24,814,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $908,497,871)		907,426,438

TOTAL SHORT-TERM INVESTMENTS (Cost $1,024,389,243)		1,023,317,810
Total Investments - 83.9% (Cost $1,024,389,243)		1,023,317,810
Other assets less liabilities - 16.1%		196,968,844
Net Assets - 100.0%		1,220,286,654

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,170,298.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	250	6/21/2022	USD	$39,242,188	$(755,438)

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(729,486,342)	11/7/2022	Bank of America NA	0.22%	ICE U.S. Treasury 20+ Year Bond Index	39,873,938
(482,431,018)	11/7/2022	Citibank NA	0.30%	ICE U.S. Treasury 20+ Year Bond Index	27,261,681
(564,606,084)	11/6/2023	Goldman Sachs International	0.34%	ICE U.S. Treasury 20+ Year Bond Index	37,056,723
(639,793,818)	11/6/2023	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	40,655,593
(2,416,317,262)					144,847,935
				Total Unrealized Appreciation	144,847,935

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 64.2%

REPURCHASE AGREEMENTS(a) - 64.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,042,489
(Cost $1,042,488)	1,042,488	1,042,488

Total Investments - 64.2% (Cost $1,042,488)		1,042,488
Other assets less liabilities - 35.8%		581,293
Net Assets - 100.0%		1,623,781

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(370,911)	5/8/2023	Bank of America NA	0.32%	Dow Jones U.S. Basic MaterialsSM Index	12,047
(627,272)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Basic MaterialsSM Index	(101,940)
(996,223)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. Basic MaterialsSM Index	(10,851)
(1,252,364)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. Basic MaterialsSM Index	(62,892)
(3,246,770)					(163,636)
				Total Unrealized Appreciation	12,047
				Total Unrealized Depreciation	(175,683)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 66.8%

REPURCHASE AGREEMENTS(a) - 66.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $575,579
(Cost $575,577)	575,577	575,577

Total Investments - 66.8% (Cost $575,577)		575,577
Other assets less liabilities - 33.2%		286,616
Net Assets - 100.0%		862,193

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(534,817)	5/8/2023	Bank of America NA	0.07%	Dow Jones U.S. Consumer GoodsSM Index	23,455
(499,481)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Consumer GoodsSM Index	(48,062)
(519,536)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. Consumer GoodsSM Index	22,395
(169,995)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. Consumer GoodsSM Index	2,316
(1,723,829)					104
				Total Unrealized Appreciation	48,166
				Total Unrealized Depreciation	(48,062)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 78.1%

REPURCHASE AGREEMENTS(a) - 78.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,615,956
(Cost $1,615,956)	1,615,956	1,615,956

Total Investments - 78.1% (Cost $1,615,956)		1,615,956
Other assets less liabilities - 21.9%		454,444
Net Assets - 100.0%		2,070,400

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,324,001)	5/8/2023	Bank of America NA	0.02%	Dow Jones U.S. Consumer ServicesSM Index	18,197
(875,361)	5/8/2023	BNP Paribas SA	(0.13)%	Dow Jones U.S. Consumer ServicesSM Index	29,087
(508,557)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. Consumer ServicesSM Index	55,162
(144,675)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Consumer ServicesSM Index	(31,780)
(1,059,493)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. Consumer ServicesSM Index	4,336
(239,665)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. Consumer ServicesSM Index	9,021
(4,151,752)					84,023
				Total Unrealized Appreciation	115,803
				Total Unrealized Depreciation	(31,780)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.0%

REPURCHASE AGREEMENTS(a) - 22.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $22,122,001
(Cost $22,121,979)	22,121,979	22,121,979

U.S. TREASURY OBLIGATIONS(b) - 47.6%
U.S. Treasury Bills
0.03%, 3/10/2022(c)	10,000,000	9,999,925
0.03%, 4/5/2022(c)	4,000,000	3,999,621
0.23%, 5/5/2022(c)	3,000,000	2,998,761
0.35%, 5/12/2022(c)	30,000,000	29,983,650
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,977,550)		46,981,957

TOTAL SHORT-TERM INVESTMENTS (Cost $69,099,529)		69,103,936
Total Investments - 70.0% (Cost $69,099,529)		69,103,936
Other assets less liabilities - 30.0%		29,659,416
Net Assets - 100.0%		98,763,352

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,912,840.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	26	3/18/2022	USD	$4,399,200	$331,264

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(17,386,904)	11/7/2022	Bank of America NA	(0.28)%	Dow Jones Industrial AverageSM	(7,070,839)
(33,079,178)	5/8/2023	BNP Paribas SA	(0.38)%	Dow Jones Industrial AverageSM	1,468,320
(39,145,953)	4/10/2023	Citibank NA	(0.56)%	Dow Jones Industrial AverageSM	2,271,035
(31,600,206)	3/7/2023	Goldman Sachs International	(0.43)%	Dow Jones Industrial AverageSM	2,186,859
(35,892,263)	3/7/2023	Societe Generale	(0.18)%	Dow Jones Industrial AverageSM	1,728,847
(36,041,120)	3/7/2023	UBS AG	(0.28)%	Dow Jones Industrial AverageSM	1,897,108
(193,145,624)					2,481,330
				Total Unrealized Appreciation	9,552,169
				Total Unrealized Depreciation	(7,070,839)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 63.7%

REPURCHASE AGREEMENTS(a) - 58.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,886,990
(Cost $6,886,985)	6,886,985	6,886,985

U.S. TREASURY OBLIGATIONS - 5.6%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $663,997)	664,000	663,995

TOTAL SHORT-TERM INVESTMENTS (Cost $7,550,982)		7,550,980
Total Investments - 63.7% (Cost $7,550,982)		7,550,980
Other assets less liabilities - 36.3%		4,294,726
Net Assets - 100.0%		11,845,706

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,485,230)	5/8/2023	Bank of America NA	0.02%	Dow Jones U.S. FinancialsSM Index[c]	207,904
(4,507,135)	5/8/2023	BNP Paribas SA	(0.28)%	Dow Jones U.S. FinancialsSM Index[c]	41,176
(3,508,474)	4/10/2023	Citibank NA	(0.23)%	Dow Jones U.S. FinancialsSM Index[c]	33,650
(2,235,059)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. FinancialsSM Index[c]	126,759
(5,203,072)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. FinancialsSM Index[c]	(1,739,197)
(398,148)	3/7/2023	Societe Generale	(0.18)%	Dow Jones U.S. FinancialsSM Index[c]	48,060
(2,369,968)	3/7/2023	UBS AG	(0.18)%	Dow Jones U.S. FinancialsSM Index[c]	78,495
(23,707,086)					(1,203,153)
				Total Unrealized Appreciation	536,044
				Total Unrealized Depreciation	(1,739,197)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 48.2%

REPURCHASE AGREEMENTS(a) - 44.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $10,349,508
(Cost $10,349,499)	10,349,499	10,349,499

U.S. TREASURY OBLIGATIONS - 4.1%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $983,995)	984,000	983,993

TOTAL SHORT-TERM INVESTMENTS (Cost $11,333,494)		11,333,492
Total Investments - 48.2% (Cost $11,333,494)		11,333,492
Other assets less liabilities - 51.8%		12,157,579
Net Assets - 100.0%		23,491,071

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreements[a]

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
(7,122,109)	5/8/2023	Bank of America NA	1.42%	iShares® China Large-Cap ETF	989,490
(617,893)	4/10/2023	Citibank NA	2.67%	iShares® China Large-Cap ETF	180,168
(22,078,539)	3/7/2023	Goldman Sachs International	0.42%	iShares® China Large-Cap ETF	1,358,993
(1,532,107)	4/10/2023	Morgan Stanley & Co. International plc	0.47%	iShares® China Large-Cap ETF	178,440
(10,887,396)	3/7/2023	Societe Generale	1.57%	iShares® China Large-Cap ETF	377,068
(4,537,653)	11/9/2022	UBS AG	1.67%	iShares® China Large-Cap ETF	1,065,244
(46,775,697)					4,149,403
				Total Unrealized Appreciation	4,149,403

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 58.2%

REPURCHASE AGREEMENTS(a) - 55.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $10,205,858
(Cost $10,205,848)	10,205,848	10,205,848

U.S. TREASURY OBLIGATIONS(b) - 2.5%
U.S. Treasury Bills
0.02%, 3/10/2022(c) (Cost $461,998)	462,000	461,997

TOTAL SHORT-TERM INVESTMENTS (Cost $10,667,846)		10,667,845
Total Investments - 58.2% (Cost $10,667,846)		10,667,845
Other assets less liabilities - 41.8%		7,647,491
Net Assets - 100.0%		18,315,336

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $342,994.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort FTSE Europe
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreements[a]

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,994,055)	4/10/2023	Citibank NA	0.72%	Vanguard® FTSE Europe ETF Shares	429,522
(8,876,494)	3/7/2023	Goldman Sachs International	0.67%	Vanguard® FTSE Europe ETF Shares	360,462
(352,007)	4/10/2023	Morgan Stanley & Co. International plc	0.47%	Vanguard® FTSE Europe ETF Shares	38,786
(312,622)	3/7/2023	Societe Generale	0.87%	Vanguard® FTSE Europe ETF Shares	48,522
(16,931,008)	11/9/2022	UBS AG	0.42%	Vanguard® FTSE Europe ETF Shares	(23,489)
(36,466,186)					853,803
				Total Unrealized Appreciation	877,292
				Total Unrealized Depreciation	(23,489)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.5%

REPURCHASE AGREEMENTS(a) - 84.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $2,420,955
(Cost $2,420,953)	2,420,953	2,420,953

Total Investments - 84.5% (Cost $2,420,953)		2,420,953
Other assets less liabilities - 15.5%		444,331
Net Assets - 100.0%		2,865,284

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,105,415)	5/8/2023	Bank of America NA	(0.13)%	Dow Jones U.S. Health CareSM Index[c]	25,251
(62,967)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Health CareSM Index[c]	(6,310)
(1,199,166)	3/7/2023	Societe Generale	(0.08)%	Dow Jones U.S. Health CareSM Index[c]	(55,847)
(3,372,217)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. Health CareSM Index[c]	(93,881)
(5,739,765)					(130,787)
				Total Unrealized Appreciation	25,251
				Total Unrealized Depreciation	(156,038)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 81.0%

REPURCHASE AGREEMENTS(a) - 81.0%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $2,782,397
(Cost $2,782,394)	2,782,394	2,782,394

Total Investments - 81.0% (Cost $2,782,394)		2,782,394
Other assets less liabilities - 19.0%		650,646
Net Assets - 100.0%		3,433,040

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,918,302)	11/7/2022	Bank of America NA	0.02%	Dow Jones U.S. IndustrialsSM Index	(170,188)
(70,458)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. IndustrialsSM Index	531
(1,169,992)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. IndustrialsSM Index	150,479
(2,717,082)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. IndustrialsSM Index	80,932
(6,875,834)					61,754
				Total Unrealized Appreciation	231,942
				Total Unrealized Depreciation	(170,188)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.5%

REPURCHASE AGREEMENTS(a) - 61.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,182,621
(Cost $`)	1,182,619	1,182,619

Total Investments - 61.5% (Cost $1,182,619)		1,182,619
Other assets less liabilities - 38.5%		740,320
Net Assets - 100.0%		1,922,939

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,181,697)	5/8/2023	Bank of America NA	(0.18)%	S&P MidCap 400®	(13,171)
(580,203)	5/8/2023	BNP Paribas SA	(0.23)%	S&P MidCap 400®	89,701
(1,104,514)	4/10/2023	Citibank NA	(0.28)%	S&P MidCap 400®	56,953
(157,027)	11/7/2022	Morgan Stanley & Co. International plc	0.12%	S&P MidCap 400®	(178,048)
(822,398)	3/7/2023	Societe Generale	0.19%	S&P MidCap 400®	32,045
(3,845,839)					(12,520)
				Total Unrealized Appreciation	178,699
				Total Unrealized Depreciation	(191,219)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 75.0%

REPURCHASE AGREEMENTS(a) - 67.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $8,429,619
(Cost $8,429,611)	8,429,611	8,429,611

U.S. TREASURY OBLIGATIONS - 7.5%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $932,995)	933,000	932,993

TOTAL SHORT-TERM INVESTMENTS (Cost $9,362,606)		9,362,604
Total Investments - 75.0% (Cost $9,362,606)		9,362,604
Other assets less liabilities - 25.0%		3,120,330
Net Assets - 100.0%		12,482,934

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of february 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(212,575)	11/9/2022	Bank of America NA	1.42%	iShares® MSCI Brazil Capped ETF	(70,688)
(9,217,088)	4/10/2023	Citibank NA	0.12%	iShares® MSCI Brazil Capped ETF	(1,752,457)
(630,488)	3/7/2023	Goldman Sachs International	1.92%	iShares® MSCI Brazil Capped ETF	(54,751)
(1,670,223)	4/10/2023	Morgan Stanley & Co. International plc	0.47%	iShares® MSCI Brazil Capped ETF	(237,722)
(1,615,150)	3/7/2023	Societe Generale	0.97%	iShares® MSCI Brazil Capped ETF	(1,124,701)
(11,514,001)	3/7/2023	UBS AG	0.67%	iShares® MSCI Brazil Capped ETF	(2,004,260)
(24,859,525)					(5,244,579)
				Total Unrealized Depreciation	(5,244,579)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 69.1%

REPURCHASE AGREEMENTS(a) - 69.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $1,076,161
(Cost $1,076,160)	1,076,160	1,076,160

Total Investments - 69.1% (Cost $1,076,160)		1,076,160
Other assets less liabilities - 30.9%		481,120
Net Assets - 100.0%		1,557,280

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(422,644)	4/10/2023	Citibank NA	0.32%	iShares® MSCI EAFE ETF	26,667
(1,846,503)	3/7/2023	Goldman Sachs International	(0.13)%	iShares® MSCI EAFE ETF	93,470
(378,875)	3/7/2023	Societe Generale	0.72%	iShares® MSCI EAFE ETF	31,734
(452,735)	11/9/2022	UBS AG	0.32%	iShares® MSCI EAFE ETF	(86,074)
(3,100,757)					65,797
				Total Unrealized Appreciation	151,871
				Total Unrealized Depreciation	(86,074)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 61.8%

REPURCHASE AGREEMENTS(a) - 57.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $4,110,318
(Cost $4,110,313)	4,110,313	4,110,313

U.S. TREASURY OBLIGATIONS(b) - 4.5%
U.S. Treasury Bills
0.02%, 3/10/2022(c) (Cost $325,998)	326,000	325,998

TOTAL SHORT-TERM INVESTMENTS (Cost $4,436,311)		4,436,311
Total Investments - 61.8% (Cost $4,436,311)		4,436,311
Other assets less liabilities - 38.2%		2,737,087
Net Assets - 100.0%		7,173,398

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $260,995.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort MSCI Emerging Markets
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
(5,525,164)	4/10/2023	Citibank NA	0.47%	iShares® MSCI Emerging Markets ETF	367,349
(5,527,477)	3/7/2023	Goldman Sachs International	0.42%	iShares® MSCI Emerging Markets ETF	201,787
(592,312)	3/7/2023	Societe Generale	1.62%	iShares® MSCI Emerging Markets ETF	22,129
(2,668,876)	3/7/2023	UBS AG	1.02%	iShares® MSCI Emerging Markets ETF	167,013
(14,313,829)					758,278
				Total Unrealized Appreciation	758,278

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 57.5%

REPURCHASE AGREEMENTS(a) - 57.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $2,314,145
(Cost $2,314,141)	2,314,141	2,314,141

Total Investments - 57.5% (Cost $2,314,141)		2,314,141
Other assets less liabilities - 42.5%		1,709,578
Net Assets - 100.0%		4,023,719

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,309,677)	11/9/2022	Bank of America NA	0.37%	iShares® MSCI Japan ETF	(8,078)
(1,147,712)	4/10/2023	Morgan Stanley & Co. International plc	0.47%	iShares® MSCI Japan ETF	107,474
(1,524,636)	3/7/2023	Societe Generale	1.07%	iShares® MSCI Japan ETF	151,126
(4,055,814)	11/9/2022	UBS AG	0.57%	iShares® MSCI Japan ETF	120,802
(8,037,839)					371,324
				Total Unrealized Appreciation	379,402
				Total Unrealized Depreciation	(8,078)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.3%

REPURCHASE AGREEMENTS(a) - 76.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $6,066,557
(Cost $6,066,551)	6,066,551	6,066,551

U.S. TREASURY OBLIGATIONS - 4.9%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $391,998)	392,000	391,997

TOTAL SHORT-TERM INVESTMENTS (Cost $6,458,549)		6,458,548
Total Investments - 81.3% (Cost $6,458,549)		6,458,548
Other assets less liabilities - 18.7%		1,486,644
Net Assets - 100.0%		7,945,192

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
(3,372,827)	5/8/2023	Bank of America NA	0.17%	NASDAQ Biotechnology Index®	182,559
(4,595,676)	4/10/2023	Citibank NA	0.92%	NASDAQ Biotechnology Index®	694,173
(671,368)	11/7/2022	Morgan Stanley & Co. International plc	0.47%	NASDAQ Biotechnology Index®	13,089
(3,564,646)	3/7/2023	Societe Generale	0.07%	NASDAQ Biotechnology Index®	841,442
(3,688,529)	11/6/2023	UBS AG	0.92%	NASDAQ Biotechnology Index®	1,189,804
(15,893,046)					2,921,067
				Total Unrealized Appreciation	2,921,067

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.8%

REPURCHASE AGREEMENTS(a) - 65.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $9,187,343
(Cost $9,187,334)	9,187,334	9,187,334

U.S. TREASURY OBLIGATIONS - 8.3%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $1,161,994)	1,162,000	1,161,991

TOTAL SHORT-TERM INVESTMENTS (Cost $10,349,328)		10,349,325
Total Investments - 73.8% (Cost $10,349,328)		10,349,325
Other assets less liabilities - 26.2%		3,681,614
Net Assets - 100.0%		14,030,939

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(7,757,030)	11/7/2022	Bank of America NA	0.22%	Dow Jones U.S. Oil & GasSM Index	(4,387,717)
(5,601,457)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. Oil & GasSM Index	(1,360,520)
(5,562,392)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Oil & GasSM Index	(1,938,479)
(4,911,698)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. Oil & GasSM Index	(820,463)
(4,192,785)	3/7/2023	UBS AG	0.07%	Dow Jones U.S. Oil & GasSM Index	(1,702,654)
(28,025,362)					(10,209,833)
				Total Unrealized Depreciation	(10,209,833)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 73.2%

REPURCHASE AGREEMENTS(a) - 4.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $14,876,215
(Cost $14,876,200)	14,876,200	14,876,200

U.S. TREASURY OBLIGATIONS(b) - 68.9%
U.S. Treasury Bills
0.03%, 3/10/2022(c)	10,000,000	9,999,925
0.04%, 3/17/2022(c)	25,000,000	24,999,764
0.04%, 3/24/2022(c)	25,000,000	24,998,989
0.03%, 4/5/2022(c)	11,000,000	10,998,957
0.04%, 4/12/2022(c)	50,000,000	49,992,854
0.04%, 4/21/2022(c)	25,000,000	24,993,802
0.25%, 4/28/2022(c)	10,000,000	9,997,100
0.23%, 5/5/2022(c)	7,000,000	6,997,109
0.15%, 9/8/2022(c)	75,000,000	74,742,747
TOTAL U.S. TREASURY OBLIGATIONS (Cost $237,928,758)		237,721,247

TOTAL SHORT-TERM INVESTMENTS (Cost $252,804,958)		252,597,447
Total Investments - 73.2% (Cost $252,804,958)		252,597,447
Other assets less liabilities - 26.8%		92,474,461
Net Assets - 100.0%		345,071,908

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,315,252.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort QQQ
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	95	3/18/2022	USD	$27,033,200	$3,107,070

Swap Agreements
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(162,125,942)	5/8/2023	Bank of America NA	(0.38)%	NASDAQ-100 Index®	10,167,093
(96,845,584)	11/7/2022	BNP Paribas SA	(0.43)%	NASDAQ-100 Index®	(9,475,401)
(151,547,250)	4/10/2023	Citibank NA	(0.56)%	NASDAQ-100 Index®	11,746,714
(88,516,465)	3/7/2023	Goldman Sachs International	(0.43)%	NASDAQ-100 Index®	15,344,275
(3,844,209)	5/8/2023	J.P. Morgan Securities	(0.23)%	NASDAQ-100 Index®	12,502,679
(11,689,242)	11/7/2022	Morgan Stanley & Co. International plc	0.12%	NASDAQ-100 Index®	(3,212,511)
(95,962,839)	3/7/2023	Societe Generale	(0.63)%	NASDAQ-100 Index®	6,095,671
(52,590,754)	3/7/2023	UBS AG	(0.23)%	NASDAQ-100 Index®	3,868,727
(663,122,285)					47,037,247
				Total Unrealized Appreciation	59,725,159
				Total Unrealized Depreciation	(12,687,912)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Real Estate
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 70.9%

REPURCHASE AGREEMENTS(a) - 66.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $11,535,988
(Cost $11,535,977)	11,535,977	11,535,977

U.S. TREASURY OBLIGATIONS - 4.5%
U.S. Treasury Bills
0.02%, 3/10/2022(b) (Cost $784,996)	785,000	784,994

TOTAL SHORT-TERM INVESTMENTS (Cost $12,320,973)		12,320,971
Total Investments - 70.9% (Cost $12,320,973)		12,320,971
Other assets less liabilities - 29.1%		5,050,772
Net Assets - 100.0%		17,371,743

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of February 28, 2022.

UltraShort Real Estate
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,807,981)	5/8/2023	Bank of America NA	(0.43)%	Dow Jones U.S. Real EstateSM Index	161,811
(11,055,287)	5/8/2023	BNP Paribas SA	(0.28)%	Dow Jones U.S. Real EstateSM Index	158,963
(4,144,096)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. Real EstateSM Index	242,041
(5,594,509)	4/10/2023	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. Real EstateSM Index	539,415
(4,925,851)	3/7/2023	Societe Generale	(0.13)%	Dow Jones U.S. Real EstateSM Index	302,582
(5,232,997)	11/7/2022	UBS AG	0.17%	Dow Jones U.S. Real EstateSM Index	(195,393)
(34,760,721)					1,209,419
				Total Unrealized Appreciation	1,404,812
				Total Unrealized Depreciation	(195,393)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.7%

REPURCHASE AGREEMENTS(a) - 32.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $40,068,563
(Cost $40,068,523)	40,068,523	40,068,523

U.S. TREASURY OBLIGATIONS(b) - 53.3%
U.S. Treasury Bills
0.03%, 3/10/2022(c)	10,000,000	9,999,925
0.03%, 4/5/2022(c)	4,000,000	3,999,621
0.04%, 4/12/2022(c)	25,000,000	24,996,427
0.23%, 5/5/2022(c)	2,000,000	1,999,174
0.35%, 5/12/2022(c)	25,000,000	24,986,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,980,300)		65,981,522

TOTAL SHORT-TERM INVESTMENTS (Cost $106,048,823)		106,050,045
Total Investments - 85.7% (Cost $106,048,823)		106,050,045
Other assets less liabilities - 14.3%		17,732,073
Net Assets - 100.0%		123,782,118

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $533,793.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort Russell2000

Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	41	3/18/2022	USD	$4,191,225	$368,317

Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(7,065,911)	11/7/2022	Bank of America NA	0.12%	Russell 2000® Index	(3,750,071)
(3,590,302)	5/8/2023	BNP Paribas SA	0.07%	Russell 2000® Index	923,090
(62,749,381)	4/10/2023	Citibank NA	0.11%	Russell 2000® Index	138,242
(3,260,559)	3/7/2023	Goldman Sachs International	(0.08)%	Russell 2000® Index	723,392
(59,417,139)	11/7/2022	Morgan Stanley & Co. International plc	0.22%	Russell 2000® Index	(1,563,076)
(18,492,956)	11/7/2022	Morgan Stanley & Co. International plc	0.22%	iShares® Russell 2000 ETF	(278,982)
(44,464,034)	3/7/2023	Societe Generale	0.27%	Russell 2000® Index	2,313,739
(44,332,659)	3/7/2023	UBS AG	0.42%	Russell 2000® Index	4,061,653
(243,372,941)					2,567,987
				Total Unrealized Appreciation	8,160,116
				Total Unrealized Depreciation	(5,592,129)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.8%

REPURCHASE AGREEMENTS(a) - 5.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $38,413,858
(Cost $38,413,821)	38,413,821	38,413,821

U.S. TREASURY OBLIGATIONS(b) - 84.1%
U.S. Treasury Bills
0.01%, 3/3/2022(c)	50,000,000	49,999,972
0.02%, 3/10/2022(c)	50,000,000	49,999,625
0.04%, 3/24/2022(c)	35,000,000	34,998,584
0.09%, 3/31/2022(c)	50,000,000	49,997,239
0.03%, 4/5/2022(c)	30,000,000	29,997,156
0.12%, 4/7/2022(c)	50,000,000	49,995,503
0.12%, 4/14/2022(c)	50,000,000	49,992,514
0.04%, 4/21/2022(c)	25,000,000	24,993,802
0.25%, 4/28/2022(c)	25,000,000	24,992,750
0.23%, 5/5/2022(c)	19,000,000	18,992,153
0.06%, 6/16/2022(c)	20,000,000	19,976,297
0.07%, 7/14/2022(c)	40,000,000	39,921,438
0.39%, 7/21/2022(c)	25,000,000	24,947,342
0.09%, 8/11/2022(c)	2,770,000	2,762,221
0.09%, 9/8/2022(c)	45,000,000	44,845,648
0.51%, 11/3/2022(c)	25,000,000	24,877,787
0.69%, 12/29/2022(c)	25,000,000	24,814,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $566,425,582)		566,104,864

TOTAL SHORT-TERM INVESTMENTS (Cost $604,839,403)		604,518,685
Total Investments - 89.8% (Cost $604,839,403)		604,518,685
Other assets less liabilities - 10.2%		68,988,465
Net Assets - 100.0%		673,507,150

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $62,534,736.
(c)	The rate shown was the current yield as of February 28, 2022.

UltraShort S&P500®
Schedule of Portfolio Investments
February 28, 2022 (Unaudited)

Swap Agreements
UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(198,458,780)	5/8/2023	Bank of America NA	(0.33)%	S&P 500®	7,941,343
(351,441,705)	5/8/2023	BNP Paribas SA	(0.38)%	S&P 500®	3,351,146
(129,031,230)	4/10/2023	Citibank NA	(0.56)%	S&P 500®	12,238,643
(72,353,715)	3/7/2023	Goldman Sachs International	(0.43)%	S&P 500®	4,259,113
(362,249,711)	11/7/2022	J.P. Morgan Securities	(0.23)%	S&P 500®	(8,330,784)
(17,552,621)	4/10/2023	Morgan Stanley & Co. International plc	0.12%	S&P 500®	1,245,450
(81,950,140)	3/7/2023	Societe Generale	(0.28)%	S&P 500®	7,420,811
(134,011,661)	3/7/2023	UBS AG	(0.23)%	S&P 500®	8,399,814
(1,347,049,563)					36,525,536
				Total Unrealized Appreciation	44,856,320
				Total Unrealized Depreciation	(8,330,784)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Semiconductors Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 83.6%

REPURCHASE AGREEMENTS(a) - 83.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $3,577,534
(Cost $3,577,530)	3,577,530	3,577,530

Total Investments - 83.6% (Cost $3,577,530)		3,577,530
Other assets less liabilities - 16.4%		702,312
Net Assets - 100.0%		4,279,842

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(632,978)	5/8/2023	Bank of America NA	(0.08)%	Dow Jones U.S. SemiconductorsSM Index[c]	(27,883)
(381,410)	11/7/2022	Goldman Sachs International	(0.18)%	Dow Jones U.S. SemiconductorsSM Index[c]	43,525
(527,482)	5/8/2023	J.P. Morgan Securities	(0.28)%	Dow Jones U.S. SemiconductorsSM Index[c]	25,629
(1,322,761)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. SemiconductorsSM Index[c]	(420,757)
(2,069,350)	3/7/2023	Societe Generale	(0.08)%	Dow Jones U.S. SemiconductorsSM Index[c]	71,271
(3,651,795)	11/7/2022	UBS AG	(0.18)%	Dow Jones U.S. SemiconductorsSM Index[c]	(482,368)
(8,585,776)					(790,583)
				Total Unrealized Appreciation	140,425
				Total Unrealized Depreciation	(931,008)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600 Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.7%

REPURCHASE AGREEMENTS(a) - 81.7%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $2,586,037
(Cost $2,586,035)	2,586,035	2,586,035

Total Investments - 81.7% (Cost $2,586,035)		2,586,035
Other assets less liabilities - 18.3%		580,023
Net Assets - 100.0%		3,166,058

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,105,776)	11/7/2022	Bank of America NA	(0.08)%	S&P SmallCap 600®	(200,564)
(2,469,022)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	S&P SmallCap 600®	(336,702)
(948,915)	3/7/2023	Societe Generale	0.27%	S&P SmallCap 600®	69,344
(808,092)	3/7/2023	UBS AG	0.07%	S&P SmallCap 600®	31,579
(6,331,805)					(436,343)
				Total Unrealized Appreciation	100,923
				Total Unrealized Depreciation	(537,266)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 67.5%

REPURCHASE AGREEMENTS(a) - 67.5%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $5,646,540
(Cost $5,646,536)	5,646,536	5,646,536

Total Investments - 67.5% (Cost $5,646,536)		5,646,536
Other assets less liabilities - 32.5%		2,717,528
Net Assets - 100.0%		8,364,064

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,520,275)	5/8/2023	Bank of America NA	(0.03)%	Dow Jones U.S. TechnologySM Index[c]	55,048
(1,883,968)	5/8/2023	BNP Paribas SA	(0.28)%	Dow Jones U.S. TechnologySM Index[c]	276,049
(4,969,850)	3/7/2023	Goldman Sachs International	(0.18)%	Dow Jones U.S. TechnologySM Index[c]	98,503
(948,223)	5/8/2023	J.P. Morgan Securities	(0.28)%	Dow Jones U.S. TechnologySM Index[c]	128,728
(316,074)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. TechnologySM Index[c]	(44,903)
(1,430,651)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. TechnologySM Index[c]	114,322
(4,670,411)	3/7/2023	UBS AG	0.07%	Dow Jones U.S. TechnologySM Index[c]	(68,306)
(16,739,452)					559,441
				Total Unrealized Appreciation	672,650
				Total Unrealized Depreciation	(113,209)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities Schedule of Portfolio Investments

February 28, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 58.3%

REPURCHASE AGREEMENTS(a) - 58.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.04%, dated 2/28/2022, due 3/1/2022, total to be received $743,573
(Cost $743,572)	743,572	743,572

Total Investments - 58.3% (Cost $743,572)		743,572
Other assets less liabilities - 41.7%		532,412
Net Assets - 100.0%		1,275,984

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 28, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(924,417)	5/8/2023	Bank of America NA	0.12%	Dow Jones U.S. UtilitiesSM Index[c]	27,118
(249,589)	11/7/2022	Morgan Stanley & Co. International plc	0.27%	Dow Jones U.S. UtilitiesSM Index[c]	(26,393)
(302,117)	3/7/2023	Societe Generale	0.02%	Dow Jones U.S. UtilitiesSM Index[c]	(3,953)
(1,075,977)	3/7/2023	UBS AG	0.17%	Dow Jones U.S. UtilitiesSM Index[c]	(73,136)
(2,552,100)					(76,364)
				Total Unrealized Appreciation	27,118
				Total Unrealized Depreciation	(103,482)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

ProShares Trust

Notes to Schedules of portfolio investments

February 28, 2022 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2022, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.00%, dated 02/28/2022 due 03/01/2022 (a)	Barclays Capital, Inc., 0.01%, dated 02/28/2022 due 03/01/2022 (b)	BNP Paribas Securities Corp., 0.04%, dated 02/28/2022 due 03/01/2022 (c)	ING Financial Markets LLC, 0.04%, dated 02/28/2022 due 03/01/2022 (d)	Total
Short 7-10 Year Treasury	$3,645,316	$2,916,253	$37,182,227	$4,738,911	$48,482,707
Short 20+ Year Treasury	8,168,440	6,534,753	83,318,088	10,618,972	108,640,253
Short Basic Materials	110,653	88,522	1,128,659	143,849	1,471,683
Short Dow30SM	3,058,536	2,446,829	31,197,065	3,976,096	40,678,526
Short Financials	423,090	338,472	4,315,513	550,017	5,627,092
Short FTSE China 50	354,917	283,934	3,620,159	461,392	4,720,402
Short High Yield	3,817,166	3,053,733	38,935,098	4,962,317	50,768,314
Short MidCap400	655,604	524,483	6,687,164	852,286	8,719,537
Short MSCI EAFE	2,993,847	2,395,078	30,537,243	3,892,001	39,818,169
Short MSCI Emerging Markets	1,295,601	1,036,480	13,215,125	1,684,281	17,231,487
Short Oil & Gas	261,086	208,869	2,663,077	339,412	3,472,444
Short QQQ	5,182,822	4,146,258	52,864,784	6,737,668	68,931,532
Short Real Estate	509,692	407,754	5,198,859	662,600	6,778,905
Short Russell2000	4,880,446	3,904,357	49,780,553	6,344,579	64,909,935
Short S&P500®	17,682,310	14,145,849	180,359,567	22,987,003	235,174,729
Short SmallCap600	232,277	185,821	2,369,220	301,959	3,089,277
Ultra 7-10 Year Treasury	1,013,244	810,595	10,335,090	1,317,219	13,476,148
Ultra 20+ Year Treasury	2,632,198	2,105,758	26,848,417	3,421,857	35,008,230
Ultra Basic Materials	525,667	420,534	5,361,803	683,366	6,991,370
Ultra Consumer Goods	66,383	53,106	677,107	86,297	882,893
Ultra Consumer Services	359,038	287,230	3,662,189	466,750	4,775,207
Ultra Dow30SM	3,470,661	2,776,529	35,400,744	4,511,860	46,159,794
Ultra Financials	2,663,552	2,130,841	27,168,228	3,462,617	35,425,238
Ultra FTSE China 50	517,366	413,893	5,277,138	672,576	6,880,973
Ultra FTSE Europe	262,688	210,150	2,679,413	341,493	3,493,744
Ultra Health Care	1,097,011	877,609	11,189,517	1,426,115	14,590,252
Ultra High Yield	364,629	291,703	3,719,216	474,017	4,849,565
Ultra Industrials	152,631	122,105	1,556,842	198,421	2,029,999
Ultra MidCap400	1,533,541	1,226,833	15,642,123	1,993,604	20,396,101
Ultra MSCI Brazil Capped	353,414	282,731	3,604,821	459,437	4,700,403
Ultra MSCI EAFE	485,586	388,469	4,952,981	631,263	6,458,299
Ultra MSCI Emerging Markets	906,743	725,394	9,248,778	1,178,766	12,059,681
Ultra MSCI Japan	134,537	107,629	1,372,276	174,898	1,789,340
Ultra Nasdaq Biotechnology	473,757	379,006	4,832,321	615,884	6,300,968
Ultra Nasdaq Cloud Computing	11,337	9,070	115,641	14,738	150,786
Ultra Nasdaq Cybersecurity	75,666	60,533	771,798	98,367	1,006,364
Ultra Oil & Gas	301,233	240,986	3,072,574	391,603	4,006,396
Ultra QQQ	33,979,040	27,183,232	346,586,204	44,172,751	451,921,227
Ultra Real Estate	754,241	603,392	7,693,254	980,513	10,031,400
Ultra Russell2000	4,486,804	3,589,443	45,765,400	5,832,844	59,674,491
Ultra S&P500®	17,577,199	14,061,760	179,287,434	22,850,359	233,776,752
Ultra Semiconductors	4,222,635	3,378,108	43,070,876	5,489,425	56,161,044
Ultra SmallCap600	422,461	337,969	4,309,107	549,200	5,618,737
Ultra Technology	13,672,756	10,938,206	139,462,107	17,774,582	181,847,651
Ultra Telecommunications	23,465	18,772	239,344	30,505	312,086
Ultra Utilities	127,350	101,880	1,298,976	165,555	1,693,761
UltraPro Dow30SM	6,102,189	4,881,751	62,242,323	7,932,845	81,159,108
UltraPro MidCap400	557,839	446,271	5,689,954	725,190	7,419,254
UltraPro QQQ	11,000,404	8,800,324	112,204,122	14,300,526	146,305,376
UltraPro Russell2000	3,981,532	3,185,225	40,611,622	5,175,991	52,954,370
UltraPro S&P500®	13,944,861	11,155,889	142,237,582	18,128,319	185,466,651

Fund Name	Barclays Capital, Inc., 0.00%, dated 02/28/2022 due 03/01/2022 (a)	Barclays Capital, Inc., 0.01%, dated 02/28/2022 due 03/01/2022 (b)	BNP Paribas Securities Corp., 0.04%, dated 02/28/2022 due 03/01/2022 (c)	ING Financial Markets LLC, 0.04%, dated 02/28/2022 due 03/01/2022 (d)	Total
UltraPro Short 20+ Year Treasury	8,903,160	7,122,528	90,812,232	11,574,109	118,412,029
UltraPro Short Dow30SM	4,553,256	3,642,605	46,443,207	5,919,232	60,558,300
UltraPro Short MidCap400	442,812	354,250	4,516,687	575,656	5,889,405
UltraPro Short QQQ	15,836,670	12,669,336	161,534,025	20,587,670	210,627,701
UltraPro Short Russell2000	1,729,643	1,383,714	17,642,354	2,248,536	23,004,247
UltraPro Short S&P500®	2,156,731	1,725,384	21,998,648	2,803,749	28,684,512
UltraShort 7-10 Year Treasury	2,772,390	2,217,912	28,278,372	3,604,107	36,872,781
UltraShort 20+ Year Treasury	8,713,637	6,970,910	88,879,097	11,327,728	115,891,372
UltraShort Basic Materials	78,383	62,706	799,501	101,898	1,042,488
UltraShort Consumer Goods	43,277	34,621	441,419	56,260	575,577
UltraShort Consumer Services	121,500	97,200	1,239,306	157,950	1,615,956
UltraShort Dow30SM	1,663,307	1,330,645	16,965,728	2,162,299	22,121,979
UltraShort Financials	517,818	414,255	5,281,748	673,164	6,886,985
UltraShort FTSE China 50	778,158	622,526	7,937,210	1,011,605	10,349,499
UltraShort FTSE Europe	767,357	613,886	7,827,041	997,564	10,205,848
UltraShort Health Care	182,027	145,621	1,856,670	236,635	2,420,953
UltraShort Industrials	209,203	167,362	2,133,865	271,964	2,782,394
UltraShort MidCap400	88,919	71,135	906,972	115,593	1,182,619
UltraShort MSCI Brazil Capped	633,805	507,044	6,464,814	823,948	8,429,611
UltraShort MSCI EAFE	80,914	64,731	825,326	105,189	1,076,160
UltraShort MSCI Emerging Markets	309,046	247,237	3,152,270	401,760	4,110,313
UltraShort MSCI Japan	173,996	139,196	1,774,755	226,194	2,314,141
UltraShort Nasdaq Biotechnology	456,132	364,905	4,652,542	592,972	6,066,551
UltraShort Oil & Gas	690,777	552,622	7,045,925	898,010	9,187,334
UltraShort QQQ	1,118,511	894,809	11,408,816	1,454,064	14,876,200
UltraShort Real Estate	867,367	693,893	8,847,140	1,127,577	11,535,977
UltraShort Russell2000	3,012,671	2,410,137	30,729,243	3,916,472	40,068,523
UltraShort S&P500®	2,888,257	2,310,606	29,460,223	3,754,735	38,413,821
UltraShort Semiconductors	268,987	215,190	2,743,669	349,684	3,577,530
UltraShort SmallCap600	194,439	155,551	1,983,276	252,769	2,586,035
UltraShort Technology	424,552	339,641	4,330,426	551,917	5,646,536
UltraShort Utilities	55,908	44,726	570,258	72,680	743,572

	$242,259,071	$193,807,255	$2,471,042,488	$314,936,786	$3,222,045,600

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2022 as follows:
(a) U.S. Treasury Bonds, 0.88% to 1.38%, due 2/15/2044 to 2/15/2047, which had an aggregate value at the Trust level of $255,000,089.
(b) U.S. Treasury Notes, 0.13%, due 10/15/2026, which had an aggregate value at the Trust level of $204,000,018.
(c) U.S. Treasury Bills, 0%, due 3/24/2022 to 6/21/2022; U.S. Treasury Bonds, 0% to 7.63%, due 2/15/2023 to 5/15/2051; U.S. Treasury Notes, 0.13% to 3.00%, due 4/15/2022 to 7/15/2030, which had an aggregate value at the Trust level of $2,601,000,127.
(d) Federal Farm Credit Bank, 0.11% to 3.10%, due 12/28/2022 to 1/4/2035; Federal Home Loan Bank, 1.04% to 1.20%, due 6/14/2024 to 12/23/2024; Federal Home Loan Mortgage Corp., 0% to 0.18%, due 8/5/2022 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 4/5/2022 to 11/15/2030; U.S. Treasury Bills, 0%, due 12/29/2022; U.S. Treasury Bonds, 0.63% to 5.38%, due 2/15/2031 to 8/15/2051; U.S. Treasury Notes, 0.13% to 2.88%, due 2/28/2023 to 2/15/2029, which had an aggregate value at the Trust level of $331,500,845.